GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.4%

	Argentina — 1.0%

415,815	Adecoagro SA *	4,420,114

	Australia — 1.5%

1,500,387	Nickel Mines Ltd	1,177,552

185,910	Sandfire Resources Ltd	1,024,850

640,111	Sunrise Energy Metals Ltd * (a)	1,175,768

1,808,538	Western Areas Ltd (a)	3,484,448

	Total Australia	6,862,618

	Brazil — 1.2%

614,578	Sao Martinho SA	4,069,514

143,300	SLC Agricola SA	1,409,161

	Total Brazil	5,478,675

	Canada — 9.4%

510,285	Canadian Solar Inc * (a)	20,197,080

1,885,500	Greenlane Renewables Inc * (a)	2,419,209

1,501,901	Ivanhoe Mines Ltd – Class A *	11,040,007

478,510	Largo Resources Ltd *	7,003,068

86,300	NFI Group Inc (a)	1,842,372

	Total Canada	42,501,736

	China — 5.1%

1,609,000	Chaowei Power Holdings Ltd	572,401

4,356,919	China High Speed Transmission Equipment Group Co Ltd *	2,846,404

2,070,000	China Longyuan Power Group Corp Ltd – Class H	2,974,920

1,868,000	China Water Affairs Group Ltd (a)	1,456,593

149,600	Hollysys Automation Technologies Ltd	2,019,600

157,322	Sungrow Power Supply Co Ltd – Class A	2,243,643

1,518,000	Tianneng Power International Ltd (a)	2,734,991

2,432,000	Wasion Group Holdings Ltd	808,420

1,153,400	Xinjiang Goldwind Science & Technology Co Ltd – Class H (a)	1,927,362

938,176	Yutong Bus Co Ltd – Class A	1,974,932

727,085	Zhuzhou CRRC Times Electric Co Ltd – Class H	3,504,572

	Total China	23,063,838

	Denmark — 0.8%

3,269	Rockwool International A/S – Class B	1,623,402

50,220	Vestas Wind Systems A/S	1,963,237

	Total Denmark	3,586,639

	Finland — 0.8%

95,928	Kemira Oyj	1,575,279

32,852	Neste Oyj	2,166,812

	Total Finland	3,742,091

	France — 2.6%

220,114	Electricite de France SA	3,113,302

Shares	Description	Value ($)

	France — continued

62,398	Nexans SA	5,521,665

65,841	Veolia Environnement SA	2,076,000

17,193	Vilmorin & Cie SA	1,219,683

	Total France	11,930,650

	Germany — 0.9%

23,579	Siemens AG (Registered)	3,870,200

	Italy — 1.0%

477,663	Enel SPA	4,737,126

	Japan — 3.8%

77,800	Ebara Corp	3,823,532

75,800	GS Yuasa Corp	2,160,721

22,400	Iseki & Co Ltd *	281,499

56,100	Kurita Water Industries Ltd	2,658,619

70,000	Osaki Electric Co Ltd	385,236

331,900	Panasonic Corp	3,769,607

275,700	Renesas Electronics Corp *	2,888,998

38,000	Takuma Co Ltd	649,696

42,800	Tsukishima Kikai Co Ltd	460,208

	Total Japan	17,078,116

	Mexico — 2.4%

2,188,652	Grupo Mexico SAB de CV – Series B	10,504,826

307,515	Grupo Rotoplas SAB de CV	509,643

	Total Mexico	11,014,469

	Netherlands — 0.9%

89,509	Arcadis NV	3,900,400

	Norway — 1.5%

510,655	Austevoll Seafood ASA (a)	6,676,454

	Pakistan — 0.2%

1,173,337	Fauji Fertilizer Co Ltd	821,013

	Philippines — 0.1%

4,653,200	Nickel Asia Corp	507,804

	Portugal — 0.5%

388,296	EDP – Energias de Portugal SA	2,260,349

	Russia — 2.8%

125,288	MMC Norilsk Nickel PJSC ADR	4,485,209

297,371	PhosAgro PJSC GDR (Registered)	6,087,185

169,638	Ros Agro Plc GDR (Registered)	2,174,885

	Total Russia	12,747,279

	South Korea — 0.5%

43,127	Daedong Corp	512,405

2,214	LG Chem Ltd	1,649,953

	Total South Korea	2,162,358

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Spain — 2.0%

7,811	Acciona SA	1,350,309

108,998	Endesa SA	3,142,548

47,238	Fomento de Construcciones y Contratas SA	599,811

182,784	Red Electrica Corp SA (a)	3,659,812

81,853	Talgo SA * (a)	498,875

	Total Spain	9,251,355

	Switzerland — 0.7%

1,124	Gurit Holding AG	3,004,469

	Thailand — 0.2%

1,220,500	SPCG Pcl	765,326

	Ukraine — 0.6%

180,478	Kernel Holding SA	2,833,859

	United Kingdom — 2.0%

562,781	Drax Group Plc	3,477,799

91,699	Go-Ahead Group Plc *	1,609,611

3,335,675	Renewi Plc *	2,571,981

1,011,768	Stagecoach Group Plc *	1,241,272

	Total United Kingdom	8,900,663

	United States — 50.9%

412,320	Aemetis, Inc. * (a)	5,595,182

45,500	AGCO Corp.	6,295,835

33,796	Albemarle Corp.	5,646,636

422,692	Ameresco, Inc. – Class A *	22,723,922

242,886	BorgWarner, Inc.	12,457,623

1,786,208	Clean Energy Fuels Corp. *	14,146,767

216,596	Darling Ingredients, Inc. *	14,828,162

10,000	Deere & Co.	3,611,000

27,900	EnerSys	2,629,296

34,355	Enphase Energy, Inc. *	4,914,483

51,313	Exelon Corp.	2,315,243

57,966	First Solar, Inc. *	4,411,792

141,590	Freeport-McMoRan, Inc.	6,048,725

15,090	FutureFuel Corp.	154,974

1,679,056	GrafTech International Ltd.	22,297,864

96,280	Livent Corp. * (a)	1,878,423

558,553	Montauk Renewables, Inc. * (a)	5,417,964

413,247	Mosaic Co. (The)	14,934,747

28,800	MYR Group, Inc. *	2,506,752

83,679	ON Semiconductor Corp. *	3,350,507

66,533	Owens Corning	7,095,744

352,560	Renewable Energy Group, Inc. *	21,530,839

11,100	Sensata Technologies Holding Plc *	659,673

73,309	SolarEdge Technologies, Inc. *	18,914,455

459,875	Sunrun, Inc. * (a)	20,565,610

25,529	TE Connectivity Ltd.	3,463,775

Shares	Description	Value ($)

	United States — continued

5,500	Valmont Industries, Inc.	1,364,000

	Total United States	229,759,993

	TOTAL COMMON STOCKS (COST $364,929,480)	421,877,594

	PREFERRED STOCKS (b) — 1.0%

	Chile — 1.0%

101,238	Sociedad Quimica y Minera de Chile SA Sponsored ADR	4,390,692

	TOTAL PREFERRED STOCKS (COST $4,510,456)	4,390,692

	MUTUAL FUNDS — 6.2%

	United States — 6.2%

	Affiliated Issuers — 6.2%

5,533,567	GMO U.S. Treasury Fund (c)	27,889,178

	TOTAL MUTUAL FUNDS (COST $27,889,178)	27,889,178

	SHORT-TERM INVESTMENTS — 1.2%

	Money Market Funds — 1.2%

5,565,584	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (d)	5,565,584

	TOTAL SHORT-TERM INVESTMENTS (COST $5,565,584)	5,565,584

	TOTAL INVESTMENTS — 101.8% (Cost $402,894,698)	459,723,048

	Other Assets and Liabilities (net) — (1.8%)	(7,958,443)

	TOTAL NET ASSETS — 100.0%	$451,764,605

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	All or a portion of this security is purchased with collateral from securities loaned.

(d)	The rate disclosed is the 7 day net yield as of May 31, 2021.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

GMO Cyclical Focus Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.1%

	Canada — 5.0%

77,680	Brookfield Asset Management Inc – Class A	3,910,411

55,605	Nutrien Ltd	3,455,851

	Total Canada	7,366,262

	Finland — 2.8%

63,563	Neste Oyj	4,192,412

	France — 8.7%

4,067	Kering SA	3,724,549

5,187	LVMH Moet Hennessy Louis Vuitton SE	4,154,954

33,771	Safran SA	5,106,505

	Total France	12,986,008

	Germany — 2.1%

25,947	Beiersdorf AG	3,076,132

	Ireland — 2.6%

189,804	Ryanair Holdings Plc *	3,887,171

	Mexico — 5.8%

407,900	Fomento Economico Mexicano SAB de CV	3,344,625

1,104,100	Grupo Mexico SAB de CV – Series B	5,299,325

	Total Mexico	8,643,950

	Russia — 4.4%

36,303	LUKOIL PJSC Sponsored ADR	2,954,971

17,808	Novatek PJSC Sponsored GDR (Registered)	3,545,075

	Total Russia	6,500,046

	Spain — 4.9%

45,299	Amadeus IT Group SA *	3,418,097

97,673	Industria de Diseno Textil SA	3,796,096

	Total Spain	7,214,193

	United Kingdom — 11.7%

55,281	Berkeley Group Holdings Plc (The)	3,663,867

222,060	Compass Group Plc *	5,061,965

101,786	Persimmon Plc	4,551,083

225,504	Royal Dutch Shell Plc – B Shares	4,099,942

	Total United Kingdom	17,376,857

	United States — 48.1%

30,539	American Express Co.	4,890,210

1,467	Booking Holdings, Inc. *	3,464,394

89,200	BorgWarner, Inc.	4,575,068

51,516	Charles Schwab Corp. (The)	3,804,457

28,833	Chevron Corp.	2,992,577

58,002	Coca-Cola Co. (The)	3,206,931

63,052	EOG Resources, Inc.	5,065,598

14,715	Global Payments, Inc.	2,850,443

28,800	Hasbro, Inc.	2,763,936

Shares	Description	Value ($)

	United States — continued

27,122	Hilton Worldwide Holdings, Inc. *	3,397,573

47,663	Las Vegas Sands Corp. *	2,752,538

81,700	Lyft, Inc. – Class A *	4,664,253

2,837	Markel Corp. *	3,476,715

40,112	Raytheon Technologies Corp.	3,558,335

82,287	Sensata Technologies Holding Plc *	4,890,316

97,083	US Bancorp	5,900,705

90,412	Verso Corp. – Class A	1,537,908

44,923	VF Corp.	3,581,261

88,579	Wells Fargo & Co.	4,138,411

	Total United States	71,511,629

	TOTAL COMMON STOCKS (COST $98,853,650)	142,754,660

	PREFERRED STOCKS (a) — 3.2%

	Brazil — 3.2%

356,300	Bradespar SA	4,780,109

	TOTAL PREFERRED STOCKS (COST $2,276,671)	4,780,109

	MUTUAL FUNDS — 0.0%

	United States — 0.0%

	Affiliated Issuers — 0.0%

5,556	GMO U.S. Treasury Fund	28,000

	TOTAL MUTUAL FUNDS (COST $28,000)	28,000

	SHORT-TERM INVESTMENTS — 0.6%

	Money Market Funds — 0.6%

858,506	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (b)	858,506

	TOTAL SHORT-TERM INVESTMENTS (COST $858,506)	858,506

	TOTAL INVESTMENTS — 99.9% (Cost $102,016,827)	148,421,275

	Other Assets and Liabilities (net) — 0.1%	179,035

	TOTAL NET ASSETS — 100.0%	$148,600,310

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2021.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 87.9%

	Belgium — 0.2%

30,600	Anheuser-Busch InBev SA Sponsored ADR	2,318,562

	Brazil — 4.2%

1,220,800	Atacadao SA	5,132,246

1,400,400	B3 SA – Brasil Bolsa Balcao	4,696,930

486,200	Blau farmaceutica SA *	4,319,331

873,100	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira *	4,585,212

4,118,900	JHSF Participacoes SA	6,038,029

41,700	Lojas Renner SA	379,498

2,400	MercadoLibre Inc *	3,260,808

1,653,400	Movida Participacoes SA	5,621,630

10,830,600	Oi SA *	3,179,542

7,800	Pagseguro Digital Ltd – Class A *	383,058

394,600	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA *	3,868,999

	Total Brazil	41,465,283

	China — 31.8%

1,040,900	Alibaba Group Holding Ltd *	27,839,403

169,976	Alibaba Group Holding Ltd Sponsored ADR *	36,368,065

316,000	Alibaba Health Information Technology Ltd *	783,282

30,100	Autohome Inc ADR	2,319,807

30,600	Baidu Inc Sponsored ADR *	6,005,862

1,056,608	Bank of Ningbo Co Ltd – Class A	7,080,594

23,100	Bilibili, Inc. Sponsored ADR *	2,475,858

12,676,000	China Construction Bank Corp – Class H	10,444,094

1,580,400	China International Capital Corp Ltd – Class H	4,645,324

810,000	China Mengniu Dairy Co Ltd *	4,794,347

2,096,502	China Merchants Bank Co Ltd – Class H	19,396,888

1,435,489	Focus Media Information Technology Co Ltd – Class A	2,350,766

458,500	GoerTek Inc – Class A	2,779,275

766,300	Gree Electric Appliances Inc of Zhuhai – Class A	6,862,934

605,000	Haitian International Holdings Ltd	2,188,821

356,144	Han’s Laser Technology Industry Group Co Ltd – Class A	2,089,574

235,900	Jason Furniture Hangzhou Co Ltd – Class A	2,976,618

58,500	JD.com Inc ADR *	4,325,490

148,900	JD.com Inc – Class A *	5,490,657

423,597	Jiangsu Hengli Hydraulic Co Ltd – Class A	5,402,905

9,886	Kweichow Moutai Co Ltd – Class A	3,466,310

216,500	Li Ning Co Ltd	1,990,458

1,879,200	Man Wah Holdings Ltd	4,231,403

175,300	Meituan – Class B *	6,144,207

212,443	Midea Group Co Ltd – Class A	2,757,839

104,500	NetEase Inc	2,454,806

47,400	NetEase Inc ADR	5,589,882

Shares	Description	Value ($)

	China — continued

388,600	New Oriental Education & Technology Group Inc Sponsored ADR *	3,975,378

13,800	Pinduoduo, Inc ADR *	1,723,344

1,073,500	Ping An Bank Co Ltd – Class A	4,133,717

417,000	Ping An Insurance Group Co of China Ltd – Class H	4,554,962

111,332	Proya Cosmetics Co Ltd – Class A	2,931,142

840,349	Sany Heavy Industry Co Ltd – Class A	4,035,386

73,683	Shenzhen Mindray Bio-Medical Electronics Co Ltd – Class A	5,618,935

313,700	Shenzhou International Group Holdings Ltd	8,269,260

81,100	Sunny Optical Technology Group Co Ltd	2,066,704

1,900	TAL Education Group ADR *	75,943

876,584	Tencent Holdings Ltd	68,532,121

39,100	Tencent Music Entertainment Group ADR *	615,434

194,000	Tsingtao Brewery Co Ltd – Class H	2,061,030

1,912,000	Uni-President China Holdings Ltd	2,087,494

30,500	Weibo Corp Sponsored ADR *	1,550,620

79,830	Wuliangye Yibin Co Ltd – Class A	3,982,286

152,400	WuXi AppTec Co Ltd – Class H	3,152,573

34,500	Wuxi Biologics Cayman, Inc *	512,021

1,068,000	Xinyi Solar Holdings Ltd	1,896,839

87,700	Yum China Holdings Inc	5,932,028

965,400	Zoomlion Heavy Industry Science and Technology Co Ltd – Class H	1,200,293

	Total China	312,162,979

	Greece — 0.4%

3,933,560	Eurobank Ergasias Services and Holdings SA *	3,684,583

	Hong Kong — 1.3%

930,600	AIA Group Ltd	12,420,074

	Hungary — 0.4%

74,295	OTP Bank Plc *	4,078,172

	India — 12.2%

1,349,394	Action Construction Equipment Ltd *	3,149,111

315,078	Ambuja Cements Ltd	1,414,273

54,337	Apollo Hospitals Enterprise Ltd	2,359,885

1,089,626	Ashok Leyland Ltd *	1,874,982

482,053	Aurobindo Pharma Ltd	6,795,021

25,532	Britannia Industries Ltd	1,207,390

208,450	Central Depository Services India Ltd	2,836,065

577,708	Crompton Greaves Consumer Electricals Ltd	3,144,121

3,904,869	Gayatri Projects Ltd *	1,830,577

576,243	Gujarat Gas Ltd	4,056,758

661,296	HCL Technologies Ltd	8,607,299

197,695	HDFC Bank Ltd *	4,112,807

82,704	Housing Development Finance Corp Ltd	2,897,808

663,039	ICICI Bank Ltd *	5,924,910

572,165	Infosys Ltd	11,096,798

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	India — continued

178,758	Jubilant Ingrevia Ltd *	1,186,908

277,213	Jubilant Pharmova Ltd *	3,356,741

71,531	Larsen & Toubro Ltd	1,454,507

1,094,319	Laxmi Organic Industries Ltd * (a) (b)	3,315,775

200,442	Muthoot Finance Ltd	3,500,213

48,480	Navin Fluorine International Ltd	2,140,751

109,338	Polycab India Ltd *	2,527,310

1,114,451	Rupa & Co Ltd	6,297,492

308,967	SBI Cards & Payment Services Ltd	4,459,467

33,127	SRF Ltd	2,970,039

292,431	State Bank of India *	1,701,384

494,997	Sun TV Network Ltd	3,718,620

144,508	Tata Consultancy Services Ltd	6,269,366

210,579	Tata Consumer Products Ltd	1,895,971

188,211	Tech Mahindra Ltd	2,662,108

729,346	UPL Ltd	8,160,620

408,999	Wipro Ltd	3,030,621

	Total India	119,955,698

	Indonesia — 0.0%

177,300	Bank Central Asia Tbk PT	393,204

	Mexico — 2.0%

4,825,800	America Movil SAB de CV – Series L	3,702,090

2,839,300	Cemex SAB de CV *	2,346,364

467,800	Fomento Economico Mexicano SAB de CV	3,835,782

775,700	Grupo Financiero Banorte SAB de CV – Class O	5,291,023

1,443,424	Wal-Mart de Mexico SAB de CV	4,608,260

	Total Mexico	19,783,519

	Peru — 0.1%

3,500	Credicorp Ltd *	481,145

	Philippines — 0.4%

296,990	GT Capital Holdings Inc	3,664,076

	Poland — 0.7%

262,964	Bank Polska Kasa Opieki SA *	6,829,134

	Russia — 2.9%

250,779	Fix Price Group Ltd GDR * (c)	2,043,849

1,348,600	Moscow Exchange MICEX-RTS PJSC	3,087,711

473,117	Sberbank of Russia PJSC Sponsored ADR	7,964,401

98,186	TCS Group Holding Plc GDR (Registered)	7,350,172

120,500	Yandex NV – Class A *	8,138,570

	Total Russia	28,584,703

	Saudi Arabia — 0.2%

50,729	Saudi Telecom Co	1,664,904

	Singapore — 0.1%

2,900	Sea Ltd ADR *	734,396

Shares	Description	Value ($)

	South Africa — 1.4%

1,006,130	FirstRand Ltd	4,120,456

32,341	Naspers Ltd – N Shares	7,128,827

198,308	Nedbank Group Ltd *	2,344,746

	Total South Africa	13,594,029

	South Korea — 11.3%

20,665	Hyundai Mobis Co Ltd	5,150,713

37,370	Kakao Corp	4,085,546

189,079	KB Financial Group Inc	9,687,606

35,744	Korea Investment Holdings Co Ltd	3,342,489

3,299	LG Chem Ltd	2,458,535

32,152	LG Corp	3,083,208

22,269	LX Holdings Corp *	244,591

11,880	NAVER Corp	3,811,625

762,803	Samsung Electronics Co Ltd	54,754,185

6,837	Samsung SDI Co Ltd	3,924,184

181,600	Shinhan Financial Group Co Ltd	6,890,254

78,323	SK Hynix Inc	8,781,658

14,601	SK Telecom Co Ltd	4,164,869

	Total South Korea	110,379,463

	Switzerland — 0.2%

19,147	Nestle SA (Registered)	2,365,002

	Taiwan — 14.0%

112,458	Advantech Co Ltd	1,325,045

861,000	Chailease Holding Co Ltd	6,502,954

6,443,000	CTBC Financial Holding Co Ltd	5,337,090

609,000	Delta Electronics Inc	6,389,841

2,207,000	E Ink Holdings Inc	4,884,659

588,000	Elan Microelectronics Corp	4,439,807

288,000	Giant Manufacturing Co Ltd	3,461,308

1,004,000	Hon Hai Precision Industry Co Ltd	4,011,639

158,000	MediaTek Inc	5,458,439

707,000	Micro-Star International Co Ltd	4,227,985

146,000	Novatek Microelectronics Corp	2,651,455

1,670,000	Quanta Computer Inc	5,293,523

36,000	Silergy Corp	4,518,090

235,000	Simplo Technology Co Ltd	3,088,825

473,000	Sinbon Electronics Co Ltd	4,458,213

2,775,800	Taiwan Semiconductor Manufacturing Co Ltd	58,936,266

1,248,000	United Microelectronics Corp	2,345,455

276,000	Walsin Technology Corp	2,059,160

3,580,000	Wistron Corp	3,942,334

3,783,000	Yuanta Financial Holding Co Ltd	3,490,208

	Total Taiwan	136,822,296

	Thailand — 0.5%

2,729,900	CP ALL Pcl (Foreign Registered)	5,302,908

	United Arab Emirates — 0.5%

1,079,041	First Abu Dhabi Bank PJSC	4,871,579

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — 2.3%

30,700	Facebook, Inc. – Class A *	10,092,011

43,300	PepsiCo, Inc.	6,405,802

27,000	Visa, Inc. – Class A	6,137,100

	Total United States	22,634,913

	Vietnam — 0.8%

1,784,700	Bank for Foreign Trade of Vietnam JSC	7,715,353

	TOTAL COMMON STOCKS (COST $764,653,011)	861,905,975

	PREFERRED STOCKS (d) — 1.1%

	Brazil — 1.1%

1,896,900	Itau Unibanco Holding SA	10,784,417

	TOTAL PREFERRED STOCKS (COST $9,738,236)	10,784,417

	INVESTMENT FUNDS — 9.2%

	China — 3.5%

480,000	iShares China Large-Cap ETF	22,195,200

4,205,100	iShares FTSE China A50 ETF	11,613,347

	Total China	33,808,547

	Russia — 3.4%

1,201,400	VanEck Vectors Russia ETF	33,795,382

	Saudi Arabia — 1.1%

285,200	iShares MSCI Saudi Arabia ETF	10,991,608

Shares / Par Value†		Description	Value ($)

		South Africa — 1.2%

	225,800	iShares MSCI South Africa ETF	11,987,722

		TOTAL INVESTMENT FUNDS (COST $82,671,228)	90,583,259

		DEBT OBLIGATIONS — 0.0%

		India — 0.0%

INR	740,428	Britannia Industries Ltd, 1.00%, due 06/01/24 (a)	—

		TOTAL DEBT OBLIGATIONS (COST $10,174)	—

		MUTUAL FUNDS — 2.0%

		United States — 2.0%

		Affiliated Issuers — 2.0%

	3,869,689	GMO U.S. Treasury Fund	19,503,232

		TOTAL MUTUAL FUNDS (COST $19,503,232)	19,503,232

		SHORT-TERM INVESTMENTS — 0.5%

		Money Market Funds — 0.5%

	4,513,868	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (e)	4,513,868

		TOTAL SHORT-TERM INVESTMENTS (COST $4,513,868)	4,513,868

		TOTAL INVESTMENTS — 100.7% (Cost $881,089,749)	987,290,751

		Other Assets and Liabilities (net) — (0.7%)	(6,936,537)

		TOTAL NET ASSETS — 100.0%	$980,354,214

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2021

Laxmi Organic Industries Ltd	03/02/21	$1,924,110	0.34%	$3,315,775

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs.

(b)	The security is restricted as to resale.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	The rate disclosed is the 7 day net yield as of May 31, 2021.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

PJSC - Private Joint-Stock Company

Currency Abbreviations:

INR - Indian Rupee

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.2%

	Argentina — 0.2%

228,200	Banco BBVA Argentina SA ADR * (a)	769,034

10,500	Banco Macro SA ADR *	172,095

10,800	Globant SA *	2,352,996

345,000	Grupo Financiero Galicia SA ADR	3,063,600

91,700	Telecom Argentina SA Sponsored ADR	526,358

	Total Argentina	6,884,083

	Brazil — 0.8%

933,500	Blau farmaceutica SA *	8,293,081

343,100	Sul America SA	2,290,976

1,395,300	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA *	13,680,724

	Total Brazil	24,264,781

	Chile — 0.0%

43,788	Inversiones La Construccion SA	232,690

	China — 31.0%

4,731,000	361 Degrees International Ltd *	2,151,512

852,000	Agile Group Holdings Ltd	1,202,231

4,822,500	Agricultural Bank of China Ltd – Class A	2,485,864

83,293,590	Agricultural Bank of China Ltd – Class H	33,797,124

1,188,000	AK Medical Holdings Ltd	2,120,152

355,426	Alibaba Group Holding Ltd Sponsored ADR *	76,046,947

1,697,126	Anhui Conch Cement Co Ltd – Class A	13,093,232

113,500	Asia Cement China Holdings Corp	107,968

103,300	Baidu Inc Sponsored ADR *	20,274,691

5,146,300	Bank of China Ltd – Class A	2,700,852

642,500	Budweiser Brewing Co APAC Ltd	2,210,980

3,731,000	BYD Electronic International Co Ltd (a)	23,744,440

12,405,878	China Communications Services Corp Ltd – Class H	5,211,148

104,623,148	China Construction Bank Corp – Class H	86,201,795

5,184,000	China Dongxiang Group Co Ltd	654,561

21,277,000	China Feihe Ltd	57,969,107

42,400	China Gas Holdings Ltd	161,261

361,430	China International Travel Service Corp Ltd – Class A	19,593,591

1,564,000	China Lesso Group Holdings Ltd	3,962,935

105,000	China Lilang Ltd	66,971

104,000	China Longyuan Power Group Corp Ltd – Class H	149,465

9,173,000	China Machinery Engineering Corp – Class H	4,102,951

2,678,705	China Merchants Bank Co Ltd – Class A	24,639,272

2,654,000	China Oriental Group Co Ltd	870,150

128,000	China Overseas Grand Oceans Group Ltd	81,090

7,500	China Overseas Land & Investment Ltd	18,181

1,187,911	China Pacific Insurance Group Co Ltd – Class A	6,551,208

Shares	Description	Value ($)

	China — continued

390,827	China Railway Signal & Communication Corp Ltd – Class A	352,560

14,602,000	China Reinsurance Group Corp – Class H	1,598,581

8,000	China Resources Gas Group Ltd	49,605

4,826,000	China Resources Land Ltd	22,802,426

497,500	China Shenhua Energy Co Ltd – Class H	1,098,530

49,500	China Tian Lun Gas Holdings Ltd	52,206

6,844,481	China Vanke Co Ltd – Class A	28,982,920

32,000	Chinasoft International Ltd *	41,122

5,421,714	Country Garden Holdings Co Ltd	6,912,074

461,771	CSG Holding Co Ltd – Class A	743,553

235,700	ENN Energy Holdings Ltd	4,332,985

9,989,109	Fangda Special Steel Technology Co Ltd – Class A *	14,399,799

1,919,000	Greenland Hong Kong Holdings Ltd	654,943

5,126,000	Guangdong Investment Ltd	7,638,941

362,722	Hangzhou Robam Appliances Co Ltd – Class A	2,529,805

293,000	Hebei Construction Group Corp Ltd – Class H	105,796

34,000	Hengan International Group Co Ltd	229,236

8,306,238	Hisense Home Appliances Group Co Ltd – Class A	19,421,749

313,000	Hisense Home Appliances Group Co Ltd – Class H	470,506

237,300	Hollysys Automation Technologies Ltd	3,203,550

10,248,000	Hua Han Health Industry Holdings Ltd * (b)	—

516,400	Huayu Automotive Systems Co Ltd – Class A	1,956,584

58,139,847	Industrial & Commercial Bank of China Ltd – Class H	38,169,358

1,791,193	Inner Mongolia Eerduosi Resources Co Ltd – Class A	5,454,114

18,100	JOYY Inc ADR	1,392,795

86,000	Kingboard Laminates Holdings Ltd	186,003

1,207,000	Koolearn Technology Holding Ltd *	1,958,616

40,000	Kunlun Energy Co Ltd	45,416

49,305	Kweichow Moutai Co Ltd – Class A	17,287,721

2,453,000	KWG Group Holdings Ltd	3,736,508

2,533,000	Logan Group Co Ltd	4,059,404

1,831,000	Longfor Group Holdings Ltd	10,730,697

3,015,000	Lonking Holdings Ltd	1,095,166

293,700	Lufax Holding Ltd ADR *	3,580,203

259,500	Midea Group Co Ltd – Class A	3,368,711

415,800	NetEase Inc	9,767,545

294,400	NetEase Inc ADR	34,718,592

1,032,000	PAX Global Technology Ltd	1,289,603

340,000	Perennial Energy Holdings Ltd (a)	210,494

26,349,000	PICC Property & Casualty Co Ltd – Class H	25,718,582

206,714	Ping An Insurance Group Co of China Ltd – Class A	2,371,894

3,526,250	Postal Savings Bank of China Co Ltd – Class A	3,087,851

5,704,400	Qingling Motors Co Ltd – Class H	1,277,767

65,000	Road King Infrastructure Ltd	85,970

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	China — continued

300	Shanghai Mechanical and Electrical Industry Co Ltd – Class A	866

3,068,789	Shenzhen Investment Ltd	1,098,108

2,317,481	Shenzhen YUTO Packaging Technology Co Ltd – Class A	10,386,099

3,583,500	Shimao Group Holdings Ltd	10,281,317

440,000	Shougang Fushan Resources Group Ltd	118,357

3,107,000	Sinopec Engineering Group Co Ltd – Class H	1,965,576

1,721,500	Sinotruk Hong Kong Ltd	4,128,550

3,567,051	Suofeiya Home Collection Co Ltd – Class A	15,839,000

1,322,965	Tencent Holdings Ltd	103,430,587

129,000	Tencent Holdings Ltd ADR	10,111,020

450,851	Tsingtao Brewery Co Ltd – Class A	7,432,191

212,000	Tsingtao Brewery Co Ltd – Class H	2,252,259

109,000	Want Want China Holdings Ltd	80,901

12,075,931	Weifu High-Technology Group Co Ltd – Class A	45,438,630

186,000	Xinyi Glass Holdings Ltd	727,450

5,757,100	Yangzijiang Shipbuilding Holdings Ltd	6,477,066

3,064,000	Yuzhou Group Holdings Co Ltd	903,264

48,000	Zhejiang Expressway Co Ltd – Class H	42,417

86,907	Zhejiang Supor Co Ltd – Class A	1,000,477

911,429	Zhejiang Weixing New Building Materials Co Ltd – Class A	3,371,279

7,923,586	Zhengzhou Coal Mining Machinery Group Co Ltd – Class A	14,314,004

1,361,000	Zhongsheng Group Holdings Ltd	11,319,869

9,240,382	Zhuzhou Kibing Group Co Ltd – Class A	23,432,261

170	Zijin Mining Group Co Ltd – Class A	300

	Total China	951,492,008

	Czech Republic — 0.2%

46,135	CEZ AS	1,378,513

13,338	Komercni Banka AS *	491,376

1,337,524	Moneta Money Bank AS *	5,001,712

838	Philip Morris CR AS	584,180

	Total Czech Republic	7,455,781

	Egypt — 0.0%

142,998	Commercial International Bank Egypt SAE	483,912

398,773	Eastern Co SAE	305,505

615,901	ElSewedy Electric Co	313,415

527,023	Medinet Nasr Housing	109,808

633,780	Palm Hills Developments SAE	68,166

	Total Egypt	1,280,806

	India — 4.7%

256,987	Asian Paints Ltd	10,406,754

27,974	Cochin Shipyard Ltd	147,000

822,334	Engineers India Ltd	961,604

11,567,064	Gayatri Projects Ltd * (c)	5,422,563

49,683	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	260,281

Shares	Description	Value ($)

	India — continued

598,198	HCL Technologies Ltd	7,786,028

230,960	HDFC Bank Ltd *	4,804,845

261,937	Hindustan Unilever Ltd	8,410,600

147,814	Hindustan Zinc Ltd	665,485

252,428	Housing Development Finance Corp Ltd	8,844,649

1,332,810	ICICI Bank Ltd *	11,909,977

796,700	Infosys Ltd Sponsored ADR	15,408,178

3,013,682	Jai Balaji Industries Ltd *	1,986,327

1,322,083	Kiri Industries Ltd	8,605,847

386,197	Kotak Mahindra Bank Ltd *	9,581,566

1,532	Larsen & Toubro Infotech Ltd	83,222

18,276	Mahanagar Gas Ltd	296,725

137,424	Mindtree Ltd	4,462,196

1,751,848	NBCC India Ltd	1,180,787

173,171	NCC Ltd	199,222

386,580	NMDC Ltd	955,015

95,095	Oracle Financial Services Software Ltd	4,623,395

28,146	Redington India Ltd *	85,311

360,830	Tata Consultancy Services Ltd	15,654,325

312,651	Titan Co Ltd	6,803,735

204,302	Welspun Corp Ltd	418,541

1,548,435	Wipro Ltd	11,473,669

748,679	Zee Entertainment Enterprises Ltd	2,182,029

	Total India	143,619,876

	Indonesia — 2.2%

10,875,900	Bank Central Asia Tbk PT	24,119,841

8,830,600	Bank Mandiri Persero Tbk PT	3,580,158

13,328,600	Bank Negara Indonesia Persero Tbk PT	4,850,635

16,446,000	Bank Pembangunan Daerah Jawa Timur Tbk PT	863,102

69,969,000	Bank Rakyat Indonesia Persero Tbk PT	19,937,019

18,940,400	Bukit Asam Tbk PT	2,903,343

5,320,091	Indo Tambangraya Megah Tbk PT	4,829,813

207,759,500	Panin Financial Tbk PT *	2,761,038

17,958,100	Perusahaan Gas Negara Tbk PT *	1,418,944

24,952,400	Ramayana Lestari Sentosa Tbk PT	1,152,524

242,700	United Tractors Tbk PT	370,705

	Total Indonesia	66,787,122

	Kuwait — 2.1%

816,491	Alimtiaz Investment Group KSC *	349,828

162,293	Burgan Bank SAK	120,176

2,445,350	Gulf Bank KSCP	1,816,848

90,778	Gulf Cable & Electrical Industries Co KSCP	236,199

258,845	Humansoft Holding Co KSC	3,099,078

11,754,819	Kuwait Finance House KSCP	29,273,659

1,696,339	Kuwait Projects Co Holding KSCP	836,389

1,228,141	Mobile Telecommunications Co KSCP	2,421,892

9,198,386	National Bank of Kuwait SAKP	25,104,365

244,100	Qurain Petrochemical Industries Co	312,107

	Total Kuwait	63,570,541

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Malaysia — 0.0%

514,800	Gamuda Bhd *	405,704

138,000	Genting Plantations Bhd	269,468

	Total Malaysia	675,172

	Mexico — 3.8%

70,300	Arca Continental SAB de CV	390,501

1,152,000	Banco del Bajio SA	1,974,560

3,435,700	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander Mexico *	4,062,192

13,500	Coca-Cola Femsa SAB de CV Sponsored ADR	661,770

347,200	Concentradora Fibra Danhos SA de CV (REIT)	413,997

1,679,200	Credito Real SAB de CV SOFOM ER *	554,731

176,300	El Puerto de Liverpool SAB de CV – Class C1	739,083

2,087,100	Fibra Uno Administracion SA de CV (REIT)	2,446,721

800	Fomento Economico Mexicano SAB de CV Sponsored ADR	65,600

82,800	Gentera SAB de CV *	46,767

464,300	Grupo Aeroportuario del Centro Norte SAB de CV *	2,970,699

35,200	Grupo Bimbo SAB de CV – Series A	76,522

9,915,100	Grupo Financiero Banorte SAB de CV – Class O	67,630,560

496,300	Grupo Financiero Inbursa SAB de CV – Class O *	490,868

4,670,200	Grupo Mexico SAB de CV – Series B	22,415,459

108,800	Industrias Bachoco SAB de CV – Series B	419,239

19,000	Infraestructura Energetica Nova SAB de CV *	78,278

181,400	Kimberly-Clark de Mexico SAB de CV – Class A	326,862

489,127	Qualitas Controladora SAB de CV	2,690,223

425,000	Regional SAB de CV	2,292,713

10,600	Ternium SA Sponsored ADR	388,066

490,121	Unifin Financiera SAB de CV SOFOM ENR *	575,802

1,982,200	Wal-Mart de Mexico SAB de CV	6,328,351

	Total Mexico	118,039,564

	Pakistan — 0.5%

434,893	Engro Corp Ltd	881,082

6,556,459	Engro Fertilizers Ltd	3,011,066

1,791,355	Fauji Fertilizer Co Ltd	1,253,455

5,080	Indus Motor Co Ltd	39,448

411,500	National Bank of Pakistan *	95,260

5,795,666	Oil & Gas Development Co Ltd	3,582,046

834,516	Pakistan Oilfields Ltd	1,993,676

3,383,334	Pakistan Petroleum Ltd	1,986,488

96,442	Pakistan State Oil Co Ltd	144,698

685,944	Searle Co Ltd (The)	1,060,065

Shares	Description	Value ($)

	Pakistan — continued

1,124,121	United Bank Ltd	939,437

	Total Pakistan	14,986,721

	Philippines — 0.3%

623,400	Aboitiz Power Corp	305,133

349,070	Manila Electric Co	2,073,826

45,850,800	Megaworld Corp	3,000,872

18,818,000	Metro Pacific Investments Corp	1,546,754

111,500	Metropolitan Bank & Trust Co	114,064

649,300	Puregold Price Club Inc	533,345

205,650	Security Bank Corp	529,118

6,276,900	Semirara Mining & Power Corp	1,730,599

	Total Philippines	9,833,711

	Poland — 0.4%

46,032	Budimex SA	3,832,125

19,081	Lubelski Wegiel Bogdanka SA *	122,653

914,323	Powszechny Zaklad Ubezpieczen SA *	9,173,454

	Total Poland	13,128,232

	Qatar — 0.6%

1,401,107	Doha Bank QPSC	1,083,066

151,938	Masraf Al Rayan QSC	185,880

195,018	Qatar Electricity & Water Co QSC	889,717

3,072,981	Qatar National Bank QPSC	14,870,599

1,062,466	Qatar National Cement Co QSC	1,448,623

	Total Qatar	18,477,885

	Russia — 13.8%

30,868,910	Alrosa PJSC	48,169,079

1,054,350	Detsky Mir PJSC	2,185,540

66,973	Etalon Group Plc GDR (Registered)	107,060

483,115	Evraz Plc	4,362,575

1,571,020,000	Federal Grid Co Unified Energy System PJSC	4,685,296

733,183	Fix Price Group Ltd GDR * (b)	5,975,441

716,967	Globaltrans Investment Plc Sponsored GDR (Registered)	4,616,626

95,665,700	Inter RAO UES PJSC	6,600,920

103,747	LSR Group PJSC	1,065,892

823,928	LSR Group PJSC GDR (Registered)	1,663,627

281,049	M.Video PJSC	2,535,624

17,214	Magnit PJSC	1,270,441

267,505	Magnit PJSC Sponsored GDR (Registered)	4,075,925

4,234,730	Magnitogorsk Iron & Steel Works PJSC	3,632,328

237,839	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	2,649,012

959,471	MMC Norilsk Nickel PJSC ADR	34,348,283

11,528,177	Moscow Exchange MICEX-RTS PJSC	26,394,544

1,174,620	Novolipetsk Steel PJSC	4,224,805

1,154,527	Novolipetsk Steel PJSC GDR	41,331,738

1,922,697	Polymetal International Plc	46,333,031

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

39,010	Polyus PJSC	8,456,107

205,578	Polyus PJSC GDR (Registered)	22,371,539

13,148	QIWI Plc Sponsored ADR (d)	144,616

509,015	QIWI Plc Sponsored ADR (d)	5,594,075

149,900	Raspadskaya OJSC	520,816

15,413	Ros Agro Plc GDR (Registered)	197,606

70,492,000	RusHydro PJSC	801,251

77,990	Safmar Financial Investment *	487,494

3,103,166	Sberbank of Russia PJSC Sponsored ADR	52,238,361

213,627	Severstal PJSC	5,122,459

734,774	Severstal PJSC GDR (Registered)	16,907,625

25,208,000	Surgutneftegas PJSC	12,461,347

4,762,114	Surgutneftegas PJSC Sponsored ADR	23,362,222

211,391	Tatneft PJSC Sponsored ADR	8,482,229

97,921	TCS Group Holding Plc GDR (Registered)	7,330,334

61,254,000	Unipro PJSC	2,408,040

258,066	X5 Retail Group NV GDR (Registered) (d)	7,697,925

126,435	X5 Retail Group NV GDR (Registered) (d)	3,790,870

	Total Russia	424,602,703

	Saudi Arabia — 0.1%

86,522	Saudi Airlines Catering Co *	1,850,855

	South Africa — 0.8%

668,531	Investec Ltd	2,813,028

44,073	Kumba Iron Ore Ltd	1,963,754

636,861	Lewis Group Ltd	1,587,191

258,888	Mr Price Group Ltd	4,348,114

13,884,515	RMB Holdings Ltd	1,379,159

1,261,355	Sanlam Ltd	5,396,777

778,019	Truworths International Ltd	3,112,867

327,493	Wilson Bayly Holmes-Ovcon Ltd *	2,776,226

	Total South Africa	23,377,116

	South Korea — 4.4%

144,132	BNK Financial Group Inc	1,026,772

8,598	Daou Data Corp	111,551

111,730	DB Insurance Co Ltd	5,066,935

1,105,568	Dongwon Development Co Ltd	6,137,705

4,876	GS Home Shopping Inc	653,819

63,052	GS Retail Co Ltd	2,104,100

71,259	Hanwha Corp	2,028,085

18,684	HDC Hyundai Development Co-Engineering & Construction	489,884

97,144	Hyundai Marine & Fire Insurance Co Ltd	2,138,249

51,975	Korea Asset In Trust Co Ltd	232,898

73,978	Korea Gas Corp *	2,199,350

8,449	KT Skylife Co Ltd	73,725

90,239	KT&G Corp	6,772,058

15,947	Kumho Petrochemical Co Ltd	3,332,655

37,810	LG Electronics Inc	5,136,149

63,223	Lotte Corp	2,176,086

Shares	Description	Value ($)

	South Korea — continued

1,842	Ottogi Corp	894,583

52,151	Samsung Card Co Ltd	1,555,787

1,102,781	Samsung Electronics Co Ltd	79,157,889

7,195	Samsung Electronics Co Ltd GDR	13,000,755

	Total South Korea	134,289,035

	Sri Lanka — 0.0%

103,983,101	Anilana Hotels & Properties Ltd * (c)	627,881

	Taiwan — 22.9%

177,000	Accton Technology Corp	1,871,844

76,532	Acter Group Corp Ltd	518,723

1,206,035	Advantech Co Ltd	14,210,200

23,000	Airtac International Group	832,670

276,000	Alchip Technologies Ltd	5,262,805

104,000	Arcadyan Technology Corp	354,972

792,689	Asustek Computer Inc	11,174,184

452,000	Aten International Co Ltd	1,356,279

129,200	Aurora Corp	425,696

7,945,000	Catcher Technology Co Ltd	52,308,798

7,741,153	Cathay Financial Holding Co Ltd	15,470,618

3,125,865	Chailease Holding Co Ltd	23,609,008

947,000	Chicony Electronics Co Ltd	2,639,439

3,353,000	China Development Financial Holding Corp	1,484,796

974,000	China Life Insurance Co Ltd	865,100

68,000	Chipbond Technology Corp	166,760

746,000	Chong Hong Construction Co Ltd	2,125,123

2,982,400	Coretronic Corp	6,196,449

28,567,720	CTBC Financial Holding Co Ltd	23,664,210

585,000	Delta Electronics Inc	6,138,025

616,000	Elan Microelectronics Corp	4,651,226

1,291,000	Elite Material Co Ltd	7,368,873

1,610,000	Farglory Land Development Co Ltd	3,190,312

55,000	Feng Hsin Steel Co Ltd	146,483

4,764,000	FLEXium Interconnect Inc	19,813,413

20,000	Flytech Technology Co Ltd	44,995

2,502,075	Foxconn Technology Co Ltd	5,812,620

16,656,000	Fubon Financial Holding Co Ltd	43,209,746

2,540,000	Grand Pacific Petrochemical *	2,394,341

1,343,000	Highwealth Construction Corp	2,063,946

16,099,532	Hon Hai Precision Industry Co Ltd	64,328,190

1,782,000	Huaku Development Co Ltd	5,994,665

1,439,806	IEI Integration Corp	2,615,441

94,900	Innodisk Corp	584,669

632,000	International Games System Co Ltd	21,209,472

297,000	Kung Long Batteries Industrial Co Ltd	1,541,962

2,668,000	Lite-On Technology Corp	6,319,162

81,000	Lotes Co Ltd	1,725,987

7,000	MediaTek Inc	241,830

252,000	Merry Electronics Co Ltd	972,251

1,662,000	Micro-Star International Co Ltd	9,939,055

77,000	Nan Liu Enterprise Co Ltd	458,191

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

244,000	Nantex Industry Co Ltd	1,151,207

976,810	Novatek Microelectronics Corp	17,739,503

199,000	Pegatron Corp	524,991

169,000	Phison Electronics Corp	2,839,326

169,000	Quanta Computer Inc	535,692

10,415,870	Radiant Opto-Electronics Corp	44,238,375

800,000	Shinkong Insurance Co Ltd	1,147,731

454,468	Simplo Technology Co Ltd	5,973,497

1,914,250	Syncmold Enterprise Corp	5,757,135

159,300	Tah Hsin Industrial Corp	406,816

1,350,000	Taiwan Cement Corp	2,462,871

36,000	Taiwan PCB Techvest Co Ltd	62,035

9,284,000	Taiwan Semiconductor Manufacturing Co Ltd	197,119,496

88,610	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	10,399,270

48,000	TCI Co Ltd	421,754

261,000	Test Research Inc	537,415

990,000	Transcend Information Inc	2,538,600

1,093,160	Tripod Technology Corp	4,979,866

705,224	United Integrated Services Co Ltd	5,912,031

10,113,000	United Microelectronics Corp	19,006,081

782,000	Universal Inc	2,591,105

97,000	Vanguard International Semiconductor Corp	408,616

148,000	Yulon Nissan Motor Co Ltd	1,414,458

323,000	Zeng Hsing Industrial Co Ltd	1,917,896

	Total Taiwan	705,388,296

	Thailand — 0.5%

373,500	AP Thailand Pcl (Foreign Registered)	102,762

464,900	Dynasty Ceramic Pcl	46,660

524,500	Kasikornbank Pcl (Foreign Registered)	2,013,784

3,658,500	Pruksa Holding Pcl (Foreign Registered)	1,603,383

1,656,992	Quality Houses Pcl (Foreign Registered)	121,928

164,200	Siam Cement Pcl (The) (Foreign Registered)	2,322,208

1,686,500	Siam Commercial Bank Pcl (The) (Foreign Registered)	5,500,250

868,500	SPCG Pcl	544,601

400	Sri Trang Agro-Industry Pcl	562

2,890,875	Supalai Pcl (Foreign Registered)	1,950,182

1,746,100	Total Access Communication Pcl NVDR	1,730,856

707,200	TTW Pcl (Foreign Registered)	264,812

	Total Thailand	16,201,988

	Turkey — 1.3%

1,016	Akbank TAS	623

1,565,310	Arcelik AS	5,839,052

340	Aselsan Elektronik Sanayi Ve Ticaret AS	598

73,550	BIM Birlesik Magazalar AS	551,935

26,495,319	Dogan Sirketler Grubu Holding AS	9,087,934

914,540	Enerjisa Enerji AS	1,148,800

1,693,998	Eregli Demir ve Celik Fabrikalari TAS	3,806,377

2,117,128	Haci Omer Sabanci Holding AS	2,132,613

Shares	Description	Value ($)

	Turkey — continued

650,413	Koza Altin Isletmeleri AS *	9,098,228

26	Otokar Otomotiv Ve Savunma Sanayi AS	907

1,362,183	Turk Hava Yollari AO *	2,060,979

1,159,683	Turkcell Iletisim Hizmetleri AS	2,137,691

1,207	Turkiye Garanti Bankasi AS	1,125

10,533,860	Yapi ve Kredi Bankasi AS	2,659,655

	Total Turkey	38,526,517

	United Arab Emirates — 0.3%

245,166	Abu Dhabi Islamic Bank PJSC	377,980

47,459	Aldar Properties PJSC	47,921

1,619,662	Dubai Islamic Bank PJSC	2,129,973

2,282,468	Emaar Malls PJSC *	1,229,349

198,399	Emirates NBD Bank PJSC	729,367

941,768	First Abu Dhabi Bank PJSC	4,251,829

	Total United Arab Emirates	8,766,419

	United Kingdom — 0.8%

386,665	Unilever Plc	23,176,197

	Vietnam — 0.5%

3,508,515	Hoa Phat Group JSC	10,211,266

101,800	Petrovietnam Fertilizer & Chemicals JSC	83,875

275,800	PetroVietnam Gas JSC	980,897

184,500	PetroVietnam Nhon Trach 2 Power JSC	154,036

1,872,200	PetroVietnam Technical Services Corp	1,911,128

312,100	Pha Lai Thermal Power JSC	313,868

284,500	Vietnam Dairy Products JSC	1,124,044

380,800	Vinh Hoan Corp	663,530

	Total Vietnam	15,442,644

	TOTAL COMMON STOCKS (COST $2,506,449,070)	2,832,978,624

	PREFERRED STOCKS (e) — 3.5%

	Brazil — 0.0%

15,700	Cia de Transmissao de Energia Eletrica Paulista	79,378

	Chile — 0.1%

939,260	Embotelladora Andina SA	2,236,333

	Colombia — 0.1%

27,283	Banco Davivienda SA	212,643

4,610,742	Grupo Aval Acciones y Valores SA	1,325,526

	Total Colombia	1,538,169

	Russia — 2.0%

235,108	Bashneft PJSC	3,713,276

232,210	Nizhnekamskneftekhim PJSC	242,546

91,090,000	Surgutneftegas PJSC	57,614,231

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares / Par Value†	Description	Value ($)

	Russia — continued

814	Transneft PJSC	1,573,712

	Total Russia	63,143,765

	South Korea — 1.2%

596,573	Samsung Electronics Co Ltd	38,595,619

	Taiwan — 0.1%

287,798	Chailease Holding Co Ltd *	1,027,186

605,412	CTBC Financial Holding Co Ltd	1,379,102

	Total Taiwan	2,406,288

	TOTAL PREFERRED STOCKS (COST $84,778,030)	107,999,552

	INVESTMENT FUNDS — 1.3%

	United States — 1.3%

617,449	iShares Core MSCI Emerging Markets ETF	41,152,976

	TOTAL INVESTMENT FUNDS (COST $40,281,351)	41,152,976

	DEBT OBLIGATIONS — 0.5%

	United States — 0.5%

15,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.15%, 0.17%, due 01/31/22 (f)	15,515,133

	TOTAL DEBT OBLIGATIONS (COST $15,507,157)	15,515,133

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.6%

	Money Market Funds — 0.3%

8,862,549	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (g)	8,862,549

	U.S. Government — 0.3%

4,000,000	U.S. Treasury Bill, 0.02%, due 03/24/22 (f) (h)	3,999,096

5,000,000	U.S. Treasury Bill, 0.03%, due 04/21/22 (f) (h)	4,998,523

	Total U.S. Government	8,997,619

	TOTAL SHORT-TERM INVESTMENTS (COST $17,858,450)	17,860,168

	TOTAL INVESTMENTS — 98.1% (Cost $2,664,874,058)	3,015,506,453

	Other Assets and Liabilities (net) — 1.9%	57,830,474

	TOTAL NET ASSETS — 100.0%	$3,073,336,927

A summary of outstanding financial instruments at May 31, 2021 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
4,647	Mini MSCI Emerging Markets	June 2021	$316,205,115	$5,673,469

Sales
1,157	SGX Nifty 50	June 2021	$35,811,691	$(537,759)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Depreciation of Total Return on CSI 500 Index + (1 Month USD LIBOR minus 8.50%)	Appreciation on Total Return on CSI 500 Index	GS	USD	40,746,513	12/07/2021	At Maturity	$—	$2,098,934	$2,098,934

As of May 31, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	Affiliated company.

(d)	Securities are traded on separate exchanges for the same entity.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(g)	The rate disclosed is the 7 day net yield as of May 31, 2021.

(h)	The rate shown represents yield-to-maturity.

The rates shown on variable rate notes are the current interest rates at May 31, 2021, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

GS - Goldman Sachs International

Currency Abbreviations:

USD - United States Dollar

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.3%

	Australia — 4.6%

21,064	BHP Group Ltd	780,222

2,396,075	Fortescue Metals Group Ltd	40,920,922

89,611	Pact Group Holdings Ltd	252,230

634,001	Rio Tinto Ltd	60,137,923

681,359	Sandfire Resources Ltd	3,756,068

	Total Australia	105,847,365

	Belgium — 1.0%

186,497	Ageas SA/NV	12,065,284

91,042	AGFA-Gevaert NV *	431,216

50,435	bpost SA *	673,229

107,310	UCB SA	10,072,612

	Total Belgium	23,242,341

	Denmark — 0.1%

9,627	Per Aarsleff Holding A/S	461,209

6,561	Schouw & Co A/S	730,688

	Total Denmark	1,191,897

	Finland — 0.4%

271,296	Kesko Oyj – B Shares	9,432,342

	France — 9.0%

409,562	ArcelorMittal SA *	13,246,193

840,792	BNP Paribas SA	57,884,419

5,272	Christian Dior SE	4,235,416

699,667	Cie de Saint-Gobain *	46,966,422

88,655	CNP Assurances	1,629,985

1,297,964	Credit Agricole SA	19,454,552

62,824	Derichebourg SA *	644,166

23,193	Fnac Darty SA *	1,618,950

13,087	IPSOS	537,283

120,774	Metropole Television SA	2,561,970

819,372	Natixis SA *	4,049,239

101	Renault SA * (a)	4,175

157,670	Renault SA * (a)	6,542,779

264,193	Sanofi	28,266,867

199,256	Societe Generale SA	6,379,985

140,361	Television Francaise 1	1,467,113

170,749	TOTAL SE (a)	7,963,863

14,633	TOTAL SE (a)	680,204

	Total France	204,133,581

	Germany — 6.9%

96,481	ADVA Optical Networking SE *	1,267,522

188,669	Bayerische Motoren Werke AG	20,028,655

722,177	CECONOMY AG *	4,058,819

630,088	Daimler AG (Registered)	58,785,755

317,314	Dialog Semiconductor Plc *	25,158,203

142,349	HeidelbergCement AG	13,010,488

Shares	Description	Value ($)

	Germany — continued

36,887	Hornbach Holding AG & Co KGaA	4,112,771

5,326	Indus Holding AG	221,651

77,697	Kloeckner & Co SE *	1,071,438

11,041	Siemens AG (Registered)	1,812,243

66,255	Traton SE	2,200,851

72,984	Volkswagen AG	26,650,968

	Total Germany	158,379,364

	Hong Kong — 2.6%

1,380,487	Champion (REIT)	806,097

444,312	Chow Tai Fook Jewellery Group Ltd	831,932

608,400	Dah Sing Banking Group Ltd	698,002

357,269	Dah Sing Financial Holdings Ltd	1,271,798

3,995,207	Esprit Holdings Ltd *	401,533

6,247,585	IGG Inc	9,298,613

754,401	Johnson Electric Holdings Ltd	2,009,067

297,640	Kerry Logistics Network Ltd	889,580

696,326	Luk Fook Holdings International Ltd	1,954,775

1,232,331	Pacific Textiles Holdings Ltd	822,094

1,301,023	Shun Tak Holdings Ltd	416,252

1,160,026	SmarTone Telecommunications Holdings Ltd	675,549

331,288	Television Broadcasts Ltd	331,644

1,016,000	VSTECS Holdings Ltd	992,464

284,600	VTech Holdings Ltd	2,940,515

39,619,015	WH Group Ltd	34,167,045

	Total Hong Kong	58,506,960

	Ireland — 1.1%

254,519	Bank of Ireland Group Plc *	1,649,380

62,095	CRH Plc	3,248,619

297,952	CRH Plc Sponsored ADR	15,514,361

32,618	Kingspan Group Plc	3,100,355

46,728	Smurfit Kappa Group Plc	2,483,537

	Total Ireland	25,996,252

	Italy — 3.4%

700,474	Anima Holding SPA	3,667,356

125,374	Banca Mediolanum SPA	1,211,203

860,497	Banco BPM SPA	3,046,152

57,362	Buzzi Unicem SPA	1,626,327

130,108	CNH Industrial NV	2,237,017

63,719	De’ Longhi SPA	2,829,916

1,622,087	Enel SPA	16,086,720

111,296	Esprinet SPA	1,902,034

321,384	EXOR NV	27,669,483

36,751	La Doria SPA	792,834

237,724	Mediobanca Banca di Credito Finanziario SPA *	2,830,560

118,439	Poste Italiane SPA	1,660,625

7,472,305	Telecom Italia SPA	4,000,659

4,267,307	Telecom Italia SPA – RSP	2,438,542

81,916	Unieuro SPA *	2,550,189

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Italy — continued

542,093	Unipol Gruppo SPA	2,997,817

	Total Italy	77,547,434

	Japan — 20.6%

63,520	AOKI Holdings Inc	372,547

1,794,015	Asahi Kasei Corp	20,144,157

1,939,484	Astellas Pharma Inc	30,946,397

492,296	Brother Industries Ltd	10,477,695

39,584	Cawachi Ltd	812,974

377,290	Daiwabo Holdings Co Ltd	5,867,142

82,804	DCM Holdings Co Ltd	766,061

70,674	Dexerials Corp	1,438,943

53,748	Doutor Nichires Holdings Co Ltd	791,848

25,688	Fuji Corp	648,842

97,243	Fuji Electric Co Ltd	4,564,520

41,454	FUJIFILM Holdings Corp	2,854,111

194,732	Fujitsu Ltd	31,765,168

20,606	Fuyo General Lease Co Ltd	1,381,350

90,436	Geo Holdings Corp	907,277

17,653	Gunze Ltd	699,300

619,904	Hitachi Ltd	32,662,210

28,900	Iida Group Holdings Co Ltd	777,110

177,600	Inpex Corp	1,212,577

1,564,054	ITOCHU Corp	47,165,700

386,160	Japan Post Insurance Co Ltd	7,678,086

483,704	Japan Tobacco Inc	9,608,911

126,558	K’s Holdings Corp	1,524,383

86,500	Kajima Corp	1,200,043

127,444	Kanematsu Corp	1,733,821

1,625,396	KDDI Corp	55,407,658

36,281	Kohnan Shoji Co Ltd	992,533

41,993	Komeri Co Ltd	1,000,710

540,500	Marubeni Corp	4,826,094

110,757	MCJ Co Ltd	1,107,219

656,378	Mitsubishi Chemical Holdings Corp	5,304,878

87,550	Mitsubishi Gas Chemical Co Inc	2,057,359

6,079,418	Mitsubishi UFJ Financial Group Inc	34,914,932

396,838	Mitsui & Co Ltd	8,777,447

32,801	Mixi Inc	802,962

39,684	Modec Inc	780,939

145,933	NEC Networks & System Integration Corp	2,335,978

97,226	Nichias Corp	2,418,005

96,745	Nippo Corp	2,508,604

59,031	Nippon Signal Co Ltd	510,351

1,877,895	Nippon Telegraph & Telephone Corp	50,853,929

22,822	Nitto Denko Corp	1,801,023

85,066	Okinawa Electric Power Co (The)	1,076,989

194,786	Panasonic Corp	2,212,313

82,324	Press Kogyo Co Ltd	242,535

63,319	Prima Meat Packers Ltd	1,769,810

525,810	Renesas Electronics Corp *	5,509,845

29,783	San-A Co Ltd	1,157,492

Shares	Description	Value ($)

	Japan — continued

86,995	Seiko Holdings Corp	1,726,197

390,312	Sekisui Chemical Co Ltd	6,804,982

1,451,309	Sojitz Corp	4,496,747

46,763	Sony Group Corp	4,649,950

4,745,041	Sumitomo Chemical Co Ltd	26,315,836

56,838	T-Gaia Corp	976,657

13,800	TDK Corp	1,737,845

37,677	Tokyo Seimitsu Co Ltd	1,872,830

130,975	Tokyu Construction Co Ltd	842,967

61,228	Towa Pharmaceutical Co Ltd	1,302,158

145,155	Toyota Tsusho Corp	6,618,680

24,269	TPR Co Ltd	330,119

199,554	TS Tech Co Ltd	2,836,356

66,471	TSI Holdings Co Ltd *	183,678

93,769	Valor Holdings Co Ltd	1,935,872

20,256	Warabeya Nichiyo Holdings Co Ltd	358,118

21,608	Yahagi Construction Co Ltd	141,267

	Total Japan	469,501,037

	Malta — 0.0%

15,858,986	BGP Holdings Plc * (b)	—

	Netherlands — 8.4%

13,628	Arcadis NV	593,847

28,781	ASM International NV	9,001,510

430,474	ASR Nederland NV	18,539,971

12,096	Heineken Holding NV	1,224,486

1,450,734	ING Groep NV	20,300,265

1,667,476	Koninklijke Ahold Delhaize NV	48,544,097

90,285	NN Group NV	4,595,329

2,434,597	PostNL NV	14,308,243

348,341	Randstad NV	27,125,994

380,461	Signify NV	23,530,964

1,203,429	Stellantis NV	23,543,816

	Total Netherlands	191,308,522

	Norway — 2.0%

800,326	Aker Solutions ASA *	1,457,159

513,560	BW LPG Ltd	3,549,409

704,451	DNB ASA	15,722,374

134,731	Equinor ASA	2,931,158

246,435	Europris ASA	1,649,560

1,230,112	Norsk Hydro ASA	7,969,724

69,098	Norwegian Finans Holding ASA	809,683

1,064,684	Orkla ASA	11,103,060

	Total Norway	45,192,127

	Portugal — 3.0%

113,062	Altri SGPS SA	801,922

22,858,310	Banco Comercial Portugues SA – Class R *	4,447,581

252,554	CTT-Correios de Portugal SA	1,297,789

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Portugal — continued

273,123	EDP Renovaveis SA	6,489,281

7,603,639	EDP – Energias de Portugal SA	44,262,299

455,575	Galp Energia SGPS SA	5,712,789

135,454	Jeronimo Martins SGPS SA	2,620,332

129,063	Navigator Co SA (The)	474,225

556,849	REN – Redes Energeticas Nacionais SGPS SA	1,568,459

	Total Portugal	67,674,677

	Singapore — 4.1%

2,323,825	DBS Group Holdings Ltd	53,393,597

108,787	Jardine Cycle & Carriage Ltd	1,822,036

1,305,000	Sembcorp Industries Ltd	2,168,356

279,975	Venture Corp Ltd	4,072,487

5,498,139	Wilmar International Ltd	19,894,109

11,240,822	Yangzijiang Shipbuilding Holdings Ltd	12,646,566

	Total Singapore	93,997,151

	Spain — 5.7%

211,723	Acerinox SA	3,016,711

244,486	ACS Actividades de Construccion y Servicios SA	7,535,856

3,134,580	Banco Bilbao Vizcaya Argentaria SA *	19,577,993

2,789,187	Banco de Sabadell SA *	2,145,799

8,843,333	Banco Santander SA *	37,245,467

124,210	Bankinter SA	709,245

990,819	CaixaBank SA	3,435,072

116,992	Cia de Distribucion Integral Logista Holdings SA	2,558,094

53,972	Ebro Foods SA	1,144,878

12,544	Grupo Catalana Occidente SA	529,349

3,522,353	Iberdrola SA	48,552,080

123,811	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros *	241,570

213,639	Mediaset Espana Comunicacion SA *	1,498,443

1,731,640	Unicaja Banco SA	1,945,493

	Total Spain	130,136,050

	Sweden — 0.6%

133,902	Betsson AB *	59,178

87,298	Betsson AB – Class B *	776,906

460,291	Volvo AB – B Shares	12,131,019

	Total Sweden	12,967,103

	Switzerland — 5.4%

87,662	Adecco Group AG (Registered)	6,067,150

44,851	Ascom Holding AG (Registered) *	751,934

1,472	Kardex Holding AG (Registered)	330,429

485,617	Novartis AG (Registered)	42,899,741

191,999	Roche Holding AG – Genusschein	67,209,528

163,784	UBS Group AG (Registered)	2,669,064

51,766	Wizz Air Holdings Plc *	3,539,815

3,995	Zehnder Group AG – Class RG	375,851

	Total Switzerland	123,843,512

Shares	Description	Value ($)

	United Kingdom — 17.4%

708,614	3i Group Plc	12,469,178

169,502	Anglo American Plc	7,524,743

58,335	Antofagasta Plc	1,277,136

31,583	Ashtead Group Plc	2,303,904

1,682,860	Aviva Plc	9,806,756

506,879	Barclays Plc	1,316,261

72,000	Barclays Plc Sponsored ADR	761,760

2,491,953	Barratt Developments Plc	26,670,974

128,328	Bellway Plc	6,509,438

92,856	Berkeley Group Holdings Plc (The)	6,154,230

257,481	BP Plc Sponsored ADR	6,753,727

1,054,824	British American Tobacco Plc	40,626,814

387,558	British American Tobacco Plc Sponsored ADR	14,986,868

4,773,290	BT Group Plc *	11,815,347

150,601	Coca-Cola HBC AG *	5,480,263

51,714	Dunelm Group Plc	1,075,512

358,049	Electrocomponents Plc	5,021,411

207,135	Ferguson Plc	28,131,018

1,052,560	Ferrexpo Plc	6,685,729

2,329,980	Firstgroup Plc *	2,700,279

231,969	Galliford Try Holdings Plc	413,291

2,056,416	GlaxoSmithKline Plc	39,223,697

43,100	GlaxoSmithKline Plc Sponsored ADR	1,670,987

63,178	Grafton Group Plc	1,051,864

102,673	Halfords Group Plc *	554,461

455,876	IG Group Holdings Plc	5,536,977

302,963	Inchcape Plc	3,358,340

391,452	ITV Plc *	711,389

891,844	JD Sports Fashion Plc *	11,937,853

3,567,575	Kingfisher Plc *	18,105,618

3,518,870	Legal & General Group Plc	14,186,352

436,611	M&G Plc	1,509,881

48,958	National Express Group Plc *	209,500

285,677	Next Plc *	32,990,703

735,105	Persimmon Plc	32,868,215

620,466	Pets at Home Group Plc	3,943,107

316,616	Plus500 Ltd	6,778,482

392,744	QinetiQ Group Plc	1,979,156

15,720	Royal Dutch Shell Plc – Class B Sponsored ADR	570,950

922,197	Royal Mail Plc *	7,562,367

53,691	Savills Plc	901,911

383,865	Spirent Communications Plc	1,356,726

898,117	Tate & Lyle Plc	9,756,044

253,009	Vesuvius Plc	2,017,852

24,532	Vistry Group Plc	460,027

	Total United Kingdom	397,727,098

	TOTAL COMMON STOCKS (COST $1,912,805,131)	2,196,624,813

	PREFERRED STOCKS (c) — 1.5%

	Germany — 1.5%

44,221	Bayerische Motoren Werke AG	4,033,765

1,098	Draegerwerk AG & Co KGaA	101,981

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares / Par Value†	Description	Value ($)

	Germany — continued

110,529	Volkswagen AG	30,428,490

	Total Germany	34,564,236

	TOTAL PREFERRED STOCKS (COST $24,741,603)	34,564,236

	SHORT-TERM INVESTMENTS — 3.7%

	Money Market Funds — 0.2%

4,732,808	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (d)	4,732,808

	U.S. Government — 3.5%

32,000,000	U.S. Treasury Bill, 0.03%, due 03/24/22 (e) (f)	31,992,764

13,000,000	U.S. Treasury Bill, 0.03%, due 04/21/22 (e)	12,996,159

Par Value†	Description	Value ($)

	U.S. Government — continued

34,000,000	U.S. Treasury Bill, 0.04%, due 05/19/22 (e)	33,985,871

	Total U.S. Government	78,974,794

	TOTAL SHORT-TERM INVESTMENTS (COST $83,700,792)	83,707,602

	TOTAL INVESTMENTS — 101.5% (Cost $2,021,247,526)	2,314,896,651

	Other Assets and Liabilities (net) — (1.5%)	(33,596,765)

	TOTAL NET ASSETS — 100.0%	$2,281,299,886

A summary of outstanding financial instruments at May 31, 2021 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
198	MSCI EAFE	June 2021	$23,136,300	$412,634

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	The rate disclosed is the 7 day net yield as of May 31, 2021.

(e)	The rate shown represents yield-to-maturity.

(f)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.2%

	Automobiles & Components — 5.0%

150,200	Honda Motor Co Ltd	4,693,989

43,000	Toyota Industries Corp	3,721,596

	Total Automobiles & Components	8,415,585

	Banks — 6.0%

1,112,600	Mitsubishi UFJ Financial Group Inc	6,389,815

101,600	Sumitomo Mitsui Trust Holdings Inc	3,551,929

	Total Banks	9,941,744

	Capital Goods — 21.4%

336,300	Amada Co Ltd	3,632,940

126,000	Ebara Corp	6,192,353

170,700	Fuji Corp	4,311,640

330,200	Hazama Ando Corp	2,523,893

109,900	Hitachi Ltd	5,790,537

153,400	Kyowa Exeo Corp	3,809,596

124,600	Kyudenko Corp	3,891,115

410,200	Penta-Ocean Construction Co Ltd	2,929,551

158,500	Takuma Co Ltd	2,709,914

	Total Capital Goods	35,791,539

	Commercial & Professional Services — 5.4%

49,400	Secom Co Ltd	3,904,622

293,500	Toppan Printing Co Ltd	5,125,685

	Total Commercial & Professional Services	9,030,307

	Consumer Durables & Apparel — 4.5%

240,000	Haseko Corp	3,428,624

199,500	Sumitomo Forestry Co Ltd	4,059,835

	Total Consumer Durables & Apparel	7,488,459

	Diversified Financials — 9.5%

87,800	JAFCO Group Co Ltd	6,417,747

357,100	ORIX Corp	6,308,847

75,000	Zenkoku Hosho Co Ltd	3,103,362

	Total Diversified Financials	15,829,956

	Food, Beverage & Tobacco — 6.1%

96,400	Morinaga & Co Ltd	2,994,870

99,300	NH Foods Ltd	4,003,774

241,800	Takara Holdings Inc	3,237,773

	Total Food, Beverage & Tobacco	10,236,417

	Insurance — 2.7%

147,700	MS&AD Insurance Group Holdings Inc	4,524,912

	Materials — 10.3%

115,900	Denka Co Ltd	4,416,116

134,700	Maruichi Steel Tube Ltd	3,418,162

289,500	Teijin Ltd	4,764,266

Shares	Description	Value ($)

	Materials — continued

254,400	Tosoh Corp	4,523,336

	Total Materials	17,121,880

	Media & Entertainment — 2.0%

86,200	Kadokawa Corp	3,323,707

	Pharmaceuticals, Biotechnology & Life Sciences — 2.4%

123,300	Tsumura & Co	3,988,325

	Real Estate — 2.6%

267,600	Aeon Mall Co Ltd	4,267,129

	Retailing — 1.6%

218,800	K’s Holdings Corp	2,635,432

	Semiconductors & Semiconductor Equipment — 4.4%

27,800	Rohm Co Ltd	2,604,265

94,800	Tokyo Seimitsu Co Ltd	4,712,272

	Total Semiconductors & Semiconductor Equipment	7,316,537

	Technology Hardware & Equipment — 7.4%

137,600	Amano Corp	3,623,865

278,300	Daiwabo Holdings Co Ltd	4,327,773

69,500	Horiba Ltd	4,464,723

	Total Technology Hardware & Equipment	12,416,361

	Telecommunication Services — 2.9%

143,000	KDDI Corp	4,874,686

	Transportation — 2.0%

75,700	Sankyu Inc	3,312,379

	TOTAL COMMON STOCKS (COST $138,648,376)	160,515,355

	SHORT-TERM INVESTMENTS — 2.4%

	Money Market Funds — 2.4%

4,026,539	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	4,026,539

	TOTAL SHORT-TERM INVESTMENTS (COST $4,026,539)	4,026,539

	TOTAL INVESTMENTS — 98.6% (Cost $142,674,915)	164,541,894

	Other Assets and Liabilities (net) — 1.4%	2,316,081

	TOTAL NET ASSETS — 100.0%	$166,857,975

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2021.

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.4%

	Banks — 7.3%

5,676,732	US Bancorp	345,031,771

5,808,613	Wells Fargo & Co.	271,378,399

	Total Banks	616,410,170

	Capital Goods — 6.0%

612,265	3M Co.	124,314,286

534,705	Knorr-Bremse AG	66,469,838

1,521,028	Otis Worldwide Corp.	119,142,123

1,293,224	Safran SA	195,548,103

	Total Capital Goods	505,474,350

	Consumer Durables & Apparel — 1.1%

120,049	LVMH Moet Hennessy Louis Vuitton SE	96,163,123

	Consumer Services — 2.2%

8,031,860	Compass Group Plc *	183,090,143

	Diversified Financials — 3.4%

1,226,624	American Express Co.	196,419,301

1,195,518	Charles Schwab Corp. (The)	88,289,004

	Total Diversified Financials	284,708,305

	Food, Beverage & Tobacco — 4.8%

5,741,890	Coca-Cola Co. (The)	317,469,098

699,684	Nestle SA (Registered)	86,423,656

	Total Food, Beverage & Tobacco	403,892,754

	Health Care Equipment & Services — 14.4%

1,083,757	Abbott Laboratories	126,420,254

637,413	Anthem, Inc.	253,830,605

317,684	Cigna Corp.	82,232,503

1,894,908	Medtronic Plc	239,876,404

978,332	Quest Diagnostics, Inc.	128,816,974

938,802	UnitedHealth Group, Inc.	386,711,320

	Total Health Care Equipment & Services	1,217,888,060

	Household & Personal Products — 2.1%

2,829,591	Unilever Plc (a)	169,602,006

209,571	Unilever Plc (a)	12,568,341

	Total Household & Personal Products	182,170,347

	Media & Entertainment — 7.4%

107,460	Alphabet, Inc. – Class A *	253,267,101

60,870	Alphabet, Inc. – Class C *	146,791,657

681,688	Facebook, Inc. – Class A *	224,091,296

	Total Media & Entertainment	624,150,054

	Pharmaceuticals, Biotechnology & Life Sciences — 8.4%

687,547	Eli Lilly & Co.	137,330,638

Shares	Description	Value ($)

	Pharmaceuticals, Biotechnology & Life Sciences — continued

1,481,316	Johnson & Johnson	250,712,733

1,881,769	Merck & Co., Inc.	142,807,449

512,607	Roche Holding AG – Genusschein	179,438,824

	Total Pharmaceuticals, Biotechnology & Life Sciences	710,289,644

	Retailing — 2.5%

3,123,135	TJX Cos, Inc. (The)	210,936,538

	Semiconductors & Semiconductor Equipment — 10.0%

183,738	KLA Corp.	58,224,735

419,078	Lam Research Corp.	272,337,838

13,258,790	Taiwan Semiconductor Manufacturing Co Ltd	281,512,926

1,210,349	Texas Instruments, Inc.	229,748,447

	Total Semiconductors & Semiconductor Equipment	841,823,946

	Software & Services — 22.3%

1,085,595	Accenture Plc – Class A	306,311,485

241,580	Adobe, Inc. *	121,896,436

3,608,942	Cisco Systems, Inc.	190,913,032

371,678	Global Payments, Inc.	71,997,745

1,906,980	Microsoft Corp.	476,134,767

3,916,903	Oracle Corp.	308,416,942

469,776	salesforce.com, Inc. *	111,853,666

1,326,911	SAP SE	185,785,726

510,734	Visa, Inc. – Class A	116,089,838

	Total Software & Services	1,889,399,637

	Technology Hardware & Equipment — 3.6%

2,467,641	Apple, Inc.	307,492,745

	Transportation — 0.9%

1,301,909	Lyft, Inc. – Class A *	74,325,985

	TOTAL COMMON STOCKS (COST $4,354,251,840)	8,148,215,801

	MUTUAL FUNDS — 0.1%

	Affiliated Issuers — 0.1%

1,950,588	GMO U.S. Treasury Fund	9,830,961

	TOTAL MUTUAL FUNDS (COST $9,752,902)	9,830,961

	SHORT-TERM INVESTMENTS — 2.1%

	Money Market Funds — 0.2%

19,333,631	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (b)	19,333,631

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Par Value†	Description	Value ($)

	U.S. Government — 1.9%

10,000,000	U.S. Treasury Bill, 0.02%, due 01/27/22 (c)	9,998,333

10,000,000	U.S. Treasury Bill, 0.03%, due 02/24/22 (c)	9,998,232

105,000,000	U.S. Treasury Bill, 0.03%, due 03/24/22 (c)	104,976,259

30,000,000	U.S. Treasury Bill, 0.03%, due 04/21/22 (c)	29,991,135

	Total U.S. Goverment (Cost $154,933,062)	154,963,959

	TOTAL SHORT-TERM INVESTMENTS (COST $174,266,693)	174,297,590

	TOTAL INVESTMENTS — 98.6% (Cost $4,538,271,435)	8,332,344,352

	Other Assets and Liabilities (net) — 1.4%	118,925,800

	TOTAL NET ASSETS — 100.0%	$8,451,270,152

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2021.

(c)	The rate shown represents yield-to-maturity.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 86.8%

	Argentina — 1.0%

1,281,054	Adecoagro SA *	13,617,605

	Australia — 4.8%

5,315,827	Beach Energy Ltd	5,227,245

1,283,758	Fortescue Metals Group Ltd	21,924,422

292,225	Juno Minerals Ltd *	37,171

4,770,582	Jupiter Mines Ltd	1,065,597

395,380	Mineral Resources Ltd	13,990,431

3,494,128	Perenti Global Ltd (a)	1,792,324

2,097,579	Sandfire Resources Ltd	11,563,140

1,470,000	Sunrise Energy Metals Ltd *	2,700,124

379,161	Tassal Group Ltd (a)	1,096,837

2,088,124	Western Areas Ltd	4,023,117

	Total Australia	63,420,408

	Austria — 1.0%

237,330	OMV AG	13,769,686

	Brazil — 3.3%

871,700	Enauta Participacoes SA	2,587,486

5,980,500	Petroleo Brasileiro SA	30,650,105

1,677,557	Sao Martinho SA	11,108,178

	Total Brazil	44,345,769

	Canada — 6.9%

628,255	Canadian Solar Inc * (a)	24,866,333

273,400	Enerflex Ltd	1,805,994

439,500	Enerplus Corp	2,878,725

1,286,100	Greenlane Renewables Inc *	1,650,143

5,797,100	Ivanhoe Mines Ltd – Class A *	42,612,680

1,191,649	Largo Resources Ltd *	17,439,969

	Total Canada	91,253,844

	China — 3.3%

6,622,000	China High Speed Transmission Equipment Group Co Ltd *	4,326,197

3,696,000	China Water Affairs Group Ltd (a)	2,881,996

22,662,000	CNOOC Ltd	24,840,342

415,712	Sungrow Power Supply Co Ltd – Class A	5,928,665

3,765,800	Xinjiang Goldwind Science & Technology Co Ltd – Class H (a)	6,292,752

	Total China	44,269,952

	Denmark — 0.4%

148,357	Vestas Wind Systems A/S	5,799,679

	Finland — 0.6%

58,725	Kemira Oyj	964,351

98,559	Neste Oyj	6,500,635

	Total Finland	7,464,986

Shares	Description	Value ($)

	France — 1.8%

86,063	Suez *	2,096,214

117,025	Technip Energies NV *	1,776,928

250,995	TOTAL SE	11,706,597

116,179	Veolia Environnement SA	3,663,184

58,741	Vilmorin & Cie SA	4,167,126

	Total France	23,410,049

	Hungary — 0.8%

1,291,572	MOL Hungarian Oil & Gas Plc *	10,374,069

	India — 3.0%

8,447,692	Oil & Natural Gas Corp Ltd	13,137,014

1,819,861	Oil India Ltd	3,355,890

6,333,680	Vedanta Ltd	23,338,094

	Total India	39,830,998

	Israel — 0.6%

63,085	Equital Ltd *	1,732,419

17,084	Israel Corp Ltd (The) *	5,176,721

94,114	Naphtha Israel Petroleum Corp Ltd *	432,815

	Total Israel	7,341,955

	Italy — 0.1%

673,609	Saipem SPA * (a)	1,673,297

	Japan — 1.6%

160,800	Ebara Corp	7,902,622

744,800	Inpex Corp	5,085,178

123,900	Japan Petroleum Exploration Co Ltd	2,229,083

116,000	Mitsubishi Materials Corp	2,478,573

53,600	Nittetsu Mining Co Ltd	3,054,305

	Total Japan	20,749,761

	Mexico — 2.5%

6,931,640	Grupo Mexico SAB de CV – Series B	33,269,645

	Norway — 2.4%

1,083,341	Austevoll Seafood ASA	14,163,920

3,286,527	DNO ASA *	3,490,685

546,870	Equinor ASA	11,897,502

118,284	TGS NOPEC Geophysical Co ASA	1,600,476

	Total Norway	31,152,583

	Pakistan — 0.5%

3,324,222	Fauji Fertilizer Co Ltd	2,326,041

4,174,147	Oil & Gas Development Co Ltd	2,579,856

457,975	Pakistan Oilfields Ltd	1,094,112

	Total Pakistan	6,000,009

	Poland — 0.8%

5,998,730	Polskie Gornictwo Naftowe i Gazownictwo SA	10,758,742

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Russia — 7.1%

1,596,690	Gazprom Neft PJSC	8,267,839

233,825	LUKOIL PJSC Sponsored ADR	19,032,756

345,399	MMC Norilsk Nickel PJSC ADR	12,365,004

99,722	Novatek PJSC Sponsored GDR (Registered)	19,851,862

869,099	PhosAgro PJSC GDR (Registered)	17,790,460

601,778	Ros Agro Plc GDR (Registered)	7,715,241

1,449,690	Tatneft PJSC	9,750,257

	Total Russia	94,773,419

	Singapore — 0.0%

2,725,600	Ezra Holdings Ltd * (a) (b)	—

	South Africa — 0.7%

276,397	African Rainbow Minerals Ltd	5,252,173

113,620	Impala Platinum Holdings Ltd	1,962,005

470,203	Sibanye Stillwater Ltd	2,143,530

	Total South Africa	9,357,708

	South Korea — 0.4%

7,361	Korea Zinc Co Ltd	3,041,117

3,792	Young Poong Corp	2,376,723

	Total South Korea	5,417,840

	Spain — 0.8%

818,288	Repsol SA	10,947,179

	Switzerland — 0.4%

2,102	Gurit Holding AG	5,618,678

	Turkey — 0.3%

1,846,744	Koza Anadolu Metal Madencilik Isletmeleri AS *	3,381,704

	Ukraine — 0.5%

402,490	Kernel Holding SA	6,319,883

	United Kingdom — 12.6%

491,426	Anglo American Plc	21,815,991

196,458	BHP Group Plc	5,924,111

890,886	BP Plc	3,880,927

1,173,251	Central Asia Metals Plc	4,519,396

1,719,563	Ferrexpo Plc	10,922,448

11,413,599	Glencore Plc *	51,920,961

1,511,109	John Wood Group Plc *	5,236,758

837,458	Petrofac Ltd *	1,577,357

3,389,604	Royal Dutch Shell Plc – B Shares	61,627,193

	Total United Kingdom	167,425,142

	United States — 28.6%

479,217	Aemetis, Inc. *	6,502,975

112,000	AGCO Corp.	15,497,440

98,700	Albemarle Corp.	16,490,796

431,600	Ameresco, Inc. – Class A *	23,202,816

Shares	Description	Value ($)

	United States — continued

207,900	Baker Hughes Co.	5,072,760

1,272,200	Clean Energy Fuels Corp. *	10,075,824

342,400	Darling Ingredients, Inc. *	23,440,704

23,400	Deere & Co.	8,449,740

24,100	Enphase Energy, Inc. *	3,447,505

393,082	Freeport-McMoRan, Inc.	16,792,463

925,124	GrafTech International Ltd.	12,285,647

22,243,800	Kosmos Energy Ltd. * (c)	70,735,284

272,400	Livent Corp. * (a)	5,314,524

403,143	Montauk Renewables, Inc. *	3,910,487

1,434,721	Mosaic Co. (The)	51,850,817

391,700	ProPetro Holding Corp. *	3,893,498

907,056	Renewable Energy Group, Inc. *	55,393,910

70,455	SolarEdge Technologies, Inc. *	18,178,094

567,418	Sunrun, Inc. *	25,374,933

191,300	Talos Energy, Inc. *	2,712,634

	Total United States	378,622,851

	TOTAL COMMON STOCK (COST $891,590,747)	1,150,367,441

	PREFERRED STOCKS (d) — 8.5%

	Brazil — 5.7%

4,955,360	Bradespar SA	66,480,951

1,846,500	Petroleo Brasileiro SA	9,562,529

	Total Brazil	76,043,480

	Chile — 1.0%

303,895	Sociedad Quimica y Minera de Chile SA Sponsored ADR	13,179,926

	Russia — 1.8%

74,885	Bashneft PJSC	1,182,728

5,747,484	Surgutneftegas PJSC	3,635,271

2,912,079	Tatneft PJSC	18,617,205

	Total Russia	23,435,204

	TOTAL PREFERRED STOCKS (COST $83,230,188)	112,658,610

	RIGHTS/WARRANTS — 0.0%

	Singapore — 0.0%

2,117,812	Ezion Holdings Ltd, Expires 04/16/23 *(a)(b)	—

	TOTAL RIGHTS/WARRANTS (COST $0)	—

	SHORT-TERM INVESTMENTS — 4.0%

	Money Market Funds — 0.2%

2,635,857	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (e)	2,635,857

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Par Value†	Description	Value ($)

	U.S. Government — 3.8%

3,200,000	U.S. Treasury Bill, 0.03%, due 03/24/22 (f)	3,199,276

47,500,000	U.S. Treasury Bill, 0.04%, due 05/19/22 (f)	47,480,261

	Total U.S. Government	50,679,537

	TOTAL SHORT-TERM INVESTMENTS (COST $53,317,018)	53,315,394

	TOTAL INVESTMENTS — 99.3% (Cost $1,028,137,953)	1,316,341,445

	Other Assets and Liabilities (net) — 0.7%	9,552,503

	TOTAL NET ASSETS — 100.0%	$1,325,893,948

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	Affiliated company.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	The rate disclosed is the 7 day net yield as of May 31, 2021.

(f)	The rate shown represents yield-to-maturity.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.7%

	Australia — 4.4%

6,116	Accent Group Ltd	12,835

283	BHP Group Ltd	10,482

43,732	Fortescue Metals Group Ltd	746,869

11,688	Rio Tinto Ltd	1,108,661

2,386	Sandfire Resources Ltd	13,153

	Total Australia	1,892,000

	Belgium — 0.9%

2,819	Ageas SA/NV	182,373

895	bpost SA *	11,947

2,061	UCB SA	193,455

	Total Belgium	387,775

	Brazil — 0.3%

24,800	Marfrig Global Foods SA	86,843

1,700	Qualicorp Consultoria e Corretora de Seguros SA	9,450

12,000	TIM SA	27,837

	Total Brazil	124,130

	China — 2.3%

57,000	China Everbright Bank Co Ltd – Class H	24,319

119,000	China Hongqiao Group Ltd	191,947

73,000	China Lesso Group Holdings Ltd	184,971

54,000	China Medical System Holdings Ltd	134,793

34,000	China National Building Material Co Ltd – Class H	45,025

290,000	China Railway Group Ltd – Class H	153,085

38,500	China Resources Pharmaceutical Group Ltd	27,370

3,000	China SCE Group Holdings Ltd	1,364

32,000	China Traditional Chinese Medicine Holdings Co Ltd	20,571

47,000	Metallurgical Corp of China Ltd – Class H	11,438

11,000	PAX Global Technology Ltd	13,746

50,300	Shanghai Pharmaceuticals Holding Co Ltd – Class H	109,956

16,800	Sinopharm Group Co Ltd – Class H	56,035

24,000	TCL Electronics Holdings Ltd *	16,075

10,000	Tianneng Power International Ltd	18,017

	Total China	1,008,712

	Denmark — 0.1%

2,425	Scandinavian Tobacco Group A/S	51,646

	Finland — 0.3%

4,309	Kesko Oyj – B Shares	149,814

	France — 7.8%

225	APERAM SA	12,405

6,931	ArcelorMittal SA *	224,165

15,057	BNP Paribas SA	1,036,601

87	Christian Dior SE	69,894

9,843	Cie de Saint-Gobain *	660,729

Shares	Description	Value ($)

	France — continued

503	CNP Assurances	9,248

22,870	Credit Agricole SA	342,787

432	Kaufman & Broad SA	20,537

10,347	Natixis SA *	51,134

305	Nexans SA	26,990

1,207	Quadient SA	35,354

2,197	Renault SA *	91,168

4,683	Sanofi	501,049

31	SEB SA	5,817

2,817	Societe Generale SA	90,198

2,470	Television Francaise 1	25,818

3,005	TOTAL SE	140,155

	Total France	3,344,049

	Germany — 5.8%

3,430	Bayerische Motoren Werke AG	364,121

2,482	CECONOMY AG *	13,949

11,407	Daimler AG (Registered)	1,064,247

5,605	Dialog Semiconductor Plc *	444,392

2,415	HeidelbergCement AG	220,727

436	Hornbach Holding AG & Co KGaA	48,613

401	Traton SE	13,320

836	Volkswagen AG	305,275

	Total Germany	2,474,644

	Hong Kong — 1.6%

11,200	Dah Sing Banking Group Ltd	12,850

100,000	IGG Inc	148,835

9,500	Johnson Electric Holdings Ltd	25,300

4,300	VTech Holdings Ltd	44,428

524,000	WH Group Ltd	451,892

	Total Hong Kong	683,305

	Hungary — 0.2%

3,883	Magyar Telekom Telecommunications Plc	5,534

2,515	Richter Gedeon Nyrt	70,200

	Total Hungary	75,734

	India — 0.5%

28,371	Power Finance Corp Ltd	47,129

1,169	Rajesh Exports Ltd	8,355

82,620	REC Ltd	166,608

	Total India	222,092

	Ireland — 1.1%

4,181	CRH Plc	218,024

2,060	CRH Plc Sponsored ADR	107,264

349	Kingspan Group Plc	33,173

2,348	Smurfit Kappa Group Plc	124,388

	Total Ireland	482,849

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Italy — 2.6%

4,399	Anima Holding SPA	23,031

3,466	Arnoldo Mondadori Editore SPA *	7,122

7,804	Banco BPM SPA	27,626

917	CNH Industrial NV	15,767

1,103	De’ Longhi SPA	48,987

32,223	Enel SPA	319,565

616	Esprinet SPA	10,527

5,754	EXOR NV	495,389

2,294	Mediobanca Banca di Credito Finanziario SPA *	27,315

491	Poste Italiane SPA	6,884

73,189	Telecom Italia SPA	39,185

97,194	Telecom Italia SPA – RSP	55,541

877	Unieuro SPA *	27,303

5,520	Unipol Gruppo SPA	30,526

	Total Italy	1,134,768

	Japan — 20.2%

200	AGC Inc	8,743

1,200	AnGes Inc *	11,327

14,500	Asahi Kasei Corp	162,814

41,700	Astellas Pharma Inc	665,365

600	BASE Inc *	9,293

9,500	Brother Industries Ltd	202,192

500	Canon Inc	11,926

300	Change Inc *	8,098

800	Chubu Electric Power Co Inc	9,547

100	Chugai Pharmaceutical Co Ltd	3,784

1,400	Create Restaurants Holdings Inc *	10,219

500	CyberAgent Inc	9,944

100	Daito Trust Construction Co Ltd	10,888

6,400	Daiwabo Holdings Co Ltd	99,525

1,700	DCM Holdings Co Ltd	15,728

1,200	Dexerials Corp	24,432

100	Food & Life Cos Ltd	4,446

100	Freee KK *	7,410

700	Fuji Corp	17,681

1,900	Fuji Electric Co Ltd	89,185

900	FUJIFILM Holdings Corp	61,965

900	Fujitsu General Ltd	22,077

3,700	Fujitsu Ltd	603,553

300	giftee Inc *	9,196

6	GLP J-REIT	10,198

200	Hamamatsu Photonics KK	12,229

400	Haseko Corp	5,714

12,600	Hitachi Ltd	663,883

1,300	Hitachi Zosen Corp	8,608

200	Ibiden Co Ltd	9,233

800	Iida Group Holdings Co Ltd	21,512

4,000	Inpex Corp	27,310

29,300	ITOCHU Corp	883,572

1,100	Japan Post Holdings Co Ltd	9,272

7,300	Japan Post Insurance Co Ltd	145,147

Shares	Description	Value ($)

	Japan — continued

9,600	Japan Tobacco Inc	190,707

700	JFE Holdings Inc	9,449

3,100	K’s Holdings Corp	37,339

2,000	Kajima Corp	27,747

1,000	Kansai Electric Power Co Inc (The)	9,447

30,700	KDDI Corp	1,046,524

600	Kohnan Shoji Co Ltd	16,414

300	Komatsu Ltd	9,044

800	Komeri Co Ltd	19,064

100	M3 Inc	6,718

200	Makuake Inc *	11,177

10,800	Marubeni Corp	96,433

600	Maruwa Unyu Kikan Co Ltd	8,451

1,000	MCJ Co Ltd	9,997

300	Medley Inc *	11,642

400	MINEBEA MITSUMI Inc	10,925

14,000	Mitsubishi Chemical Holdings Corp	113,149

1,900	Mitsubishi Gas Chemical Co Inc	44,649

3,600	Mitsubishi Motors Corp *	10,051

115,800	Mitsubishi UFJ Financial Group Inc	665,055

7,900	Mitsui & Co Ltd	174,736

700	Mixi Inc	17,136

700	Mizuho Financial Group Inc	10,846

600	Modalis Therapeutics Corp *	7,723

1,100	Monex Group Inc	8,539

3,100	NEC Networks & System Integration Corp	49,622

200	Neural Pocket Inc *	9,229

1,000	Nichias Corp	24,870

100	Nidec Corp	11,467

500	Nihon Jyoho Create Co Ltd *	9,061

700	Nippon Paint Holdings Co Ltd	10,191

34,800	Nippon Telegraph & Telephone Corp	942,394

1,900	Nissan Motor Co Ltd *	9,557

500	Nitto Denko Corp	39,458

500	Olympus Corp	10,652

600	ORIX Corp	10,600

4,100	Panasonic Corp	46,566

800	Rakuten Group Inc	9,266

10,100	Renesas Electronics Corp *	105,836

500	Rozetta Corp	9,177

700	SanBio Co Ltd *	9,254

100	SCREEN Holdings Co Ltd	9,309

3,900	Sekisui Chemical Co Ltd	67,995

300	Shimadzu Corp	10,646

100	Shimamura Co Ltd	9,600

100	SoftBank Group Corp	7,617

30,100	Sojitz Corp	93,262

900	Sony Group Corp	89,493

600	Sosei Group Corp *	8,523

300	Stanley Electric Co Ltd	8,999

400	SUMCO Corp	9,236

35,900	Sumitomo Chemical Co Ltd	199,100

300	Sumitomo Realty & Development Co Ltd	10,195

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

2,700	Suruga Bank Ltd	8,904

300	Suzuki Motor Corp	13,091

300	Takeda Pharmaceutical Co Ltd	10,251

300	TDK Corp	37,779

3,200	Tokyo Electric Power Co Holdings Inc *	10,017

800	Tokyo Seimitsu Co Ltd	39,766

5,000	Tosoh Corp	88,902

2,900	Toyota Tsusho Corp	132,232

700	TS Tech Co Ltd	9,949

300	Unicharm Corp	11,911

600	Ushio Inc	8,605

200	Yaskawa Electric Corp	9,476

	Total Japan	8,661,036

	Malta — 0.0%

1,718,063	BGP Holdings Plc * (a)	—

	Mexico — 0.1%

6,600	Cemex SAB de CV Sponsored ADR *	54,648

	Netherlands — 7.7%

460	ASM International NV	143,869

4,576	ASR Nederland NV	197,083

444	Heineken Holding NV	44,946

25,621	ING Groep NV	358,517

30,507	Koninklijke Ahold Delhaize NV	888,130

1,633	NN Group NV	83,117

38,486	PostNL NV	226,184

6,401	Randstad NV	498,458

6,764	Signify NV	418,344

21,283	Stellantis NV	416,379

1,641	TomTom NV *	14,957

	Total Netherlands	3,289,984

	Norway — 1.4%

14,355	Aker Solutions ASA *	26,136

5,392	BW LPG Ltd	37,266

6,164	DNB ASA	137,572

1,348	Equinor ASA	29,327

19,370	Norsk Hydro ASA	125,495

17,659	Orkla ASA	184,157

1,503	SpareBank 1 Nord Norge	15,214

2,652	SpareBank 1 SR-Bank ASA	36,595

4,556	XXL ASA *	11,537

	Total Norway	603,299

	Poland — 0.1%

233	Asseco Poland SA	4,633

31,128	Polskie Gornictwo Naftowe i Gazownictwo SA	55,828

	Total Poland	60,461

Shares	Description	Value ($)

	Portugal — 2.6%

257,042	Banco Comercial Portugues SA – Class R *	50,013

5,083	EDP Renovaveis SA	120,770

138,366	EDP – Energias de Portugal SA	805,456

6,560	Galp Energia SGPS SA	82,261

4,043	Jeronimo Martins SGPS SA	78,211

	Total Portugal	1,136,711

	Russia — 1.5%

42,015	Gazprom PJSC Sponsored ADR	298,290

705,000	Inter RAO UES PJSC	48,645

1,529	LUKOIL PJSC	124,109

833	LUKOIL PJSC Sponsored ADR	67,804

399,000	ROSSETI PJSC	7,655

4,559	Sberbank of Russia PJSC Sponsored ADR	76,746

9,800	Surgutneftegas PJSC	4,845

	Total Russia	628,094

	Singapore — 3.9%

41,699	DBS Group Holdings Ltd	958,101

1,600	Jardine Cycle & Carriage Ltd	26,798

8,200	Sembcorp Industries Ltd	13,625

5,700	Venture Corp Ltd	82,911

96,900	Wilmar International Ltd	350,617

189,900	Yangzijiang Shipbuilding Holdings Ltd	213,648

16,000	Yanlord Land Group Ltd	15,469

	Total Singapore	1,661,169

	South Africa — 0.1%

2,613	Aspen Pharmacare Holdings Ltd *	31,088

11,423	Netcare Ltd *	12,764

	Total South Africa	43,852

	South Korea — 2.3%

506	Daesang Corp	13,394

411	DB Insurance Co Ltd	18,639

2,783	DGB Financial Group Inc	23,557

419	DoubleUGames Co Ltd	25,386

719	E-MART Inc	100,581

6,721	Hana Financial Group Inc	274,366

19,036	Hanwha Life Insurance Co Ltd	66,780

811	Hanyang Eng Co Ltd	13,521

1,823	Kia Corp	137,908

1,289	KT&G Corp	96,734

74	LG Electronics Inc	10,052

312	NEOWIZ HOLDINGS Corp *	8,914

293	Sebang Global Battery Co Ltd	24,999

447	Silicon Works Co Ltd	42,756

2,150	Yuhan Corp	123,180

	Total South Korea	980,767

	Spain — 5.1%

2,262	Acerinox SA	32,230

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Spain — continued

3,876	ACS Actividades de Construccion y Servicios SA	119,471

54,745	Banco Bilbao Vizcaya Argentaria SA *	341,927

18,099	Banco de Sabadell SA *	13,924

160,164	Banco Santander SA *	674,563

10,910	CaixaBank SA	37,824

1,031	Cia de Distribucion Integral Logista Holdings SA	22,543

480	Ebro Foods SA	10,182

67,545	Iberdrola SA	931,040

1,976	Mediaset Espana Comunicacion SA *	13,859

	Total Spain	2,197,563

	Sweden — 0.6%

1,355	Betsson AB *	599

1,355	Betsson AB – Class B *	12,059

372	Mycronic AB	11,899

2,050	Swedish Match AB	19,006

2,778	Volvo AB – A Shares	75,298

5,940	Volvo AB – B Shares	156,549

	Total Sweden	275,410

	Switzerland — 5.2%

1,274	Adecco Group AG (Registered)	88,175

160	ALSO Holding AG (Registered) *	47,376

8,861	Novartis AG (Registered)	782,787

3,541	Roche Holding AG – Genusschein	1,239,532

1,480	UBS Group AG (Registered)	24,118

165	Vetropack Holding AG (Registered)	10,432

597	Wizz Air Holdings Plc *	40,824

	Total Switzerland	2,233,244

	Taiwan — 0.9%

7,000	Asustek Computer Inc	98,676

32,000	Grand Pacific Petrochemical *	30,165

101,000	Pou Chen Corp	139,211

27,000	Radiant Opto-Electronics Corp	114,675

5,302	TOPBI International Holdings Ltd	2,782

	Total Taiwan	385,509

	Thailand — 0.1%

93,200	AP Thailand Pcl NVDR	25,642

	Turkey — 0.7%

4,441	Alarko Gayrimenkul Yatirim Ortakligi AS (REIT)	11,446

18,651	Arcelik AS	69,574

4,646	Dogus Otomotiv Servis ve Ticaret AS	14,277

61,796	Eregli Demir ve Celik Fabrikalari TAS	138,854

5,612	Selcuk Ecza Deposu Ticaret ve Sanayi AS	5,807

330	TAV Havalimanlari Holding AS *	902

1,488	Turk Telekomunikasyon AS	1,199

61,858	Turkiye Is Bankasi AS – Class C	36,808

52,733	Turkiye Sinai Kalkinma Bankasi AS	8,100

1,982	Turkiye Sise ve Cam Fabrikalari AS	1,834

Shares	Description	Value ($)

	Turkey — continued

37,931	Yapi ve Kredi Bankasi AS	9,577

	Total Turkey	298,378

	United Kingdom — 15.3%

12,483	3i Group Plc	219,658

2,643	Anglo American Plc	117,331

217	Ashtead Group Plc	15,830

27,281	Aviva Plc	158,978

1,200	Barclays Plc Sponsored ADR	12,696

44,160	Barratt Developments Plc	472,637

1,908	Bellway Plc	96,783

2,456	Berkeley Group Holdings Plc (The)	162,777

3,900	BP Plc Sponsored ADR	102,297

9,590	British American Tobacco Plc	369,361

16,900	British American Tobacco Plc Sponsored ADR	653,523

70,162	BT Group Plc *	173,672

2,129	Coca-Cola HBC AG *	77,473

2,141	Dunelm Group Plc	44,527

5,055	Electrocomponents Plc	70,893

3,697	Ferguson Plc	502,090

16,208	Ferrexpo Plc	102,951

19,200	GlaxoSmithKline Plc Sponsored ADR	744,384

6,597	IG Group Holdings Plc	80,126

8,844	Inchcape Plc	98,036

14,815	JD Sports Fashion Plc *	198,308

6,108	John Laing Group Plc	34,810

65,413	Kingfisher Plc *	331,974

59,904	Legal & General Group Plc	241,504

610	Morgan Sindall Group Plc	19,324

3,392	Next Plc *	391,717

1,774	OSB Group Plc	11,777

13,280	Persimmon Plc	593,779

4,383	Pets at Home Group Plc	27,854

4,503	Plus500 Ltd	96,405

8,635	QinetiQ Group Plc	43,514

13,844	Royal Mail Plc *	113,526

3,905	Spirent Communications Plc	13,802

14,722	Tate & Lyle Plc	159,922

	Total United Kingdom	6,554,239

	TOTAL COMMON STOCKS (COST $30,089,573)	41,121,524

	PREFERRED STOCKS (b) — 2.0%

	Germany — 1.9%

683	Bayerische Motoren Werke AG	62,302

186	Draegerwerk AG & Co KGaA	17,276

2,649	Volkswagen AG	729,266

	Total Germany	808,844

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Russia — 0.1%

43,100	Surgutneftegas PJSC	27,260

	TOTAL PREFERRED STOCKS (COST $681,157)	836,104

	MUTUAL FUNDS — 2.0%

	United States — 2.0%

	Affiliated Issuers — 2.0%

173,644	GMO U.S. Treasury Fund	875,165

	TOTAL MUTUAL FUNDS (COST $875,123)	875,165

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.8%

	Money Market Funds — 0.8%

341,186	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (c)	341,186

	TOTAL SHORT-TERM INVESTMENTS (COST $341,186)	341,186

	TOTAL INVESTMENTS — 100.5% (Cost $31,987,039)	43,173,979

	Other Assets and Liabilities (net) — (0.5%)	(209,560)

	TOTAL NET ASSETS — 100.0%	$42,964,419

A summary of outstanding financial instruments at May 31, 2021 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
3	MSCI EAFE	June 2021	$350,550	$21,562

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2021.

Portfolio Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.0%

	Automobiles & Components — 1.0%

24,282	BorgWarner, Inc.	1,245,424

5,477	Cooper Tire & Rubber Co.	325,224

24,614	Dana, Inc.	667,778

5,821	Lear Corp.	1,125,549

	Total Automobiles & Components	3,363,975

	Banks — 6.0%

37,092	Associated Banc-Corp.	852,745

3,000	Axos Financial, Inc. *	142,230

38,341	Citizens Financial Group, Inc.	1,913,216

4,100	Commerce Bancshares, Inc.	319,308

6,000	CVB Financial Corp.	133,080

12,951	East West Bancorp, Inc.	968,476

21,894	Eastern Bankshares, Inc.	490,426

55,348	Fifth Third Bancorp	2,332,365

12,333	First Horizon Corp.	235,190

5,649	Flagstar Bancorp, Inc.	258,724

10,300	Fulton Financial Corp.	178,499

8,098	Hilltop Holdings, Inc.	300,841

23,635	Huntington Bancshares, Inc.	374,851

11,369	KeyCorp.	261,942

11,460	M&T Bank Corp.	1,841,507

14,600	Old National Bancorp	278,130

9,512	PNC Financial Services Group, Inc. (The)	1,851,796

5,676	Popular, Inc.	463,218

43,896	Regions Financial Corp.	1,027,605

1,331	Signature Bank/New York NY	332,417

1,287	SVB Financial Group *	750,180

9,000	Trustmark Corp.	301,950

3,100	UMB Financial Corp.	299,801

66,395	US Bancorp	4,035,488

6,400	Washington Federal, Inc.	213,376

7,318	Wintrust Financial Corp.	588,514

	Total Banks	20,745,875

	Capital Goods — 10.0%

4,674	3M Co.	949,009

22,280	A O Smith Corp.	1,583,440

10,753	AGCO Corp.	1,487,893

8,242	API Group Corp. *	174,318

1,200	Applied Industrial Technologies, Inc.	117,552

1,200	Atkore, Inc. *	92,640

4,947	Boise Cascade Co.	326,452

13,459	Builders FirstSource, Inc. *	599,464

1,202	Carlisle Cos, Inc.	231,169

84,453	Carrier Global Corp.	3,878,926

12,106	Cummins, Inc.	3,114,632

3,835	Curtiss-Wright Corp.	480,602

2,600	Deere & Co.	938,860

9,150	EMCOR Group, Inc.	1,153,906

8,043	Fortive Corp.	583,278

Shares	Description	Value ($)

	Capital Goods — continued

3,000	Fortune Brands Home & Security, Inc.	309,480

6,000	Gates Industrial Corp Plc *	108,960

4,000	Honeywell International, Inc.	923,640

7,283	Masco Corp.	439,238

5,388	Moog, Inc. – Class A	485,998

10,683	Mueller Industries, Inc.	496,012

16,381	Owens Corning	1,747,034

10,282	PACCAR, Inc.	941,420

6,078	Parker-Hannifin Corp.	1,872,936

5,300	Primoris Services Corp.	168,487

9,839	Resideo Technologies, Inc. *	294,186

4,963	Stanley Black & Decker, Inc.	1,075,978

39,017	Textron, Inc.	2,671,494

7,161	Timken Co. (The)	633,390

2,303	Toro Co. (The)	255,840

18,748	Trane Technologies Plc	3,494,627

34,536	UFP Industries, Inc.	2,746,303

515	WW Grainger, Inc.	238,012

	Total Capital Goods	34,615,176

	Commercial & Professional Services — 1.4%

15,200	ACCO Brands Corp.	138,472

12,904	Brady Corp. – Class A	738,496

10,343	CBIZ, Inc. *	343,491

2,646	Cimpress Plc *	262,774

2,100	Deluxe Corp.	95,676

8,859	Herman Miller, Inc.	423,460

13,828	HNI Corp.	630,834

2,300	ICF International, Inc.	202,170

1,400	Jacobs Engineering Group, Inc.	198,912

9,100	Kforce, Inc.	570,661

6,407	ManpowerGroup, Inc.	775,183

2,000	Matthews International Corp. – Class A	78,140

15,044	Steelcase, Inc. – Class A	217,687

	Total Commercial & Professional Services	4,675,956

	Consumer Durables & Apparel — 4.9%

1,874	Deckers Outdoor Corp. *	628,615

19,726	DR Horton, Inc.	1,879,690

14,200	Ethan Allen Interiors, Inc.	409,954

31,041	Garmin Ltd.	4,415,272

23,781	La-Z-Boy, Inc.	980,491

26,168	MDC Holdings, Inc.	1,516,436

10,905	Mohawk Industries, Inc. *	2,297,465

53,730	PulteGroup, Inc.	3,105,057

14,417	Tempur Sealy International, Inc.	555,054

49,852	TRI Pointe Group, Inc. *	1,202,430

	Total Consumer Durables & Apparel	16,990,464

	Consumer Services — 0.4%

2,900	Adtalem Global Education, Inc. *	105,502

900	Graham Holdings Co. – Class B	596,286

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Consumer Services — continued

17,275	Perdoceo Education Corp. *	210,582

8,300	Service Corp. International	440,066

	Total Consumer Services	1,352,436

	Diversified Financials — 5.3%

35,307	Ally Financial, Inc.	1,931,646

2,837	American Express Co.	454,289

37,710	Bank of New York Mellon Corp. (The)	1,963,937

10,286	Discover Financial Services	1,206,136

6,400	Donnelley Financial Solutions, Inc. *	190,784

29,243	Enova International, Inc. *	1,107,432

40,311	Federated Hermes, Inc.	1,281,890

1,300	Nelnet, Inc. – Class A	98,176

6,078	OneMain Holdings, Inc.	351,551

3,247	PROG Holdings, Inc.	171,182

24,180	Raymond James Financial, Inc.	3,206,026

38,800	Santander Consumer USA Holdings, Inc.	1,470,520

12,313	SEI Investments Co.	781,137

34,787	SLM Corp.	704,437

20,723	State Street Corp.	1,802,487

30,103	Synchrony Financial	1,427,183

	Total Diversified Financials	18,148,813

	Energy — 2.4%

50,616	CNX Resources Corp. *	689,390

11,100	Denbury, Inc. *	743,922

63,359	Exxon Mobil Corp.	3,698,265

24,370	Phillips 66	2,052,441

30,519	World Fuel Services Corp.	937,849

	Total Energy	8,121,867

	Food & Staples Retailing — 0.9%

85,945	Kroger Co. (The)	3,178,246

	Food, Beverage & Tobacco — 4.3%

29,500	Altria Group, Inc.	1,451,990

38,763	Archer-Daniels-Midland Co.	2,578,902

47,629	Mondelez International, Inc. – Class A	3,025,870

74,900	Philip Morris International, Inc.	7,222,607

9,965	Universal Corp.	558,439

	Total Food, Beverage & Tobacco	14,837,808

	Health Care Equipment & Services — 2.7%

12,141	AmerisourceBergen Corp.	1,393,058

35,598	Cardinal Health, Inc.	1,995,980

1,888	Laboratory Corp. of America Holdings *	518,218

27,381	McKesson Corp.	5,267,831

	Total Health Care Equipment & Services	9,175,087

	Household & Personal Products — 1.1%

35,718	Colgate-Palmolive Co.	2,992,454

4,448	Nu Skin Enterprises, Inc. – Class A	267,592

Shares	Description	Value ($)

	Household & Personal Products — continued

5,800	Spectrum Brands Holdings, Inc.	515,562

	Total Household & Personal Products	3,775,608

	Insurance — 4.1%

48,996	Aflac, Inc.	2,777,093

30,686	Allstate Corp. (The)	4,192,014

10,900	CNA Financial Corp.	521,129

38,222	Fidelity National Financial, Inc.	1,796,052

22,815	First American Financial Corp.	1,467,233

6,825	Old Republic International Corp.	179,224

5,509	Principal Financial Group, Inc.	360,234

22,244	Progressive Corp. (The)	2,203,936

8,963	Stewart Information Services Corp.	540,917

	Total Insurance	14,037,832

	Materials — 5.6%

59	AptarGroup, Inc.	8,691

12,553	Arconic Corp. *	454,042

1,274	Ashland Global Holdings, Inc.	120,826

8,293	Avery Dennison Corp.	1,828,855

9,169	Avient Corp.	476,605

8,653	Berry Global Group, Inc. *	590,221

2,300	Cabot Corp.	146,234

15,226	Corteva, Inc.	692,783

17,707	Crown Holdings, Inc.	1,828,071

17,872	Eastman Chemical Co.	2,241,149

16,093	FMC Corp.	1,877,892

32,500	Huntsman Corp.	922,350

8,957	LyondellBasell Industries NV – Class A	1,008,737

1,973	NewMarket Corp.	677,193

8,159	Nucor Corp.	836,624

7,100	O -I Glass, Inc.*	130,853

19,056	Pactiv Evergreen, Inc.	282,791

9,496	Reliance Steel & Aluminum Co.	1,595,993

3,132	Scotts Miracle-Gro Co. (The)	680,803

8,183	Sealed Air Corp.	465,285

2,535	Sherwin-Williams Co. (The)	718,749

27,648	Silgan Holdings, Inc.	1,164,810

2,474	Stepan Co.	333,149

2,100	Trinseo SA	136,374

1,300	Westlake Chemical Corp.	131,131

	Total Materials	19,350,211

	Media & Entertainment — 5.5%

37,227	Activision Blizzard, Inc.	3,620,326

400	Alphabet, Inc. – Class A *	942,740

1,373	Alphabet, Inc. – Class C *	3,311,072

27,133	Comcast Corp. – Class A	1,555,806

5,742	Electronic Arts, Inc.	820,704

13,600	Facebook, Inc. – Class A *	4,470,728

10,600	Fox Corp. – Class A	395,910

1,900	IAC/InterActiveCorp *	302,993

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Media & Entertainment — continued

48,594	Interpublic Group of Cos., Inc. (The)	1,637,132

34,800	News Corp. – Class A	939,252

5,100	News Corp. – Class B	131,019

3,622	Omnicom Group, Inc.	297,873

29,918	TEGNA, Inc.	580,110

3,084	Vimeo, Inc. *	129,555

	Total Media & Entertainment	19,135,220

	Pharmaceuticals, Biotechnology & Life Sciences — 8.5%

53,441	Bristol-Myers Squibb Co.	3,512,143

33,176	Eli Lilly & Co.	6,626,574

12,100	Johnson & Johnson	2,047,925

111,050	Merck & Co., Inc.	8,427,584

201,476	Pfizer, Inc.	7,803,165

10,695	Prestige Consumer Healthcare, Inc. *	533,360

2,961	United Therapeutics Corp. *	550,450

	Total Pharmaceuticals, Biotechnology & Life Sciences	29,501,201

	Real Estate — 0.5%

5,200	CBRE Group, Inc. – Class A*	456,456

76,920	Realogy Holdings Corp. *	1,362,253

	Total Real Estate	1,818,709

	Retailing — 10.8%

26,968	Abercrombie & Fitch Co. – Class A *	1,151,534

1,674	Amazon.com, Inc. *	5,395,419

7,148	Asbury Automotive Group, Inc. *	1,417,377

17,466	AutoNation, Inc. *	1,783,803

29	AutoZone, Inc. *	40,791

18,163	Big Lots, Inc.	1,106,853

23,389	Core-Mark Holding Co., Inc.	1,072,620

1,767	Dollar General Corp.	358,630

45,556	Gap Inc. (The)	1,523,848

7,154	Group 1 Automotive, Inc.	1,140,920

2,800	Haverty Furniture Cos, Inc.	128,632

31,339	L Brands, Inc. *	2,189,656

14,115	Lowe’s Cos., Inc.	2,750,025

7,677	MarineMax, Inc. *	394,828

12,267	Murphy U.S.A., Inc.	1,653,714

22,196	Penske Automotive Group, Inc.	1,899,756

47,978	Qurate Retail, Inc. – Series A	653,940

7,179	Rent-A-Center, Inc.	443,734

7,100	Signet Jewelers Ltd. *	430,118

4,877	Sleep Number Corp. *	543,737

39,804	Target Corp.	9,032,324

9,400	Urban Outfitters, Inc. *	368,104

11,410	Williams-Sonoma, Inc.	1,934,451

	Total Retailing	37,414,814

	Semiconductors & Semiconductor Equipment — 2.2%

18,380	Applied Materials, Inc.	2,538,829

Shares	Description	Value ($)

	Semiconductors & Semiconductor Equipment — continued

2,992	Cirrus Logic, Inc. *	233,586

7,654	Entegris, Inc.	876,000

53,543	Intel Corp.	3,058,376

6,100	Kulicke & Soffa Industries, Inc.	316,590

3,967	Maxim Integrated Products, Inc.	404,674

	Total Semiconductors & Semiconductor Equipment	7,428,055

	Software & Services — 10.3%

28,847	Amdocs Ltd.	2,252,951

17,622	Cadence Design Systems, Inc. *	2,237,818

93,052	Cisco Systems, Inc.	4,922,451

1,716	Concentrix Corp. *	262,068

2,000	Dolby Laboratories, Inc. – Class A	195,080

700	International Business Machines Corp.	100,618

3,521	Intuit, Inc.	1,546,036

70,519	Microsoft Corp.	17,607,184

11,246	NortonLifeLock, Inc.	311,064

30,353	Oracle Corp.	2,389,995

1,991	Progress Software Corp.	88,739

11,875	Sykes Enterprises, Inc. *	497,800

10,874	Synopsys, Inc. *	2,765,693

15,294	Western Union Co. (The)	374,244

	Total Software & Services	35,551,741

	Technology Hardware & Equipment — 9.3%

106,524	Apple, Inc.	13,273,956

17,437	Arrow Electronics, Inc. *	2,098,194

3,400	Avid Technology, Inc. *	104,992

15,522	Avnet, Inc.	683,899

2,800	CTS Corp.	107,100

6,200	Dell Technologies – Class C *	611,568

173,944	HP, Inc.	5,084,383

4,293	Insight Enterprises, Inc. *	448,533

23,150	Juniper Networks, Inc.	609,540

8,000	Methode Electronics, Inc.	387,040

10,274	NetApp, Inc.	794,899

11,633	NETGEAR, Inc. *	452,291

11,198	Sanmina Corp. *	471,548

11,786	Seagate Technology Holdings Plc	1,128,509

8,600	Super Micro Computer, Inc. *	298,764

29,219	TE Connectivity Ltd.	3,964,434

43,400	Vishay Intertechnology, Inc.	1,044,638

29,195	Xerox Holdings Corp.	684,623

	Total Technology Hardware & Equipment	32,248,911

	Telecommunication Services — 1.8%

108,258	Telephone & Data Systems, Inc.	2,784,396

8,100	United States Cellular Corp. *	305,775

54,440	Verizon Communications, Inc.	3,075,315

	Total Telecommunication Services	6,165,486

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Transportation — 0.0%

4,600	Schneider National, Inc. – Class B	112,654

	TOTAL COMMON STOCKS (COST $267,129,525)	341,746,145

	MUTUAL FUNDS — 0.8%

	Affiliated Issuers — 0.8%

545,694	GMO U.S. Treasury Fund	2,750,296

	TOTAL MUTUAL FUNDS (COST $2,750,296)	2,750,296

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

296,099	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	296,099

	TOTAL SHORT-TERM INVESTMENTS (COST $296,099)	296,099

	TOTAL INVESTMENTS — 99.9% (Cost $270,175,920)	344,792,540

	Other Assets and Liabilities (net) — 0.1%	479,255

	TOTAL NET ASSETS — 100.0%	$345,271,795

A summary of outstanding financial instruments at May 31, 2021 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
9	S&P 500 E-Mini	June 2021	$1,891,080	$73,952

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2021.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.6%

	Automobiles & Components — 1.0%

26,624	Cooper Tire & Rubber Co.	1,580,933

3,382	Cooper-Standard Holding, Inc. *	100,648

12,700	Dana, Inc.	344,551

7,968	Patrick Industries, Inc.	682,858

16,355	Stoneridge, Inc.*	497,846

	Total Automobiles & Components	3,206,836

	Banks — 20.9%

10,306	1st Source Corp.	509,838

19,725	Amalgamated Financial Corp.	320,926

2,571	Arrow Financial Corp.	95,384

191,199	Associated Banc-Corp.	4,395,665

22,578	Axos Financial, Inc. *	1,070,423

10,291	Bancorp, Inc. (The) *	249,454

12,100	BancorpSouth Bank	370,018

19,465	Banner Corp.	1,139,286

14,376	BOK Financial Corp.	1,308,791

64,570	Boston Private Financial Holdings, Inc.	989,858

40,591	Brookline Bancorp, Inc.	684,364

53,676	Cathay General Bancorp	2,237,216

2,335	Century Bancorp, Inc. – Class A	266,423

4,670	Civista Bancshares, Inc.	110,866

7,567	CNB Financial Corp.	183,954

8,996	Community Trust Bancorp, Inc.	397,443

22,690	Customers Bancorp, Inc. *	858,816

6,900	Eagle Bancorp, Inc.	394,266

14,704	Enterprise Financial Services Corp.	726,525

13,204	Financial Institutions, Inc.	424,245

126,635	First BanCorp/Puerto Rico	1,619,662

19,129	First Busey Corp.	512,466

78,368	First Commonwealth Financial Corp.	1,187,275

6,905	First Community Bankshares, Inc.	215,160

56,598	First Financial Bancorp	1,441,551

3,153	First Foundation, Inc.	79,140

700	First Hawaiian, Inc.	19,712

52,000	First Midwest Bancorp Inc./IL	1,088,360

120,412	Flagstar Bancorp, Inc.	5,514,870

24,253	Flushing Financial Corp.	566,793

26,031	FNB Corp./PA	349,076

126,266	Fulton Financial Corp.	2,188,190

4,912	Great Southern Bancorp, Inc.	277,479

30,400	Great Western Bancorp, Inc.	1,017,184

3,175	Hancock Whitney Corp.	157,194

26,289	Hanmi Financial Corp.	551,543

19,000	Heartland Financial USA, Inc.	945,250

80,324	Hilltop Holdings, Inc.	2,984,037

3,400	HomeTrust Bancshares, Inc.	96,458

66,800	Hope Bancorp, Inc.	1,022,040

14,791	Independent Bank Corp.	344,630

64,151	International Bancshares Corp.	2,976,606

5,636	Mercantile Bank Corp.	182,043

Shares	Description	Value ($)

	Banks — continued

4,348	Merchants Bancorp	186,747

20,128	Meridian Bancorp, Inc.	443,822

21,126	NBT Bancorp, Inc.	823,703

28,984	Northfield Bancorp, Inc.	490,699

104,180	OFG Bancorp	2,510,738

83,385	Old National Bancorp	1,588,484

2,496	Origin Bancorp, Inc.	110,198

35,741	PacWest Bancorp	1,614,421

15,300	Popular, Inc.	1,248,633

43,028	Premier Financial Corp.	1,312,354

49,911	Provident Financial Services, Inc.	1,260,752

7,000	QCR Holdings, Inc.	334,670

5,395	RBB Bancorp	131,638

2,013	Republic Bancorp, Inc. – Class A	93,504

4,590	Sierra Bancorp	127,235

2,416	Territorial Bancorp, Inc.	63,106

22,229	Texas Capital Bancshares, Inc. *	1,531,133

27,696	Towne Bank	887,103

19,886	TriCo Bancshares	953,534

12,721	TrustCo Bank Corp. NY	497,757

39,343	Trustmark Corp.	1,319,958

8,226	UMB Financial Corp.	795,536

12,729	Univest Financial Corp.	371,178

17,706	Walker & Dunlop, Inc.	1,797,867

63,600	Washington Federal, Inc.	2,120,424

4,899	Washington Trust Bancorp, Inc.	269,396

38,567	Waterstone Financial, Inc.	762,855

15,700	WesBanco, Inc.	611,044

42,789	Wintrust Financial Corp.	3,441,091

	Total Banks	69,770,060

	Capital Goods — 11.2%

1,499	Allied Motion Technologies, Inc.	53,065

18,198	Apogee Enterprises, Inc.	691,706

11,071	Applied Industrial Technologies, Inc.	1,084,515

5,700	Atkore, Inc. *	440,040

19,081	Ducommun, Inc. *	1,025,985

6,321	EMCOR Group, Inc.	797,141

17,300	Gates Industrial Corp Plc *	314,168

419	Gorman-Rupp Co. (The)	15,076

36,971	Griffon Corp.	971,968

4,348	Hurco Cos, Inc.	149,528

20,370	Hyster-Yale Materials Handling, Inc.	1,539,768

10,547	Insteel Industries, Inc.	368,723

7,568	Miller Industries, Inc.	316,721

57,019	Moog, Inc. – Class A	5,143,114

49,655	Mueller Industries, Inc.	2,305,482

372	MYR Group, Inc. *	32,379

11,352	Park-Ohio Holdings Corp.	418,775

2,496	Preformed Line Products Co.	185,752

63,995	Primoris Services Corp.	2,034,401

10,600	Quanex Building Products Corp.	282,278

179,135	Resideo Technologies, Inc. *	5,356,136

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Capital Goods — continued

7,213	Systemax, Inc.	247,550

52,525	Terex Corp.	2,750,734

25,226	Tutor Perini Corp. *	390,498

90,819	UFP Industries, Inc.	7,221,927

36,548	Vectrus, Inc. *	1,864,679

20,235	Veritiv Corp. *	1,242,834

	Total Capital Goods	37,244,943

	Commercial & Professional Services — 8.1%

240,749	ACCO Brands Corp.	2,193,224

79,135	Brady Corp. – Class A	4,528,896

12,480	CRA International, Inc.	1,021,613

43,979	Deluxe Corp.	2,003,683

17,471	Heidrick & Struggles International, Inc.	751,952

131,935	Herman Miller, Inc.	6,306,493

45,634	HNI Corp.	2,081,823

5,100	ICF International, Inc.	448,290

28,418	Interface, Inc.	464,350

44,200	Kelly Services, Inc. – Class A*	1,134,614

18,518	Kforce, Inc.	1,161,264

77,773	Kimball International, Inc. – Class B	1,035,936

19,160	Matthews International Corp. – Class A	748,581

48,790	Resources Connection, Inc.	711,358

159,893	Steelcase, Inc. – Class A	2,313,652

8,293	TrueBlue, Inc. *	224,989

	Total Commercial & Professional Services	27,130,718

	Consumer Durables & Apparel — 6.6%

3,800	Bassett Furniture Industries, Inc.	115,102

4,852	Clarus Corp.	114,944

109,977	Ethan Allen Interiors, Inc.	3,175,036

73,233	G-III Apparel Group Ltd. *	2,419,618

8,846	Hooker Furniture Corp.	317,129

8,822	Johnson Outdoors, Inc. – Class A	1,077,960

75,291	La-Z-Boy, Inc.	3,104,248

64,645	MDC Holdings, Inc.	3,746,178

46,535	Movado Group, Inc.	1,290,416

9,592	Rocky Brands, Inc.	559,405

217,692	TRI Pointe Group, Inc. *	5,250,731

4,769	Universal Electronics, Inc. *	238,736

64,551	Vera Bradley, Inc. *	741,046

	Total Consumer Durables & Apparel	22,150,549

	Consumer Services — 0.3%

4,000	Adtalem Global Education, Inc. *	145,520

752	Graham Holdings Co. – Class B	498,230

18,315	Perdoceo Education Corp. *	223,260

	Total Consumer Services	867,010

	Diversified Financials — 4.6%

111,871	Curo Group Holdings Corp.	1,846,990

1,208	Diamond Hill Investment Group, Inc.	211,896

Shares	Description	Value ($)

	Diversified Financials — continued

92,104	Donnelley Financial Solutions, Inc. *	2,745,620

147,509	Enova International, Inc. *	5,586,166

115,202	Federated Hermes, Inc.	3,663,424

1,100	Nelnet, Inc. – Class A	83,072

1,600	Regional Management Corp.	74,784

31,389	SLM Corp.	635,627

3,700	Victory Capital Holdings, Inc. – Class A	111,074

14,814	Westwood Holdings Group, Inc.	292,280

	Total Diversified Financials	15,250,933

	Energy — 5.0%

106,900	Antero Resources Corp. *	1,380,079

18,868	Bonanza Creek Energy, Inc. *	810,569

65,900	Centennial Resource Development Inc./DE – Class A *	348,611

47,260	Evolution Petroleum Corp.	174,389

20,531	Geospace Technologies Corp. *	167,533

36,500	Murphy Oil Corp.	791,685

5,554	Plains GP Holdings LP – Class A *	60,594

1,482	REX American Resources Corp. *	142,317

349,392	SM Energy Co.	6,952,901

56,800	W&T Offshore, Inc. *	212,432

182,597	World Fuel Services Corp.	5,611,206

	Total Energy	16,652,316

	Food & Staples Retailing — 0.3%

1,101	Ingles Markets, Inc. – Class A	68,196

36,609	SpartanNash Co.	767,691

	Total Food & Staples Retailing	835,887

	Food, Beverage & Tobacco — 1.1%

3,344	Seneca Foods Corp. – Class A *	154,627

62,959	Universal Corp.	3,528,222

	Total Food, Beverage & Tobacco	3,682,849

	Health Care Equipment & Services — 1.3%

5,000	Cross Country Healthcare, Inc. *	78,250

12,319	FONAR Corp. *	222,974

10,459	LENSAR, Inc. *	86,496

35,017	Meridian Bioscience, Inc. *	726,953

65,184	Owens & Minor, Inc.	2,914,377

1,800	Select Medical Holdings Corp.	72,126

13,714	Triple-S Management Corp. – Class B *	346,964

	Total Health Care Equipment & Services	4,448,140

	Household & Personal Products — 0.1%

29,143	Lifevantage Corp. *	232,270

	Insurance — 1.0%

3,900	American National Group, Inc.	585,078

1,100	First American Financial Corp.	70,741

41,590	Stewart Information Services Corp.	2,509,956

	Total Insurance	3,165,775

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Materials — 2.9%

10,548	AdvanSix, Inc. *	333,949

11,608	American Vanguard Corp.	213,471

2,400	Cabot Corp.	152,592

12,663	Greif, Inc. – Class A	781,434

24,219	Koppers Holdings, Inc. *	839,673

8,814	Materion Corp.	694,984

8,180	Mercer International, Inc.	121,391

16,259	Neenah, Inc.	860,589

76,224	Schweitzer-Mauduit International, Inc.	3,118,324

26,353	Tredegar Corp.	401,620

34,543	Trinseo SA	2,243,222

	Total Materials	9,761,249

	Media & Entertainment — 2.7%

73,051	Cars.com, Inc. *	1,067,275

60,383	DHI Group, Inc. *	193,225

254,789	Liberty TripAdvisor Holdings, Inc. – Class A *	1,212,796

80,544	Sciplay Corp. – Class A *	1,389,384

257,590	TEGNA, Inc.	4,994,670

	Total Media & Entertainment	8,857,350

	Pharmaceuticals, Biotechnology & Life Sciences — 1.8%

75,519	Kezar Life Sciences, Inc. *	431,969

107,320	Prestige Consumer Healthcare, Inc. *	5,352,048

4,800	Supernus Pharmaceuticals, Inc. *	143,280

5,700	Vanda Pharmaceuticals, Inc. *	100,833

	Total Pharmaceuticals, Biotechnology & Life Sciences	6,028,130

	Real Estate — 5.8%

12,700	Cedar Realty Trust, Inc. (REIT)	180,721

14,975	Chatham Lodging Trust (REIT) *	197,221

84,309	CorePoint Lodging, Inc. (REIT) *	884,401

19,081	Five Point Holdings LLC—Class A *	153,030

14,170	Forestar Group, Inc. *	326,052

411,085	GEO Group, Inc. (The) (REIT)	2,133,531

2,600	Marcus & Millichap, Inc. *	102,180

374,614	Newmark Group, Inc. – Class A	4,832,521

271,082	Realogy Holdings Corp. *	4,800,862

60,651	Service Properties Trust (REIT)	761,777

79,289	Summit Hotel Properties, Inc. (REIT) *	761,967

147,613	Sunstone Hotel Investors, Inc. (REIT) *	1,854,019

126,523	Xenia Hotels & Resorts, Inc. (REIT) *	2,455,811

	Total Real Estate	19,444,093

	Retailing — 11.1%

94,800	Abercrombie & Fitch Co. – Class A *	4,047,960

14,531	Asbury Automotive Group, Inc. *	2,881,352

18,920	Cato Corp. (The) – Class A *	292,503

61,671	Core-Mark Holding Co., Inc.	2,828,232

38,887	Genesco, Inc. *	2,138,785

46,294	Group 1 Automotive, Inc.	7,382,967

Shares	Description	Value ($)

	Retailing — continued

63,694	Haverty Furniture Cos, Inc.	2,926,102

49,213	Penske Automotive Group, Inc.	4,212,141

48,548	Shoe Carnival, Inc.	3,277,475

38,800	Signet Jewelers Ltd. *	2,350,504

25,134	Sleep Number Corp. *	2,802,190

2,094	Weyco Group, Inc.	43,095

40,101	Zumiez, Inc. *	1,757,226

	Total Retailing	36,940,532

	Software & Services — 0.5%

738	BM Technologies, Inc. *	9,484

43,234	Sykes Enterprises, Inc. *	1,812,369

	Total Software & Services	1,821,853

	Technology Hardware & Equipment — 9.0%

61,390	ADTRAN, Inc.	1,216,136

7,800	Aviat Networks, Inc. *	288,288

31,300	Avid Technology, Inc. *	966,544

124,313	Avnet, Inc.	5,477,231

47,519	Benchmark Electronics, Inc.	1,470,713

9,642	Cambium Networks Corp. *	556,440

34,861	CTS Corp.	1,333,433

22,552	Insight Enterprises, Inc. *	2,356,233

24,878	Kimball Electronics, Inc. *	556,770

32,609	Methode Electronics, Inc.	1,577,623

4,500	NETGEAR, Inc. *	174,960

8,600	Quantum Corp. *	64,586

146,345	Sanmina Corp. *	6,162,588

5,153	ScanSource, Inc. *	157,321

34,344	Super Micro Computer, Inc. *	1,193,110

112,600	Vishay Intertechnology, Inc.	2,710,282

158,822	Xerox Holdings Corp.	3,724,376

	Total Technology Hardware & Equipment	29,986,634

	Telecommunication Services — 2.3%

41,866	IDT Corp. – Class B *	1,208,253

67,521	Spok Holdings, Inc.	787,970

183,032	Telephone & Data Systems, Inc.	4,707,583

27,052	United States Cellular Corp. *	1,021,213

	Total Telecommunication Services	7,725,019

	TOTAL COMMON STOCKS (COST $258,406,580)	325,203,146

	MUTUAL FUNDS — 1.7%

	Affiliated Issuers — 1.7%

1,091,487	GMO U.S. Treasury Fund	5,501,097

	TOTAL MUTUAL FUNDS (COST $5,501,097)	5,501,097

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	RIGHTS/WARRANTS — 0.0%

	Pharmaceuticals, Biotechnology & Life Sciences — 0.0%

72,700	Achillion Pharmaceuticals, Inc. CVR* (a)	36,350

	TOTAL RIGHTS/WARRANTS (COST $33,442)	36,350

	SHORT-TERM INVESTMENTS — 0.6%

	Money Market Funds — 0.6%

1,875,813	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (b)	1,875,813

	TOTAL SHORT-TERM INVESTMENTS (COST $1,875,813)	1,875,813

	TOTAL INVESTMENTS — 99.9% (Cost $265,816,932)	332,616,406

	Other Assets and Liabilities (net) — 0.1%	487,001

	TOTAL NET ASSETS — 100.0%	$333,103,407

A summary of outstanding financial instruments at May 31, 2021 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
44	E-mini Russell 2000 Index	June 2021	$4,990,920	$34,537

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2021.

Portfolio Abbreviations:

CVR - Contingent Value Right

REIT - Real Estate Investment Trust

Organization

Each of Climate Change Fund, Cyclical Focus Fund, Emerging Domestic Opportunities Fund, Emerging Markets Fund, International Equity Fund, Japan Value Creation Fund, Quality Fund, Resources Fund, Tax-Managed International Equities Fund, U.S. Equity Fund and U.S. Small Cap Value Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2021, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Argentina	$4,420,114	$—	$—	$4,420,114
Australia	—	6,862,618	—	6,862,618
Brazil	—	5,478,675	—	5,478,675
Canada	42,501,736	—	—	42,501,736
China	2,019,600	21,044,238	—	23,063,838
Denmark	—	3,586,639	—	3,586,639
Finland	—	3,742,091	—	3,742,091
France	—	11,930,650	—	11,930,650
Germany	—	3,870,200	—	3,870,200
Italy	—	4,737,126	—	4,737,126
Japan	—	17,078,116	—	17,078,116
Mexico	11,014,469	—	—	11,014,469

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Netherlands	$—	$3,900,400	$—	$3,900,400
Norway	—	6,676,454	—	6,676,454
Pakistan	—	821,013	—	821,013
Philippines	—	507,804	—	507,804
Portugal	—	2,260,349	—	2,260,349
Russia	—	12,747,279	—	12,747,279
South Korea	—	2,162,358	—	2,162,358
Spain	—	9,251,355	—	9,251,355
Switzerland	—	3,004,469	—	3,004,469
Thailand	—	765,326	—	765,326
Ukraine	—	2,833,859	—	2,833,859
United Kingdom	—	8,900,663	—	8,900,663
United States	229,759,993	—	—	229,759,993

TOTAL COMMON STOCKS	289,715,912	132,161,682	—	421,877,594

Preferred Stocks
Chile	4,390,692	—	—	4,390,692

TOTAL PREFERRED STOCKS	4,390,692	—	—	4,390,692

Mutual Funds
United States	27,889,178	—	—	27,889,178

TOTAL MUTUAL FUNDS	27,889,178	—	—	27,889,178

Short-Term Investments	5,565,584	—	—	5,565,584

Total Investments	327,561,366	132,161,682	—	459,723,048

Total	$327,561,366	$132,161,682	$—	$459,723,048

Cyclical Focus Fund
Asset Valuation Inputs
Common Stocks
Canada	$7,366,262	$—	$—	$7,366,262
Finland	—	4,192,412	—	4,192,412
France	—	12,986,008	—	12,986,008
Germany	—	3,076,132	—	3,076,132
Ireland	—	3,887,171	—	3,887,171
Mexico	8,643,950	—	—	8,643,950
Russia	—	6,500,046	—	6,500,046
Spain	—	7,214,193	—	7,214,193
United Kingdom	—	17,376,857	—	17,376,857
United States	71,511,629	—	—	71,511,629

TOTAL COMMON STOCKS	87,521,841	55,232,819	—	142,754,660

Preferred Stocks
Brazil	—	4,780,109	—	4,780,109

TOTAL PREFERRED STOCKS	—	4,780,109	—	4,780,109

Mutual Funds
United States	28,000	—	—	28,000

TOTAL MUTUAL FUNDS	28,000	—	—	28,000

Short-Term Investments	858,506	—	—	858,506

Total Investments	88,408,347	60,012,928	—	148,421,275

Total	$88,408,347	$60,012,928	$—	$148,421,275

Emerging Domestic Opportunities Fund
Asset Valuation Inputs
Common Stocks
Belgium	$2,318,562	$—	$—	$2,318,562
Brazil	3,643,866	37,821,417	—	41,465,283

Description	Level 1	Level 2	Level 3		Total
Emerging Domestic Opportunities Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
China	$70,957,711	$241,205,268	$—		$312,162,979
Greece	—	3,684,583	—		3,684,583
Hong Kong	—	12,420,074	—		12,420,074
Hungary	—	4,078,172	—		4,078,172
India	—	116,639,923	3,315,775		119,955,698
Indonesia	—	393,204	—		393,204
Mexico	19,783,519	—	—		19,783,519
Peru	481,145	—	—		481,145
Philippines	—	3,664,076	—		3,664,076
Poland	—	6,829,134	—		6,829,134
Russia	8,138,570	18,402,284	2,043,849		28,584,703
Saudi Arabia	—	1,664,904	—		1,664,904
Singapore	734,396	—	—		734,396
South Africa	—	13,594,029	—		13,594,029
South Korea	—	110,379,463	—		110,379,463
Switzerland	—	2,365,002	—		2,365,002
Taiwan	—	136,822,296	—		136,822,296
Thailand	—	5,302,908	—		5,302,908
United Arab Emirates	—	4,871,579	—		4,871,579
United States	22,634,913	—	—		22,634,913
Vietnam	—	7,715,353	—		7,715,353

TOTAL COMMON STOCKS	128,692,682	727,853,669	5,359,624		861,905,975

Preferred Stocks
Brazil	—	10,784,417	—		10,784,417

TOTAL PREFERRED STOCKS	—	10,784,417	—		10,784,417

Investment Funds
China	22,195,200	11,613,347	—		33,808,547
Russia	33,795,382	—	—		33,795,382
Saudi Arabia	10,991,608	—	—		10,991,608
South Africa	11,987,722	—	—		11,987,722

TOTAL INVESTMENT FUNDS	78,969,912	11,613,347	—		90,583,259

Debt Obligations
India	—	—	0	§	0	§

TOTAL DEBT OBLIGATIONS	—	—	0	§	0	§

Mutual Funds
United States	19,503,232	—	—		19,503,232

TOTAL MUTUAL FUNDS	19,503,232	—	—		19,503,232

Short-Term Investments	4,513,868	—	—		4,513,868

Total Investments	231,679,694	750,251,433	5,359,624		987,290,751

Total	$231,679,694	$750,251,433	$5,359,624		$987,290,751

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Argentina	$6,884,083	$—	$—		$6,884,083
Brazil	—	24,264,781	—		24,264,781
Chile	—	232,690	—		232,690
China	149,327,798	802,164,210	0	§	951,492,008
Czech Republic	—	7,455,781	—		7,455,781
Egypt	—	1,280,806	—		1,280,806
India	15,408,178	128,211,698	—		143,619,876
Indonesia	—	66,787,122	—		66,787,122
Kuwait	—	63,570,541	—		63,570,541
Malaysia	—	675,172	—		675,172
Mexico	118,039,564	—	—		118,039,564
Pakistan	—	14,986,721	—		14,986,721

Description	Level 1	Level 2	Level 3	Total
Emerging Markets Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Philippines	$—	$9,833,711	$—	$9,833,711
Poland	—	13,128,232	—	13,128,232
Qatar	—	18,477,885	—	18,477,885
Russia	5,594,075	413,033,187	5,975,441	424,602,703
Saudi Arabia	—	1,850,855	—	1,850,855
South Africa	—	23,377,116	—	23,377,116
South Korea	—	134,289,035	—	134,289,035
Sri Lanka	—	627,881	—	627,881
Taiwan	10,399,270	694,989,026	—	705,388,296
Thailand	—	16,201,988	—	16,201,988
Turkey	—	38,526,517	—	38,526,517
United Arab Emirates	—	8,766,419	—	8,766,419
United Kingdom	—	23,176,197	—	23,176,197
Vietnam	—	15,442,644	—	15,442,644

TOTAL COMMON STOCKS	305,652,968	2,521,350,215	5,975,441	2,832,978,624

Preferred Stocks
Brazil	—	79,378	—	79,378
Chile	—	2,236,333	—	2,236,333
Colombia	1,538,169	—	—	1,538,169
Russia	—	63,143,765	—	63,143,765
South Korea	—	38,595,619	—	38,595,619
Taiwan	—	2,406,288	—	2,406,288

TOTAL PREFERRED STOCKS	1,538,169	106,461,383	—	107,999,552

Investment Funds
United States	41,152,976	—	—	41,152,976

TOTAL INVESTMENT FUNDS	41,152,976	—	—	41,152,976

Debt Obligations
United States	15,515,133	—	—	15,515,133

TOTAL DEBT OBLIGATIONS	15,515,133	—	—	15,515,133

Short-Term Investments	17,860,168	—	—	17,860,168

Total Investments	381,719,414	2,627,811,598	5,975,441	3,015,506,453

Derivatives^
Futures Contracts
Equity Risk	5,673,469	—	—	5,673,469
Swap Contracts
Equity Risk	—	2,098,934	—	2,098,934

Total	$387,392,883	$2,629,910,532	$5,975,441	$3,023,278,856

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$—	$(537,759)	$—	$(537,759)

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$105,847,365	$—	$105,847,365
Belgium	—	23,242,341	—	23,242,341
Denmark	—	1,191,897	—	1,191,897
Finland	—	9,432,342	—	9,432,342
France	—	204,133,581	—	204,133,581
Germany	—	158,379,364	—	158,379,364
Hong Kong	—	58,506,960	—	58,506,960
Ireland	15,514,361	10,481,891	—	25,996,252
Italy	—	77,547,434	—	77,547,434
Japan	—	469,501,037	—	469,501,037

Description	Level 1	Level 2	Level 3		Total
International Equity Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Malta	$—	$—	$0	§	$0	§
Netherlands	—	191,308,522	—		191,308,522
Norway	—	45,192,127	—		45,192,127
Portugal	—	67,674,677	—		67,674,677
Singapore	—	93,997,151	—		93,997,151
Spain	—	130,136,050	—		130,136,050
Sweden	—	12,967,103	—		12,967,103
Switzerland	—	123,843,512	—		123,843,512
United Kingdom	24,744,292	372,982,806	—		397,727,098

TOTAL COMMON STOCKS	40,258,653	2,156,366,160	0	§	2,196,624,813

Preferred Stocks
Germany	—	34,564,236	—		34,564,236

TOTAL PREFERRED STOCKS	—	34,564,236	—		34,564,236

Short-Term Investments	83,707,602	—	—		83,707,602

Total Investments	123,966,255	2,190,930,396	0	§	2,314,896,651

Derivatives^
Futures Contracts
Equity Risk	412,634	—	—		412,634

Total	$124,378,889	$2,190,930,396	$0	§	$2,315,309,285

Japan Value Creation Fund
Asset Valuation Inputs
Common Stocks	$—	$160,515,355	$—		$160,515,355
Short-Term Investments	4,026,539	—	—		4,026,539

Total Investments	4,026,539	160,515,355	—		164,541,894

Total	$4,026,539	$160,515,355	$—		$164,541,894

Quality Fund
Asset Valuation Inputs
Common Stocks
France	$—	$291,711,226	$—		$291,711,226
Germany	—	252,255,564	—		252,255,564
Switzerland	—	265,862,480	—		265,862,480
Taiwan	—	281,512,926	—		281,512,926
United Kingdom	—	365,260,490	—		365,260,490
United States	6,691,613,115	—	—		6,691,613,115

TOTAL COMMON STOCKS	6,691,613,115	1,456,602,686	—		8,148,215,801

Mutual Funds
United States	9,830,961	—	—		9,830,961

TOTAL MUTUAL FUNDS	9,830,961	—	—		9,830,961

Short-Term Investments	174,297,590	—	—		174,297,590

Total Investments	6,875,741,666	1,456,602,686	—		8,332,344,352

Total	$6,875,741,666	$1,456,602,686	$—		$8,332,344,352

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$13,617,605	$—	$—		$13,617,605
Australia	—	63,420,408	—		63,420,408
Austria	—	13,769,686	—		13,769,686
Brazil	—	44,345,769	—		44,345,769
Canada	91,253,844	—	—		91,253,844
China	—	44,269,952	—		44,269,952
Denmark	—	5,799,679	—		5,799,679

Description	Level 1	Level 2	Level 3		Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Finland	$—	$7,464,986	$—		$7,464,986
France	—	23,410,049	—		23,410,049
Hungary	—	10,374,069	—		10,374,069
India	—	39,830,998	—		39,830,998
Israel	—	7,341,955	—		7,341,955
Italy	—	1,673,297	—		1,673,297
Japan	—	20,749,761	—		20,749,761
Mexico	33,269,645	—	—		33,269,645
Norway	—	31,152,583	—		31,152,583
Pakistan	—	6,000,009	—		6,000,009
Poland	—	10,758,742	—		10,758,742
Russia	—	94,773,419	—		94,773,419
Singapore	—	—	0	§	0	§
South Africa	—	9,357,708	—		9,357,708
South Korea	—	5,417,840	—		5,417,840
Spain	—	10,947,179	—		10,947,179
Switzerland	—	5,618,678	—		5,618,678
Turkey	—	3,381,704	—		3,381,704
Ukraine	—	6,319,883	—		6,319,883
United Kingdom	—	167,425,142	—		167,425,142
United States	378,622,851	—	—		378,622,851

TOTAL COMMON STOCKS	516,763,945	633,603,496	0	§	1,150,367,441

Preferred Stocks
Brazil	—	76,043,480	—		76,043,480
Chile	13,179,926	—	—		13,179,926
Russia	—	23,435,204	—		23,435,204

TOTAL PREFERRED STOCKS	13,179,926	99,478,684	—		112,658,610

Rights/Warrants
Singapore	—	—	0	§	0	§

TOTAL RIGHTS/WARRANTS	—	—	0	§	0	§

Short-Term Investments	53,315,394	—	—		53,315,394

Total Investments	583,259,265	733,082,180	0	§	1,316,341,445

Total	$583,259,265	$733,082,180	$0	§	$1,316,341,445

Tax-Managed International Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,892,000	$—		$1,892,000
Belgium	—	387,775	—		387,775
Brazil	—	124,130	—		124,130
China	—	1,008,712	—		1,008,712
Denmark	—	51,646	—		51,646
Finland	—	149,814	—		149,814
France	—	3,344,049	—		3,344,049
Germany	—	2,474,644	—		2,474,644
Hong Kong	—	683,305	—		683,305
Hungary	—	75,734	—		75,734
India	—	222,092	—		222,092
Ireland	107,264	375,585	—		482,849
Italy	—	1,134,768	—		1,134,768
Japan	—	8,661,036	—		8,661,036
Malta	—	—	0	§	0	§
Mexico	54,648	—	—		54,648
Netherlands	—	3,289,984	—		3,289,984
Norway	—	603,299	—		603,299
Poland	—	60,461	—		60,461
Portugal	—	1,136,711	—		1,136,711

Description	Level 1	Level 2	Level 3		Total
Tax-Managed International Equities Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Russia	$—	$628,094	$—		$628,094
Singapore	—	1,661,169	—		1,661,169
South Africa	—	43,852	—		43,852
South Korea	—	980,767	—		980,767
Spain	—	2,197,563	—		2,197,563
Sweden	—	275,410	—		275,410
Switzerland	—	2,233,244	—		2,233,244
Taiwan	—	385,509	—		385,509
Thailand	—	25,642	—		25,642
Turkey	—	298,378	—		298,378
United Kingdom	1,512,900	5,041,339	—		6,554,239

TOTAL COMMON STOCKS	1,674,812	39,446,712	0	§	41,121,524

Preferred Stocks
Germany	—	808,844	—		808,844
Russia	—	27,260	—		27,260

TOTAL PREFERRED STOCKS	—	836,104	—		836,104

Mutual Funds
United States	875,165	—	—		875,165

TOTAL MUTUAL FUNDS	875,165	—	—		875,165

Short-Term Investments	341,186	—	—		341,186

Total Investments	2,891,163	40,282,816	0	§	43,173,979

Derivatives^
Futures Contracts
Equity Risk	21,562	—	—		21,562

Total	$2,912,725	$40,282,816	$0	§	$43,195,541

U.S. Equity Fund
Asset Valuation Inputs
Common Stocks	$341,746,145	$—	$—		$341,746,145
Mutual Funds	2,750,296	—	—		2,750,296
Short-Term Investments	296,099	—	—		296,099

Total Investments	344,792,540	—	—		344,792,540

Derivatives^
Futures Contracts
Equity Risk	73,952	—	—		73,952

Total	$344,866,492	$—	$—		$344,866,492

U.S. Small Cap Value Fund
Asset Valuation Inputs
Common Stocks	$325,203,146	$—	$—		$325,203,146
Mutual Funds	5,501,097	—	—		5,501,097
Rights/Warrants	—	—	36,350		36,350
Short-Term Investments	1,875,813	—	—		1,875,813

Total Investments	332,580,056	—	36,350		332,616,406

Derivatives^
Futures Contracts
Equity Risk	34,537	—	—		34,537

Total	$332,614,593	$—	$36,350		$332,650,943

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options and fully funded total return swaps, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at May 31, 2021.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Emerging Domestic Opportunities Fund’s Level 3 holdings includes one common stock that was purchased prior to the initial public offering (“IPO”) that is restricted from trading until March 22, 2022 and is being valued based on the post-IPO shares trading in the market. Emerging Domestic Opportunities Fund and Emerging Markets Fund holdings also include a common stock of 144A shares that is thinly traded and is being priced off the Reg S shares of the same security. Other than described above, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at May 31, 2021.

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2021	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3		Balances as of May 31, 2021		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2021
Emerging Domestic Opportunities Fund
Common Stocks
India	$265,151	$1,924,110	$—	$—	$—	$2,313,422	$—	$(1,186,908	)‡	$3,315,775		$1,391,665
Russia	—	2,445,095	—	—	—	(401,246)	—	—		2,043,849		(401,246)
Debt Obligations
India	—	10,175	—	—	—	(10,175)	—	—		0	§	—

Total Investments	$265,151	$4,379,380	$—	$—	$—	$1,902,001	$—	$(1,186,908)		$5,359,624		$990,419

Emerging Markets Fund
Common Stocks
Russia	$—	$7,148,534	$—	$—	$—	$(1,173,093)	$—	$—		$5,975,441		$(1,173,093)

Total Investments	$—	$7,148,534	$—	$—	$—	$(1,173,093)	$—	$—		$5,975,441		$(1,173,093)

‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.
§	Represents the interest in securities that were determined to have a value of zero at May 31, 2021.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended May 31, 2021 for Funds with material Level 3 investments.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Domestic Opportunities Fund
Common Stock	2,043,849	Fair Value	Price of comparable equity	(N/A)
Emerging Markets Fund
Common Stock	—	Fair Value	Price of comparable equity	(N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of May 31, 2021, the value of these securities and/or derivatives for Emerging Domestic Opportunities Fund and Emerging Markets Fund was $3,315,775 and $5,975,441, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended May 31, 2021 is set forth below:

Affiliate	Value, beginning of period		Purchases	Sales Proceeds	Dividend Income*		Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Climate Change Fund
GMO U.S. Treasury Fund	$18,563,731		$88,764,993	$79,439,546	$1,491	**	$—	$—	$27,889,178

Cyclical Focus Fund
GMO U.S. Treasury Fund	$528,000		$—	$500,000	$6		$—	$—	$28,000

Emerging Domestic Opportunities Fund
GMO U.S. Treasury Fund	$—		$45,503,232	$26,000,000	$3,056		$—	$—	$19,503,232

Emerging Markets Fund
Anilana Hotels & Properties Ltd	$678,007		$—	$—	$—		$—	$(50,126)	$627,881
Gayatri Projects Ltd	6,296,399		—	—	—		—	(873,836)	5,422,563

Totals	$6,974,406		$—	$—	$—		$—	$(923,962)	$6,050,444

Quality Fund
GMO U.S. Treasury Fund	$9,830,961		$—	$—	$1,561		$—	$—	$9,830,961

Resources Fund
Kosmos Energy Ltd.	$—	#	$14,593,376	$—	$—		$—	$28,943,138	$70,735,284

Tax-Managed International Equities Fund
GMO U.S. Treasury Fund	$5,165		$1,000,000	$130,000	$123		$—	$—	$875,165

U.S. Equity Fund
GMO U.S. Treasury Fund	$2,850,296		$9,000,000	$9,100,000	$567		$—	$—	$2,750,296

U.S. Small Cap Value Fund
GMO U.S. Treasury Fund	$101,097		$9,600,000	$4,200,000	$460		$—	$—	$5,501,097

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2021 through May 31, 2021. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2022.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $62,725 in Climate Change Fund during the period.

#	Security was not an affiliate at the beginning of the period.

Subsequent events

Effective June 30, 2021, the name of GMO Cyclical Focus Fund was changed to GMO Quality Cyclicals Fund.

* * *

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 97.3%

	U.S. Government — 97.3%

35,300,000	U.S. Treasury Note, 1.25%, due 04/30/28	35,288,969

41,000,000	U.S. Treasury Note, 1.13%, due 02/15/31	39,251,093

	Total U.S. Government	74,540,062

	TOTAL DEBT OBLIGATIONS (COST $74,305,504)	74,540,062

	MUTUAL FUNDS — 2.2%

	United States — 2.2%

	Affiliated Issuers — 2.2%

327,619	GMO U.S. Treasury Fund	1,651,202

	TOTAL MUTUAL FUNDS (COST $1,651,202)	1,651,202

	SHORT-TERM INVESTMENTS — 0.5%

	Money Market Funds — 0.5%

401,706	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01%(a)	401,706

	TOTAL SHORT-TERM INVESTMENTS (COST $401,706)	401,706

	TOTAL INVESTMENTS — 100.0% (Cost $76,358,412)	76,592,970

	Other Assets and Liabilities (net) — 0.00%	22,801

	TOTAL NET ASSETS — 100.0%	$76,615,771

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2021.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 93.8%

		Albania — 1.0%

		Foreign Government Obligations

	49,649,849	Republic of Albania Par Bond, Zero Coupon, due 08/31/25(a)(b)	45,630,216

		Angola — 0.3%

		Foreign Government Obligations

	7,900,000	Angolan Government International Bond, Reg S, 9.38%, due 05/08/48	8,175,513

	5,500,000	Angolan Government International Bond, Reg S, 9.13%, due 11/26/49	5,597,281

		Total Angola	13,772,794

		Argentina — 2.9%

		Foreign Government Obligations

	11,490,713	Republic of Argentina, 1.00%, due 07/09/29	4,432,417

	23,333,493	Republic of Argentina, Step Up, 0.13%, due 07/09/30	8,586,725

JPY	407,485,276	Republic of Argentina, Variable Rate, 4.33%, due 12/31/33(c)	875,433

	56,547,942	Republic of Argentina, Step Up, 0.13%, due 07/09/35	18,600,739

	72,008,994	Republic of Argentina, Step Up, 0.13%, due 01/09/38	27,794,375

JPY	334,073,000	Republic of Argentina, 0.67%, due 12/31/38(c)	577,902

EUR	142,761,240	Republic of Argentina, Step Up, 0.13%, due 07/09/41	53,248,411

	34,047,000	Republic of Argentina, Step Up, 0.13%, due 07/09/46	11,348,291

		Total Argentina	125,464,293

		Armenia — 0.6%

		Corporate Debt — 0.4%

	20,000,000	Ardshinbank CJSC Via Dilijan Finance BV, Reg S, 6.50%, due 01/28/25	19,816,250

		Foreign Government Obligations — 0.2%

	7,900,000	Republic of Armenia, 144A, 3.60%, due 02/02/31	7,294,169

		Total Armenia	27,110,419

		Azerbaijan — 1.2%

		Foreign Government Agency — 0.7%

	11,388,000	International Bank of Azerbaijan OJSC, Reg S, 3.50%, due 09/01/24	11,327,501

	18,950,000	Petkim Petrokimya Holding AS, Reg S, 5.88%, due 01/26/23	19,382,297

			30,709,798

Par Value†		Description	Value ($)

		Azerbaijan — continued

		Foreign Government Obligations — 0.5%

	20,300,000	Republic of Azerbaijan International Bond, Reg S, 5.13%, due 09/01/29	22,577,406

		Total Azerbaijan	53,287,204

		Bahamas — 0.8%

		Foreign Government Obligations

	14,069,000	Bahamas Government International Bond, Reg S, 6.00%, due 11/21/28	14,284,432

	2,593,000	Bahamas Government International Bond, Reg S, 6.95%, due 11/20/29	2,721,516

	14,600,000	Bahamas Government International Bond, 144A, 8.95%, due 10/15/32	16,612,062

		Total Bahamas	33,618,010

		Bahrain — 1.6%

		Foreign Government Obligations

	65,290,000	Bahrain Government International Bond, Reg S, 7.50%, due 09/20/47	68,954,401

		Barbados — 0.4%

		Foreign Government Obligations

	12,900,000	Barbados Government International Bond, Reg S, 6.50%, due 10/01/29	13,003,200

	4,600,000	Barbados Government International Bond, 144A, 6.50%, due 10/01/29	4,636,800

		Total Barbados	17,640,000

		Belarus — 0.3%

		Foreign Government Agency — 0.2%

	8,304,000	Development Bank of the Republic of Belarus JSC, Reg S, 6.75%, due 05/02/24	7,774,101

		Foreign Government Obligations — 0.1%

	3,800,000	Republic of Belarus International Bond, Reg S, 6.20%, due 02/28/30	3,430,213

		Total Belarus	11,204,314

		Belize — 0.5%

		Foreign Government Obligations

	54,146,082	Republic of Belize, Reg S, Step Up, 4.94%, due 02/20/34	21,421,544

		Benin — 0.1%

		Foreign Government Obligations

EUR	3,000,000	Benin Government International Bond, 144A, 6.88%, due 01/19/52	3,792,108

		Bermuda — 0.2%

		Foreign Government Obligations

	6,990,000	Bermuda Government International Bond, Reg S, 4.75%, due 02/15/29	8,096,604

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Par Value†		Description	Value ($)

		Bolivia — 0.2%

		Foreign Government Obligations

	9,200,000	Bolivia Government International Bond, Reg S, 4.50%, due 03/20/28(d)	8,212,725

		Bosnia & Herzegovina — 0.3%

		Foreign Government Obligations

EUR	9,600,000	Republic of Srpska Treasury Bond, 144A, 4.75%, due 04/27/26	11,697,937

		Brazil — 2.3%

		Corporate Debt — 0.6%

	24,452,909	MV24 Capital BV, Reg S, 6.75%, due 06/01/34	26,225,745

		Foreign Government Agency — 1.3%

	50,039,000	Petrobras Global Finance BV, 6.85%, due 06/05/15	55,981,131

		Foreign Government Obligations — 0.4%

	19,800,000	Republic of Brazil, 4.75%, due 01/14/50	19,036,462

		Total Brazil	101,243,338

		Chile — 1.9%

		Corporate Debt — 0.6%

	20,411,000	Empresa Nacional de Electricidad SA, 8.13%, due 02/01/97(a)	25,458,640

		Foreign Government Agency — 1.2%

	17,300,000	Empresa de Transporte de Pasajeros Metro SA, Reg S, 4.70%, due 05/07/50	19,435,339

	8,100,000	Empresa Nacional del Petroleo, Reg S, 5.25%, due 11/06/29	8,862,413

	23,750,000	Empresa Nacional del Petroleo, Reg S, 4.50%, due 09/14/47	23,093,906

			51,391,658

		Foreign Government Obligations — 0.1%

	7,500,000	Chile Government International Bond, 3.10%, due 05/07/41	7,338,750

		Total Chile	84,189,048

		China — 0.5%

		Foreign Government Agency

	14,200,000	Lamar Funding Ltd., Reg S, 3.96%, due 05/07/25	14,331,350

	7,300,000	Oryx Funding Ltd., 144A, 5.80%, due 02/03/31	7,704,566

		Total China	22,035,916

		Colombia — 2.1%

		Foreign Government Agency — 1.3%

	37,811,000	Ecopetrol SA, 7.38%, due 09/18/43	45,380,289

	2,800,000	Ecopetrol SA, 5.88%, due 05/28/45	2,891,000

Par Value†		Description	Value ($)

		Colombia — continued

		Foreign Government Agency — continued

COP	30,200,000,000	Empresas Publicas de Medellin ESP, Reg S, 8.38%, due 11/08/27	8,017,294

			56,288,583

		Foreign Government Obligations — 0.8%

	1,392,000	Colombia Government International Bond, 8.38%, due 02/15/27	1,686,283

	3,800,000	Colombia Government International Bond, 11.85%, due 03/09/28(c)	5,928,000

	5,000,000	Colombia Government International Bond, 6.13%, due 01/18/41	5,800,000

	15,000,000	Colombia Government International Bond, 4.13%, due 02/22/42	14,242,500

	7,900,000	Colombia Government International Bond, 3.88%, due 02/15/61	6,755,982

			34,412,765

		Total Colombia	90,701,348

		Congo Republic (Brazzaville) — 1.1%

		Foreign Government Obligations

	63,057,932	Republic of Congo, Reg S, Step Up, 6.00%, due 06/30/29(c)	47,127,922

		Costa Rica — 1.2%

		Foreign Government Agency — 0.1%

	3,798,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	3,259,871

		Foreign Government Obligations — 1.1%

	10,200,000	Costa Rica Government International Bond, Reg S, 9.20%, due 08/26/26	11,758,687

	34,731,000	Costa Rica Government International Bond, Reg S, 7.16%, due 03/12/45	36,539,183

			48,297,870

		Total Costa Rica	51,557,741

		Czech Republic — 0.1%

		Foreign Government Agency

	5,458,000	CEZ AS, Reg S, 5.63%, due 04/03/42	6,453,857

		Dominican Republic — 2.9%

		Asset-Backed Securities — 0.2%

	8,657,828	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 04/15/24	8,920,269

		Foreign Government Obligations — 2.7%

	16,587,000	Dominican Republic International Bond, Reg S, 8.63%, due 04/20/27	20,389,570

DOP	1,500,000,000	Dominican Republic International Bond, 144A, 10.38%, due 01/11/30	29,781,784

	9,100,000	Dominican Republic International Bond, 144A, 5.30%, due 01/21/41	9,118,769

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Par Value†	Description	Value ($)

	Dominican Republic — continued

	Foreign Government Obligations — continued

56,000,000	Dominican Republic International Bond, 144A, 5.88%, due 01/30/60	55,090,000

3,700,000	Dominican Republic International Bond, Reg S, 5.88%, due 01/30/60	3,639,875

		118,019,998

	Total Dominican Republic	126,940,267

	Ecuador — 3.3%

	Foreign Government Obligations

1,000,000	Ecuador Government International Bond, 5.00%, due 02/28/25(c)	900,000

8,246,892	Ecuador Government International Bond, Zero Coupon, 144A, due 07/31/30	4,641,454

25,676,250	Ecuador Government International Bond, 144A, 0.50%, due 07/31/30	22,209,956

112,987,125	Ecuador Government International Bond, 144A, 0.50%, due 07/31/35	78,949,754

36,603,750	Ecuador Government International Bond, 144A, 0.50%, due 07/31/40	23,163,311

19,150,729	Ecuador Social Bond Sarl, Zero Coupon, 144A, due 01/30/35	15,613,828

	Total Ecuador	145,478,303

	Egypt — 2.5%

	Foreign Government Obligations

26,800,000	Egypt Government International Bond, Reg S, 7.90%, due 02/21/48	27,106,525

23,500,000	Egypt Government International Bond, Reg S, 8.70%, due 03/01/49	25,266,906

16,400,000	Egypt Government International Bond, 144A, 8.88%, due 05/29/50	18,002,075

21,964,000	Egypt Government International Bond, Reg S, 8.15%, due 11/20/59	22,352,488

15,200,000	Egypt Government International Bond, 144A, 7.50%, due 02/16/61	14,530,250

	Total Egypt	107,258,244

	El Salvador — 0.7%

	Foreign Government Obligations

9,775,000	El Salvador Government International Bond, Reg S, 7.65%, due 06/15/35	9,799,437

22,100,000	El Salvador Government International Bond, 144A, 7.12%, due 01/20/50	20,801,625

	Total El Salvador	30,601,062

	Ethiopia — 0.1%

	Foreign Government Obligations

4,090,000	Ethiopia International Bond, Reg S, 6.63%, due 12/11/24	3,773,792

Par Value†	Description	Value ($)

	Gabon — 0.6%

	Foreign Government Obligations

24,600,000	Gabonese Republic, 144A, 6.63%, due 02/06/31	24,550,800

	Ghana — 1.0%

	Foreign Government Agency — 0.3%

11,986,441	Saderea, Ltd., Reg S, 12.50%, due 11/30/26	12,945,356

	Foreign Government Obligations — 0.7%

13,000,000	Republic of Ghana, Reg S, 8.95%, due 03/26/51	12,937,438

18,000,000	Republic of Ghana, 144A, 8.75%, due 03/11/61	17,452,125

		30,389,563

	Total Ghana	43,334,919

	Grenada — 0.2%

	Foreign Government Obligations

10,351,103	Grenada Government International Bond, Reg S, 7.00%, due 05/12/30	7,659,816

	Guatemala — 0.4%

	Foreign Government Obligations

1,965,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	2,789,686

13,500,000	Republic of Guatemala, 144A, 6.13%, due 06/01/50	16,210,969

	Total Guatemala	19,000,655

	Honduras — 0.4%

	Foreign Government Obligations

16,100,000	Honduras Government International Bond, 144A, 5.63%, due 06/24/30	16,897,956

	India — 1.4%

	Corporate Debt

7,900,000	Cliffton Ltd., 144A, 6.25%, due 10/25/25	7,843,219

29,700,000	Delhi International Airport Ltd., Reg S, 6.45%, due 06/04/29	29,881,912

1,000,000	GMR Hyderabad International Airport Ltd., 144A, 4.75%, due 02/02/26	1,005,813

21,140,000	GMR Hyderabad International Airport Ltd., Reg S, 4.25%, due 10/27/27	20,285,151

	Total India	59,016,095

	Indonesia — 4.0%

	Foreign Government Agency — 3.1%

9,200,000	Hutama Karya Persero PT, Reg S, 3.75%, due 05/11/30	9,733,600

3,700,000	Indonesia Asahan Aluminium Persero PT, 144A, 5.45%, due 05/15/30	4,266,100

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Par Value†		Description	Value ($)

		Indonesia — continued

		Foreign Government Agency — continued

	17,200,000	Indonesia Asahan Aluminium Persero PT, 144A, 5.80%, due 05/15/50	20,019,725

	13,300,000	Pertamina Persero PT, Reg S, 6.50%, due 05/27/41	16,872,712

	8,100,000	Pertamina Persero PT, Reg S, 5.63%, due 05/20/43	9,311,456

	8,200,000	Pertamina Persero PT, Reg S, 4.15%, due 02/25/60	8,006,788

	4,100,000	Perusahaan Listrik Negara PT, Reg S, 6.15%, due 05/21/48	5,050,175

	14,200,000	Perusahaan Listrik Negara PT, Reg S, 6.25%, due 01/25/49	17,610,662

	5,300,000	Perusahaan Penerbit SBSN Indonesia III, 144A, 3.80%, due 06/23/50	5,392,088

	42,900,000	Saka Energi Indonesia PT, Reg S, 4.45%, due 05/05/24	38,269,481

			134,532,787

		Foreign Government Obligations — 0.9%

	23,091,000	Indonesia Government International Bond, Reg S, 6.63%, due 02/17/37	31,169,964

	7,900,000	Indonesia Government International Bond, Reg S, 5.25%, due 01/08/47	9,799,950

			40,969,914

		Total Indonesia	175,502,701

		Israel — 0.4%

		Foreign Government Agency

	12,323,000	Israel Electric Corp., Ltd., Reg S, 8.10%, due 12/15/96	17,868,350

		Ivory Coast — 0.9%

		Foreign Government Obligations

EUR	29,000,000	Ivory Coast Government International Bond, Reg S, 6.63%, due 03/22/48	37,293,593

		Jamaica — 0.8%

		Corporate Debt — 0.1%

	6,214,730	TransJamaican Highway Ltd., Reg S, 5.75%, due 10/10/36	6,183,657

		Foreign Government Agency — 0.3%

	11,400,000	National Road Operating & Construction Co., Ltd., Reg S, 9.38%, due 11/10/24(c)	13,110,000

		Foreign Government Obligations — 0.4%

	11,375,000	Jamaica Government International Bond, 7.88%, due 07/28/45	15,750,820

		Total Jamaica	35,044,477

		Jordan — 1.1%

		Foreign Government Obligations

	47,395,000	Jordan Government International Bond, Reg S, 7.38%, due 10/10/47	50,040,233

Par Value†	Description	Value ($)

	Kazakhstan — 1.0%

	Foreign Government Agency

9,000,000	Kazakhstan Temir Zholy Finance BV, Reg S, 6.95%, due 07/10/42	12,120,750

3,800,000	KazMunayGas National Co JSC, Reg S, 5.75%, due 04/19/47	4,672,812

19,900,000	KazMunayGas National Co JSC, Reg S, 6.38%, due 10/24/48	26,084,920

	Total Kazakhstan	42,878,482

	Kenya — 0.8%

	Foreign Government Obligations

30,400,000	Kenya Government International Bond, Reg S, 8.25%, due 02/28/48	33,588,200

	Kuwait — 0.4%

	Corporate Debt

4,100,000	Equate Petrochemical BV, 144A, 2.63%, due 04/28/28	4,119,219

9,200,000	MEGlobal Canada ULC, 144A, 5.88%, due 05/18/30	11,306,225

	Total Kuwait	15,425,444

	Lebanon — 0.4%

	Foreign Government Obligations

15,000,000	Lebanon Government International Bond, Reg S, 6.85%, due 03/23/27(e)	1,957,500

53,605,000	Lebanon Government International Bond, Reg S, 7.15%, due 11/20/31(e)	6,727,427

18,800,000	Lebanon Government International Bond, 8.20%, due 05/17/33(e)	2,371,150

49,614,000	Lebanon Government International Bond, 8.25%, due 05/17/34(e)	6,226,557

	Total Lebanon	17,282,634

	Malaysia — 0.7%

	Foreign Government Agency

16,700,000	1MDB Global Investments Ltd., Reg S, 4.40%, due 03/09/23	16,828,381

11,700,000	Petronas Capital Ltd., 144A, 4.80%, due 04/21/60	14,970,881

	Total Malaysia	31,799,262

	Mexico — 6.0%

	Foreign Government Agency — 4.0%

27,884,000	Petroleos Mexicanos, 6.35%, due 02/12/48	23,488,785

6,400,000	Petroleos Mexicanos, Reg S, 6.63%, due 09/29/49	5,472,000

131,800,000	Petroleos Mexicanos, 7.69%, due 01/23/50	126,923,400

22,986,000	Petroleos Mexicanos, 6.95%, due 01/28/60	20,193,201

		176,077,386

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Par Value†		Description	Value ($)

		Mexico — continued

		Foreign Government Obligations — 2.0%

GBP	56,796,000	United Mexican States, 5.63%, due 03/19/2114	86,042,699

		Total Mexico	262,120,085

		Mongolia — 0.1%

		Foreign Government Obligations

	2,400,000	Mongolia Government International Bond, 144A, 5.13%, due 04/07/26	2,562,000

		Montenegro — 0.2%

		Foreign Government Obligations

EUR	9,100,000	Montenegro Government International Bond, 144A, 2.88%, due 12/16/27	10,236,976

		Morocco — 0.4%

		Foreign Government Agency

	14,500,000	Office Cherifien des Phosphates SA, Reg S, 6.88%, due 04/25/44	17,697,250

		Mozambique — 0.2%

		Foreign Government Obligations

	9,276,000	Mozambique International Bond, Reg S, Step Up, 5.00%, due 09/15/31	7,532,692

		Nigeria — 0.8%

		Foreign Government Obligations

	10,700,000	Nigeria Government International Bond, Reg S, 7.70%, due 02/23/38	11,043,069

	15,550,000	Nigeria Government International Bond, Reg S, 7.63%, due 11/28/47	15,669,540

	7,600,000	Nigeria Government International Bond, Reg S, 9.25%, due 01/21/49	8,734,300

		Total Nigeria	35,446,909

		Oman — 2.3%

		Foreign Government Obligations

	10,000,000	Oman Government International Bond, Reg S, 6.50%, due 03/08/47	9,561,250

	91,900,000	Oman Government International Bond, Reg S, 6.75%, due 01/17/48	89,533,575

		Total Oman	99,094,825

		Pakistan — 0.3%

		Foreign Government Obligations

	14,762,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	15,212,241

		Panama — 1.7%

		Foreign Government Agency — 0.6%

	24,261,588	Aeropuerto Internacional de Tocumen SA, Reg S, 6.00%, due 11/18/48	26,081,207

Par Value†	Description	Value ($)

	Panama — continued

	Foreign Government Obligations — 1.1%

12,651,000	Panama Government International Bond, 8.13%, due 04/28/34	17,928,839

9,000,000	Panama Government International Bond, 4.30%, due 04/29/53	9,716,062

16,800,000	Panama Government International Bond, 4.50%, due 04/01/56	18,582,900

		46,227,801

	Total Panama	72,309,008

	Papua New Guinea — 0.0%

	Foreign Government Obligations

1,400,000	Papua New Guinea Government International Bond, Reg S, 8.38%, due 10/04/28	1,345,904

	Peru — 1.6%

	Foreign Government Agency — 1.1%

11,300,000	Petroleos del Peru SA, 144A, 5.63%, due 06/19/47	11,596,625

37,295,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	38,273,994

		49,870,619

	Foreign Government Obligations — 0.5%

26,700,000	Peruvian Government International Bond, 3.23%, due 07/28/2121	22,107,600

	Total Peru	71,978,219

	Philippines — 1.5%

	Foreign Government Agency

4,700,000	Bangko Sentral ng Pilipinas Bond, 8.60%, due 06/15/97(c)	8,695,000

40,012,000	National Power Corp., Global Bond, 9.63%, due 05/15/28	58,700,105

	Total Philippines	67,395,105

	Qatar — 1.8%

	Foreign Government Agency — 0.4%

13,378,000	QNB Finansbank AS, Reg S, 6.88%, due 09/07/24	14,316,968

	Foreign Government Obligations — 1.4%

12,000,000	Qatar Government International Bond, 144A, 3.75%, due 04/16/30	13,611,000

2,500,000	Qatar Government International Bond, Reg S, 5.10%, due 04/23/48	3,245,000

38,200,000	Qatar Government International Bond, 144A, 4.40%, due 04/16/50	45,362,500

		62,218,500

	Total Qatar	76,535,468

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Par Value†		Description	Value ($)

		Republic of North Macedonia — 0.2%

		Foreign Government Obligations

EUR	7,800,000	North Macedonia Government International Bond, 144A, 1.63%, due 03/10/28	9,190,688

		Romania — 0.6%

		Foreign Government Obligations

EUR	7,100,000	Romanian Government International Bond, Reg S, 4.63%, due 04/03/49	10,845,885

EUR	10,900,000	Romanian Government International Bond, 144A, 3.38%, due 01/28/50	14,018,909

		Total Romania	24,864,794

		Russia — 2.5%

		Foreign Government Agency — 0.6%

	21,870,000	GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27	22,847,316

	5,200,000	GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28	5,445,375

			28,292,691

		Foreign Government Obligations — 1.9%

	34,000,000	Russian Foreign Bond, 144A, 5.10%, due 03/28/35	40,232,625

	3,800,000	Russian Foreign Bond, Reg S, 5.10%, due 03/28/35	4,496,587

	4,400,000	Russian Foreign Bond, Reg S, 5.88%, due 09/16/43	5,781,325

	24,800,000	Russian Foreign Bond, Reg S, 5.25%, due 06/23/47	30,826,400

			81,336,937

		Total Russia	109,629,628

		Saudi Arabia — 2.9%

		Corporate Debt — 0.7%

	26,550,000	ACWA Power Management And Investments One Ltd., Reg S, 5.95%, due 12/15/39	31,461,750

			31,461,750

		Foreign Government Agency — 0.5%

	21,400,000	Saudi Arabian Oil Co., 144A, 3.50%, due 11/24/70	19,902,000

			19,902,000

		Foreign Government Obligations — 1.7%

	10,600,000	Saudi Government International Bond, Reg S, 3.75%, due 01/21/55	10,813,988

	67,500,000	Saudi Government International Bond, 144A, 3.45%, due 02/02/61	64,863,281

			75,677,269

		Total Saudi Arabia	127,041,019

Par Value†		Description	Value ($)

		Senegal — 0.2%

		Foreign Government Obligations

	8,800,000	Senegal Government International Bond, Reg S, 6.75%, due 03/13/48	8,955,650

		South Africa — 3.7%

		Foreign Government Agency — 0.8%

	13,600,000	Eskom Holdings SOC, Ltd., Reg S, 7.13%, due 02/11/25	14,407,500

	13,600,000	Eskom Holdings SOC, Ltd., Reg S, 8.45%, due 08/10/28	15,328,050

ZAR	191,150,000	Eskom Holdings SOC, Ltd., Zero Coupon, due 12/31/32	2,923,997

ZAR	27,300,000	Transnet, Ltd., 13.50%, due 04/18/28	2,385,938

			35,045,485

		Foreign Government Obligations — 2.9%

ZAR	543,600,000	Republic of South Africa Government International Bond, 6.50%, due 02/28/41	26,102,902

	8,600,000	Republic of South Africa Government International Bond, 6.30%, due 06/22/48	9,217,050

	88,300,000	Republic of South Africa Government International Bond, 5.75%, due 09/30/49	88,840,837

			124,160,789

		Total South Africa	159,206,274

		Sri Lanka — 1.4%

		Foreign Government Obligations

	7,280,000	Sri Lanka Government International Bond, Reg S, 6.83%, due 07/18/26	5,029,115

	11,644,000	Sri Lanka Government International Bond, Reg S, 6.20%, due 05/11/27	7,778,192

	34,500,000	Sri Lanka Government International Bond, Reg S, 6.75%, due 04/18/28	23,132,250

	8,800,000	Sri Lanka Government International Bond, Reg S, 7.85%, due 03/14/29	5,892,150

	30,300,000	Sri Lanka Government International Bond, 144A, 7.55%, due 03/28/30	20,287,744

		Total Sri Lanka	62,119,451

		SupraNational — 0.4%

		Foreign Government Agency

TRY	263,000,000	International Finance Corp., Zero Coupon, Reg S, due 02/15/29	9,029,951

BRL	225,000,000	International Finance Corp., Zero Coupon, due 02/25/41	8,902,741

		Total SupraNational	17,932,692

		Suriname — 0.5%

		Foreign Government Obligations

	14,000,000	Republic of Suriname, 144A, 12.88%, due 12/30/23(e)	9,607,500

	17,559,000	Republic of Suriname, Reg S, 9.25%, due 10/26/26(e)	11,839,156

		Total Suriname	21,446,656

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Par Value†		Description	Value ($)

		Tajikistan — 0.3%

		Foreign Government Obligations

	13,874,000	Republic of Tajikistan International Bond, Reg S, 7.13%, due 09/14/27	12,389,482

		Trinidad And Tobago — 1.1%

		Foreign Government Agency — 1.0%

	9,800,000	Telecommunications Services of Trinidad & Tobago Ltd., 144A, 8.88%, due 10/18/29	10,283,875

	6,127,000	Trinidad Generation UnLtd., Reg S, 5.25%, due 11/04/27	6,279,409

	24,388,000	Trinidad Petroleum Holdings Ltd., Reg S, 9.75%, due 06/15/26	27,192,620

			43,755,904

		Foreign Government Obligations — 0.1%

	3,800,000	Trinidad & Tobago Government International Bond, Reg S, 4.50%, due 06/26/30	3,978,125

		Total Trinidad And Tobago	47,734,029

		Tunisia — 1.4%

		Foreign Government Agency

JPY	900,000,000	Banque Centrale de Tunisie International Bond, 3.50%, due 02/03/33	4,752,583

JPY	7,340,000,000	Banque Centrale de Tunisie SA, 4.30%, due 08/02/30(c)	43,426,699

JPY	2,500,000,000	Banque Centrale de Tunisie SA, 4.20%, due 03/17/31(c)	14,318,068

		Total Tunisia	62,497,350

		Turkey — 3.5%

		Foreign Government Obligations

	14,200,000	Istanbul Metropolitan Municipality, 144A, 6.38%, due 12/09/25	13,809,500

	5,900,000	Istanbul Metropolitan Municipality, Reg S, 6.38%, due 12/09/25	5,737,750

	10,002,000	Republic of Turkey, 6.00%, due 01/14/41	8,841,143

	23,600,000	Republic of Turkey, 6.63%, due 02/17/45	21,886,050

	125,313,000	Republic of Turkey, 5.75%, due 05/11/47	104,424,889

		Total Turkey	154,699,332

		Ukraine — 2.2%

		Foreign Government Agency — 0.5%

EUR	3,800,000	NAK Naftogaz Ukraine via Kondor Finance Plc, Reg S, 7.13%, due 07/19/24	4,732,380

	15,500,000	NAK Naftogaz Ukraine via Kondor Finance Plc, 144A, 7.63%, due 11/08/26	15,696,656

	935,600	Oschadbank Via SSB #1 Plc, Reg S, Step Up, 9.63%, due 03/20/25	1,005,478

Par Value†	Description	Value ($)

	Ukraine — continued

	Foreign Government Agency — continued

1,000,500	Ukreximbank Via Biz Finance Plc, Reg S, 9.75%, due 01/22/25	1,075,537

		22,510,051

	Foreign Government Obligations — 1.7%

10,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/26	11,163,671

3,869,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/27	4,298,942

30,200,000	Ukraine Government International Bond, Reg S, 7.38%, due 09/25/32	32,045,975

26,500,000	Ukraine Government International Bond, 144A, 7.25%, due 03/15/33	27,829,969

		75,338,557

	Total Ukraine	97,848,608

	United Arab Emirates — 2.1%

	Foreign Government Agency — 0.6%

6,000,000	DAE Funding LLC, 144A, 3.38%, due 03/20/28	6,027,000

3,100,000	DAE Sukuk Difc Ltd., 144A, 3.75%, due 02/15/26	3,250,156

14,000,000	DP World Plc, Reg S, 4.70%, due 09/30/49	15,153,250

		24,430,406

	Foreign Government Obligations — 1.5%

15,700,000	Abu Dhabi Government International Bond, 144A, 3.13%, due 09/30/49	15,521,412

9,100,000	Abu Dhabi Government International Bond, Reg S, 2.70%, due 09/02/70	7,961,363

18,700,000	Finance Department Government of Sharjah, 144A, 4.00%, due 07/28/50	17,063,750

28,300,000	Finance Department Government of Sharjah, 144A, 4.38%, due 03/10/51	27,238,750

		67,785,275

	Total United Arab Emirates	92,215,681

	United States — 6.8%

	Asset-Backed Securities — 0.3%

1,643,945	Countrywide Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. LIBOR + 0.24%, 0.34%, due 12/15/35	1,580,863

696,422	Countrywide Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. LIBOR + 0.24%, 0.34%, due 12/15/35	685,596

1,173,198	Countrywide Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. LIBOR + 0.20%, 0.30%, due 05/15/36	1,111,905

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

9,008,676	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.15%, 0.24%, due 11/25/36	4,106,462

9,128,792	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. LIBOR + 0.22%, 0.31%, due 11/25/36	4,202,525

4,675,865	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. LIBOR + 0.36%, 0.45%, due 04/25/37	2,353,287

		14,040,638

	Corporate Debt — 0.0%

385,402	AMBAC Assurance Corp., 144A, 5.10%, due 06/07/2169	520,293

1,397,977	AMBAC LSNI LLC, 3 mo. LIBOR + 5.00%, 6.00%, due 02/12/23	1,399,725

		1,920,018

	U.S. Government — 6.5%

10,000,000	U.S. Treasury Note, 1.75%, due 02/28/22(f)	10,126,172

104,000,000	U.S. Treasury Note, 0.13%, due 05/31/22	104,048,750

135,000,000	U.S. Treasury Note, 0.13%, due 11/30/22(f)	135,036,914

6,500,000	U.S. Treasury Note, 1.63%, due 05/15/31(d)	6,512,188

6,225,000	U.S. Treasury Note, 1.63%, due 11/15/50	5,318,484

20,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.06%, 0.07%, due 07/31/22(f)	20,008,965

		281,051,473

	Total United States	297,012,129

	Uruguay — 0.8%

	Foreign Government Obligations

27,918,000	Uruguay Government International Bond, 5.10%, due 06/18/50	35,251,710

	Uzbekistan — 0.4%

	Foreign Government Obligations

8,000,000	Republic of Uzbekistan Bond, Reg S, 5.38%, due 02/20/29	8,928,000

7,600,000	Republic of Uzbekistan Bond, 144A, 3.70%, due 11/25/30	7,524,000

	Total Uzbekistan	16,452,000

	Venezuela — 1.0%

	Foreign Government Agency — 0.3%

111,465,000	Electricidad de Caracas Finance BV, Reg S, 8.50%, due 04/10/18(c)(e)	1,671,975

Par Value†	Description	Value ($)

	Venezuela — continued

	Foreign Government Agency — continued

176,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24(c)(e)	7,656,000

61,967,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26(c)(e)	2,726,548

		12,054,523

	Foreign Government Obligations — 0.7%

19,028,000	Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19(c)(e)	1,902,800

36,600,000	Venezuela Government International Bond, Reg S, 6.00%, due 12/09/20(c)(e)	3,660,000

23,750,000	Venezuela Government International Bond, Reg S, 12.75%, due 08/23/22(c)(e)	2,375,000

172,793,000	Venezuela Government International Bond, Reg S, 9.00%, due 05/07/23(c)(e)	17,279,300

68,700,000	Venezuela Government International Bond, Reg S, 11.95%, due 08/05/31(c)(e)	6,955,875

7,000,000	Venezuela Government International Bond, 9.38%, due 01/13/34(c)(e)	708,750

		32,881,725

	Total Venezuela	44,936,248

	Vietnam — 0.8%

	Foreign Government Agency — 0.6%

28,058,000	Debt and Asset Trading Corp., Reg S, 1.00%, due 10/10/25	24,976,881

	Foreign Government Obligations — 0.2%

9,918,000	Socialist Republic of Vietnam, Series 30 Yr, Variable Rate, 6 mo. LIBOR + 0.81%, 1.06%, due 03/13/28(c)	9,074,970

	Total Vietnam	34,051,851

	Zambia — 0.5%

	Foreign Government Obligations

3,600,000	Zambia Government International Bond, Reg S, 5.38%, due 09/20/22(e)	2,344,050

27,572,000	Zambia Government International Bond, Reg S, 8.97%, due 07/30/27(e)	18,004,516

	Total Zambia	20,348,566

	TOTAL DEBT OBLIGATIONS (COST $4,319,151,764)	4,089,737,544

	LOAN ASSIGNMENTS — 0.5%

	Chad — 0.4%

7,037,766	Glencore UK (Chad) Loan Agreement, Tranche A, Variable Rate, 3 mo. LIBOR + 2.00%, 2.13%, due 09/30/25(c)	5,559,835

20,724,667	Glencore UK (Chad) Loan Agreement, Tranche B, Variable Rate, 3 mo. LIBOR + 2.25%, 2.38%, due 12/31/27(c)	13,056,540

	Total Chad	18,616,375

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Par Value†		Description	Value ($)

		Indonesia — 0.0%

EUR	101,262	Republic of Indonesia, Indonesia Paris Club Debt, 5.10%, due 06/01/21(a)	123,277

		Kenya — 0.1%

	4,866,667	Republic of Kenya Loan Agreement, 9.17%, due 04/10/25(a)	5,053,072

		TOTAL LOAN ASSIGNMENTS (COST $23,250,441)	23,792,724

		LOAN PARTICIPATIONS — 0.9%

		Angola — 0.6%

	702,000	Republic of Angola Loan Agreement (Participation via Avenir II BV), Reg S, 6 mo. LIBOR + 4.50%, 4.67%, due 12/07/23(c)	680,940

	10,912,500	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 6.42%, due 12/13/23(c)	10,339,594

	6,243,341	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 6.42%, due 12/20/23(c)	5,915,566

	11,083,333	Republic of Angola Loan Agreement (Participation with GE Capital EFS Financing, Inc), 7.50%, due 08/30/24(c)	10,529,166

		Total Angola	27,465,266

		Egypt — 0.0%

CHF	686	Paris Club Loan Agreement (Participation with Standard Chartered Bank), Zero Coupon, due 01/03/24(a)	637

		Iraq — 0.3%

EUR	783,548	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27(c)	782,892

JPY	112,663,119	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28(c)	788,175

JPY	1,248,627,083	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28(c)	8,651,489

JPY	265,058,341	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28(c)	1,854,308

		Total Iraq	12,076,864

		Russia — 0.0%

EUR	76,893,500	Russian Foreign Trade Obligations (Participation with GML International Ltd.)(c)(e)	3

		TOTAL LOAN PARTICIPATIONS (COST $55,737,653)	39,542,770

Shares / Par Value†		Description	Value ($)

		MUTUAL FUNDS — 1.7%

		United States — 1.7%

		Affiliated Issuers — 1.7%

	14,838,144	GMO U.S. Treasury Fund	74,784,247

		TOTAL MUTUAL FUNDS (COST $74,296,430)	74,784,247

		RIGHTS/WARRANTS — 0.4%

		Argentina — 0.1%

EUR	335,089,675	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35(g)	3,269,000

JPY	740,189,000	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35(c)(g)	33,187

		Total Argentina	3,302,187

		Ukraine — 0.3%

	14,446,000	Government of Ukraine GDP Linked, Reg S, Variable Rate, Expires 05/31/40(g)	15,979,082

		TOTAL RIGHTS/WARRANTS (COST $49,378,719)	19,281,269

		SHORT-TERM INVESTMENTS — 1.4%

		Money Market Funds — 0.5%

	21,234,333	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01%(h)	21,234,333

		Repurchase Agreements — 0.2%

	6,491,690	Nomura Securities International Inc. Repurchase Agreement, dated 05/20/21, maturing on 06/15/21 with a maturity value of $6,491,690 and an effective yield of 0.00%, collateralized by a U.S. Treasury Note with maturity date 08/15/24 and a market value of $6,463,241.	6,491,690

		U.S. Government — 0.7%

	11,500,000	U.S. Treasury Bill, 0.02%, due 01/27/22(i)	11,498,084

	17,000,000	U.S. Treasury Bill, 0.03%, due 03/24/22(i)	16,996,156

		Total U.S. Government	28,494,240

		TOTAL SHORT-TERM INVESTMENTS (COST $56,215,167)	56,220,263

		TOTAL INVESTMENTS — 98.7% (Cost $4,578,030,174)	4,303,358,817

		Other Assets and Liabilities (net) — 1.3%	55,712,885

		TOTAL NET ASSETS — 100.0%	$4,359,071,702

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

A summary of outstanding financial instruments at May 31, 2021 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/28/2021	MSCI	COP	30,583,000,000	USD	8,342,790	120,770
06/21/2021	BOA	EUR	9,496,000	USD	11,413,805	(202,620)
06/21/2021	MSCI	EUR	74,703,300	USD	89,565,522	(1,818,769)
06/21/2021	SSB	EUR	8,800,000	USD	10,585,313	(179,697)
06/21/2021	MSCI	GBP	66,311,000	USD	91,359,118	(2,851,045)
08/19/2021	CITI	JPY	8,000,000,000	USD	73,307,952	199,218
07/30/2021	JPM	ZAR	230,000,000	USD	15,896,056	(706,702)

						$(5,438,845)

Reverse Repurchase Agreements(j)

Face Value		Description	Value ($)

USD	6,178,901	J.P. Morgan Securities plc, (0.50)%, dated 04/05/21 (collateral: Bolivia Government International Bond, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(6,178,901)

USD	6,490,784	Nomura Securities International, Inc, (0.55)%, dated 05/20/21 (collateral: U.S. Treasury Note, 1.63%, due 05/15/31), to be repurchased on demand at face value plus accrued interest.	(6,490,784)

			$(12,669,685)

		Average balance outstanding	$(9,685,732)

		Average interest rate (net)	0.75%

		Maximum balance outstanding	$(26,079,125)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Credit Linked Options

Principal / Notional Amount			Expiration Date	Description	Premiums Paid/(Received) ($)	Value ($)

Put Sold	USD	9,746,000	01/24/2024	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB)(a)	(99,017)	67,745

Put Sold	USD	50,797,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.30% (OTC) (CP-DB)(a)	(1,132,791)	345,952

Put Sold	USD	100,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.44% (OTC) (CP-DB)(a)	(3,825,555)	294,121

					$(5,057,363)	$707,818

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread(1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract(2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX-EMS.31.V1-5Y	USD	140,060,000	1.00%	1.02%	N/A	06/20/2024	Quarterly	4,376,875	91,179	(4,285,696)
CDX-EMS.35.V1-5Y	USD	105,000,000	1.00%	1.60%	N/A	06/20/2026	Quarterly	3,345,000	3,026,940	(318,060)

								$7,721,875	$3,118,119	$(4,603,756)

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread(1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract(2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Banque Centrale de Tunisie SA	JPM	USD	19,500,000	1.00%	6.40%	N/A	06/20/2022	Quarterly	2,109,320	1,084,354	(1,024,966)
Republic of Ghana	JPM	USD	3,700,000	5.00%	3.81%	N/A	06/20/2023	Quarterly	(112,514)	(87,615)	24,899
Republic of Ghana	JPM	USD	3,700,000	1.00%	3.81%	N/A	06/20/2023	Quarterly	(112,260)	(87,615)	24,645
Republic of South Africa	CITI	USD	35,900,000	1.00%	0.88%	N/A	06/20/2023	Quarterly	120,140	(91,093)	(211,233)
Petrobras Global Finance BV	CITI	USD	37,000,000	1.00%	1.31%	N/A	06/20/2024	Quarterly	1,923,458	348,835	(1,574,623)
Petrobras Global Finance BV	CITI	USD	13,000,000	1.00%	1.31%	N/A	06/20/2024	Quarterly	371,175	122,564	(248,611)
Commonwealth of Bahamas	DB	EUR	37,970,815	1.00%	3.80%	N/A	06/20/2025	Quarterly	5,153,296	2,964,119	(2,189,177)
Republic of South Africa	GS	USD	41,800,000	1.00%	1.90%	N/A	06/20/2026	Quarterly	2,604,622	1,815,301	(789,321)
Republic of Turkey	MORD	USD	15,000,000	1.00%	4.08%	N/A	06/20/2026	Quarterly	2,501,284	2,054,421	(446,863)
Republic of Turkey	GS	USD	17,000,000	1.00%	4.08%	N/A	06/20/2026	Quarterly	2,834,788	2,328,344	(506,444)
United States of Mexico	GS	USD	20,000,000	1.00%	1.41%	N/A	06/20/2029	Quarterly	1,589,641	611,461	(978,180)
United States of Mexico	GS	USD	20,000,000	1.00%	1.59%	N/A	09/20/2031	Quarterly	2,640,655	1,069,699	(1,570,956)
Sell Protection^:
Commonwealth of Bahamas	DB	USD	6,975,000	1.00%	3.35%	6,975,000 USD	06/20/2023	Quarterly	(1,263,915)	(371,548)	892,367
Commonwealth of Bahamas	DB	USD	3,487,000	1.00%	3.35%	3,487,000 USD	06/20/2023	Quarterly	(641,463)	(185,747)	455,716
Commonwealth of Bahamas	DB	USD	50,827,085	1.00%	3.80%	50,827,085 USD	06/20/2025	Quarterly	(5,838,385)	(3,211,052)	2,627,333

									$13,879,842	$8,364,428	$(5,515,414)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

(1)

As of May 31, 2021, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
0.33%	6 Month EURIBOR	EUR	35,300,000	03/04/2051	Semi-Annually	907,886	2,297,551	1,389,665
0.82%	GBP - SONIA - COMPOUND	GBP	24,600,000	02/18/2051	Annually	168,969	960,316	791,347

						$1,076,855	$3,257,867	$2,181,012

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on J.P. Morgan EMBI Global Core IG Index Short Swap	3 Month USD LIBOR minus a spread of 0.45%	JPM	USD	18,330,000	07/13/2021	At Maturity	$—	$(171,359)	$(171,359)

As of May 31, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Security is backed by U.S. Treasury Bonds.

(c)	Investment valued using significant unobservable inputs.

(d)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.

(e)	Security is in default.

(f)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(g)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(h)	The rate disclosed is the 7 day net yield as of May 31, 2021.

(i)	The rate shown represents yield-to-maturity.

(j)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

The rates shown on variable rate notes are the current interest rates at May 31, 2021, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CJSC - Closed Joint-Stock Company

CP - Counterparty

EMBI - Emerging Markets Bond Index

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

GDP - Gross Domestic Product

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SONIA - Sterling Overnight Interbank Average Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

XLCA - Insured as to the payment of principal and interest by XL Capital Assurance.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

Counterparty Abbreviations:

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

BRL - Brazilian Real

CHF - Swiss Franc

COP - Colombian Peso

DOP - Dominican Peso

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 35.1%

	Corporate Debt — 34.9%

	Canada — 1.6%

825,000	Methanex Corp., 5.25%, due 12/15/29	865,738

125,000	Mountain Province Diamonds, Inc., 144A, 8.00%, due 12/15/22	113,438

500,000	Quebecor Media, Inc., 5.75%, due 01/15/23	530,000

	Total Canada	1,509,176

	Luxembourg — 0.9%

500,000	ArcelorMittal SA, 3.60%, due 07/16/24	533,186

225,000	ArcelorMittal SA, 7.25%, due 10/15/39	309,307

	Total Luxembourg	842,493

	New Zealand — 0.6%

550,000	Trilogy International Partners LLC / Trilogy International Finance, Inc., 144A, 8.88%, due 05/01/22	544,500

	United Kingdom — 1.3%

350,000	Avon Products, Inc., 6.50%, due 03/15/23	375,834

190,000	Jaguar Land Rover Automotive Plc, 144A, 5.63%, due 02/01/23	190,000

725,000	Rolls-Royce Plc, 144A, 3.63%, due 10/14/25	728,625

	Total United Kingdom	1,294,459

	United States — 30.5%

125,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144A, 3.50%, due 02/15/23	128,120

375,000	Ally Financial, Inc., 5.75%, due 11/20/25	431,306

375,000	Altera Infrastructure LP / Teekay Offshore Finance Corp., 144A, 8.50%, due 07/15/23	340,853

250,000	American Airlines Group, Inc., 144A, 5.00%, due 06/01/22	249,375

373,000	AmeriGas Partners LP / AmeriGas Finance Corp., 5.63%, due 05/20/24	410,486

325,000	Apache Corp., 5.35%, due 07/01/49	333,219

625,000	Arconic Corp., 144A, 6.00%, due 05/15/25	667,381

250,000	Bausch Health Cos Inc, 144A, 5.75%, due 08/15/27	260,625

250,000	Brinker International, Inc., 3.88%, due 05/15/23	256,563

250,000	Callon Petroleum Co., 6.25%, due 04/15/23	236,100

250,000	Calumet Specialty Products Partners LP / Calumet Finance Corp., 7.75%, due 04/15/23	246,875

475,000	Carnival Corp., 144A, 11.50%, due 04/01/23	543,490

375,000	CDW LLC / CDW Finance Corp., 5.50%, due 12/01/24	419,066

625,000	CIT Group, Inc., 5.00%, due 08/15/22	656,250

275,000	Cleaver-Brooks, Inc., 144A, 7.88%, due 03/01/23	275,305

375,000	Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, due 01/15/23	394,219

Par Value†	Description	Value ($)

	Corporate Debt — continued

	United States — continued

625,000	CSC Holdings LLC, 6.75%, due 11/15/21	639,687

250,000	CSC Holdings LLC, 5.88%, due 09/15/22	261,875

375,000	Delta Air Lines, Inc., 3.63%, due 03/15/22	381,167

425,000	DISH DBS Corp., 5.88%, due 07/15/22	442,000

125,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 144A, 10.50%, due 02/15/23	130,313

400,000	Enact Holdings, Inc., 144A, 6.50%, due 08/15/25	434,000

675,000	Fluor Corp., 3.50%, due 12/15/24	710,370

1,050,000	Ford Motor Credit Co. LLC, 4.13%, due 08/04/25	1,112,890

1,177,000	Ford Motor Credit Co. LLC, 3.82%, due 11/02/27	1,202,011

375,000	Freeport-McMoRan, Inc., 3.55%, due 03/01/22	378,518

250,000	Freeport-McMoRan, Inc., 3.88%, due 03/15/23	259,063

375,000	G-III Apparel Group Ltd., 144A, 7.88%, due 08/15/25	409,327

500,000	Gap, Inc. (The), 144A, 8.88%, due 05/15/27	579,900

670,000	Hexcel Corp., 4.20%, due 02/15/27	713,094

250,000	Hillman Group, Inc. (The), 144A, 6.38%, due 07/15/22	250,175

250,000	iStar, Inc., REIT, 5.50%, due 02/15/26	256,830

500,000	KB Home, 4.80%, due 11/15/29	535,965

625,000	Kraft Heinz Foods Co., 3.88%, due 05/15/27	684,146

250,000	Kraft Heinz Foods Co., 6.75%, due 03/15/32	328,295

625,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, REIT, 4.25%, due 02/01/27	610,937

375,000	LSB Industries, Inc., 144A, 9.63%, due 05/01/23	385,312

207,000	Macy’s Retail Holdings LLC, 2.88%, due 02/15/23	208,294

375,000	Netflix, Inc., 4.38%, due 11/15/26	422,921

525,000	Newell Brands, Inc., 4.70%, due 04/01/26	589,969

500,000	Occidental Petroleum Corp., 4.30%, due 08/15/39	427,500

775,000	Occidental Petroleum Corp., 4.40%, due 08/15/49	651,000

375,000	Olin Corp., 144A, 9.50%, due 06/01/25	465,825

375,000	OneMain Finance Corp., 6.63%, due 01/15/28	425,550

250,000	Owens-Brockway Glass Container, Inc., 144A, 5.88%, due 08/15/23	269,063

250,000	PBF Logistics LP / PBF Logistics Finance Corp., 6.88%, due 05/15/23	249,063

375,000	Pilgrim’s Pride Corp., 144A, 5.88%, due 09/30/27	398,906

375,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144A, 5.75%, due 04/15/26	410,156

250,000	Quad/Graphics, Inc., 7.00%, due 05/01/22	245,625

535,000	QVC, Inc., 5.45%, due 08/15/34	543,025

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Par Value†	Description	Value ($)

	Corporate Debt — continued

	United States — continued

400,000	Royal Caribbean Cruises Ltd., 144A, 10.88%, due 06/01/23	459,000

625,000	Sealed Air Corp., 144A, 5.25%, due 04/01/23	658,594

250,000	Sensata Technologies BV, 144A, 4.88%, due 10/15/23	266,875

250,000	Service Properties Trust, REIT, 4.50%, due 03/15/25	243,125

600,000	Service Properties Trust, REIT, 4.38%, due 02/15/30	540,000

250,000	SM Energy Co., 5.00%, due 01/15/24	242,913

625,000	Southwestern Energy Co., 6.45%, due 01/23/25	684,512

800,000	Spirit AeroSystems, Inc., 3.85%, due 06/15/26	833,984

600,000	Sprint Corp., 7.88%, due 09/15/23	679,866

625,000	Tenet Healthcare Corp., 6.75%, due 06/15/23	679,062

271,875	Transocean Guardian Ltd., 144A, 5.88%, due 01/15/24	252,844

250,000	Vericast Corp., 144A, 8.38%, due 08/15/22	254,323

375,000	W&T Offshore, Inc., 2018 Term Loan, 144A, 9.75%, due 11/01/23	330,000

500,000	Western Midstream Operating LP, 5.30%, due 02/01/30	551,250

925,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A, 4.25%, due 05/30/23	950,900

	Total United States	29,489,253

	Total Corporate Debt	33,679,881

Par Value† / Shares		Description	Value ($)

		U.S. Government — 0.2%

	150,000	U.S. Treasury Note, Variable Rate, USBM + 0.15%, 0.17%, due 01/31/22 (a)	150,146

		TOTAL DEBT OBLIGATIONS (COST $32,546,669)	33,830,027

		SHORT-TERM INVESTMENTS — 63.0%

		Foreign Government Obligations — 9.4%

JPY	1,000,000,000	Japan Treasury Discount Bill, Zero Coupon, due 07/19/21	9,105,837

		Money Market Funds — 3.6%

	3,452,425	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (b)	3,452,425

		U.S. Government — 50.0%

	200,000	U.S. Treasury Bill, 0.02%, due 11/04/21 (c)	199,983

	18,100,000	U.S. Treasury Bill, 0.03%, due 12/30/21 (c)	18,097,069

	27,700,000	U.S. Treasury Bill, 0.02%, due 01/27/22 (c)	27,695,383

	2,315,000	U.S. Treasury Bill, 0.02%, due 02/24/22 (c)	2,314,591

		Total U.S. Government	48,307,026

		TOTAL SHORT-TERM INVESTMENTS (COST $60,863,911)	60,865,288

		TOTAL INVESTMENTS — 98.1% (Cost $93,410,580)	94,695,315

		Other Assets and Liabilities (net) — 1.9%	1,854,360

		TOTAL NET ASSETS — 100.0%	$96,549,675

A summary of outstanding financial instruments at May 31, 2021 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/19/2021	DB	JPY	1,000,000,000	USD	9,114,690	$(21,838)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
83	U.S. Treasury Note 10 Yr. (CBT)	September 2021	10,950,813	13,400
19	U.S. Treasury Note 2 Yr. (CBT)	September 2021	4,193,953	1,039
21	U.S. Treasury Note 5 Yr. (CBT)	September 2021	2,600,883	2,452

			$17,745,649	$16,891

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

Futures Contracts — continued

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
3	U.S. Long Bond (CBT)	September 2021	469,594	(655)
46	U.S. Treasury Note 5 Yr. (CBT)	September 2021	5,697,172	(7,752)
6	U.S. Ultra Bond (CBT)	September 2021	1,111,500	(4,331)

			$7,278,266	$(12,738)

+	Buys - Fund is long the futures contract.
Sales- Fund is short the futures contract.

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps – Puts
CDX.NA.HYS.36.V1-5Y	BOA	108.00%	07/21/21	USD	(28,930,000)	Fixed Spread	Pay	$(145,492)

		TOTAL WRITTEN OPTIONS ON CREDIT DEFAULT SWAPS — PUTS (Premiums $226,233)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread(1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.36.V1-5Y	USD	11,836,000	5.00%	2.88%	N/A	06/20/2026	Quarterly	(1,146,023)	(1,147,441)	(1,418)
Sell Protection^:
CDX.NA.HYS.36.V1-5Y	USD	26,096,000	5.00%	2.88%	26,096,000 USD	06/20/2026	Quarterly	2,239,298	2,529,877	290,579

								$1,093,275	$1,382,436	$289,161

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2021, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1 Month USD LIBOR minus a spread of 1.40%	Total Return on iShares iBoxx High Yield Corporate Bond ETF	CITI	USD	722,183	06/02/2021	At Maturity	—	1,981	1,981
1 Month USD LIBOR minus a spread of 1.40%	Total Return on iShares iBoxx High Yield Corporate Bond ETF	CITI	USD	28,153,909	06/02/2021	At Maturity	—	23,253	23,253
1 Month USD LIBOR minus a spread of 0.95%	Total Return on iShares iBoxx High Yield Corporate Bond ETF	CITI	USD	977,724	06/25/2021	At Maturity	—	(784)	(784)
3 Month USD LIBOR	Total Return on iBoxx USD Liquid High Yield Index	BOA	USD	1,640,001	06/20/2021	Quarterly	(187)	12,043	12,230
3 Month USD LIBOR	Total Return on iBoxx USD Liquid High Yield Index	MSCI	USD	240,002	06/20/2021	Quarterly	(29)	1,555	1,584
3 Month USD LIBOR	Total Return on iBoxx USD Liquid High Yield Index	BOA	USD	400,002	09/20/2021	Quarterly	(141)	(738)	(597)
3 Month USD LIBOR	Total Return on iBoxx USD Liquid High Yield Index	MSCI	USD	920,002	09/20/2021	Quarterly	(319)	(928)	(609)

							$(676)	$36,382	$37,058

As of May 31, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2021.

(c)	The rate shown represents yield-to-maturity.

The rates shown on variable rate notes are the current interest rates at May 31, 2021, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ETF - Exchanged-Trade Fund

REIT - Real Estate Investment Trust.

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

JPY - Japanese Yen

USD - United States Dollar

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 44.1%

	Brazil — 0.4%

	Corporate Debt

400,000	Fibria Overseas Finance Ltd., 5.50%, due 01/17/27	457,949

300,000	Suzano Austria GmbH, 3.75%, due 01/15/31	309,150

	Total Brazil	767,099

	Canada — 0.9%

	Corporate Debt

450,000	Bank of Nova Scotia (The), 0.55%, due 09/15/23	451,416

300,000	Cenovus Energy, Inc., 5.38%, due 07/15/25	342,349

400,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	469,548

350,000	Teck Resources Ltd., 6.25%, due 07/15/41	453,193

	Total Canada	1,716,506

	Chile — 0.5%

	Corporate Debt

450,000	Celulosa Arauco y Constitucion SA, 4.50%, due 08/01/24	487,913

400,000	Enel Americas SA, 4.00%, due 10/25/26	433,825

	Total Chile	921,738

	Germany — 1.2%

	Corporate Debt

1,250,000	Deutsche Bank AG, 3.95%, due 02/27/23	1,317,702

400,000	Deutsche Bank AG, Variable Rate, 3.96%, due 11/26/25	434,260

450,000	Deutsche Bank AG, Variable Rate, 3.55%, due 09/18/31	472,448

	Total Germany	2,224,410

	Ireland — 0.5%

	Corporate Debt

450,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.50%, due 01/15/25	476,245

400,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, due 07/15/25	468,597

	Total Ireland	944,842

	Japan — 0.2%

	Corporate Debt

400,000	Sumitomo Mitsui Financial Group Inc., 2.85%, due 01/11/22	406,537

	Switzerland — 0.7%

	Corporate Debt

400,000	Credit Suisse Group AG, 3.75%, due 03/26/25	434,586

Par Value†	Description	Value ($)

	Switzerland — continued

	Corporate Debt — continued

300,000	Credit Suisse Group AG, 4.88%, due 05/15/45	365,981

400,000	Credit Suisse Group Funding Guernsey Ltd., 3.80%, due 09/15/22	417,215

	Total Switzerland	1,217,782

	United Kingdom — 0.3%

	Corporate Debt

200,000	AstraZeneca Plc, 2.38%, due 06/12/22	204,019

350,000	CNH Industrial NV, 4.50%, due 08/15/23	379,183

	Total United Kingdom	583,202

	United States — 39.4%

	Corporate Debt — 25.4%

400,000	Abbott Laboratories, 2.55%, due 03/15/22	407,482

400,000	Abbott Laboratories, 2.95%, due 03/15/25	431,365

350,000	Abbott Laboratories, 3.75%, due 11/30/26	396,154

400,000	Ally Financial, Inc., 4.13%, due 02/13/22	410,296

450,000	Alphabet, Inc., 0.45%, due 08/15/25	446,587

450,000	Alphabet, Inc., 0.80%, due 08/15/27	437,660

450,000	Amazon.com, Inc., 0.40%, due 06/03/23	451,930

200,000	American Financial Group Inc/OH, 4.50%, due 06/15/47	226,804

400,000	Apple, Inc., 2.50%, due 02/09/22	405,709

450,000	Apple, Inc., 0.75%, due 05/11/23	454,676

350,000	Ares Capital Corp., 2.15%, due 07/15/26	348,111

400,000	Arrow Electronics, Inc., 3.88%, due 01/12/28	442,462

400,000	Avnet, Inc., 4.63%, due 04/15/26	451,500

400,000	Bank of America Corp., Variable Rate, 2.83%, due 10/24/51	375,407

300,000	Bank of America Corp., Variable Rate, 4.33%, due 03/15/50	353,102

400,000	Boardwalk Pipelines LP, 5.95%, due 06/01/26	474,572

350,000	Boeing Co. (The), 5.04%, due 05/01/27	403,485

200,000	Boeing Co. (The), 5.71%, due 05/01/40	248,975

450,000	Brighthouse Financial, Inc., 4.70%, due 06/22/47	485,527

350,000	Bunge Ltd. Finance Corp., 3.25%, due 08/15/26	378,698

400,000	Bunge Ltd. Finance Corp., 3.75%, due 09/25/27	441,243

400,000	Bunge Ltd. Finance Corp., 4.35%, due 03/15/24	437,681

400,000	Caterpillar Financial Services Corp., 1.90%, due 09/06/22	408,579

450,000	Caterpillar Financial Services Corp., 0.45%, due 09/14/23	451,416

300,000	Caterpillar, Inc., 4.75%, due 05/15/64	411,920

400,000	Caterpillar, Inc., 3.25%, due 09/19/49	422,048

400,000	CBRE Services, Inc., 4.88%, due 03/01/26	464,034

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

350,000	Cheniere Corpus Christi Holdings LLC, 5.88%, due 03/31/25	402,120

350,000	Cheniere Corpus Christi Holdings LLC, 7.00%, due 06/30/24	402,203

400,000	Cheniere Corpus Christi Holdings LLC, 5.13%, due 06/30/27	464,058

450,000	CNH Industrial Capital LLC, 1.95%, due 07/02/23	462,697

400,000	Constellation Brands, Inc., 4.25%, due 05/01/23	428,434

350,000	Corning, Inc., 5.45%, due 11/15/79	450,006

350,000	Deere & Co., 3.75%, due 04/15/50	404,427

400,000	DH Europe Finance II Sarl, 3.40%, due 11/15/49	418,065

400,000	DH Europe Finance II Sarl, 2.60%, due 11/15/29	413,928

400,000	DH Europe Finance II Sarl, 3.25%, due 11/15/39	415,293

200,000	Discover Bank, 2.45%, due 09/12/24	210,250

350,000	DuPont de Nemours, Inc., 5.32%, due 11/15/38	447,736

300,000	DuPont de Nemours, Inc., 5.42%, due 11/15/48	398,811

400,000	Energy Transfer LP, 6.50%, due 02/01/42	500,411

400,000	Energy Transfer LP, 6.25%, due 04/15/49	499,232

400,000	Estee Lauder Cos, Inc. (The), 2.60%, due 04/15/30	414,887

400,000	Expedia Group, Inc., 5.00%, due 02/15/26	455,713

450,000	Expedia Group, Inc., 3.80%, due 02/15/28	484,826

250,000	Expedia Group, Inc., 3.25%, due 02/15/30	255,974

350,000	FedEx Corp., 5.10%, due 01/15/44	435,917

300,000	FedEx Corp., 5.25%, due 05/15/50	394,269

400,000	FedEx Corp., 4.10%, due 04/15/43	442,039

350,000	Fortive Corp., 4.30%, due 06/15/46	401,688

250,000	General Electric Co., 4.35%, due 05/01/50	284,877

300,000	General Electric Co., 4.13%, due 10/09/42	332,705

250,000	General Electric Co., 4.50%, due 03/11/44	291,802

400,000	GLP Capital LP / GLP Financing II, Inc., REIT, 4.00%, due 01/15/31	424,216

400,000	Halliburton Co., 4.85%, due 11/15/35	460,327

300,000	Halliburton Co., 5.00%, due 11/15/45	350,535

350,000	Hewlett Packard Enterprise Co., 6.35%, due 10/15/45	461,696

200,000	Host Hotels & Resorts LP, REIT, 3.38%, due 12/15/29	203,859

450,000	Host Hotels & Resorts LP, REIT, 3.50%, due 09/15/30	461,920

350,000	International Paper Co., 4.80%, due 06/15/44	429,425

400,000	John Deere Capital Corp., 2.65%, due 01/06/22	405,866

350,000	Johnson & Johnson, 3.63%, due 03/03/37	400,838

450,000	Las Vegas Sands Corp., 3.50%, due 08/18/26	476,609

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

450,000	Las Vegas Sands Corp., 3.20%, due 08/08/24	473,212

350,000	Marathon Petroleum Corp., 6.50%, due 03/01/41	474,381

400,000	Marathon Petroleum Corp., 4.75%, due 09/15/44	456,512

400,000	Marriott International Inc/MD, 5.75%, due 05/01/25	464,024

250,000	Marriott International Inc/MD, 3.50%, due 10/15/32	260,826

300,000	Morgan Stanley, Variable Rate, 5.60%, due 03/24/51	429,119

300,000	Morgan Stanley, 6.38%, due 07/24/42	443,347

350,000	Mosaic Co. (The), 5.45%, due 11/15/33	432,694

350,000	Mosaic Co. (The), 5.63%, due 11/15/43	448,163

350,000	NIKE, Inc., 3.38%, due 03/27/50	376,442

150,000	NOV, Inc., 3.95%, due 12/01/42	144,686

450,000	Office Properties Income Trust, REIT, 4.50%, due 02/01/25	485,176

250,000	ONEOK, Inc., 4.95%, due 07/13/47	280,410

700,000	PacifiCorp, 4.15%, due 02/15/50	815,587

350,000	Plains All American Pipeline LP / PAA Finance Corp., 4.90%, due 02/15/45	361,847

400,000	Procter & Gamble Co. (The), 3.10%, due 08/15/23	426,546

400,000	Sabra Health Care LP, REIT, 5.13%, due 08/15/26	449,603

450,000	Santander Holdings USA, Inc., 3.24%, due 10/05/26	480,683

450,000	Santander Holdings USA, Inc., 3.45%, due 06/02/25	485,259

300,000	Simon Property Group LP, REIT, 4.25%, due 11/30/46	333,413

300,000	Simon Property Group LP, REIT, 3.80%, due 07/15/50	314,660

250,000	Simon Property Group LP, REIT, 4.75%, due 03/15/42	299,081

350,000	Starbucks Corp., 4.45%, due 08/15/49	411,989

400,000	Starbucks Corp., 3.50%, due 11/15/50	406,096

400,000	Synchrony Financial, 4.38%, due 03/19/24	438,409

150,000	Synchrony Financial, 5.15%, due 03/19/29	174,151

400,000	Synchrony Financial, 2.85%, due 07/25/22	409,630

300,000	Synchrony Financial, 4.25%, due 08/15/24	328,728

300,000	Sysco Corp., 6.60%, due 04/01/40	432,071

300,000	Sysco Corp., 6.60%, due 04/01/50	450,904

350,000	Sysco Corp., 5.95%, due 04/01/30	445,829

300,000	Tapestry, Inc., 4.25%, due 04/01/25	326,150

400,000	Thermo Fisher Scientific, Inc., 4.13%, due 03/25/25	445,838

350,000	Thermo Fisher Scientific, Inc., 4.50%, due 03/25/30	412,002

350,000	Union Pacific Corp., 144A, 3.80%, due 04/06/71	361,326

350,000	Union Pacific Corp., 4.10%, due 09/15/67	385,875

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

400,000	United Parcel Service, Inc., 2.35%, due 05/16/22	407,658

300,000	United Parcel Service, Inc., 5.20%, due 04/01/40	394,162

400,000	United Parcel Service, Inc., 3.90%, due 04/01/25	445,323

300,000	Valero Energy Corp., 4.90%, due 03/15/45	354,576

400,000	Valero Energy Partners LP, 4.50%, due 03/15/28	451,656

400,000	Verizon Communications, Inc., 3.38%, due 02/15/25	435,969

350,000	Verizon Communications, Inc., 4.33%, due 09/21/28	402,275

350,000	Verizon Communications, Inc., 3.88%, due 02/08/29	394,745

450,000	ViacomCBS, Inc., 3.50%, due 01/15/25	485,801

400,000	VMware, Inc., 4.50%, due 05/15/25	449,505

400,000	Walt Disney Co. (The), 1.75%, due 01/13/26	411,484

400,000	Walt Disney Co. (The), 2.20%, due 01/13/28	411,404

400,000	Walt Disney Co. (The), 2.65%, due 01/13/31	412,821

150,000	Wells Fargo & Co., Variable Rate, 5.01%, due 04/04/51	197,926

450,000	Welltower, Inc., REIT, 2.80%, due 06/01/31	455,123

350,000	Williams Cos, Inc. (The), 5.75%, due 06/24/44	439,168

400,000	Williams Cos, Inc. (The), 5.10%, due 09/15/45	470,646

400,000	Williams Cos, Inc. (The), 5.40%, due 03/04/44	487,881

		47,727,874

	U.S. Government Agency — 14.0%

4,300,000	Fannie Mae or Freddie Mac, TBA, 2.50%, due 06/14/51	4,451,593

6,100,000	Federal National Mortgage Association, TBA, 2.50%, due 06/17/36	6,367,953

10,100,000	Federal National Mortgage Association, TBA, 3.00%, due 06/14/51	10,548,335

1,300,000	Federal National Mortgage Association, TBA, 3.50%, due 06/14/51	1,372,084

3,400,000	Government National Mortgage Association, TBA, 3.50%, due 06/21/51	3,571,131

	Total U.S. Government Agency	26,311,096

	Total United States	74,038,970

	TOTAL DEBT OBLIGATIONS (COST $82,467,993)	82,821,086

Shares / Par Value †		Description	Value ($)

		INVESTMENT FUNDS — 25.2%

		United States — 25.2%

	112,100	iShares Core S&P 500 ETF	47,266,965

		TOTAL INVESTMENT FUNDS (COST $42,720,499)	47,266,965

		MUTUAL FUNDS — 25.5%

		United States — 25.5%

		Affiliated Issuers

	413,999	GMO Emerging Country Debt Fund, Class IV	10,884,026

	1,228,449	GMO Opportunistic Income Fund, Class VI	31,865,968

	1,007,034	GMO U.S. Treasury Fund	5,075,453

		TOTAL MUTUAL FUNDS (COST $49,311,551)	47,825,447

		SHORT-TERM INVESTMENTS — 18.1%

		Foreign Government Obligations — 13.2%

JPY	2,725,000,000	Japan Treasury Discount Bill, Zero Coupon, due 07/05/21	24,812,417

		Money Market Funds — 1.7%

	3,297,846	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	3,297,846

		U.S. Government — 3.2%

	6,000,000	U.S. Treasury Bill, 0.03%, due 12/02/21(b)(c)	5,999,234

		TOTAL SHORT-TERM INVESTMENTS (COST $33,934,483)	34,109,497

		TOTAL INVESTMENTS — 112.9% (Cost $208,434,526)	212,022,995

		Other Assets and Liabilities (net) — (12.9%)	(24,268,635)

		TOTAL NET ASSETS — 100.0%	$187,754,360

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

A summary of outstanding financial instruments at May 31, 2021 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
08/10/2021	MSCI	AUD	12,291,000	USD	9,524,173	9,360
06/02/2021	MSCI	BRL	9,793,200	USD	1,796,439	(72,599)
07/13/2021	BOA	CHF	710,749	USD	780,000	(11,563)
07/13/2021	MSCI	CHF	12,518,319	USD	13,528,857	(412,837)
08/19/2021	MSCI	CLP	134,077,000	USD	187,222	1,747
07/28/2021	JPM	COP	639,880,000	USD	170,000	(2,027)
07/28/2021	MSCI	COP	998,790,000	USD	260,000	(8,518)
08/17/2021	CITI	CZK	3,972,524	USD	190,000	(997)
06/30/2021	BCLY	EUR	960,000	USD	1,155,412	(19,160)
06/30/2021	BOA	EUR	480,000	USD	578,459	(8,827)
06/30/2021	DB	EUR	210,000	USD	247,243	(9,694)
06/30/2021	JPM	EUR	2,040,000	USD	2,457,892	(38,072)
07/13/2021	BOA	GBP	370,000	USD	512,333	(13,351)
06/14/2021	CITI	HUF	289,224,558	USD	959,548	(59,309)
08/11/2021	CITI	IDR	2,906,440,000	USD	200,000	(2,467)
07/30/2021	BOA	ILS	487,985	USD	150,229	(86)
07/16/2021	BCLY	INR	46,361,900	USD	610,000	(25,009)
07/16/2021	MSCI	INR	18,096,000	USD	240,000	(7,857)
06/09/2021	BOA	JPY	280,982,936	USD	2,570,000	3,593
06/09/2021	MSCI	JPY	73,197,239	USD	670,000	1,440
06/09/2021	SSB	JPY	30,917,757	USD	280,000	(2,393)
07/06/2021	CITI	JPY	2,725,000,000	USD	24,635,349	(259,345)
08/13/2021	CITI	KRW	225,226,000	USD	200,000	(3,193)
08/13/2021	JPM	KRW	192,349,900	USD	170,000	(3,533)
07/21/2021	BOA	MXN	6,226,328	USD	310,000	(775)
06/14/2021	DB	NOK	1,194,878	USD	140,000	(3,695)
06/14/2021	JPM	NOK	12,519,561	USD	1,500,000	(5,591)
08/05/2021	JPM	NZD	3,530,000	USD	2,528,331	(40,525)
08/05/2021	MSCI	NZD	10,490,000	USD	7,527,257	(106,542)
08/19/2021	JPM	PEN	792,330	USD	210,000	2,468
07/21/2021	MSCI	PHP	22,389,520	USD	458,990	(8,935)
08/31/2021	JPM	RON	2,926,620	USD	724,501	(944)
07/15/2021	GS	SGD	332,983	USD	250,000	(1,980)
07/16/2021	BCLY	THB	10,360,350	USD	330,000	(1,642)
07/16/2021	BOA	THB	14,095,680	USD	446,468	(4,744)
07/16/2021	DB	THB	5,979,053	USD	190,000	(1,394)
08/10/2021	JPM	USD	1,210,618	AUD	1,560,000	(2,977)
06/02/2021	CITI	USD	140,000	BRL	770,770	7,102
06/02/2021	JPM	USD	590,000	BRL	3,223,056	25,122
06/02/2021	MSCI	USD	1,070,000	BRL	5,799,374	36,814
09/02/2021	MSCI	USD	1,113,602	BRL	5,954,541	12,393
08/03/2021	GS	USD	1,975,901	CAD	2,431,391	38,340
08/03/2021	JPM	USD	10,421,996	CAD	12,793,000	176,132
07/13/2021	BOA	USD	1,230,000	CHF	1,119,712	17,027
07/13/2021	JPM	USD	1,580,000	CHF	1,454,401	39,771
08/19/2021	MSCI	USD	220,000	CLP	158,620,000	(574)
08/17/2021	JPM	USD	375,919	CZK	7,945,895	6,115
06/30/2021	BCLY	USD	3,353,414	EUR	2,830,000	109,124
06/30/2021	DB	USD	5,961,439	EUR	5,049,000	216,073
07/13/2021	BOA	USD	1,467,230	GBP	1,060,000	38,784

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/13/2021	JPM	USD	2,135,371	GBP	1,530,000	38,404
07/13/2021	MSCI	USD	2,379,346	GBP	1,731,000	80,003
06/14/2021	CITI	USD	370,000	HUF	110,502,526	19,270
06/14/2021	DB	USD	250,000	HUF	71,152,975	652
08/11/2021	JPM	USD	925,324	IDR	13,543,039,000	18,106
07/16/2021	GS	USD	280,000	INR	20,645,520	2,777
07/16/2021	MSCI	USD	503,228	INR	38,255,384	20,748
06/09/2021	BCLY	USD	760,000	JPY	82,561,080	(5,914)
06/09/2021	BOA	USD	950,000	JPY	103,658,804	(3,214)
06/09/2021	JPM	USD	1,090,000	JPY	117,786,817	(14,173)
06/09/2021	MSCI	USD	8,744,352	JPY	946,342,602	(100,766)
08/13/2021	MSCI	USD	868,235	KRW	972,414,317	9,053
07/21/2021	MSCI	USD	1,243,477	MXN	24,896,155	(836)
06/14/2021	BCLY	USD	830,000	NOK	6,999,266	11,725
06/14/2021	JPM	USD	1,160,000	NOK	9,887,870	29,106
06/14/2021	MSCI	USD	2,750,000	NOK	23,288,023	50,597
08/19/2021	JPM	USD	712,164	PEN	2,632,516	(22,638)
07/21/2021	BCLY	USD	210,000	PHP	10,144,260	2,008
08/17/2021	MSCI	USD	45,412	PLN	170,286	1,081
08/12/2021	BCLY	USD	1,244,381	RUB	93,928,520	22,160
08/05/2021	JPM	USD	1,920,000	SEK	16,221,080	37,782
08/05/2021	MSCI	USD	8,803,753	SEK	74,313,363	165,401
07/15/2021	MSCI	USD	338,975	SGD	454,887	5,254
07/28/2021	JPM	USD	245,386	TWD	6,789,521	2,909
07/30/2021	CITI	USD	50,000	ZAR	720,331	1,998
07/30/2021	MSCI	USD	1,058,160	ZAR	15,342,789	49,373

						$21,116

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
22	U.S. Long Bond (CBT)	September 2021	3,443,688	4,552
54	U.S. Treasury Note 10 Yr. (CBT)	September 2021	7,124,625	8,683
125	U.S. Treasury Note 2 Yr. (CBT)	September 2021	27,591,797	5,090
217	U.S. Treasury Note 5 Yr. (CBT)	September 2021	26,875,789	25,343
57	U.S. Treasury Ultra 10 Yr. (CBT)	September 2021	8,262,328	17,482
75	U.S. Ultra Bond (CBT)	September 2021	13,893,750	62,044

			$87,191,977	$123,194

Sales
8	U.S. Treasury Note 2 Yr. (CBT)	September 2021	1,765,875	(581)
13	U.S. Ultra Bond (CBT)	September 2021	2,408,250	(9,383)

			$4,174,125	$(9,964)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
0.25%	3 Month AUD BBSW	AUD	17,500,000	06/16/2023	Quarterly	(11,449)	(15,177)	(3,728)
3 Month AUD BBSW	0.20%	AUD	8,080,000	06/16/2023	Quarterly	—	411	411
0.16%	3 Month AUD BBSW	AUD	4,660,000	06/16/2023	Quarterly	—	2,419	2,419
GBP - SONIA - COMPOUND	0.12%	GBP	45,410,000	06/16/2023	Annually	(1,671)	(41,680)	(40,009)
GBP - SONIA - COMPOUND	0.12%	GBP	13,630,000	06/16/2023	Annually	(1,822)	(10,580)	(8,758)
GBP - SONIA - COMPOUND	0.14%	GBP	5,140,000	06/16/2023	Annually	213	(1,514)	(1,727)
GBP - SONIA - COMPOUND	0.15%	GBP	4,870,000	06/16/2023	Annually	—	359	359
0.65%	3 Month NZD Bank Bill Rate	NZD	36,130,000	06/16/2023	Quarterly	—	(17,932)	(17,932)
0.64%	3 Month NZD Bank Bill Rate	NZD	2,780,000	06/16/2023	Quarterly	(1,046)	(879)	167
3 Month NZD Bank Bill Rate	0.48%	NZD	10,050,000	06/16/2023	Quarterly	(617)	(19,782)	(19,165)
0.50%	3 Month NZD Bank Bill Rate	NZD	7,980,000	06/16/2023	Quarterly	—	13,867	13,867
3 Month NZD Bank Bill Rate	0.55%	NZD	5,780,000	06/16/2023	Quarterly	—	(5,545)	(5,545)
0.02%	3 Month SEK STIBOR	SEK	52,300,000	06/16/2023	Quarterly	—	2,406	2,406
0.71%	3 Month CAD LIBOR	CAD	59,360,000	06/19/2023	Semi-Annually	(2,999)	(18,634)	(15,635)
3 Month CAD LIBOR	0.68%	CAD	15,450,000	06/19/2023	Semi-Annually	624	(2,073)	(2,697)
3 Month CAD LIBOR	0.69%	CAD	5,050,000	06/19/2023	Semi-Annually	—	(343)	(343)
6 Month EURIBOR	(0.45)%	EUR	13,110,000	06/21/2023	Semi-Annually	4,230	4,658	428
(0.50)%	6 Month EURIBOR	EUR	6,700,000	06/21/2023	Semi-Annually	—	5,589	5,589
0.30%	3 Month USD LIBOR	USD	21,030,000	06/21/2023	Quarterly	(9,820)	(29,313)	(19,493)
1.82%	6 Month AUD BBSW	AUD	1,760,000	06/16/2031	Semi-Annually	—	(13,624)	(13,624)
6 Month AUD BBSW	1.90%	AUD	8,180,000	06/16/2031	Semi-Annually	3,939	110,541	106,602
6 Month AUD BBSW	1.89%	AUD	3,790,000	06/16/2031	Semi-Annually	4,128	48,447	44,319
6 Month AUD BBSW	1.78%	AUD	8,250,000	06/16/2031	Semi-Annually	(9,868)	39,751	49,619
6 Month AUD BBSW	1.70%	AUD	1,010,000	06/16/2031	Semi-Annually	—	(1,111)	(1,111)
3 Month CAD LIBOR	1.98%	CAD	33,800,000	06/16/2031	Semi-Annually	432	161,546	161,114
3 Month CAD LIBOR	1.97%	CAD	8,560,000	06/16/2031	Semi-Annually	2,657	34,280	31,623
3 Month CAD LIBOR	2.04%	CAD	15,820,000	06/16/2031	Semi-Annually	5	150,995	150,990
1.97%	3 Month CAD LIBOR	CAD	950,000	06/16/2031	Semi-Annually	—	(4,136)	(4,136)
2.00%	3 Month CAD LIBOR	CAD	940,000	06/16/2031	Semi-Annually	—	(6,168)	(6,168)
2.00%	3 Month CAD LIBOR	CAD	3,040,000	06/16/2031	Semi-Annually	—	(20,771)	(20,771)
1.95%	3 Month CAD LIBOR	CAD	2,890,000	06/16/2031	Semi-Annually	(445)	(6,535)	(6,090)
6 Month CHF LIBOR	0.03%	CHF	4,650,000	06/16/2031	Semi-Annually	(5,129)	(5,056)	73
6 Month CHF LIBOR	0.04%	CHF	1,040,000	06/16/2031	Semi-Annually	—	(779)	(779)
6 Month CHF LIBOR	0.10%	CHF	1,150,000	06/16/2031	Semi-Annually	—	6,995	6,995
0.73%	GBP - SONIA - COMPOUND	GBP	14,450,000	06/16/2031	Annually	4,779	102,399	97,620
0.77%	GBP - SONIA - COMPOUND	GBP	13,430,000	06/16/2031	Annually	29,038	18,349	(10,689)
0.80%	GBP - SONIA - COMPOUND	GBP	11,890,000	06/16/2031	Annually	(6,432)	(32,803)	(26,371)
GBP - SONIA - COMPOUND	0.82%	GBP	1,980,000	06/16/2031	Annually	—	11,452	11,452
0.78%	GBP - SONIA - COMPOUND	GBP	1,020,000	06/16/2031	Annually	—	(710)	(710)
GBP - SONIA - COMPOUND	0.81%	GBP	940,000	06/16/2031	Annually	—	4,791	4,791
1.90%	3 Month NZD Bank Bill Rate	NZD	2,180,000	06/16/2031	Quarterly	(1,258)	18,434	19,692
3 Month NZD Bank Bill Rate	2.12%	NZD	4,650,000	06/16/2031	Quarterly	—	29,657	29,657
3 Month NZD Bank Bill Rate	2.10%	NZD	3,740,000	06/16/2031	Quarterly	—	19,702	19,702
3 Month NZD Bank Bill Rate	2.05%	NZD	1,580,000	06/16/2031	Quarterly	9,800	2,796	(7,004)
3 Month NZD Bank Bill Rate	2.00%	NZD	8,400,000	06/16/2031	Quarterly	5,212	(12,824)	(18,036)
3 Month NZD Bank Bill Rate	1.94%	NZD	1,100,000	06/16/2031	Quarterly	—	(6,711)	(6,711)
3 Month NZD Bank Bill Rate	1.89%	NZD	640,000	06/16/2031	Quarterly	—	(6,058)	(6,058)
1.93%	3 Month NZD Bank Bill Rate	NZD	1,260,000	06/16/2031	Quarterly	—	8,366	8,366
3 Month SEK STIBOR	0.80%	SEK	10,800,000	06/16/2031	Quarterly	—	(3,455)	(3,455)
6 Month EURIBOR	0.06%	EUR	2,040,000	06/18/2031	Semi-Annually	(3,094)	(16,155)	(13,061)
0.03%	6 Month EURIBOR	EUR	7,290,000	06/18/2031	Semi-Annually	15,690	88,172	72,482
0.02%	6 Month EURIBOR	EUR	3,290,000	06/18/2031	Semi-Annually	14,789	43,354	28,565
0.05%	6 Month EURIBOR	EUR	12,380,000	06/18/2031	Semi-Annually	(17,333)	114,887	132,220
0.05%	6 Month EURIBOR	EUR	1,930,000	06/18/2031	Semi-Annually	4,323	18,340	14,017
6 Month EURIBOR	0.15%	EUR	840,000	06/18/2031	Semi-Annually	—	2,910	2,910
6 Month EURIBOR	0.16%	EUR	840,000	06/18/2031	Semi-Annually	—	2,962	2,962
3 Month USD LIBOR	1.69%	USD	3,820,000	06/18/2031	Quarterly	1,621	47,415	45,794
1.65%	3 Month USD LIBOR	USD	29,980,000	06/18/2031	Quarterly	(97,782)	(257,831)	(160,049)
1.58%	3 Month USD LIBOR	USD	330,000	06/18/2031	Quarterly	(476)	(636)	(160)

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.62%	3 Month USD LIBOR	USD	200,000	06/18/2031	Quarterly	—	(1,139)	(1,139)
3 Month USD LIBOR	1.53%	USD	1,140,000	06/18/2031	Quarterly	214	(3,234)	(3,448)
3 Month USD LIBOR	1.59%	USD	1,160,000	06/18/2031	Quarterly	—	3,066	3,066
3 Month USD LIBOR	1.59%	USD	1,160,000	06/18/2031	Quarterly	—	2,789	2,789

						$(69,547)	$558,917	$628,464

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on iShares Core S&P 500 ETF	1 Month USD LIBOR plus a spread of 0.17%	GS	USD	21,912,516	06/02/2021	At Maturity	—	(93,732)	(93,732)
Total Return on iShares Core S&P 500 ETF	1 Month USD LIBOR plus a spread of 0.16%	GS	USD	24,706,354	06/18/2021	At Maturity	—	(549,249)	(549,249)

							$—	$(642,981)	$(642,981)

As of May 31, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2021.

(b)	The rate shown represents yield-to-maturity.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

The rates shown on variable rate notes are the current interest rates at May 31, 2021, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

ETF- Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

REIT - Real Estate Investment Trust

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SONIA - Sterling Overnight Interbank Average Rate

TBA - To Be Announced - Delayed Delivery Security

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 78.4%

	Asset-Backed Securities — 65.7%

	CMBS Collateralized Debt Obligations — 0.5%

13,254	ARCap 2005-1 Resecuritization Trust, Series 05-1A, Class A, 144A, 5.45%, due 12/21/42	13,254

8,586,000	ARCap 2005-1 Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	3,935,823

135,222	Capitalsource Real Estate Loan Trust, Series 06-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 0.39%, 0.58%, due 01/20/37(a)	133,193

1,195,576	GS Mortgage Securities Corp., Series 06-CC1, Class A, 144A, Variable Rate, 5.33%, due 03/21/46	1,087,974

	Total CMBS Collateralized Debt Obligations	5,170,244

	Collateralized Debt Obligations — 1.6%

4,320,000	JFIN CLO Ltd., Series 12-1A, Class BR, 144A, Variable Rate, 3 mo. LIBOR + 2.35%, 2.54%, due 07/20/28	4,320,052

11,149,005	OZLM VII Ltd., Series 14-7RA, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.01%, 1.20%, due 07/17/29	11,152,796

	Total Collateralized Debt Obligations	15,472,848

	Collateralized Loan Obligations — 10.4%

1,259,600	610 Funding CLO 3 Ltd., Series 18-3A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 1.65%, 1.84%, due 07/17/28	1,259,666

5,718,682	Apex Credit CLO II Ltd., Series 15-2A, Class DR, 144A, Variable Rate, 3 mo. LIBOR + 3.20%, 3.39%, due 10/17/26	5,682,506

1,905,000	Apex Credit CLO II Ltd., Series 15-2A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 1.90%, 2.09%, due 10/17/26	1,891,299

4,158,000	B&M CLO 2014-1 Ltd., Series 14-1A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.60%, 2.78%, due 04/16/26	4,158,628

1,058,603	Catamaran CLO Ltd., Series 13-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 1.03%, due 01/27/28	1,058,636

6,093,000	Crestline Denali CLO XVI Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 1.31%, due 01/20/30	6,083,391

2,394,579	Flagship CLO VIII Ltd., Series 14-8A, Class BRR, 144A, Variable Rate, 3 mo. LIBOR + 1.40%, 1.58%, due 01/16/26	2,391,938

8,332,299	Gallatin CLO IX 2018-1 Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.05%, 1.24%, due 01/21/28	8,333,024

2,518,266	Halcyon Loan Advisors Funding Ltd., Series 14-3A, Class B1R, 144A, Variable Rate, 3 mo. LIBOR + 1.70%, 1.88%, due 10/22/25	2,518,520

6,810,000	Hull Street CLO Ltd., Series 14-1A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.70%, 2.89%, due 10/18/26	6,809,905

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Collateralized Loan Obligations — continued

1,330,850	JFIN CLO Ltd., Series 15-1A, Class DR, 144A, Variable Rate, 3 mo. LIBOR + 2.65%, 2.83%, due 03/15/26	1,321,695

1,465,400	Madison Park Funding XII Ltd., Series 14-12A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.35%, 2.54%, due 07/20/26	1,467,003

4,161,000	Man GLG US CLO, Series 18-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.14%, 1.33%, due 04/22/30	4,159,573

3,906,000	Northwoods Capital XVII Ltd., Series 18-17A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.06%, 1.24%, due 04/22/31	3,872,631

1,991,025	Saranac CLO III Ltd., Series 14-3A, Class ALR, 144A, Variable Rate, 3 mo. LIBOR + 1.60%, 1.79%, due 06/22/30	1,991,280

2,000,000	Telos CLO 2013-3 Ltd., Series 13-3A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.60%, 2.79%, due 07/17/26	1,998,404

7,737,500	Telos CLO Ltd., Series 14-5A, Class BR, 144A, Variable Rate, 3 mo. LIBOR + 1.48%, 1.67%, due 04/17/28	7,722,659

4,993,200	Venture 32 CLO Ltd., Series 18-32A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 1.29%, due 07/18/31	4,987,767

3,914,794	Venture XXIII CLO Ltd., Series 16-23A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.07%, 1.26%, due 07/19/28	3,915,123

1,527,999	Voya CLO Ltd., Series 14-3A, Class A2A, 144A, Variable Rate, 3 mo. LIBOR + 1.90%, 2.08%, due 07/25/26	1,529,541

4,919,467	Wellfleet CLO Ltd., Series 15-1A, Class AR3,144A, Variable Rate, 3 mo. LIBOR + 1.28%, 1.47%, due 07/20/29	4,919,738

4,057,600	WhiteHorse VIII Ltd., Series 14-1A, Class DR, 144A, Variable Rate, 3 mo. LIBOR + 3.45%, 3.63%, due 05/01/26	4,056,768

3,121,900	Whitehorse XII Ltd., Series 18-12A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.25%, 1.43%, due 10/15/31	3,114,982

6,750,000	Zais CLO 1 Ltd., Series 14-1A, Class A1BR, 144A, Variable Rate, 3 mo. LIBOR + 1.50%, 1.68%, due 04/15/28	6,751,498

6,915,642	Zais CLO 1 Ltd., Series 14-1A, Class A1AR, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 1.33%, due 04/15/28	6,918,014

1,303,937	Zais CLO 2 Ltd., Series 14-2A, Class A2R, 144A, Variable Rate, 3 mo. LIBOR + 1.85%, 2.03%, due 07/25/26	1,304,249

1,855,001	Zais CLO 8 Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 1.13%, due 04/15/29	1,841,794

	Total Collateralized Loan Obligations	102,060,232

	Commercial Mortgage-Backed Securities — 12.1%

10,000,000	BAMLL Commercial Mortgage Securities Trust, Series 19-BPR, Class ANM, 144A, 3.11%, due 11/05/32(b)	10,425,000

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Commercial Mortgage-Backed Securities — continued

8,448,000	Barclays Commercial Mortgage Trust, Series 18-CHRS, Class E, 144A, Variable Rate, 4.27%, due 08/05/38	7,359,772

3,000,000	BX Commercial Mortgage Trust, Series 20-VIV4, Class A, 144A, 2.84%, due 03/09/44	3,106,655

8,000,000	BX Commercial Mortgage Trust, Series 20-VIVA, Class D, 144A, Variable Rate, 3.55%, due 03/11/44	8,191,362

4,305,000	BX Trust, Series 19-OC11, Class C, 144A, 3.86%, due 12/09/41	4,644,377

5,000,000	BX Trust, Series 19-OC11, Class E, 144A, Variable Rate, 4.08%, due 12/09/41	5,219,352

160,364	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFL, Variable Rate, 1 mo. LIBOR + 0.25%, 0.35%, due 04/15/37	160,225

126,698	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFX, 4.88%, due 04/15/37	128,373

6,372,761	CSAIL Commercial Mortgage Trust, Series 15-C3, Class A4, 3.72%, due 08/15/48	6,999,572

6,749,037	CSAIL Commercial Mortgage Trust, Series 16-C5, Class A5, 3.76%, due 11/15/48	7,430,919

356,453	LB Commercial Conduit Mortgage Trust, Series 98-C1, Class K, 144A, 6.30%, due 02/18/30	358,159

1,261,810	LB-UBS Commercial Mortgage Trust, Series 04-C6, Class K, 144A, Variable Rate, 6.31%, due 08/15/36	1,282,297

2,231,850	Merrill Lynch Mortgage Investors Trust, Series 98-C1, Class F, Variable Rate, 6.25%, due 11/15/26	2,268,449

4,213,000	MKT Mortgage Trust, Series 20-525M, Class E, 144A, Variable Rate, 2.94%, due 02/12/40	4,026,992

2,505,000	MKT Mortgage Trust, Series 20-525M, Class F, 144A, Variable Rate, 2.94%, due 02/12/40	2,270,396

3,710,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 13-C10, Class A4, Variable Rate, 4.08%, due 07/15/46	3,910,315

5,268,100	UBS Commercial Mortgage Trust, Series 18-C9, Class A4, Variable Rate, 4.12%, due 03/15/51	5,949,333

15,433,000	UBS Commercial Mortgage Trust, Series 18-C12, Class A5, 4.30%, due 08/15/51	17,627,907

7,630,000	Union Station District of Columbia, Series 2018-USDC, Class E, 144A, Variable Rate, 4.49%, due 05/13/38	6,507,502

2,550,000	WaMu Commercial Mortgage Securities Trust, Series 06-SL1, Class E, 144A, Variable Rate, 1.84%, due 11/23/43	2,520,016

8,270,894	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class G, 144A, Variable Rate, 2.54%, due 03/23/45	8,297,404

1,717,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class D, 144A, Variable Rate, 3.55%, due 04/16/35(b)	1,717,000

8,563,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class F, 144A, Variable Rate, 3.55%, due 04/16/35(b)	8,284,702

	Total Commercial Mortgage-Backed Securities	118,686,079

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — 6.8%

860,642	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + 0.28%, 0.37%, due 02/25/36	196,385

18,310,183	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. LIBOR + 0.36%, 0.45%, due 02/25/36	799,478

13,743,281	BankAmerica Manufactured Housing Contract Trust, Series 98-1, Class B2, Variable Rate, 8.00%, due 08/10/25	6,682,820

4,806,700	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	4,558,628

8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/15/29	2,011,149

2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	777,413

319,709	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + 0.32%, 0.41%, due 02/25/37	294,000

4,340,989	Conseco Finance Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	4,443,721

2,673,742	Conseco Finance Corp., Series 97-5, Class B1, Variable Rate, 6.97%, due 05/15/29	2,654,778

2,999,888	Conseco Finance Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	2,953,153

5,122,462	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	5,050,246

1,248,376	Corevest American Finance Trust, Series 21-1, Class A, 144A, 1.57%, due 04/15/53	1,251,947

1,024,180	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + 0.50%, 0.59%, due 10/25/34	977,874

5,127,664	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 7.00%, due 09/25/37	5,075,448

4,399,172	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, 5.61%, due 09/25/35	476,225

28,933,241	Home Equity Mortgage Loan Asset-Backed Trust, Series 06-A, Class A, Variable Rate, 1 mo. LIBOR + 0.26%, 0.35%, due 06/25/36	1,082,899

11,162,713	Home Loan Trust, Series 06-HI4, Class A4, Step Up, 5.72%, due 09/25/36	6,515,593

11,151,925	Home Loan Trust, Series 07-HI1, Class A4, Step Up, due 03/25/37	4,054,338

3,899,326	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + 0.32%, 0.41%, due 03/25/36	491,438

360,930	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 0.34%, due 02/26/34	312,161

13,873,188	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. LIBOR + 0.20%, 0.29%, due 03/25/36	718,467

7,913,551	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. LIBOR + 0.34%, 0.43%, due 03/25/36	411,830

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

21,098,397	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. LIBOR + 0.40%, 0.49%, due 03/25/36	1,097,878

402,412	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. LIBOR + 0.90%, 0.99%, due 08/25/35	684,309

1,579,801	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	1,620,914

1,677,938	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	1,764,643

4,324,939	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	3,480,438

10,422,167	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	3,990,108

1,066,201	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	832,626

663,491	Oakwood Mortgage Investors, Inc., Series 01-E, Class A3, 5.69%, due 12/15/31	676,218

	Total Residential Mortgage-Backed Securities — Other	65,937,125

	Residential Mortgage-Backed Securities — Performing Loans — 0.5%

4,648,576	Ajax Mortgage Loan Trust, Series 21-A, Class A1, 144A, Variable Rate, 1.07%, due 09/25/65	4,626,791

	Residential Mortgage-Backed Securities — Prime — 4.9%

9,041,763	American Home Mortgage Assets Trust, Series 06-4, Class 1A12, Variable Rate, 1 mo. LIBOR + 0.21%, 0.30%, due 10/25/46	6,031,989

809,906	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, U.S. Treasury Yield 1 Year CMT + 2.30%, 2.41%, due 10/25/35	825,368

4,692,274	CSMC Mortgage-Backed Trust, Series 07-4, Class 2A1, 6.00%, due 06/25/37	3,725,523

1,932,341	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 3.00%, due 12/25/36	1,852,563

1,303,877	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 3.04%, due 03/25/37	1,238,332

9,826,832	IndyMac INDX Mortgage Loan Trust, Series 06-AR2, Class 1A1A, Variable Rate, 1 mo. LIBOR + 0.44%, 0.53%, due 04/25/46	9,302,594

1,806,735	Morgan Stanley Mortgage Loan Trust, Series 06-2, Class 6A, 6.50%, due 02/25/36	1,292,983

777,213	RFMSI Trust, Series 05-SA4, Class 2A2, Variable Rate, 3.30%, due 09/25/35	756,025

6,292,388	Structured Adjustable Rate Mortgage Loan Trust, Series 05-9, Class 2A2A, Variable Rate, 12 MTA + 1.40%, 1.53%, due 05/25/35	5,318,349

1,054,083	WaMu Mortgage Pass-Through Certificates, Series 05-AR10, Class 1A3, Variable Rate, 3.09%, due 09/25/35	1,085,672

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Prime — continued

1,329,947	WaMu Mortgage Pass-Through Certificates, Series 06-AR19, Class 2A, Variable Rate, COFI + 1.25%, 1.63%, due 01/25/47	1,320,227

2,958,185	Washington Mutual Mortgage Pass-Through Certificates, Series 05-4, Class CB3, Variable Rate, 1 mo. LIBOR + 0.45%, 0.54%, due 06/25/35	2,490,783

12,761,486	Washington Mutual Mortgage Pass-Through Certificates, Series 07-5, Class A6, 6.00%, due 06/25/37	13,078,962

	Total Residential Mortgage-Backed Securities — Prime	48,319,370

	Residential Mortgage-Backed Securities — Subprime — 2.2%

1,788,863	Asset Backed Funding Certificates, Series 05-AQ1, Class A5, Step Up, 4.59%, due 06/25/35	1,866,662

2,162,705	BCAP LLC, Series 14-RR2, Class 11A3, 144A, Variable Rate, 0.27%, due 05/26/37	2,092,897

492,898	Bear Stearns Asset Backed Securities I Trust, Series 07-AQ1, Class A1, Variable Rate, 1 mo. LIBOR + 0.11%, 0.20%, due 04/25/31 (b)	3,825,677

377,888	Bear Stearns Asset Backed Securities I Trust, Series 05-TC2, Class M3, Variable Rate, 1 mo. LIBOR + 1.08%, 1.17%, due 08/25/35	377,818

3,296,075	Bear Stearns Asset Backed Securities I Trust, Series 05-TC2, Class M4, Variable Rate, 1 mo. LIBOR + 1.88%, 1.97%, due 08/25/35	3,315,580

3,822,018	Bravo Mortgage Asset Trust, Series 06-1A, Class M1,144A, Variable Rate, 1 mo. LIBOR + 0.40%, 0.49%, due 07/25/36	3,561,365

971,679	Carrington Mortgage Loan Trust, Series 07-RFC1, Class A3, Variable Rate, 1 mo. LIBOR + 0.14%, 0.23%, due 12/25/36	938,780

1,334,935	CHL Mortgage Pass-Through Trust, Series 04-HYB6, Class A2, Variable Rate, 2.77%, due 11/20/34	1,377,074

3,984,111	First Franklin Mortgage Loan Trust, Series 06-FF12, Class A1, Variable Rate, 1 mo. LIBOR + 0.11%, 0.20%, due 09/25/36	3,779,999

	Total Residential Mortgage-Backed Securities — Subprime	21,135,852

	Residential Mortgage-Backed Securities — Alt-A — 1.2%

563,651	Alternative Loan Trust, Series 04-J11, Class 1CB1, 5.50%, due 11/25/34	588,978

1,887,370	Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. LIBOR + 0.70%, 0.79%, due 05/25/36	844,623

1,865,267	Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. LIBOR + 0.70%, 0.79%, due 10/25/36	770,118

2,612,896	Bear Stearns Asset Backed Securities I Trust, Series 04-AC5, Class A1, Step Up, 5.75%, due 10/25/34	2,633,312

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Alt-A — continued

4,468,504	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 2.92%, due 07/25/36	3,048,162

481,140	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 6.05%, due 02/26/37	488,945

3,092,884	RBSSP Resecuritization Trust, Series 09-6, Class 12A4, 144A, Variable Rate, 5.50%, due 05/26/35	3,092,065

	Total Residential Mortgage-Backed Securities — Alt-A	11,466,203

	Small Balance Commercial Mortgages — 7.9%

2,521,778	Bayview Commercial Asset Trust, Series 06-1A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.54%, 0.63%, due 04/25/36	2,389,127

342,471	Bayview Commercial Asset Trust, Series 04-1, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.84%, 0.93%, due 04/25/34	342,186

310,159	Bayview Commercial Asset Trust, Series 04-1, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 1.80%, 1.89%, due 04/25/34	310,042

344,704	Bayview Commercial Asset Trust, Series 04-1, Class B, 144A, Variable Rate, 1 mo. LIBOR + 2.85%, 2.94%, due 04/25/34	344,678

4,252,121	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.47%, 0.56%, due 08/25/35	4,075,212

2,080,885	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.59%, 0.68%, due 01/25/36	2,006,759

1,111,870	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.57%, 0.66%, due 04/25/36	1,028,293

1,643,129	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.35%, 0.44%, due 07/25/36	1,576,777

3,361,041	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.42%, 0.51%, due 07/25/36	3,235,025

4,094,975	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 0.34%, due 10/25/36	3,915,557

11,971,604	Bayview Commercial Asset Trust, Series 06-SP2, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.28%, 0.37%, due 01/25/37	11,571,115

2,149,616	Bayview Commercial Asset Trust, Series 07-1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.22%, 0.31%, due 03/25/37	2,071,603

1,734,726	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.24%, 0.33%, due 07/25/37	1,666,278

6,911,325	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 0.36%, due 07/25/37	6,580,928

521,092	Bayview Commercial Asset Trust, Series 07-6A, Class A3B, 144A, Variable Rate, 1 mo. LIBOR + 0.85%, 0.94%, due 12/25/37	520,753

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Small Balance Commercial Mortgages — continued

4,459,556	Bayview Commercial Asset Trust, Series 07-6A, Class A3A, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 1.34%, due 12/25/37	4,463,316

39,762,036	FRESB Mortgage Trust, Series 20-SB76, Class X1, IO, Variable Rate, 1.20%, due 05/25/30	2,865,630

41,998,585	FRESB Mortgage Trust, Series 20-SB77, Class X1, IO, Variable Rate, 1.09%, due 06/25/40	2,699,287

2,467,604	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 1.09%, due 09/25/30	2,408,954

2,975,122	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.53%, 0.62%, due 04/25/31	2,937,679

2,022,599	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 1.09%, due 04/25/31	1,925,611

815,419	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-2A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 0.39%, 0.48%, due 09/25/36	802,675

4,300,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.40%, 0.49%, due 06/25/37	4,199,207

3,300,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class M1, 144A, Variable Rate, 4.58%, due 10/25/37	3,383,799

2,335,159	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class AJ, 144A, Variable Rate, 4.58%, due 10/25/37	2,352,777

1,554,283	Lehman XS Trust, Series 07-15N, Class 2A1, Variable Rate, 1 mo. LIBOR + 0.25%, 0.34%, due 08/25/37	1,503,452

2,690,455	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class D, 144A, Variable Rate, 2.51%, due 12/27/49	2,709,685

3,176,664	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class E, 144A, Variable Rate, 2.66%, due 12/27/49	3,166,728

	Total Small Balance Commercial Mortgages	77,053,133

	Student Loans — Federal Family Education Loan Program — 5.6%

3,721,063	AccessLex Institute, Series 04-2, Class A3, Variable Rate, 3 mo. LIBOR + 0.19%, 0.37%, due 10/25/24	3,695,537

9,243,278	AccessLex Institute, Series 04-2, Class B, Variable Rate, 3 mo. LIBOR + 0.70%, 0.88%, due 01/25/43	8,169,842

7,008,377	AccessLex Institute, Series 07-1, Class A4, Variable Rate, 3 mo. LIBOR + 0.06%, 0.24%, due 01/25/23	6,933,419

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Federal Family Education Loan Program — continued

3,809,575	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + 0.32%, 0.51%, due 03/28/35 (a)	3,393,485

7,094,241	SLC Student Loan Trust, Series 08-2, Class A4, Variable Rate, 3 mo. LIBOR + 0.90%, 1.08%, due 06/15/21	6,986,625

11,020,601	SLM Student Loan Trust, Series 08-4, Class A4, Variable Rate, 3 mo. LIBOR + 1.65%, 1.83%, due 07/25/22	11,122,366

8,137,178	SLM Student Loan Trust, Series 08-5, Class A4, Variable Rate, 3 mo. LIBOR + 1.70%, 1.88%, due 07/25/23	8,235,215

5,797,986	SLM Student Loan Trust, Series 08-9, Class A, Variable Rate, 3 mo. LIBOR + 1.50%, 1.68%, due 04/25/23	5,846,637

	Total Student Loans — Federal Family Education Loan Program	54,383,126

	Student Loans — Private — 12.0%

2,970,956	Access Group Inc, Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + 0.80%, 0.98%, due 07/25/34	2,880,779

9,762,831	KeyCorp Student Loan Trust, Series 06-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.48%, 0.67%, due 12/27/41	9,726,171

1,769,334	KeyCorp Student Loan Trust, Series 04-A, Class 2C, Variable Rate, 3 mo. LIBOR + 0.80%, 0.98%, due 04/28/42	1,761,175

5,622,500	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, 3 mo. LIBOR + 1.25%, 1.43%, due 07/28/42	5,244,638

916,013	L2L Education Loan Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 0.50%, 0.60%, due 10/15/28	904,055

8,775,000	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 7-DayAuc + 0.00%, due 03/31/38(b)	2,676,375

3,275,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R6, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38(b)	974,313

7,625,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R7, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38(b)	2,268,438

7,109,593	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 0.40%, due 05/25/32	6,905,764

4,774,403	National Collegiate Student Loan Trust, Series 07-2, Class A4, Variable Rate, 1 mo. LIBOR + 0.29%, 0.38%, due 01/25/33	4,435,523

12,137,058	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. LIBOR + 0.35%, 0.44%, due 03/25/33	11,775,104

7,450,693	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. LIBOR + 0.37%, 0.46%, due 06/25/33	7,268,514

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Private — continued

17,828,845	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 0.40%, due 10/25/33	16,564,873

3,256,000	National Collegiate Student Loan Trust, Series 04-2, Class B, Variable Rate, 1 mo. LIBOR + 0.54%, 0.63%, due 12/26/33	3,156,384

25,000	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38(a)	20,000

75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38(a)	60,750

5,000,000	Nelnet Student Loan Trust, Series 21-A, Class APT1, 144A, 1.36%, due 04/20/62	5,008,321

5,411,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 28-DayAuct + 0.00%, due 06/15/32(b)	5,411,000

2,750,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 28-DayAuct + 0.00%, due 09/15/32(b)	2,750,000

5,400,350	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. LIBOR + 1.60%, 1.78%, due 09/15/32	1,964,708

9,000,000	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.43%, 0.61%, due 09/15/33	8,781,594

998,665	SLM Private Credit Student Loan Trust, Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + 0.28%, 0.46%, due 12/15/38	997,128

3,905,140	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. LIBOR + 0.29%, 0.47%, due 06/15/39	3,795,083

2,848,316	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.33%, 0.51%, due 06/15/39	2,775,097

2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. LIBOR + 0.39%, 0.57%, due 12/15/39	2,360,559

6,989,400	Towd Point Asset Trust, Series 18-SL1, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.05%, 1.14%, due 01/25/46	6,870,974

	Total Student Loans — Private	117,337,320

	Total Asset-Backed Securities	641,648,323

	Corporate Debt — 0.9%

	Airlines — 0.9%

2,817,500	American Airlines 2017-1 Class AA Pass Through Trust, 3.65%, due 02/15/29	2,883,303

1,557,998	American Airlines 2017-2 Class AA Pass Through Trust, 3.35%, due 04/15/31	1,568,998

3,770,452	Hawaiian Airlines 2020-1 Class A Pass Through Certificates, 144A, 7.38%, due 09/15/27	4,288,010

	Total Airlines	8,740,311

	Total Corporate Debt	8,740,311

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Par Value† / Shares	Description	Value ($)

	U.S. Government — 9.2%

30,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 0.05%, due 04/30/23	30,002,358

30,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.06%, 0.07%, due 10/31/22	30,016,416

30,000,000	U.S. Treasury Note, 0.13%, due 11/30/22	30,008,203

	Total U.S. Government	90,026,977

	U.S. Government Agency — 2.6%

3,950,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR - 0.02%, 0.16%, due 02/01/25 (b)	3,858,078

4,125,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + 0.15%, 0.33%, due 10/29/26 (b)	4,000,169

1,762,500	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR + 0.00%, 0.18%, due 07/01/23 (b)	1,739,425

15,360,000	Fannie Mae or Freddie Mac, TBA, 2.50%, due 06/14/51	15,901,503

	Total U.S. Government Agency	25,499,175

	TOTAL DEBT OBLIGATIONS (COST $794,355,803)	765,914,786

	MUTUAL FUNDS — 1.1%

	United States — 1.1%

	Affiliated Issuers — 1.1%

2,183,242	GMO U.S. Treasury Fund	11,003,541

	TOTAL MUTUAL FUNDS (COST $11,003,541)	11,003,541

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 19.2%

	Money Market Funds — 1.1%

10,767,311	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01%(c)	10,767,311

	U.S. Government — 18.1%

3,000,000	U.S. Treasury Bill, 0.02%, due 12/02/21 (d)(e)	2,999,617

55,000,000	U.S. Treasury Bill, 0.03%, due 12/30/21 (d)(e)	54,991,093

97,000,000	U.S. Treasury Bill, 0.02%, due 01/27/22 (e)	96,983,833

15,000,000	U.S. Treasury Bill, 0.02%, due 02/24/22 (e)	14,997,348

7,000,000	U.S. Treasury Bill, 0.03%, due 04/21/22 (e)	6,997,931

	Total U.S. Government	176,969,822

	TOTAL SHORT-TERM INVESTMENTS (COST $187,679,166)	187,737,133

	TOTAL INVESTMENTS — 98.7% (Cost $993,038,510)	964,655,460

	SECURITIES SOLD SHORT — (6.2)%

	DEBT OBLIGATIONS — (6.2)%

	U.S. Government Agency — (6.2)%

(60,000,000)	Fannie Mae or Freddie Mac, TBA, 2.00%, due 06/14/51	(60,605,872)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $60,533,056)	(60,605,872)

	Other Assets and Liabilities (net) — 7.5%	73,734,317

	TOTAL NET ASSETS — 100.0%	$977,783,905

A summary of outstanding financial instruments at May 31, 2021 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/21/2021	BOA	EUR	22,211	USD	26,620	(550)
06/21/2021	MSCI	EUR	2,641,070	USD	3,166,511	(64,301)
06/21/2021	MSCI	USD	2,878,113	EUR	2,400,528	58,444

						$(6,407)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
405	U.S. Treasury Note 5 Yr. (CBT)	September 2021	50,159,883	47,299
270	U.S. Treasury Note 10 Yr. (CBT)	September 2021	35,623,125	43,414
312	U.S. Treasury Ultra 10 Yr. (CBT)	September 2021	45,225,375	95,690
1	U.S. Ultra Bond (CBT)	September 2021	185,250	846

			$131,193,633	$187,249

Sales
40	U.S. Treasury Note 2 Yr. (CBT)	September 2021	$8,829,375	$(2,903)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/Notional Amount		Floating Rate Index	Pay/ Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps – Puts
CDX.NA.IGS.36.V1-5Y	BCLY	62.50%	07/21/21	USD	(64,810,000)	Fixed Spread	Pay	(43,763)
CDX.NA.HYS.36.V1-5Y	GS	106.00%	07/21/21	USD	(15,902,400)	Fixed Spread	Pay	(42,952)
CDX.NA.IGS.36.V1-5Y	GS	67.50%	08/18/21	USD	(66,260,000)	Fixed Spread	Pay	(60,724)

				TOTAL WRITTEN OPTIONS ON CREDIT DEFAULT SWAPS – PUTS (Premiums $281,600)				$(147,439)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread(1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract(2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
ITRAXX.XOVERS.30.V3-5Y	EUR	21,745,573	5.00%	1.49%	N/A	12/20/2023	Quarterly	(2,273,176)	(2,357,312)	(84,136)
CDX.NA.IGS.33.V1-5Y	USD	49,070,000	1.00%	0.46%	N/A	12/20/2024	Quarterly	(417,804)	(944,499)	(526,695)
ITRAXX.EUROPES.32.V1-5Y	EUR	29,470,000	1.00%	0.37%	N/A	12/20/2024	Quarterly	(859,948)	(810,923)	49,025
ITRAXX.EUROPES.34.V1-5Y	EUR	20,633,760	1.00%	0.42%	N/A	12/20/2025	Quarterly	(648,690)	(668,323)	(19,633)
CDX.NA.HYS.36.V1-5Y	USD	15,902,400	5.00%	2.88%	N/A	06/20/2026	Quarterly	(1,439,962)	(1,541,658)	(101,696)
CDX.NA.IGS.36.V1-5Y	USD	131,070,000	1.00%	0.51%	N/A	06/20/2026	Quarterly	(3,095,309)	(3,203,351)	(108,042)
Sell Protection^:
CDX.NA.IGS.28.V1-5Y	USD	17,200,000	1.00%	0.25%	17,200,000 USD	06/20/2022	Quarterly	300,982	139,097	(161,885)
CDX.NA.HYS.33.V3-5Y	USD	2,300,650	5.00%	2.13%	2,300,650 USD	12/20/2024	Quarterly	78,900	224,640	145,740

								$(8,355,007)	$(9,162,329)	$(807,322)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread(1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract(2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.27.V2-5Y	JPM	USD	4,300,000	5.00%	0.25%	N/A	12/20/2021	Quarterly	(11,825)	(116,747)	(104,922)
CDX.NA.HYS.27.V2-5Y	GS	USD	4,458,000	5.00%	0.25%	N/A	12/20/2021	Quarterly	11,145	(121,036)	(132,181)
D.R. Horton, Inc.	BCLY	USD	17,200,000	1.00%	0.11%	N/A	06/20/2022	Quarterly	(165,250)	(163,768)	1,482
CDX.NA.HYS.29.V1-5Y	JPM	USD	6,425,250	5.00%	1.79%	N/A	12/20/2022	Quarterly	(282,711)	(324,396)	(41,685)
CDX.NA.HYS.29.V1-5Y	MORD	USD	3,450,800	5.00%	1.79%	N/A	12/20/2022	Quarterly	(188,414)	(174,223)	14,191
CDX.NA.HYS.29.V1-5Y	JPM	USD	870,000	5.00%	1.79%	N/A	12/20/2022	Quarterly	(51,765)	(43,924)	7,841
Navient Corp.	GS	USD	2,700,000	5.00%	1.59%	N/A	12/20/2022	Quarterly	(277,471)	(143,426)	134,045
Navient Corp.	BCLY	USD	2,082,800	5.00%	1.59%	N/A	12/20/2022	Quarterly	(160,628)	(110,641)	49,987
Navient Corp.	BCLY	USD	3,435,200	5.00%	1.59%	N/A	12/20/2022	Quarterly	(264,646)	(182,481)	82,165
Navient Corp.	GS	USD	4,050,000	5.00%	1.59%	N/A	12/20/2022	Quarterly	(421,122)	(215,140)	205,982
CDX.NA.HYS.31.V14-5Y	CITI	USD	3,941,000	5.00%	3.70%	N/A	12/20/2023	Quarterly	(15,370)	(129,507)	(114,137)
ITRAXX.EUROPES.32.V1-5Y	BOA	EUR	10,000,000	1.00%	1.29%	N/A	12/20/2024	Quarterly	748,704	125,211	(623,493)
ITRAXX.EUROPES.32.V1-5Y	GS	EUR	2,000,000	1.00%	1.29%	N/A	12/20/2024	Quarterly	28,257	25,042	(3,215)
CMBX.NA.A.7	CGMI	USD	1,420,000	2.00%	4.83%	N/A	01/17/2047	Monthly	89,177	90,725	1,548
CMBX.NA.AA.7	GS	USD	5,000,000	1.50%	2.13%	N/A	01/17/2047	Monthly	7,975	73,184	65,209
CMBX.NA.AS.7	DB	USD	7,608,000	1.00%	0.81%	N/A	01/17/2047	Monthly	(119,899)	(33,927)	85,972

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread(1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract(2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CMBX.NA.AS.7	MORD	USD	13,270,000	1.00%	0.81%	N/A	01/17/2047	Monthly	205,782	(59,176)	(264,958)
CMBX.NA.AS.7	BOA	USD	4,505,000	1.00%	0.81%	N/A	01/17/2047	Monthly	47,352	(20,089)	(67,441)
CMBX.NA.AS.7	DB	USD	16,677,794	1.00%	0.81%	N/A	01/17/2047	Monthly	197,704	(74,373)	(272,077)
CMBX.NA.AS.7	GS	USD	4,400,000	1.00%	0.81%	N/A	01/17/2047	Monthly	112,812	(19,621)	(132,433)
CMBX.NA.AA.11	CGMI	USD	4,626,000	1.50%	1.27%	N/A	11/18/2054	Monthly	(63,740)	(64,777)	(1,037)
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	1.27%	N/A	11/18/2054	Monthly	(61,371)	(64,756)	(3,385)
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	1.27%	N/A	11/18/2054	Monthly	(67,279)	(64,756)	2,523
CMBX.NA.AA.8	CSI	USD	8,892,000	1.50%	1.36%	N/A	10/17/2057	Monthly	247,717	(40,214)	(287,931)
CMBX.NA.AS.8	MORD	USD	3,384,000	1.00%	0.79%	N/A	10/17/2057	Monthly	140,432	(23,646)	(164,078)
CMBX.NA.AS.8	CGMI	USD	8,892,000	1.00%	0.79%	N/A	10/17/2057	Monthly	73,095	(62,134)	(135,229)
CMBX.NA.BBB-.8	GS	USD	6,889,000	3.00%	8.20%	N/A	10/17/2057	Monthly	1,034,610	1,051,142	16,532
CMBX.NA.BBB-.8	GS	USD	4,224,000	3.00%	8.20%	N/A	10/17/2057	Monthly	400,908	644,509	243,601
CMBX.NA.AAA.9	GS	USD	10,000,000	0.50%	0.27%	N/A	09/17/2058	Quarterly	(102,116)	(100,029)	2,087
CMBX.NA.AAA.9	MORD	USD	630,300	0.50%	0.27%	N/A	09/17/2058	Monthly	(6,437)	(6,305)	132
CMBX.NA.BBB-.9	CGMI	USD	2,500,000	3.00%	5.56%	N/A	09/17/2058	Monthly	290,109	246,973	(43,136)
CMBX.NA.BBB-.9	CGMI	USD	1,500,000	3.00%	5.56%	N/A	09/17/2058	Monthly	175,119	148,184	(26,935)
CMBX.NA.BBB-.9	MORD	USD	2,585,000	3.00%	5.56%	N/A	09/17/2058	Monthly	63,490	255,371	191,881
CMBX.NA.BBB-.9	MORD	USD	5,116,800	3.00%	5.56%	N/A	09/17/2058	Monthly	584,727	505,485	(79,242)
CMBX.NA.BBB-.9	DB	USD	4,263,000	3.00%	5.56%	N/A	09/17/2058	Monthly	517,160	421,139	(96,021)
CMBX.NA.BBB-.9	CGMI	USD	3,425,200	3.00%	5.56%	N/A	09/17/2058	Monthly	955,105	338,373	(616,732)
CMBX.NA.A.6	CGMI	USD	2,840,000	2.00%	9.51%	N/A	05/11/2063	Monthly	340,957	250,796	(90,161)
CMBX.NA.AA.6	GS	USD	5,000,000	1.50%	2.36%	N/A	05/11/2063	Monthly	35,145	52,459	17,314
CMBX.NA.BBB-.6	CGMI	USD	4,274,000	3.00%	29.52%	N/A	05/11/2063	Monthly	1,357,351	1,202,440	(154,911)
CMBX.NA.BB.13	GS	USD	4,960,000	5.00%	6.66%	N/A	12/16/2072	Monthly	489,036	512,758	23,722
CMBX.NA.BB.13	GS	USD	5,000,000	5.00%	6.66%	N/A	12/16/2072	Monthly	491,910	516,893	24,983
CMBX.NA.BB.13	GS	USD	3,000,000	5.00%	6.66%	N/A	12/16/2072	Monthly	295,146	310,136	14,990

Sell Protection^:
CDX.NA.HYS.27.V2-5Y	JPM	USD	8,600,000	5.00%	0.07%	8,600,000 USD	12/20/2021	Quarterly	1,143,800	242,221	(901,579)
CDX.NA.HYS.27.V2-5Y	GS	USD	2,084,000	5.00%	0.07%	2,084,000 USD	12/20/2021	Quarterly	268,315	58,696	(209,619)
CDX.NA.HYS.27.V3-5Y	BOA	USD	8,545,000	5.00%	0.07%	8,545,000 USD	12/20/2021	Quarterly	1,369,764	240,672	(1,129,092)
CDX.NA.HYS.27.V3-5Y	JPM	USD	7,735,000	5.00%	0.07%	7,735,000 USD	12/20/2021	Quarterly	1,096,050	217,858	(878,192)
CDX.NA.HYS.29.V1-5Y	MORD	USD	4,264,000	5.00%	0.33%	4,264,000 USD	12/20/2022	Quarterly	644,716	315,028	(329,688)
CDX.NA.HYS.29.V1-5Y	BOA	USD	5,115,600	5.00%	0.33%	5,115,600 USD	12/20/2022	Quarterly	742,274	377,946	(364,328)
CDX.NA.HYS.29.V6-5Y	CITI	USD	5,994,100	5.00%	0.33%	5,994,100 USD	12/20/2022	Quarterly	229,274	442,850	213,576
CDX.NA.HYS.31.V1-5Y	JPM	USD	18,156,815	5.00%	0.14%	18,156,815 USD	12/20/2023	Quarterly	3,615,022	2,261,325	(1,353,697)
CDX.NA.HYS.31.V14-5Y	CITI	USD	2,866,000	5.00%	0.77%	2,866,000 USD	12/20/2023	Quarterly	293,765	312,275	18,510
CDX.NA.HYS.31.V14-5Y	CITI	USD	4,657,000	5.00%	0.77%	4,657,000 USD	12/20/2023	Quarterly	492,478	507,420	14,942
ITRAXX.XOVERS.30.V3-5Y	JPM	EUR	655,580	5.00%	28.82%	655,580 EUR	12/20/2023	Quarterly	(487,842)	(360,900)	126,942
ITRAXX.XOVERS.30.V4-5Y	JPM	EUR	158,684	5.00%	28.82%	158,684 EUR	12/20/2023	Quarterly	(110,801)	(87,356)	23,445
CDX.NA.HYS.33.V1-5Y	GS	USD	25,938,066	5.00%	0.29%	25,938,066 USD	12/20/2024	Quarterly	5,736,852	4,303,126	(1,433,726)
CDX.NA.HYS.33.V12-5Y	CITI	USD	10,746,000	5.00%	0.29%	10,746,000 USD	12/20/2024	Quarterly	1,826,954	1,782,762	(44,192)
CDX.NA.HYS.33.V12-5Y	MORD	USD	2,840,000	5.00%	0.29%	2,840,000 USD	12/20/2024	Quarterly	481,871	471,156	(10,715)
CDX.NA.HYS.33.V3-5Y	CITI	USD	4,185,325	5.00%	0.29%	4,185,325 USD	12/20/2024	Quarterly	442,877	694,346	251,469
CDX.NA.HYS.33.V3-5Y	GS	USD	9,506,516	5.00%	0.29%	9,506,516 USD	12/20/2024	Quarterly	1,343,307	1,577,132	233,825
CDX.NA.HYS.33.V8-5Y	GS	USD	6,508,491	5.00%	0.29%	6,508,491 USD	12/20/2024	Quarterly	1,066,328	1,079,758	13,430
CDX.NA.IGS.33.V1-5Y	CITI	USD	1,472,000	1.00%	9.99%	1,472,000 USD	12/20/2024	Quarterly	(820,052)	(411,199)	408,853
ITRAXX.EUROPES.32.V1-5Y	BOA	EUR	25,000,000	1.00%	0.59%	25,000,000 EUR	12/20/2024	Quarterly	114,434	456,658	342,224
ITRAXX.EUROPES.32.V1-5Y	GS	EUR	58,940,000	1.00%	0.13%	58,940,000 EUR	12/20/2024	Quarterly	2,667,690	2,281,622	(386,068)
ITRAXX.EUROPES.34.V1-5Y	BOA	EUR	36,846,000	1.00%	0.17%	36,846,000 USD	12/20/2025	Quarterly	1,774,799	1,733,788	(41,011)
CMBX.NA.A.9	CGMI	USD	2,500,000	2.00%	2.31%	2,500,000 USD	09/17/2058	Monthly	(74,373)	(32,155)	42,218
CMBX.NA.A.9	CGMI	USD	4,000,000	2.00%	2.31%	4,000,000 USD	09/17/2058	Monthly	(100,229)	(51,448)	48,781
CMBX.NA.A.9	GS	USD	6,822,400	2.00%	2.31%	6,822,400 USD	09/17/2058	Monthly	89,487	(87,751)	(177,238)
CMBX.NA.AAA.13	MORD	USD	7,399,200	0.50%	0.42%	7,399,200 USD	12/16/2072	Monthly	30,438	44,790	14,352
CMBX.NA.AAA.13	MORD	USD	7,399,200	0.50%	0.42%	7,399,200 USD	12/16/2072	Monthly	30,438	44,790	14,352

									$30,588,517	$22,827,138	$(7,761,379)

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2021, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
0.25%	3 Month USD LIBOR	USD	9,700,000	11/10/2022	Quarterly	$(4,539)	$(11,734)	$(7,195)
0.30%	3 Month USD LIBOR	USD	9,750,000	08/17/2024	Quarterly	—	54,291	54,291
0.33%	3 Month USD LIBOR	USD	6,880,000	10/20/2024	Quarterly	3,044	42,676	39,632
0.35%	3 Month USD LIBOR	USD	10,840,000	04/19/2025	Quarterly	10	116,847	116,837
0.40%	3 Month USD LIBOR	USD	26,300,000	10/08/2025	Quarterly	(3,685)	377,314	380,999
0.82%	3 Month USD LIBOR	USD	5,480,000	01/12/2028	Quarterly	—	125,589	125,589
1.14%	3 Month USD LIBOR	USD	16,400,000	03/04/2028	Quarterly	29,413	54,454	25,041
0.88%	3 Month USD LIBOR	USD	8,345,000	03/06/2028	Quarterly	22,934	171,177	148,243
0.65%	3 Month USD LIBOR	USD	5,770,000	06/04/2028	Quarterly	(29,478)	228,408	257,886
0.65%	3 Month USD LIBOR	USD	5,790,000	07/30/2028	Quarterly	(25,114)	243,003	268,117
1.30%	3 Month USD LIBOR	USD	10,027,000	12/19/2029	Quarterly	—	94,098	94,098
0.75%	3 Month USD LIBOR	USD	5,100,000	02/11/2030	Quarterly	(22,015)	290,998	313,013
0.95%	3 Month USD LIBOR	USD	2,560,000	12/11/2030	Quarterly	—	129,931	129,931
1.02%	3 Month USD LIBOR	USD	7,200,000	01/08/2031	Quarterly	24,435	326,496	302,061

						$(4,995)	$2,243,548	$2,248,543

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Markit iBoxx USD Liquid Leveraged Loans Index	3 Month USD LIBOR	JPM	USD	11,999,999	06/20/2021	Quarterly	$—	$(20,309)	$(20,309)

As of May 31, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Investment valued using significant unobservable inputs.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2021.

(d)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(e)	The rate shown represents yield-to-maturity.

The rates shown on variable rate notes are the current interest rates at May 31, 2021, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CLO - Collateralized Loan Obligation

CMT - Constant Maturity Treasury

COFI - Cost of Funds Index

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

IO - Interest Only

LIBOR - London Interbank Offered Rate

MTA - Monthly Treasury Average Index

TBA - To Be Announced - Delayed Delivery Security

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

EUR - Euro

USD - United States Dollar

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Par Value† / Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 99.9%

	U.S. Government — 98.3%

30,000,000	U.S. Treasury Bill, 0.03%, due 03/24/22(a)	29,993,217

28,500,000	U.S. Treasury Bill, 0.03%, due 04/21/22(a)	28,491,578

20,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.15%, 0.17%, due 01/31/22	20,019,526

40,000,000	U.S. Treasury Note, 1.75%, due 02/28/22	40,504,688

24,000,000	U.S. Treasury Note, 0.13%, due 04/30/22	24,012,187

29,000,000	U.S. Treasury Note, 1.75%, due 05/15/22	29,464,453

69,500,000	U.S. Treasury Note, 0.13%, due 06/30/22	69,524,433

45,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.06%, 0.07%, due 10/31/22	45,024,624

35,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 0.06%, due 01/31/23	35,011,421

	Total U.S. Government	322,046,127

	U.S. Government Agency — 1.5%

5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.09%, 0.10%, due 09/10/21	5,000,970

	Money Market Funds — 0.1%

452,652	State Street Institutional Treasury Plus Money Market Fund – Premier Class, 0.01%(b)	452,652

	TOTAL SHORT-TERM INVESTMENTS (COST $327,413,932)	327,499,749

	TOTAL INVESTMENTS — 99.9% (Cost $327,413,932)	327,499,749

	Other Assets and Liabilities (net) — 0.1%	163,931

	TOTAL NET ASSETS — 100.0%	$327,663,680

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate shown represents yield-to-maturity.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2021.

The rates shown on variable rate notes are the current interest rates at May 31, 2021, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

SOFR - Secured Overnight Financing Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

Organization

Each of Asset Allocation Bond Fund, Emerging Country Debt Fund, High Yield Fund, Multi-Sector Fixed Income Fund, Opportunistic Income Fund and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest without limitation in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), some of the Funds may invest in Emerging Country Debt Fund, Opportunistic Income Fund and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2021, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price and potential litigation recoveries and interests related to bankruptcy proceedings.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$74,540,062	$—	$—	$74,540,062

TOTAL DEBT OBLIGATIONS	74,540,062	—	—	74,540,062

Mutual Funds	1,651,202	—	—	1,651,202
Short-Term Investments	401,706	—	—	401,706

Total Investments	76,592,970	—	—	76,592,970

Total	$76,592,970	$—	$—	$76,592,970

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$22,960,907	$—	$22,960,907
Corporate Debt	—	160,048,959	25,458,640	185,507,599
Foreign Government Agency	—	1,038,261,380	91,604,290	1,129,865,670
Foreign Government Obligations	—	2,327,355,727	142,996,168	2,470,351,895
U.S. Government	281,051,473	—	—	281,051,473

TOTAL DEBT OBLIGATIONS	281,051,473	3,548,626,973	260,059,098	4,089,737,544

Loan Assignments	—	—	23,792,724	23,792,724
Loan Participations	—	—	39,542,770	39,542,770
Mutual Funds	74,784,247	—	—	74,784,247
Rights/Warrants	—	19,248,082	33,187	19,281,269
Short-Term Investments	49,728,573	6,491,690	—	56,220,263

Total Investments	405,564,293	3,574,366,745	323,427,779	4,303,358,817

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	319,988	—	319,988
Options
Credit Risk	—	—	707,818	707,818
Swap Contracts
Credit Risk	—	15,517,217	—	15,517,217
Interest Rate Risk	—	3,257,867	—	3,257,867

Total	$405,564,293	$3,593,461,817	$324,135,597	$4,323,161,707

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(5,758,833)	$—	$(5,758,833)
Swap Contracts
Credit Risk	—	(4,034,670)	—	(4,034,670)
Interest Rate Risk	—	(171,359)	—	(171,359)

Total	$—	$(9,964,862)	$—	$(9,964,862)

High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$33,679,881	$—	$33,679,881
U.S. Government	150,146	—	—	150,146

TOTAL DEBT OBLIGATIONS	150,146	33,679,881	—	33,830,027

Short-Term Investments	51,759,451	9,105,837	—	60,865,288

Total Investments	51,909,597	42,785,718	—	94,695,315

Description	Level 1	Level 2	Level 3	Total
High Yield Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Futures Contracts
Interest Rate Risk	$16,891	$—	$—	$16,891
Swap Contracts
Credit Risk	—	2,529,877	—	2,529,877
Equity Risk	—	38,832	—	38,832

Total	$51,926,488	$45,354,427	$—	$97,280,915

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(21,838)	$—	$(21,838)
Futures Contracts
Interest Rate Risk	(12,738)	—	—	(12,738)
Written Options
Credit Risk	—	(145,492)	—	(145,492)
Swap Contracts
Credit Risk	—	(1,147,441)	—	(1,147,441)
Equity Risk	—	(2,450)	—	(2,450)

Total	$(12,738)	$(1,317,221)	$—	$(1,329,959)

Multi-Sector Fixed Income Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$56,509,990	$—	$56,509,990
U.S. Government Agency	—	26,311,096	—	26,311,096

TOTAL DEBT OBLIGATIONS	—	82,821,086	—	82,821,086

Investment Funds	47,266,965	—	—	47,266,965
Mutual Funds	47,825,447	—	—	47,825,447
Short-Term Investments	9,297,080	24,812,417	—	34,109,497

Total Investments	104,389,492	107,633,503	—	212,022,995

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,309,812	—	1,309,812
Futures Contracts
Interest Rate Risk	123,194	—	—	123,194
Swap Contracts
Interest Rate Risk	—	1,122,105	—	1,122,105

Total	$104,512,686	$110,065,420	$—	$214,578,106

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,288,696)	$—	$(1,288,696)
Futures Contracts
Interest Rate Risk	(9,964)	—	—	(9,964)
Swap Contracts
Equity Risk	—	(642,981)	—	(642,981)
Interest Rate Risk	—	(563,188)	—	(563,188)

Total	$(9,964)	$(2,494,865)	$—	$(2,504,829)

Description	Level 1	Level 2	Level 3	Total
Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$599,708,390	$41,939,933	$641,648,323
Corporate Debt	—	8,740,311	—	8,740,311
U.S. Government	90,026,977	—	—	90,026,977
U.S. Government Agency	—	15,901,503	9,597,672	25,499,175

TOTAL DEBT OBLIGATIONS	90,026,977	624,350,204	51,537,605	765,914,786

Mutual Funds	11,003,541	—	—	11,003,541
Short-Term Investments	187,737,133	—	—	187,737,133

Total Investments	288,767,651	624,350,204	51,537,605	964,655,460

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	58,444	—	58,444
Futures Contracts
Interest Rate Risk	187,249	—	—	187,249
Swap Contracts
Credit Risk	—	26,580,776	—	26,580,776
Interest Rate Risk	—	2,255,282	—	2,255,282

Total	$288,954,900	$653,244,706	$51,537,605	$993,737,211

Liability Valuation Inputs
Debt Obligations
U.S. Government Agency	$—	$(60,605,872)	$—	$(60,605,872)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(64,851)	—	(64,851)
Futures Contracts
Interest Rate Risk	(2,903)	—	—	(2,903)
Written Options
Credit Risk	—	(147,439)	—	(147,439)
Swap Contracts
Credit Risk	—	(12,915,967)	—	(12,915,967)
Interest Rate Risk	—	(32,043)	—	(32,043)

Total	$(2,903)	$(73,766,172)	$—	$(73,769,075)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$327,499,749	$—	$—	$327,499,749

Total Investments	327,499,749	—	—	327,499,749

Total	$327,499,749	$—	$—	$327,499,749

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Emerging Country Debt Fund’s Level 3 holdings also include the Republic of Albania Par Bond, due 8/31/25, which is valued by applying a 140 basis point spread to the yield of the U.S. Treasury Strip Principal, due 8/15/25, Empresa Nacional de Electricidad SA, due 2/01/97 which is valued based on the average of a selection of comparable bonds and applying a 200 basis point discount for liquidity considerations and a Republic of Kenya loan agreement, which is valued by applying 500 basis point yield spread to a comparable bond. Opportunistic Income Fund’s Level 3 holdings also consists of three U.S. Agency for International Development Floater Bonds which were valued using current LIBOR yield and adjusted by 125 basis points for liquidity considerations and ten asset backed securities which were either adjusted for additional cashflow projections discounted for timing and likelihood of receipt or valued based on a comparable bond. There were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at May 31, 2021.

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2021	Purchases	Sales		Accrued Discounts/ Premiums		Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of May 31, 2021	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2021
Emerging Country Debt Fund
Debt Obligations
Corporate Debt	$27,230,315	$—	$—		$(431	) $	—	$(1,771,244)	$—	$—	$25,458,640	$(1,771,244)
Foreign Government Agency	91,338,775	—	—		4,444,226		—	(4,178,711)	—	—	91,604,290	(4,178,711)
Foreign Government Obligations	141,279,144	17,664	—		5,403,606		—	(3,704,246)	—	—	142,996,168	(3,704,246)
Loan Assignments	23,371,890	—	(1,035,659)		321,364		—	1,135,129	—	—	23,792,724	1,135,129
Loan Participations	39,866,840	—	(7,182,521)		698,796		—	6,159,655	—	—	39,542,770	6,159,655
Rights/Warrants	34,800	—	—		—		—	(1,613)	—	—	33,187	(1,613)

Total Investments	323,121,764	17,664	(8,218,180)		10,867,561		—	(2,361,030)	—	—	323,427,779	(2,361,030)

Derivatives
Options	390,519	—	—		—		793,216	(475,917)	—	—	707,818	(406,947)

Total	$323,512,283	$17,664	$8,218,180	#	$10,867,561		$793,216	$(2,836,947)	$—	$—	$324,135,597	$(2,767,977)

Opportunistic Income Fund
Debt Obligations
Asset-Backed Securities	$42,612,548	$—	$(1,663,394)		$67,779		$—	$923,000	$—	$—	$41,939,933	$923,000
U.S. Government Agency	9,938,002	—	(375,000)		—		878	33,792	—	—	9,597,672	33,792

Total	$52,550,550	$—	$(2,038,394	)# #	$67,779		$878	$956,792	$—	$—	$51,537,605	$956,792

#	Includes $2,569,204 of proceeds received from partial calls and/or principal paydowns as applicable.
##	Includes $2,038,395 of proceeds received from partial calls and/or principal paydowns as applicable.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended May 31, 2021 for Funds with material Level 3 investments.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Country Debt Fund
Foreign Government Obligations	45,630,216	Fair Value	Discount for lack of liquidity/marketability	1.40% (N/A)
Corporate Debt	25,458,640	Fair Value	Discount for lack of liquidity/marketability	2.00% (N/A)
Loan Assignments and Participations	5,176,986	Fair Value	Discount for lack of liquidity/marketability	5.00%-6.00% (5.02%)
Options	707,818	Fair Value	Probability of CDS threshold event	<5% (N/A)
Opportunistic Income Fund
Asset-Backed Securities	3,825,677	Fair Value	Probability and timing of cash flow receipt	30-70% (N/A)
Asset-Backed Securities	34,506,828	Fair Value	Broker mark of comparable bond	N/A
Government Agency	9,597,672	Fair Value	Discount for lack of liquidity/marketability	1.25% (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of May 31, 2021, the value of these securities and/or derivatives for Emerging Country Debt Fund and Opportunistic Income Fund was $247,161,937 and $3,607,428, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended May 31, 2021 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Asset Allocation Bond Fund
GMO U.S. Treasury Fund	$5,000,835	$367	$3,350,000	$353	$—	$—	$1,651,202

Emerging Country Debt Fund
GMO U.S. Treasury Fund	$74,784,247	$—	$—	$11,875	$—	$—	$74,784,247

Multi-Sector Fixed Income Fund
GMO Emerging Country Debt Fund, Class IV	$8,584,702	$2,000,000	$—	$—	$—	$299,324	$10,884,026
GMO Opportunistic Income Fund, Class VI	27,641,535	4,100,000	—	—	—	124,433	31,865,968
GMO U.S. Treasury Fund	14,825,453	8,500,000	18,250,000	1,334	—	—	5,075,453

Totals	$51,051,690	$14,600,000	$18,250,000	$1,334	$—	$423,757	$47,825,447

Opportunistic Income Fund
GMO U.S. Treasury Fund	$11,003,541	$—	$—	$1,747	$—	$—	$11,003,541

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2021 through May 31, 2021. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2022.

* * *

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 74.2%

	Australia — 0.9%

126	BHP Group Ltd	4,667

31,452	BlueScope Steel Ltd	519,245

4,141	Computershare Ltd (a)	51,740

58,504	Dexus (REIT)	469,349

16,093	Fortescue Metals Group Ltd	274,841

149,669	GPT Group (The) (REIT)	536,789

111,271	Mirvac Group (REIT)	241,626

5,000	Rio Tinto Ltd	474,273

149,278	Scentre Group (REIT)	316,095

58,914	Stockland (REIT)	212,201

	Total Australia	3,100,826

	Belgium — 0.2%

9,262	Ageas SA/NV (a)	599,198

2,795	UCB SA	262,352

	Total Belgium	861,550

	Canada — 0.4%

5,200	Canadian Apartment Properties (REIT)	237,950

500	Canadian Tire Corp Ltd – Class A	85,576

5,200	Imperial Oil Ltd	171,576

1,800	Linamar Corp	117,844

5,900	Magna International Inc	593,297

11,600	Power Corp of Canada (a)	378,329

700	RioCan Real Estate Investment Trust	12,307

	Total Canada	1,596,879

	China — 1.2%

64,000	Agile Group Holdings Ltd	90,308

587,000	Bank of Communications Co Ltd – Class H	396,408

16,500	Beijing Enterprises Holdings Ltd	57,592

194,000	China Communications Services Corp Ltd – Class H	81,491

4,506,000	China Huarong Asset Management Co Ltd – Class H (b)	441,258

22,000	China Overseas Land & Investment Ltd	53,330

1,060,000	China Railway Group Ltd – Class H	559,552

418,400	China Zhongwang Holdings Ltd *	105,552

30,000	Chongqing Rural Commercial Bank Co Ltd – Class H	13,828

488,000	Dongfeng Motor Group Co Ltd – Class H	463,732

44,000	Fosun International Ltd	71,016

234,800	Guangzhou R&F Properties Co Ltd – Class H	316,977

23,000	Kingboard Holdings Ltd	127,127

23,000	Momo Inc Sponsored ADR	322,690

38,000	Seazen Group Ltd *	43,084

50,300	Shanghai Pharmaceuticals Holding Co Ltd – Class H	109,956

110,000	Shimao Group Holdings Ltd	315,598

105,200	Sinopharm Group Co Ltd – Class H	350,890

Shares	Description	Value ($)

	China — continued

358,000	Skyworth Group Ltd *	102,009

464,000	Yuzhou Group Holdings Co Ltd	136,787

	Total China	4,159,185

	Denmark — 0.4%

179	Carlsberg A/S – Class B	32,876

29,011	Danske Bank A/S	546,435

4,890	Pandora A/S	660,495

	Total Denmark	1,239,806

	Finland — 0.1%

78,977	Nokia Oyj *	412,103

	France — 0.6%

5,649	Atos SE (a)	377,776

1,319	BNP Paribas SA	90,807

2,998	Orange SA	38,258

6,000	Publicis Groupe SA	405,577

13,108	Renault SA *	543,938

18,908	Societe Generale SA	605,416

	Total France	2,061,772

	Germany — 2.1%

407	Aroundtown SA	3,433

7,150	Bayer AG (Registered)	455,766

2,978	Bayerische Motoren Werke AG	316,138

6,605	Daimler AG (Registered)	616,231

36,904	Dialog Semiconductor Plc * (a)	2,925,929

8,475	Fresenius SE & Co KGaA	460,702

2,941	SAP SE (a)	411,780

14,429	Siltronic AG (a)	2,509,707

	Total Germany	7,699,686

	Hong Kong — 0.3%

69,500	CK Hutchison Holdings Ltd	554,080

218,000	First Pacific Co Ltd	76,055

75,000	Kerry Properties Ltd	258,612

579,000	PCCW Ltd	320,183

500	Swire Pacific Ltd – Class A	3,892

	Total Hong Kong	1,212,822

	Israel — 0.2%

1,300	Check Point Software Technologies Ltd *	152,074

46,400	Teva Pharmaceutical Industries Ltd Sponsored ADR *	482,560

	Total Israel	634,634

	Italy — 0.4%

6,532	EXOR NV (a)	562,371

28,814	Leonardo SPA	251,640

363,409	Telecom Italia SPA	194,568

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Italy — continued

833,317	Telecom Italia SPA – RSP	476,197

	Total Italy	1,484,776

	Japan — 2.5%

49,500	Asahi Kasei Corp	555,813

15,500	Astellas Pharma Inc	247,318

3,500	Central Japan Railway Co	523,514

7,400	Daiwa House Industry Co Ltd	215,428

7,100	Electric Power Development Co Ltd	100,424

18,200	Honda Motor Co Ltd	568,779

78,800	Inpex Corp	538,013

17,800	ITOCHU Corp	536,778

8,200	Kansai Electric Power Co Inc (The)	77,468

15,400	KDDI Corp	524,966

100	MEIJI Holdings Co Ltd	6,215

22,200	Nippon Telegraph & Telephone Corp	601,182

55,700	Obayashi Corp	473,402

34,400	ORIX Corp (a)	607,741

26,200	Sekisui House Ltd	551,403

39,500	Shimizu Corp	321,910

41,300	Sumitomo Chemical Co Ltd	229,048

32,000	Sumitomo Dainippon Pharma Co Ltd	614,054

2,100	Suzuki Motor Corp	91,640

9,300	Taisei Corp	328,488

19,600	TIS Inc (a)	502,917

155,800	Tokyo Electric Power Co Holdings Inc *	487,690

13,000	Tosoh Corp	231,145

	Total Japan	8,935,336

	Netherlands — 0.6%

682	Aegon NV (a)	3,233

9,000	AerCap Holdings NV *	531,000

46,267	ING Groep NV	647,419

15,078	Koninklijke Ahold Delhaize NV	438,956

6,990	NN Group NV (a)	355,777

1,029	Randstad NV	80,130

2,006	Wolters Kluwer NV	192,650

	Total Netherlands	2,249,165

	New Zealand — 0.1%

94,623	Meridian Energy Ltd	352,626

	South Africa — 0.1%

31,885	Bidvest Group Ltd (The)	449,934

5,138	Old Mutual Ltd	5,330

	Total South Africa	455,264

	South Korea — 0.0%

1,805	Yuhan Corp	103,414

	Spain — 0.4%

84,348	Banco Bilbao Vizcaya Argentaria SA *	526,822

Shares	Description	Value ($)

	Spain — continued

154,829	Banco Santander SA *	652,093

1,678	Enagas SA	39,415

3,462	Red Electrica Corp SA	69,318

	Total Spain	1,287,648

	Sweden — 0.1%

28,473	Nordea Bank Abp	309,316

	Switzerland — 0.2%

7,533	Adecco Group AG (Registered)	521,365

11,823	Credit Suisse Group AG (Registered) (a)	129,186

9	Swisscom AG (Registered)	5,084

	Total Switzerland	655,635

	Taiwan — 0.0%

55,000	Ruentex Development Co Ltd	103,743

	United Kingdom — 2.9%

25,334	Aviva Plc (a)	147,632

7,807	Berkeley Group Holdings Plc (The)	517,426

253,616	BT Group Plc *	627,777

8,956	Coca-Cola HBC AG *	325,902

75,892	Kingfisher Plc *	385,156

163,073	M&G Plc (a)	563,936

62,732	Micro Focus International Plc	461,638

28	National Grid Plc	374

180,013	Royal Dutch Shell Plc – Class B Sponsored ADR	6,538,072

2,731	Smiths Group Plc	59,893

99,809	Taylor Wimpey Plc	241,982

31,238	WPP Plc	431,509

	Total United Kingdom	10,301,297

	United States — 60.5%

205,815	Aerojet Rocketdyne Holdings, Inc.	9,971,737

3,100	Aflac, Inc. (a)	175,708

1,300	Akamai Technologies, Inc. * (a)	148,473

38,179	Alexion Pharmaceuticals, Inc. *	6,740,502

4,900	Alliance Data Systems Corp.	593,145

8,100	Ally Financial, Inc.(a)	443,151

1,100	Anthem, Inc.	438,042

100	Archer-Daniels-Midland Co.	6,653

5,000	Arrow Electronics, Inc. *	601,650

15,200	AT&T, Inc.	447,336

54,400	Athene Holding Ltd. – Class A * (a)	3,407,072

100	Bank of New York Mellon Corp. (The) (a)	5,208

5,100	Bed Bath & Beyond, Inc. *	142,749

1,700	Best Buy Co., Inc.	197,608

200	Bio-Rad Laboratories, Inc. – Class A *	120,474

1,600	Biogen, Inc. *	427,968

1,400	Booz Allen Hamilton Holding Corp.	118,902

7,700	BorgWarner, Inc.	394,933

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued

39,000	Bristol-Myers Squibb Co.	2,563,080

3,900	Capital One Financial Corp. (a)	627,042

800	Capri Holdings Ltd. *	45,368

10,700	Carrier Global Corp.	491,451

6,900	CBRE Group, Inc. – Class A *	605,682

6,600	Centene Corp. *	485,760

1,200	CenterPoint Energy, Inc.	30,360

409,242	Change Healthcare, Inc. *	9,592,633

2,300	Cigna Corp.	595,355

2,100	Cisco Systems, Inc.	111,090

8,200	Citigroup, Inc.	645,422

8,400	Citizens Financial Group, Inc.	419,160

5,600	Cognizant Technology Solutions Corp. – Class A (a)	400,736

23,237	Coherent, Inc. *	6,102,269

9,800	Comcast Corp. – Class A	561,932

2,700	Consolidated Edison, Inc.	208,548

11,900	Corteva, Inc.	541,450

2,300	Coty Inc. – Class A *	20,493

7,000	CVS Health Corp.	605,080

1,700	Discover Financial Services (a)	199,342

151,898	Discovery, Inc. – Class C *	4,564,535

12,900	DISH Network Corp. – Class A *	561,408

6,200	DR Horton, Inc.	590,798

2,700	Dropbox, Inc. – Class A * (a)	73,845

5,700	eBay, Inc.	347,016

10,100	Exelon Corp.	455,712

100	Exxon Mobil Corp.	5,837

1,900	Facebook, Inc. – Class A *	624,587

1,900	Fidelity National Financial, Inc. (a)	89,281

1,600	FleetCor Technologies, Inc. * (a)	439,104

46,800	Ford Motor Co. *	680,004

600	Fortune Brands Home & Security, Inc.	61,896

3,600	Fox Corp. – Class A	134,460

14,600	Fox Corp. – Class B	529,688

2,100	Franklin Resources, Inc. (a)	71,841

9,700	General Motors Co. *	575,307

100	General Mills, Inc.	6,286

6,700	Gilead Sciences, Inc.	442,937

1,700	Goldman Sachs Group, Inc. (The) (a)	632,434

43,440	Grubhub, Inc. *	2,611,178

100	Hartford Financial Services Group, Inc. (The) (a)	6,535

16,200	HP, Inc.	473,526

700	IAC/InterActiveCorp *	111,629

111,916	IHS Markit Ltd.	11,785,874

9,200	Intel Corp. (a)	525,504

100	International Paper Co.	6,310

4,200	International Business Machines Corp. (a)	603,708

20,600	Invesco Ltd. (a)	587,718

2,600	Jazz Pharmaceuticals Plc *	463,138

45,285	Kansas City Southern	13,480,439

33,400	Kinder Morgan, Inc.	612,556

9,100	Kohl’s Corp.	504,959

Shares	Description	Value ($)

	United States — continued

10,800	Kraft Heinz Co. (The)	470,772

12,400	Kroger Co. (The)	458,552

1,700	Laboratory Corp. of America Holdings *	466,616

300	Lear Corp.	58,008

3,500	Leidos Holdings, Inc.	359,625

5,600	Lennar Corp. – Class A	554,456

84,263	Liberty Broadband Corp. – Class C *	14,012,094

8,600	Lincoln National Corp. (a)	600,194

6,400	LKQ Corp. *	326,144

41,700	Lumen Technologies, Inc.	577,128

5,400	LyondellBasell Industries NV – Class A	608,148

1,300	Masco Corp.	78,403

71,226	Maxim Integrated Products, Inc. (a)	7,265,764

5,700	Medical Properties Trust, Inc. (REIT)	120,669

3,400	Merck & Co., Inc.	258,026

9,100	MetLife, Inc. (a)	594,776

6,200	Micron Technology, Inc. * (a)	521,668

1,300	Mohawk Industries, Inc. *	273,884

10,000	Molson Coors Brewing Co. – Class B *	583,200

147,700	Nuance Communications, Inc. * (a)	7,813,330

10	NVR, Inc. *	48,872

700	Omnicom Group, Inc.	57,568

7,100	Oracle Corp. (a)	559,054

1,400	PACCAR, Inc.	128,184

400	PG&E Corp. *	4,056

173,584	PNM Resources, Inc.	8,526,446

147,601	PPD, Inc. *	6,807,358

14,000	PPL Corp.	407,540

57,236	PRA Health Sciences, Inc. *	9,782,777

1,700	Principal Financial Group, Inc. (a)	111,163

800	Progressive Corp. (The) (a)	79,264

5,700	Prudential Financial, Inc. (a)	609,729

8,100	PulteGroup, Inc.	468,099

2,900	Quest Diagnostics, Inc.	381,843

32,700	Qurate Retail, Inc. – Series A	445,701

100	Raytheon Technologies Corp.	8,871

900	Regeneron Pharmaceuticals, Inc. *	452,187

257,627	Slack Technologies, Inc. – Class A * (a)	11,345,893

500	Snap-on, Inc.	127,310

5,900	SS&C Technologies Holdings, Inc. (a)	435,833

13,200	Synchrony Financial (a)	625,812

300	Synopsys, Inc. * (a)	76,302

21,075	Teladoc Health, Inc. *	3,173,474

10,766	Teledyne Technologies, Inc. *	4,516,014

5,800	Textron, Inc.	397,126

6,000	Tyson Foods, Inc. – Class A	477,000

1,100	United Rentals, Inc. *	367,356

3,700	Universal Health Services, Inc. – Class B	590,631

163,092	VEREIT, Inc. (REIT)	7,758,286

7,600	Verizon Communications, Inc.	429,324

10,600	ViacomCBS, Inc. – Class B	449,652

28,700	Viatris, Inc.	437,388

6,000	VICI Properties, Inc. (REIT)	186,780

1,137	Vimeo, Inc. *	47,731

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares / Par Value†	Description	Value ($)

	United States — continued

2,700	VMware, Inc. – Class A * (a)	426,303

9,600	Walgreens Boots Alliance, Inc.	505,536

21,290	Webster Financial Corp.	1,206,717

100	Wells Fargo & Co.	4,672

17,600	Western Union Co. (The) (a)	430,672

7,600	Western Digital Corp. *	571,748

1,600	Whirlpool Corp.	379,344

58,408	Willis Towers Watson Plc (a)	15,265,515

800	WP Carey, Inc. (REIT)	60,360

79,517	Xilinx, Inc. (a)	10,098,659

	Total United States	217,165,221

	TOTAL COMMON STOCKS (COST $250,151,613)	266,382,704

	PREFERRED STOCKS (c) — 0.1%

	Germany — 0.1%

3,435	Bayerische Motoren Werke AG	313,335

	TOTAL PREFERRED STOCKS (COST $262,962)	313,335

	RIGHTS/WARRANTS — 0.1%

	United States — 0.1%

195,149	Bristol-Myers Squibb Co., Expires 03/31/21 * (d)	263,451

	TOTAL RIGHTS/WARRANTS (COST $284,429)	263,451

	INVESTMENT FUNDS — 4.0%

	United States — 4.0%

981,406	Altaba, Inc. (d)	14,230,387

	TOTAL INVESTMENT FUNDS (COST $13,206,011)	14,230,387

	DEBT OBLIGATIONS — 16.5%

	United States — 15.8%

	Asset-Backed Securities — 9.0%

5,810,701	Apidos CLO XXI, Series 15-21A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 0.93%, 1.12%, due 07/18/27	5,814,298

558,384	Catamaran CLO Ltd., Series 13-1A, Class AR, 144A, Variable Rate, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 1.03%, due 01/27/28	558,401

4,824,127	MP CLO VIII Ltd., Series 15-2A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.91%, 1.09%, due 10/28/27	4,824,446

2,518,327	Oaktree CLO Ltd., Series 15-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 0.87%, 1.06%, due 10/20/27	2,519,984

Par Value† / Shares	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

1,290,494	Palmer Square Loan Funding Ltd., Series 18-4A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 1.06%, due 11/15/26	1,290,979

3,344,277	Palmer Square Loan Funding Ltd., Series 19-3A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 1.01%, due 08/20/27	3,344,819

3,866,571	TICP CLO III-2 Ltd., Series 18-3R, Class A, 144A, Variable Rate, 3 mo. LIBOR + 0.84%, 1.03%, due 04/20/28	3,866,961

5,301,348	Venture XX CLO Ltd., Series 15-20A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.82%, 1.00%, due 04/15/27	5,301,762

4,835,266	Zais CLO 8 Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 1.13%, due 04/15/29	4,800,839

	Total Asset-Backed Securities	32,322,489

	U.S. Government — 6.8%

1,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.06%, 0.07%, due 10/31/22 (a)	1,000,547

4,500,000	U.S. Treasury Note, 0.13%, due 12/31/22 (a)	4,500,703

19,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 0.06%, due 01/31/23 (a)	19,006,200

	Total U.S. Government	24,507,450

	Total United States	56,829,939

	United States Virgin Islands — 0.7%

	Asset-Backed Securities

2,376,018	Denali Capital CLO X LLC, Series 13-1A, Class A1LR, 144A, Variable Rate, 3 mo. LIBOR + 1.05%, 1.23%, due 10/26/27	2,376,246

	TOTAL DEBT OBLIGATIONS (COST $59,097,102)	59,206,185

	MUTUAL FUNDS — 4.3%

	United States — 4.3%

	Affiliated Issuers — 4.3%

405,256	GMO Emerging Markets Fund, Class VI	15,488,890

	TOTAL MUTUAL FUNDS (COST $13,197,925)	15,488,890

	SHORT-TERM INVESTMENTS — 2.0%

	Money Market Funds — 2.0%

6,962,873	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (e)	6,962,873

211,118	State Street U.S. Treasury Liquidity Fund – Class D Shares, 0.01% (f)	211,118

	TOTAL SHORT-TERM INVESTMENTS (COST $7,173,991)	7,173,991

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

PURCHASED OPTIONS — 0.0%

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)

Equity Options – Puts — 0.0%

Canadian National Railway Co (g)	105.00	07/16/21	216	USD	2,431,512	31,320

Canadian National Railway Co (g)	110.00	07/16/21	110	USD	1,238,270	31,900

Canadian Pacific Railway Ltd.	78.00	06/18/21	155	USD	1,259,530	11,625

Canadian Pacific Railway Ltd.	80.00	09/17/21	226	USD	1,836,476	85,880

Total Equity Options – Puts						160,725

	TOTAL PURCHASED OPTIONS (COST $217,969)					160,725

	TOTAL INVESTMENTS — 101.2% (Cost $343,592,002)					363,219,668

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (52.7)%

	Common Stocks — (52.6)%

	Australia — (0.6)%

(5,336)	Afterpay Ltd *	(385,372)

(73,765)	APA Group	(524,364)

(3,426)	ASX Ltd	(201,985)

(1,276)	Cochlear Ltd	(221,679)

(761)	Ramsay Health Care Ltd	(37,212)

(89,449)	Sydney Airport *	(408,393)

(25,688)	Transurban Group	(275,577)

	Total Australia	(2,054,582)

	Austria — (0.2)%

(5,834)	Verbund AG	(539,852)

	Belgium — (0.0)%

(1,094)	Galapagos NV *	(83,494)

	Canada — (0.6)%

(18,526)	Canadian National Railway Co (g)	(2,085,472)

	Denmark — (0.1)%

(5,671)	Ambu A/S – Class B	(216,458)

	France — (0.8)%

(3,697)	Accor SA *	(147,228)

(1,915)	Aeroports de Paris *	(260,200)

(263)	Eurazeo SE	(23,268)

(34,912)	Getlink SE	(550,598)

(479)	Hermes International	(667,363)

(525)	Sartorius Stedim Biotech	(227,569)

(4,940)	Ubisoft Entertainment SA *	(359,316)

(4,417)	Vivendi SE	(160,865)

(2,080)	Wendel SE	(290,910)

(665)	Worldline SA *	(63,902)

	Total France	(2,751,219)

Shares	Description	Value ($)

	Germany — (1.0)%

(3,588)	Delivery Hero SE *	(485,403)

(275)	Deutsche Boerse AG	(44,966)

(577)	MTU Aero Engines AG	(149,893)

(5,377)	Puma SE	(614,560)

(5,059)	QIAGEN NV *	(250,833)

(8,829)	RWE AG	(335,502)

(3,820)	Scout24 AG	(310,848)

(624)	TeamViewer AG *	(24,467)

(193,060)	Telefonica Deutschland Holding AG	(531,299)

(12,071)	Uniper SE	(443,286)

(5,110)	Zalando SE *	(545,809)

	Total Germany	(3,736,866)

	Ireland — (1.5)%

(23,631)	ICON Plc *	(5,287,673)

	Israel — (0.2)%

(1,200)	CyberArk Software Ltd *	(151,848)

(1,500)	Wix.com Ltd *	(389,790)

	Total Israel	(541,638)

	Italy — (0.4)%

(3,820)	Amplifon SPA	(179,481)

(11,008)	Atlantia SPA *	(209,866)

(2,646)	Ferrari NV	(557,932)

(33,721)	FinecoBank Banca Fineco SPA *	(561,505)

(8,629)	Infrastrutture Wireless Italiane SPA	(96,639)

	Total Italy	(1,605,423)

	Japan — (2.4)%

(23,800)	Acom Co Ltd	(108,500)

(14,800)	Asahi Intecc Co Ltd	(367,928)

(77,100)	ENEOS Holdings Inc	(318,412)

(400)	Fast Retailing Co Ltd	(325,228)

(4,000)	GMO Payment Gateway Inc	(478,429)

(16,800)	Hitachi Metals Ltd *	(323,525)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

(800)	Ibiden Co Ltd	(36,933)

(17,500)	Idemitsu Kosan Co Ltd	(415,381)

(32,200)	Isetan Mitsukoshi Holdings Ltd	(232,368)

(8,300)	Japan Airport Terminal Co Ltd *	(378,680)

(8,400)	Japan Exchange Group Inc	(195,812)

(89)	Japan Real Estate Investment Corp	(539,539)

(24,100)	JGC Holding Corp	(231,263)

(27,000)	Keikyu Corp	(353,620)

(500)	Keio Corp	(31,749)

(2,000)	Kintetsu Group Holdings Co Ltd *	(70,842)

(18,400)	Kyushu Electric Power Co Inc	(150,195)

(2,400)	Lasertec Corp	(422,785)

(4,600)	Lion Corp	(81,025)

(16,000)	LIXIL Corp	(433,862)

(6,500)	M3 Inc	(436,646)

(1,500)	McDonald’s Holdings Co Japan Ltd	(67,254)

(5,200)	Mercari Inc *	(246,521)

(1,900)	Mitsubishi Materials Corp	(40,597)

(19,000)	MonotaRO Co Ltd	(442,662)

(600)	Nidec Corp	(68,801)

(15,500)	Nihon M&A Center Inc	(377,123)

(23,100)	Nippon Paint Holdings Co Ltd	(336,299)

(2,800)	Nissin Foods Holdings Co Ltd	(203,023)

(10,800)	Odakyu Electric Railway Co Ltd	(283,901)

(2,700)	ORIENTAL LAND CO LTD	(399,698)

(1,600)	Shiseido Co Ltd	(115,620)

(1,000)	Unicharm Corp	(39,704)

(3,000)	Yaskawa Electric Corp	(142,136)

	Total Japan	(8,696,061)

	Netherlands — (1.0)%

(239)	Adyen NV *	(553,156)

(1,052)	Heineken Holding NV	(106,495)

(33,780)	Just Eat Takeaway.com NV *	(3,052,539)

	Total Netherlands	(3,712,190)

	Norway — (0.0)%

(1,231)	Schibsted ASA – A Shares	(59,999)

(1,091)	Schibsted ASA – B Shares	(45,149)

	Total Norway	(105,148)

	Singapore — (0.2)%

(74,000)	Singapore Exchange Ltd	(580,863)

	Spain — (0.6)%

(10,613)	Cellnex Telecom SA	(643,845)

(20,116)	Endesa SA	(579,970)

(19,872)	Ferrovial SA	(580,552)

(13,584)	Siemens Gamesa Renewable Energy SA	(448,974)

	Total Spain	(2,253,341)

	Sweden — (0.2)%

(3,345)	Evolution AB	(624,211)

Shares	Description	Value ($)

	Switzerland — (0.3)%

(7)	Chocoladefabriken Lindt & Spruengli AG	(66,023)

(340)	Partners Group Holding AG	(513,181)

(396)	Straumann Holding AG (Registered)	(619,894)

	Total Switzerland	(1,199,098)

	United Kingdom — (4.5)%

(8,002)	Admiral Group Plc	(333,201)

(13,864)	Antofagasta Plc	(303,526)

(74,010)	AstraZeneca Plc Sponsored ADR	(4,201,548)

(72,126)	Auto Trader Group Plc *	(573,938)

(115,993)	ConvaTec Group Plc	(390,685)

(25,444)	Entain Plc *	(594,923)

(117)	Experian Plc	(4,483)

(5,743)	Halma Plc	(211,982)

(25,195)	Hargreaves Lansdown Plc	(590,398)

(72,952)	Informa Plc *	(561,607)

(21,013)	Land Securities Group Plc (REIT)	(209,165)

(4,444)	London Stock Exchange Group Plc	(476,848)

(14,572)	Melrose Industries Plc	(35,616)

(15,205)	Ocado Group Plc *	(406,809)

(281,992)	Rolls-Royce Holdings Plc *	(427,287)

(170,851)	Royal Dutch Shell Plc – Class A Sponsored ADR	(6,596,557)

(961)	Spirax-Sarco Engineering Plc	(172,736)

	Total United Kingdom	(16,091,309)

	United States — (38.0)%

(137,042)	Advanced Micro Devices, Inc. *	(10,974,323)

(16,200)	AES Corp. (The)	(411,642)

(300)	Agilent Technologies, Inc.	(41,439)

(1,200)	Airbnb, Inc. – Class A *	(168,480)

(200)	Align Technology, Inc. *	(118,030)

(2,400)	American Tower Corp. (REIT)	(613,104)

(44,873)	Analog Devices, Inc.	(7,386,096)

(63,143)	Aon Plc – Class A	(15,998,542)

(52,206)	Apollo Global Management, Inc.	(2,993,492)

(5,600)	Aramark	(209,160)

(3,400)	Arthur J Gallagher & Co.	(498,474)

(1,900)	Autodesk, Inc. *	(543,134)

(3,300)	Avalara, Inc. *	(436,161)

(1,000)	Axalta Coating Systems Ltd. *	(32,440)

(1,200)	Ball Corp.	(98,592)

(1,400)	BioMarin Pharmaceutical, Inc. *	(108,220)

(100)	Black Knight, Inc. *	(7,339)

(1,900)	Boeing Co. (The) *	(469,338)

(39,001)	Bristol-Myers Squibb Co.	(2,563,146)

(1,800)	Burlington Stores, Inc. *	(582,066)

(300)	Camden Property Trust (REIT)	(37,614)

(3,500)	Carnival Corp *	(103,460)

(1,600)	Carvana Co. *	(424,144)

(3,000)	Catalent, Inc. *	(314,490)

(3,700)	Ceridian HCM Holding, Inc. *	(331,002)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(7,306)	Charter Communications, Inc. – Class A *	(5,074,236)

(5,000)	Cheniere Energy, Inc. *	(424,500)

(400)	Chipotle Mexican Grill, Inc. *	(548,792)

(4,000)	Cloudflare, Inc. – Class A *	(328,240)

(1,900)	CME Group, Inc.	(415,644)

(5,100)	Cognex Corp.	(404,889)

(200)	CoStar Group, Inc. *	(170,800)

(1,800)	Coupa Software, Inc. *	(428,760)

(300)	Crowdstrike Holdings, Inc. – Class A *	(66,645)

(2,700)	Crown Castle International Corp. (REIT)	(511,650)

(9,000)	Delta Air Lines, Inc. *	(429,120)

(500)	DENTSPLY SIRONA, Inc.	(33,460)

(1,500)	Dexcom, Inc. *	(554,085)

(151,898)	Discovery, Inc. – Class A *	(4,877,445)

(2,600)	DocuSign, Inc. *	(524,212)

(7,900)	DraftKings Inc. – Class A *	(394,605)

(3,400)	Dynatrace, Inc. *	(175,916)

(800)	Ecolab, Inc.	(172,064)

(3,400)	Enphase Energy, Inc. *	(486,370)

(2,100)	Equifax, Inc.	(493,584)

(700)	Equinix, Inc. (REIT)	(515,704)

(8,700)	Equity LifeStyle Properties, Inc. (REIT)	(616,482)

(300)	Erie Indemnity Co. – Class A	(60,339)

(100)	Essential Utilities, Inc.	(4,780)

(4,400)	Exact Sciences Corp. *	(486,332)

(2,500)	Expedia Group, Inc. *	(442,375)

(1,100)	Fastenal Co.	(58,344)

(200)	Fidelity National Information Services, Inc.	(29,796)

(200)	Fortinet, Inc. *	(43,708)

(700)	Gartner, Inc. *	(162,288)

(4,600)	Guidewire Software, Inc. *	(449,604)

(2,300)	Halliburton Co.	(51,635)

(2,000)	Hess Corp.	(167,640)

(23,900)	Host Hotels & Resorts, Inc. (REIT) *	(410,363)

(1,100)	HubSpot, Inc. *	(554,818)

(800)	IDEXX Laboratories, Inc. *	(446,488)

(21,075)	II-VI, Inc. *	(1,419,823)

(1,900)	Ingersoll Rand, Inc. *	(94,316)

(2,000)	Insulet Corp. *	(539,340)

(200)	Intuitive Surgical, Inc. *	(168,436)

(1,900)	Ionis Pharmaceuticals, Inc. *	(70,775)

(2,600)	IQVIA Holdings, Inc. *	(624,416)

(5,100)	Iron Mountain, Inc. (REIT)	(222,054)

(3,600)	KKR & Co., Inc.	(200,484)

(7,100)	Lamb Weston Holdings, Inc.	(585,679)

(1,400)	Liberty Broadband Corp. – Class A *	(226,884)

(57,940)	Liberty Broadband Corp. – Class C *	(9,634,842)

(12,500)	Liberty Media Corp-Liberty Formula One – Class C *	(558,125)

(1,800)	Liberty Media Corp-Liberty SiriusXM – Class A *	(78,588)

(2,100)	Liberty Media Corp-Liberty SiriusXM – Class C *	(91,371)

Shares	Description	Value ($)

	United States — continued

(1,500)	Linde Plc	(450,900)

(6,500)	Live Nation Entertainment, Inc. *	(585,715)

(400)	Lululemon Athletica, Inc. *	(129,252)

(1,000)	MarketAxess Holdings, Inc.	(466,540)

(3,000)	Marriott International, Inc. – Class A *	(430,740)

(3,100)	MGM Resorts International	(132,897)

(900)	Mid-America Apartment Communities, Inc. (REIT)	(144,630)

(1,600)	MongoDB, Inc. *	(467,104)

(700)	Monolithic Power Systems, Inc.	(240,184)

(1,200)	MSCI, Inc.	(561,756)

(1,400)	News Corp. – Class A	(37,786)

(3,300)	NIKE Inc. – Class B	(450,318)

(6,300)	NiSource, Inc.	(160,650)

(2,900)	Novocure Ltd. *	(591,600)

(5,600)	Occidental Petroleum Corp.	(145,376)

(2,200)	Okta, Inc. *	(489,368)

(1,300)	Paycom Software, Inc. *	(428,480)

(1,100)	Peloton Interactive, Inc. – Class A *	(121,341)

(2,500)	Pioneer Natural Resources Co.	(380,475)

(18,100)	Plug Power, Inc. *	(555,670)

(1,700)	Public Storage (REIT)	(480,216)

(114,715)	Realty Income Corp. (REIT)	(7,846,506)

(1,600)	RingCentral, Inc. – Class A *	(419,952)

(200)	Rockwell Automation, Inc.	(52,744)

(1,400)	Roku, Inc. *	(485,394)

(10,600)	Rollins, Inc.	(361,354)

(5,100)	Royal Caribbean Cruises Ltd. *	(475,677)

(32,491)	S&P Global, Inc.	(12,329,360)

(19,997)	salesforce.com, Inc. *	(4,761,286)

(5,400)	Sarepta Therapeutics, Inc. *	(408,510)

(1,700)	SBA Communications Corp. (REIT)	(506,804)

(1,100)	ServiceNow, Inc. *	(521,268)

(3,600)	Simon Property Group, Inc. (REIT)	(462,564)

(9,400)	Snap, Inc. – Class A *	(583,928)

(1,700)	Snowflake, Inc. – Class A *	(404,651)

(6,700)	Southwest Airlines Co. *	(411,782)

(3,500)	Splunk, Inc. *	(424,200)

(2,300)	Square, Inc. – Class A *	(511,796)

(4,400)	Starbucks Corp.	(501,072)

(45,777)	Sterling Bancorp/DE	(1,219,499)

(8,700)	Sunrun, Inc. *	(389,064)

(900)	Sysco Corp.	(72,900)

(12,400)	Targa Resources Corp.	(481,864)

(23,775)	Teladoc Health, Inc. *	(3,580,039)

(10,740)	Teledyne Technologies, Inc. *	(4,505,108)

(800)	Tesla, Inc. *	(500,176)

(1,600)	Twilio, Inc. – Class A *	(537,600)

(5,800)	Twitter, Inc. *	(336,400)

(9,100)	Uber Technologies, Inc. *	(462,553)

(12,700)	UDR, Inc. (REIT)	(604,901)

(1,600)	Vail Resorts, Inc. *	(523,008)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(2,300)	Voya Financial, Inc.	(150,696)

(1,300)	Wayfair, Inc. – Class A *	(398,502)

(200)	West Pharmaceutical Services, Inc.	(69,502)

(20,000)	Williams Cos, Inc. (The)	(526,800)

(500)	Workday, Inc. – Class A *	(114,360)

(4,500)	Wynn Resorts Ltd. *	(593,415)

(2,900)	Zendesk, Inc. *	(396,314)

(1,900)	Zillow Group, Inc. – Class A *	(224,751)

(3,388)	Zillow Group, Inc. – Class C *	(397,480)

(2,900)	Zscaler, Inc. *	(563,180)

	Total United States	(136,562,732)

	TOTAL COMMON STOCKS (PROCEEDS $178,633,976)	(188,727,630)

	PREFERRED STOCKS (c) — (0.1)%

	Germany — (0.1)%

(825)	Sartorius AG	(409,479)

	TOTAL PREFERRED STOCKS (PROCEEDS $385,156)	(409,479)

Shares	Description	Value ($)

	RIGHTS/WARRANTS — (0.0)%

	Spain — (0.0)%

(19,872)	Ferrovial SA, Expires 06/01/21 *	(4,830)

	TOTAL RIGHTS/WARRANTS (PROCEEDS $4,728)	(4,830)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $179,023,860)	(189,141,939)

	Other Assets and Liabilities (net) — 51.5%	184,885,600

	TOTAL NET ASSETS — 100.0%	$358,963,329

A summary of outstanding financial instruments at May 31, 2021 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/16/2021	MSCI	AUD	605,660	USD	467,965	(788)
06/16/2021	SSB	AUD	1,168,311	USD	904,887	668
06/16/2021	UBSA	AUD	21,079,367	USD	16,124,219	(190,244)
08/10/2021	MSCI	AUD	46,569,000	USD	36,085,852	35,465
06/02/2021	MSCI	BRL	39,454,805	USD	7,197,410	(332,564)
09/02/2021	CITI	BRL	1,328,683	USD	250,000	(1,252)
07/12/2021	GS	CAD	202,304	USD	166,893	(707)
07/12/2021	JPM	CAD	1,702,469	USD	1,408,711	(1,710)
07/12/2021	MSCI	CAD	789,597	USD	652,044	(2,101)
08/03/2021	BOA	CAD	3,378,582	USD	2,800,000	1,076
08/03/2021	GS	CAD	4,725,765	USD	3,900,000	(14,974)
07/06/2021	SSB	CHF	3,207,313	USD	3,510,912	(60,463)
07/13/2021	BOA	CHF	2,733,650	USD	3,000,000	(44,475)
07/13/2021	MSCI	CHF	55,898,488	USD	60,410,879	(1,843,456)
08/19/2021	MSCI	CLP	510,006,500	USD	712,160	6,646
07/28/2021	JPM	COP	2,446,600,000	USD	650,000	(7,751)
07/28/2021	MSCI	COP	3,803,085,000	USD	990,000	(32,432)
08/17/2021	CITI	CZK	16,935,496	USD	810,000	(4,249)
06/16/2021	DB	EUR	2,500,549	USD	3,038,000	(20,615)
06/21/2021	MSCI	EUR	6,669,236	USD	7,996,121	(162,334)
06/21/2021	SSB	EUR	93,420	USD	111,997	(2,284)
06/30/2021	BCLY	EUR	3,600,000	USD	4,332,794	(71,848)
06/30/2021	BOA	EUR	4,070,000	USD	4,904,850	(74,843)
06/30/2021	DB	EUR	2,660,000	USD	3,131,749	(122,792)
06/30/2021	GS	EUR	2,200,000	USD	2,678,340	(13,385)
06/30/2021	JPM	EUR	10,270,000	USD	12,374,210	(191,257)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/06/2021	GS	EUR	1,962,116	USD	2,394,069	(6,880)
06/21/2021	SSB	GBP	828,726	USD	1,165,132	(12,265)
07/13/2021	BOA	GBP	4,570,000	USD	6,342,417	(150,492)
07/13/2021	GS	GBP	1,200,000	USD	1,691,693	(13,229)
07/13/2021	MSCI	GBP	900,000	USD	1,278,357	(334)
06/14/2021	CITI	HUF	1,281,210,928	USD	4,250,619	(262,730)
08/11/2021	CITI	IDR	24,975,528,000	USD	1,720,000	(19,835)
07/30/2021	BOA	ILS	2,927,913	USD	901,378	(515)
07/16/2021	BCLY	INR	216,618,300	USD	2,850,000	(116,974)
07/16/2021	MSCI	INR	76,908,000	USD	1,020,000	(33,392)
06/09/2021	BOA	JPY	1,304,384,402	USD	11,930,000	16,176
06/09/2021	GS	JPY	510,966,955	USD	4,700,000	32,993
06/09/2021	MSCI	JPY	802,852,239	USD	7,340,000	7,008
06/09/2021	SSB	JPY	494,684,109	USD	4,480,000	(38,284)
07/07/2021	GS	JPY	119,811,686	USD	1,096,200	1,632
07/07/2021	MSCI	JPY	319,114,358	USD	2,928,945	13,601
07/07/2021	SSB	JPY	116,808,910	USD	1,074,264	7,129
08/13/2021	CITI	KRW	1,058,562,200	USD	940,000	(15,008)
08/13/2021	GS	KRW	122,890,263	USD	110,000	(869)
08/13/2021	JPM	KRW	644,937,900	USD	570,000	(11,847)
07/21/2021	BOA	MXN	18,879,834	USD	940,000	(2,349)
07/21/2021	SSB	MXN	29,598,622	USD	1,480,000	2,644
06/14/2021	DB	NOK	15,618,766	USD	1,830,000	(48,299)
06/14/2021	GS	NOK	8,233,316	USD	1,000,000	9,869
06/14/2021	JPM	NOK	60,634,810	USD	7,270,000	(21,888)
06/14/2021	MSCI	NOK	10,852,899	USD	1,300,000	(5,160)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

Forward Currency Contracts (continued)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/14/2021	SSB	NOK	5,839,564	USD	700,000	(2,261)
06/16/2021	BCLY	NZD	502,999	USD	362,957	(3,138)
06/16/2021	SSB	NZD	696,095	USD	498,852	(7,784)
06/16/2021	UBSA	NZD	4,166,176	USD	2,947,228	(85,019)
08/05/2021	JPM	NZD	13,460,000	USD	9,640,892	(154,239)
08/05/2021	MSCI	NZD	39,730,000	USD	28,508,857	(403,519)
08/19/2021	CITI	PEN	424,985	USD	110,000	(1,315)
08/19/2021	JPM	PEN	3,622,080	USD	960,000	11,281
07/21/2021	MSCI	PHP	107,728,395	USD	2,208,454	(42,991)
08/31/2021	JPM	RON	12,951,086	USD	3,206,111	(4,176)
08/12/2021	GS	RUB	28,911,690	USD	390,000	152
08/05/2021	GS	SEK	48,150,303	USD	5,800,000	(11,438)
07/15/2021	GS	SGD	1,744,830	USD	1,310,000	(10,374)
07/16/2021	BCLY	THB	48,034,350	USD	1,530,000	(7,612)
07/16/2021	BOA	THB	62,018,712	USD	1,964,389	(20,872)
07/16/2021	DB	THB	17,622,472	USD	560,000	(4,107)
06/16/2021	DB	USD	1,193,918	AUD	1,546,839	3,264
06/16/2021	GS	USD	1,686,938	AUD	2,174,455	(4,010)
06/16/2021	JPM	USD	1,444,260	AUD	1,852,794	(10,283)
08/10/2021	GS	USD	3,034,859	AUD	3,900,000	(15,758)
08/10/2021	JPM	USD	3,895,706	AUD	5,020,000	(9,581)
08/10/2021	SSB	USD	1,858,701	AUD	2,400,000	(793)
06/02/2021	CITI	USD	640,000	BRL	3,523,520	32,466
06/02/2021	JPM	USD	2,270,000	BRL	12,427,460	101,788
06/02/2021	MSCI	USD	4,310,000	BRL	23,503,825	175,720
09/02/2021	MSCI	USD	3,937,194	BRL	21,052,569	43,815
07/12/2021	DB	USD	725,658	CAD	877,645	1,432
08/03/2021	GS	USD	4,301,884	CAD	5,293,566	83,474
08/03/2021	JPM	USD	42,648,473	CAD	52,351,000	720,760
07/06/2021	SSB	USD	798,476	CHF	719,569	2,772
07/13/2021	BOA	USD	8,770,000	CHF	7,983,637	121,403
07/13/2021	GS	USD	3,700,000	CHF	3,333,763	12,823
07/13/2021	JPM	USD	11,190,000	CHF	10,272,079	250,049
07/13/2021	MSCI	USD	2,600,000	CHF	2,329,126	(6,045)
08/19/2021	MSCI	USD	840,000	CLP	605,640,000	(2,192)
08/17/2021	JPM	USD	1,450,295	CZK	30,655,244	23,592
06/16/2021	DB	USD	1,175,359	EUR	975,831	18,255
06/16/2021	SSB	USD	2,392,678	EUR	1,997,112	50,144
06/16/2021	UBSA	USD	1,683,909	EUR	1,397,551	25,543
06/21/2021	BOA	USD	486,174	EUR	402,706	6,454
06/21/2021	GS	USD	88,662	EUR	73,710	1,507
06/21/2021	JPM	USD	284,556	EUR	236,640	4,925
06/21/2021	MSCI	USD	968,382	EUR	798,911	8,923

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/21/2021	SSB	USD	206,921	EUR	169,940	966
06/30/2021	BCLY	USD	14,491,963	EUR	12,230,000	471,587
06/30/2021	DB	USD	28,632,380	EUR	24,250,000	1,037,782
07/06/2021	SSB	USD	11,182,893	EUR	9,293,559	189,194
07/19/2021	JPM	USD	18,739,160	EUR	15,470,480	196,002
06/21/2021	MSCI	USD	460,552	GBP	333,095	12,687
06/21/2021	SSB	USD	825,880	GBP	598,899	24,995
07/13/2021	BOA	USD	5,384,457	GBP	3,890,000	142,330
07/13/2021	JPM	USD	10,090,672	GBP	7,230,000	181,479
07/13/2021	MSCI	USD	11,540,722	GBP	8,396,000	388,045
06/14/2021	CITI	USD	2,040,000	HUF	608,910,657	105,023
06/14/2021	DB	USD	1,010,000	HUF	287,458,019	2,634
08/11/2021	JPM	USD	4,086,164	IDR	59,805,090,000	79,954
07/16/2021	GS	USD	1,210,000	INR	89,218,140	12,002
07/16/2021	MSCI	USD	2,416,323	INR	183,688,893	99,624
06/09/2021	BCLY	USD	4,110,000	JPY	446,481,630	(31,982)
06/09/2021	BOA	USD	3,600,000	JPY	392,812,308	(12,180)
06/09/2021	JPM	USD	5,220,000	JPY	564,079,986	(67,876)
06/09/2021	MSCI	USD	41,730,407	JPY	4,516,202,391	(480,880)
07/07/2021	DB	USD	693,996	JPY	75,875,265	(819)
07/07/2021	MSCI	USD	16,905,145	JPY	1,845,882,953	(41,650)
08/13/2021	MSCI	USD	3,262,256	KRW	3,653,694,651	34,016
07/21/2021	MSCI	USD	5,521,193	MXN	110,542,020	(3,710)
06/14/2021	BCLY	USD	4,000,000	NOK	33,731,400	56,508
06/14/2021	JPM	USD	4,930,000	NOK	42,023,448	123,702
06/14/2021	MSCI	USD	13,180,000	NOK	111,616,159	242,859
06/16/2021	MSCI	USD	663,969	NZD	910,937	(966)
08/05/2021	GS	USD	5,159,775	NZD	7,100,000	7,048
08/19/2021	JPM	USD	2,726,065	PEN	10,076,900	(86,657)
07/21/2021	BCLY	USD	1,350,000	PHP	65,213,100	12,907
08/17/2021	MSCI	USD	169,765	PLN	636,588	4,043
08/31/2021	BOA	USD	210,000	RON	848,808	401
08/12/2021	BCLY	USD	5,926,785	RUB	447,366,140	105,543
08/05/2021	JPM	USD	7,340,000	SEK	62,011,836	144,437
08/05/2021	MSCI	USD	33,286,333	SEK	280,973,263	625,368
07/15/2021	MSCI	USD	1,626,918	SGD	2,183,242	25,219
07/16/2021	CITI	USD	260,000	THB	8,141,926	629
07/28/2021	JPM	USD	936,543	TWD	25,899,102	10,592
07/30/2021	MSCI	USD	6,102,463	ZAR	88,482,659	284,738
07/30/2021	CITI	ZAR	27,660,699	USD	1,920,000	(76,713)
07/30/2021	MSCI	ZAR	3,885,411	USD	280,000	(472)

						$889,477

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
111	Australian Government Bond 10 Yr.	June 2021	11,975,455	105,013
178	CAC40 10 Euro	June 2021	14,040,753	370,304
42	Canadian Government Bond 10 Yr.	September 2021	5,011,978	(3,158)
23	DAX Index	June 2021	10,864,810	139,203
118	FTSE 100 Index	June 2021	11,747,483	480,969
48	Hang Seng Index	June 2021	8,972,543	85,715
416	Mini MSCI Emerging Markets	June 2021	28,306,720	572,557
73	MSCI Singapore	June 2021	1,993,765	22,551
48	S&P 500 E-Mini	June 2021	10,085,760	72,317
47	S&P/TSX 60	June 2021	9,170,846	332,771
17	TOPIX Index	June 2021	3,003,093	43,262
102	U.S. Treasury Note 10 Yr. (CBT)	September 2021	13,457,625	2,871

			$128,630,831	$2,224,375

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
244	E-mini Russell 2000 Index	June 2021	27,676,920	(202,718)
72	Euro Bund	June 2021	14,920,797	95,405
137	FTSE Taiwan Index	June 2021	8,127,191	(96,446)
52	FTSE/JSE TOP 40	June 2021	2,320,994	17,719
5	Japanese Government Bond 10 Yr. (OSE)	June 2021	6,894,888	(2,291)
36	NASDAQ 100 E-Mini	June 2021	9,854,280	(256,110)
45	SPI 200 Futures	June 2021	6,229,952	(286,312)
9	UK Gilt Long Bond	September 2021	1,625,282	(2,179)

			$77,650,304	$(732,932)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Index Options – Puts
FTSE 100 Index	7,000.00	06/18/21	(9)	GBP	(632,035)	(10,490)
S&P 500 Index	4,175.00	06/04/21	(15)	USD	(6,306,165)	(16,275)
S&P 500 Index	4,155.00	06/11/21	(12)	USD	(5,044,932)	(23,640)
S&P 500 Index	4,205.00	06/18/21	(14)	USD	(5,885,754)	(68,166)

	Total Index Options – Puts					(118,571)

Description	Counterparty	Exercise Rate	Expiration Date	Principal / Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps – Puts
CDX.NA.HYS.36.V1-5Y	BOA	108.00%	07/21/21	USD	10,000,000	Fixed Spread	Pay	(50,291)
CDX.NA.HYS.36.V1-5Y	GS	106.00%	07/21/21	USD	7,115,000	Fixed Spread	Pay	(19,218)
CDX.NA.IGS.36.V1-5Y	BCLY	62.50%	07/21/21	USD	22,250,000	Fixed Spread	Pay	(15,024)

			Total Written Options on Credit Default Swaps – Puts					(84,533)

			TOTAL WRITTEN OPTIONS (Premiums $396,641)					$(203,104)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
ITRAXX.EUROPES.34.V1-5Y	EUR	9,968,000	1.00%	0.42%	N/A	12/20/2025	Quarterly	(313,377)	(322,862)	(9,485)
CDX.NA.HYS.36.V1-5Y	USD	4,091,000	5.00%	2.88%	N/A	06/20/2026	Quarterly	(393,594)	(396,602)	(3,008)
CDX.NA.HYS.36.V1-5Y	USD	7,115,000	5.00%	2.88%	N/A	06/20/2026	Quarterly	(644,263)	(689,763)	(45,500)
CDX.NA.IGS.36.V1-5Y	USD	22,250,000	1.00%	0.51%	N/A	06/20/2026	Quarterly	(519,823)	(543,790)	(23,967)

								$(1,871,057)	$(1,953,017)	$(81,960)

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.31.V14-5Y	CITI	USD	1,631,000	5.00%	3.70%	N/A	12/20/2023	Quarterly	(6,361)	(53,597)	(47,236)
ITRAXX.EUROPES.32.V1-5Y	JPM	EUR	9,600,000	1.00%	1.29%	N/A	12/20/2024	Quarterly	572,808	120,203	(452,605)
CMBX.NA.BBB-.9	CGMI	USD	1,110,000	3.00%	5.56%	N/A	09/17/2058	Monthly	128,809	109,656	(19,153)
CMBX.NA.BBB-.9	CGMI	USD	666,000	3.00%	5.56%	N/A	09/17/2058	Monthly	77,753	65,794	(11,959)
Sell Protection^:
CDX.NA.HYS.31.V14-5Y	CITI	USD	1,928,000	5.00%	0.77%	1,928,000 USD	12/20/2023	Quarterly	203,886	210,072	6,186
CDX.NA.HYS.31.V14-5Y	CITI	USD	1,187,000	5.00%	0.77%	1,187,000 USD	12/20/2023	Quarterly	121,668	129,334	7,666
CDX.NA.HYS.33.V12-5Y	CITI	USD	4,450,000	5.00%	0.29%	4,450,000 USD	12/20/2024	Quarterly	756,555	738,255	(18,300)
ITRAXX.EUROPES.32.V1-5Y	JPM	EUR	20,000,000	1.00%	0.59%	20,000,000 EUR	12/20/2024	Quarterly	116,938	365,327	248,389
ITRAXX.EUROPES.34.V1-5Y	BOA	EUR	17,800,000	1.00%	0.17%	17,800,000 EUR	12/20/2025	Quarterly	857,391	837,579	(19,812)
CMBX.NA.A.9	CGMI	USD	1,780,000	2.00%	2.31%	1,780,000 USD	09/17/2058	Monthly	(44,602)	(22,895)	21,707
CMBX.NA.A.9	CGMI	USD	1,112,500	2.00%	2.31%	1,112,500 USD	09/17/2058	Monthly	(33,096)	(14,309)	18,787

									$2,751,749	$2,485,419	$(266,330)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2021, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
0.25%	3 Month AUD BBSW	AUD	78,150,000	06/16/2023	Quarterly	(51,130)	(67,778)	(16,648)
0.16%	3 Month AUD BBSW	AUD	5,160,000	06/16/2023	Quarterly	—	2,678	2,678
3 Month AUD BBSW	0.20%	AUD	36,660,000	06/16/2023	Quarterly	—	1,866	1,866
GBP - SONIA - COMPOUND	0.12%	GBP	184,790,000	06/16/2023	Annually	(8,071)	(169,608)	(161,537)
GBP - SONIA - COMPOUND	0.12%	GBP	12,880,000	06/16/2023	Annually	(4,220)	(9,997)	(5,777)
GBP - SONIA - COMPOUND	0.14%	GBP	9,460,000	06/16/2023	Annually	882	(2,786)	(3,668)
GBP - SONIA - COMPOUND	0.15%	GBP	18,570,000	06/16/2023	Annually	—	1,369	1,369
0.65%	3 Month NZD Bank Bill Rate	NZD	145,530,000	06/16/2023	Quarterly	—	(72,229)	(72,229)
3 Month NZD Bank Bill Rate	0.48%	NZD	54,800,000	06/16/2023	Quarterly	(4,290)	(107,865)	(103,575)
0.50%	3 Month NZD Bank Bill Rate	NZD	27,050,000	06/16/2023	Quarterly	—	47,006	47,006
0.64%	3 Month NZD Bank Bill Rate	NZD	3,560,000	06/16/2023	Quarterly	(1,782)	(1,126)	656
3 Month NZD Bank Bill Rate	0.55%	NZD	17,710,000	06/16/2023	Quarterly	—	(16,991)	(16,991)
0.02%	3 Month SEK STIBOR	SEK	198,100,000	06/16/2023	Quarterly	—	9,112	9,112
0.71%	3 Month CAD LIBOR	CAD	199,840,000	06/19/2023	Semi-Annually	(16,752)	(62,732)	(45,980)
3 Month CAD LIBOR	0.68%	CAD	52,680,000	06/19/2023	Semi-Annually	1,933	(7,070)	(9,003)
3 Month CAD LIBOR	0.69%	CAD	20,640,000	06/19/2023	Semi-Annually	—	(1,400)	(1,400)
6 Month EURIBOR	(0.45)%	EUR	62,660,000	06/21/2023	Semi-Annually	20,215	22,259	2,044
(0.50)%	6 Month EURIBOR	EUR	35,410,000	06/21/2023	Semi-Annually	—	29,536	29,536
0.30%	3 Month USD LIBOR	USD	70,030,000	06/21/2023	Quarterly	(37,214)	(97,614)	(60,400)
1.82%	6 Month AUD BBSW	AUD	7,990,000	06/16/2031	Semi-Annually	—	(61,851)	(61,851)
6 Month AUD BBSW	1.78%	AUD	6,830,000	06/16/2031	Semi-Annually	(8,868)	32,909	41,777
6 Month AUD BBSW	1.90%	AUD	46,430,000	06/16/2031	Semi-Annually	18,989	627,436	608,447
6 Month AUD BBSW	1.89%	AUD	16,930,000	06/16/2031	Semi-Annually	18,440	216,414	197,974
6 Month AUD BBSW	1.70%	AUD	1,090,000	06/16/2031	Semi-Annually	—	(1,199)	(1,199)
3 Month CAD LIBOR	1.98%	CAD	136,750,000	06/16/2031	Semi-Annually	2,062	653,595	651,533
3 Month CAD LIBOR	1.97%	CAD	27,840,000	06/16/2031	Semi-Annually	11,350	111,490	100,140
3 Month CAD LIBOR	2.04%	CAD	25,900,000	06/16/2031	Semi-Annually	381	247,204	246,823
1.97%	3 Month CAD LIBOR	CAD	3,780,000	06/16/2031	Semi-Annually	—	(16,456)	(16,456)
2.00%	3 Month CAD LIBOR	CAD	3,780,000	06/16/2031	Semi-Annually	—	(24,803)	(24,803)
2.01%	3 Month CAD LIBOR	CAD	7,540,000	06/16/2031	Semi-Annually	—	(51,519)	(51,519)
1.95%	3 Month CAD LIBOR	CAD	9,730,000	06/16/2031	Semi-Annually	(1,504)	(22,003)	(20,499)
6 Month CHF LIBOR	0.03%	CHF	17,290,000	06/16/2031	Semi-Annually	(17,019)	(18,799)	(1,780)
6 Month CHF LIBOR	0.04%	CHF	1,010,000	06/16/2031	Semi-Annually	—	(756)	(756)
6 Month CHF LIBOR	0.10%	CHF	4,350,000	06/16/2031	Semi-Annually	—	26,459	26,459
GBP - SONIA - COMPOUND	0.82%	GBP	26,070,000	06/16/2031	Annually	(21,077)	150,788	171,865
GBP - SONIA - COMPOUND	0.81%	GBP	4,220,000	06/16/2031	Annually	—	21,507	21,507
0.73%	6 Month GBP LIBOR	GBP	54,490,000	06/16/2031	Annually	24,228	386,140	361,912
0.77%	6 Month GBP LIBOR	GBP	43,270,000	06/16/2031	Annually	123,745	59,118	(64,627)
0.80%	6 Month GBP LIBOR	GBP	53,460,000	06/16/2031	Annually	(43,305)	(147,491)	(104,186)
0.78%	6 Month GBP LIBOR	GBP	3,890,000	06/16/2031	Annually	—	(2,709)	(2,709)
1.90%	3 Month NZD Bank Bill Rate	NZD	11,880,000	06/16/2031	Quarterly	(8,754)	100,455	109,209
1.93%	3 Month NZD Bank Bill Rate	NZD	3,860,000	06/16/2031	Quarterly	—	25,628	25,628
3 Month NZD Bank Bill Rate	2.12%	NZD	26,320,000	06/16/2031	Quarterly	—	167,866	167,866
3 Month NZD Bank Bill Rate	2.10%	NZD	4,020,000	06/16/2031	Quarterly	—	21,177	21,177
3 Month NZD Bank Bill Rate	2.00%	NZD	32,070,000	06/16/2031	Quarterly	24,989	(48,960)	(73,949)
3 Month NZD Bank Bill Rate	1.94%	NZD	5,810,000	06/16/2031	Quarterly	—	(35,448)	(35,448)
3 Month NZD Bank Bill Rate	1.89%	NZD	90,000	06/16/2031	Quarterly	—	(852)	(852)
3 Month NZD Bank Bill Rate	2.05%	NZD	1,780,000	06/16/2031	Quarterly	11,040	3,150	(7,890)
3 Month SEK STIBOR	0.80%	SEK	40,900,000	06/16/2031	Quarterly	—	(13,082)	(13,082)
6 Month EURIBOR	0.06%	EUR	10,500,000	06/18/2031	Semi-Annually	(15,112)	(83,149)	(68,037)
6 Month EURIBOR	0.15%	EUR	2,070,000	06/18/2031	Semi-Annually	—	7,172	7,172
6 Month EURIBOR	0.16%	EUR	2,070,000	06/18/2031	Semi-Annually	—	7,300	7,300
0.03%	6 Month EURIBOR	EUR	31,100,000	06/18/2031	Semi-Annually	74,908	376,154	301,246
0.02%	6 Month EURIBOR	EUR	15,740,000	06/18/2031	Semi-Annually	70,755	207,416	136,661
0.05%	6 Month EURIBOR	EUR	25,180,000	06/18/2031	Semi-Annually	(36,407)	233,671	270,078
0.05%	6 Month EURIBOR	EUR	13,940,000	06/18/2031	Semi-Annually	31,224	132,468	101,244
3 Month USD LIBOR	1.59%	USD	3,870,000	06/18/2031	Quarterly	—	10,230	10,230
3 Month USD LIBOR	1.59%	USD	3,870,000	06/18/2031	Quarterly	—	9,308	9,308
1.65%	3 Month USD LIBOR	USD	96,530,000	06/18/2031	Quarterly	(307,422)	(830,168)	(522,746)
1.58%	3 Month USD LIBOR	USD	2,890,000	06/18/2031	Quarterly	(4,175)	(5,574)	(1,399)
1.62%	3 Month USD LIBOR	USD	3,010,000	06/18/2031	Quarterly	—	(17,137)	(17,137)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

Centrally Cleared Interest Rate Swaps (continued)

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month USD LIBOR	1.53%	USD	3,490,000	06/18/2031	Quarterly	656	(9,900)	(10,556)
3 Month USD LIBOR	1.69%	USD	14,890,000	06/18/2031	Quarterly	6,319	184,820	178,501

						$(144,986)	$2,124,649	$2,269,635

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Bloomberg Commodity Index (f)	(0.15)%	MSCI	USD	4,839,325	03/09/2022	Monthly	—	16,785	16,785
1 Month JPY LIBOR minus 0.10%	Total Return on MSCI Japan Value Net Total Return Local Index	GS	JPY	310,409,948	04/25/2022	Monthly	—	33,188	33,188
1 Month JPY LIBOR minus 0.10%	Total Return on MSCI Japan Value Net Total Return Local Index	GS	JPY	308,625,443	04/25/2022	Monthly	—	32,998	32,998
1 Month Federal Funds Rate plus 0.10%	Total Return on MSCI World Daily Total Return Net Value Index	GS	USD	3,314,411	05/06/2022	Monthly	—	52,778	52,778
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus (0.02)%	GS	USD	3,318,247	05/06/2022	Monthly	—	(98,406)	(98,406)
Bank of Japan Unsecured Overnight Call Rate minus 0.18%	Total Return on MSCI Japan Value Net Total Return Local Index	UBSA	JPY	324,441,629	05/11/2022	Monthly	—	59,819	59,819
1 Month Federal Funds Rate plus 0.09%	Total Return on MSCI World Daily Total Return Net Growth Index	UBSA	USD	3,851,191	05/12/2022	Monthly	—	71,509	71,509
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.10%	UBSA	USD	3,851,179	05/12/2022	Monthly	—	(193,060)	(193,060)
1 Month Federal Funds Rate Plus 0.05%	Total Return on MSCI World Daily Total Return Net Growth Index	UBSA	USD	2,662,352	05/20/2022	Monthly	—	22,394	22,394
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.50%	UBSA	USD	2,662,317	05/20/2022	Monthly	—	(60,865)	(60,865)
1 Month Federal Funds Rate plus 0.60%	Total Return on Equity Basket(h)	GS	USD	143,309	05/24/2022	Monthly	—	3,152	3,152
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 0.50%	GS	USD	397,947	05/24/2022	Monthly	—	51	51
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 0.75%	MORD	USD	685,112	05/24/2022	Monthly	—	(2,394)	(2,394)
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 0.50%	GS	USD	126,302	05/24/2022	Monthly	—	(1,373)	(1,373)
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 0.50%	GS	USD	3,280	05/24/2022	Monthly	—	(97)	(97)
1 Month Federal Funds Rate plus 0.95%	Total Return on Equity Basket(h)	MORD	USD	103,494	10/18/2022	Monthly	—	4,415	4,415
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	4,649,488	10/18/2022	Monthly	—	(29,197)	(29,197)
Total Return on Equity Basket (h)	1 Month Federal Funds Rate plus 1.00%	MORD	USD	79,431	12/19/2022	Monthly	—	(6,046)	(6,046)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

OTC Total Return Swaps (continued)

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 0.50%	MORD	USD	4,629	02/21/2023	Monthly	—	(81)	(81)

							$—	$(94,430)	$(94,430)

As of May 31, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	Investment valued using significant unobservable inputs.

(e)	The rate disclosed is the 7 day net yield as of May 31, 2021.

(f)	All or a portion of this security or derivative is owned by GMO Alternative Allocation SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Allocation Fund.

(g)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(h)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

(i)	The following table represents the individual short positions within the custom equity basket swap as of May 31, 2021:

Shares	Description	% of Equity Basket	Value ($)

3,050,000	Alibaba Pictures Group Ltd	8.7%	408,620

783,000	China Molybdenum Co Ltd – Class H	11.2%	524,625

42,000	China Resources Beer Holdings Co Ltd	8.0%	372,606

164,000	China Youzan Ltd	0.7%	33,781

124,000	China Yuhua Education Corp Ltd	2.7%	124,350

400	Fuyao Glass Industry Group Co Ltd – Class H	0.1%	2,514

278,000	Greentown Service Group Co Ltd	9.2%	429,770

3,000	Haidilao International Holding Ltd	0.4%	16,979

9,200	Hong Kong Exchanges and Clearing Ltd	12.1%	566,192

135,000	Kingdee International Software Group Co Ltd	11.0%	513,000

3,000	Kuaishou Technology	1.6%	77,557

14,000	New World Development Co Ltd	1.6%	76,098

78,400	Sands China Ltd	7.7%	358,280

42,000	SJM Holdings Ltd	1.0%	47,997

148,800	Wynn Macau Ltd	5.5%	257,700

34,000	Yihai International Holding Ltd.	5.7%	268,664

386,000	Zijin Mining Group Co Ltd – Class H	12.8%	597,375

	TOTAL COMMON STOCKS		$4,676,108

The rates shown on variable rate notes are the current interest rates at May 31, 2021, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CLO - Collateralized Loan Obligation

EURIBOR - Euro Interbank Offered Rate

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen.

LIBOR - London Interbank Offered Rate

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

REIT - Real Estate Investment Trust

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SONIA - Sterling Overnight Interbank Average Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBSA - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

6,235,561	GMO Emerging Country Debt Fund, Class IV	163,932,890

448,209,975	GMO Implementation Fund	6,041,870,461

8,753,763	GMO Opportunistic Income Fund, Class VI	227,072,613

5,507,128	GMO SGM Major Markets Fund, Class VI	175,346,942

	TOTAL MUTUAL FUNDS (COST $6,449,028,220)	6,608,222,906

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

5,529,815	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	5,529,815

	TOTAL SHORT-TERM INVESTMENTS (COST $5,529,815)	5,529,815

	TOTAL INVESTMENTS — 100.1% (Cost $6,454,558,035)	6,613,752,721

	Other Assets and Liabilities (net) — (0.1%)	(4,464,997)

	TOTAL NET ASSETS — 100.0%	$6,609,287,724

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2021.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 76.0%

	Argentina — 0.0%

15,000	Banco BBVA Argentina SA ADR *	50,550

1,400	Globant SA * (a)	305,018

22,800	Grupo Financiero Galicia SA ADR	202,464

9,300	Telecom Argentina SA Sponsored ADR	53,382

	Total Argentina	611,414

	Australia — 1.5%

136,172	Accent Group Ltd	285,774

25,859	Adairs Ltd	93,303

67	Ansell Ltd (a)	2,103

72,623	Asaleo Care Ltd	78,675

144,861	Australian Pharmaceutical Industries Ltd (b)	129,013

30,888	Aventus Group (REIT)	69,553

120,495	Bank of Queensland Ltd	838,984

32,360	Bendigo & Adelaide Bank Ltd	261,823

545	BHP Group Ltd	20,187

180,505	BlueScope Steel Ltd	2,979,983

19,756	Codan Ltd	289,551

26,514	Computershare Ltd (a)	331,279

357,154	Dexus (REIT)	2,865,270

401,209	Fortescue Metals Group Ltd	6,851,973

39,768	GDI Property Group (REIT)	32,950

110,899	Genworth Mortgage Insurance Australia Ltd *	236,857

986,774	GPT Group (The) (REIT)	3,539,069

13,250	JB Hi-Fi Ltd	491,913

26,085	McMillan Shakespeare Ltd	246,333

636,985	Mirvac Group (REIT)	1,383,218

99,102	Mount Gibson Iron Ltd	63,775

77,802	Rio Tinto Ltd	7,379,879

136,209	Sandfire Resources Ltd	750,867

858,422	Scentre Group (REIT)	1,817,703

337,153	Stockland (REIT)	1,214,384

13,140	Virtus Health Ltd (b)	62,746

	Total Australia	32,317,165

	Austria — 0.0%

2,199	Semperit AG Holding	100,071

2,078	Vienna Insurance Group AG Wiener Versicherung Gruppe	58,759

	Total Austria	158,830

	Belgium — 0.5%

109,500	Ageas SA/NV (b)	7,084,021

4,045	Bekaert SA	194,462

27,883	bpost SA *	372,195

362	Cie d’Entreprises CFE	40,473

9,410	Econocom Group SA (a)	37,767

29,316	UCB SA	2,751,735

	Total Belgium	10,480,653

Shares	Description	Value ($)

	Brazil — 1.2%

742,740	Banco Bradesco SA	3,257,869

136,200	Banco do Brasil SA	876,518

20,800	Banco Santander Brasil SA	162,834

88,300	Blau Farmaceutica SA *	784,445

5,700	C&A Modas Ltda *	15,191

299,700	Camil Alimentos SA	569,302

22,200	Cia de Saneamento do Parana	86,471

143,700	Cia Siderurgica Nacional SA	1,230,840

180,100	Dimed SA Distribuidora da Medicamentos	697,703

55,800	JBS SA	322,485

71,300	Mahle-Metal Leve SA	377,589

619,700	Marfrig Global Foods SA	2,170,026

734,440	Petrobras Distribuidora SA	3,603,360

82,500	Petroleo Brasileiro SA Sponsored ADR	842,325

34,700	Sul America SA	231,702

1,100	Telefonica Brasil SA	9,312

847,500	TIM SA	1,966,014

13,700	Tupy SA *	64,692

319,700	Vale SA Sponsored ADR	6,879,944

125,100	Vamos Locacao de Caminhoes, Maquinas e Equipamentos SA *	1,226,588

	Total Brazil	25,375,210

	Canada — 1.3%

7,100	AGF Management Ltd – Class B (b)	44,726

7,700	Bank of Montreal	808,403

9,300	Bank of Nova Scotia (The)	626,030

43,719	Brookfield Asset Management Inc – Class A	2,200,814

17,400	Canaccord Genuity Group Inc	189,837

31,900	Canadian Apartment Properties (REIT)	1,459,734

3,900	Canadian Natural Resources Ltd	135,018

3,400	Canadian Tire Corp Ltd – Class A	581,916

19,200	Canfor Corp *	475,689

1,400	Canfor Pulp Products Inc * (b)	10,129

42,600	Cascades Inc	481,346

47,900	Celestica Inc * (c)	413,557

17,400	Celestica Inc * (c)	149,988

6,000	Cogeco Inc (a)	471,884

36,200	Corus Entertainment Inc – B Shares (a)	183,689

7,800	Enerplus Corp (b)	51,008

1,300	Finning International Inc	32,283

900	First Quantum Minerals Ltd	22,387

10,259	iA Financial Corp Inc	590,293

31,600	Imperial Oil Ltd (b) (c)	1,042,652

11,300	Imperial Oil Ltd (c)	372,900

1,600	Interfor Corp	41,283

24,400	Intertape Polymer Group Inc	590,787

600	Laurentian Bank of Canada (b)	21,670

18,700	Linamar Corp	1,224,273

37,200	Magna International Inc (c)	3,740,786

1,300	Magna International Inc (c)	130,767

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

8,600	Manulife Financial Corp	179,681

3,100	Martinrea International Inc	34,899

3,000	Morguard North American Residential Real Estate Investment Trust	40,801

31,300	Nutrien Ltd	1,945,295

97,700	Power Corp of Canada	3,186,441

8,600	RioCan Real Estate Investment Trust	151,206

19,400	Royal Bank of Canada	2,017,324

400	Sun Life Financial Inc	21,545

39,100	Toronto-Dominion Bank (The)	2,818,126

47,900	Tourmaline Oil Corp	1,166,919

37,100	Transcontinental Inc – Class A	690,683

5,500	Wajax Corp	104,578

1,900	Westshore Terminals Investment Corp (b)	28,892

	Total Canada	28,480,239

	Chile — 0.0%

52,872	Falabella SA	231,265

5,354	Inversiones La Construccion SA	28,451

	Total Chile	259,716

	China — 11.7%

7,000	360 DigiTech, Inc. ADR *	196,490

1,585,668	Agile Group Holdings Ltd	2,237,487

437,700	Agricultural Bank of China Ltd – Class A	225,622

21,340,800	Agricultural Bank of China Ltd – Class H	8,659,222

120,000	AK Medical Holdings Ltd	214,157

18,900	Alibaba Group Holding Ltd *	505,490

35,400	Alibaba Group Holding Ltd Sponsored ADR *	7,574,184

612,000	Angang Steel Co Ltd – Class H (b)	403,434

112,699	Anhui Conch Cement Co Ltd – Class A	869,466

867,500	Anhui Conch Cement Co Ltd – Class H	5,370,647

32,500	Asia Cement China Holdings Corp	30,916

4,144,000	BAIC Motor Corp Ltd – Class H (b)	1,541,696

56,800	Baidu Inc Sponsored ADR * (a)	11,148,136

503,500	Bank of China Ltd – Class A	264,244

24,190,000	Bank of China Ltd – Class H	9,166,049

12,243,000	Bank of Communications Co Ltd – Class H	8,267,850

125,500	Beijing Enterprises Holdings Ltd	438,050

358,500	BYD Electronic International Co Ltd (b)	2,281,528

5,500,000	China Cinda Asset Management Co Ltd – Class H	1,176,150

286,000	China CITIC Bank Corp Ltd – Class H	156,327

3,195,357	China Communications Services Corp Ltd – Class H	1,342,225

12,011,000	China Construction Bank Corp – Class H	9,896,182

1,336,000	China Dongxiang Group Co Ltd	168,691

1,679,000	China Everbright Bank Co Ltd – Class H	716,348

2,083,000	China Feihe Ltd	5,675,126

5,400	China Gas Holdings Ltd	20,538

1,058,000	China Greenfresh Group Co Ltd * (d)	—

Shares	Description	Value ($)

	China — continued

3,902,000	China Hongqiao Group Ltd	6,293,925

22,799,000	China Huarong Asset Management Co Ltd – Class H (d)	2,232,633

1,537,000	China Lesso Group Holdings Ltd	3,894,521

499,000	China Lilang Ltd	318,274

1,474,000	China Machinery Engineering Corp – Class H	659,299

2,371,645	China Medical System Holdings Ltd	5,920,041

239,358	China Merchants Bank Co Ltd – Class A	2,201,663

5,732,000	China National Building Material Co Ltd – Class H	7,590,735

650,000	China Oriental Group Co Ltd	213,111

58,000	China Overseas Grand Oceans Group Ltd	36,744

134,500	China Overseas Land & Investment Ltd	326,042

108,890	China Pacific Insurance Group Co Ltd – Class A	600,517

10,638	China Petroleum & Chemical Corp ADR	574,452

14,878,000	China Petroleum & Chemical Corp – Class H	8,054,677

145,000	China Pioneer Pharma Holdings Ltd	17,761

14,434,042	China Railway Group Ltd – Class H	7,619,424

37,400	China Railway Signal & Communication Corp Ltd – Class A	33,738

1,341,000	China Reinsurance Group Corp – Class H	146,808

446,000	China Resources Land Ltd	2,107,311

2,434,000	China Resources Pharmaceutical Group Ltd	1,730,328

72,000	China Resources Power Holdings Co Ltd	92,953

93,000	China SCE Group Holdings Ltd	42,282

105,979	China Shenhua Energy Co Ltd – Class H	234,012

222,000	China Shineway Pharmaceutical Group Ltd (b)	231,561

1,156,000	China South City Holdings Ltd	128,085

67,200	China Taiping Insurance Holdings Co Ltd	125,492

584,000	China Traditional Chinese Medicine Holdings Co Ltd	375,419

748,891	China Vanke Co Ltd – Class A	3,171,175

330,125	China Vanke Co Ltd – Class H	1,138,183

32,900	China Yangtze Power Co Ltd – Class A	101,662

261,000	China Yongda Automobiles Services Holdings Ltd	460,363

2,900	China Yuchai International Ltd	46,342

2,484,000	China Zhongwang Holdings Ltd * (b)	626,654

18,000	Chinasoft International Ltd *	23,131

699,000	CITIC Ltd	821,734

1,884,604	Country Garden Holdings Co Ltd	2,402,658

57,297	CSG Holding Co Ltd – Class A	92,261

4,296,000	Dongfeng Motor Group Co Ltd – Class H	4,082,365

1,613,000	Dongyue Group Ltd	1,228,859

30,500	ENN Energy Holdings Ltd	560,696

373,800	Everbright Securities Co Ltd – Class H	328,239

1,559,098	Fangda Special Steel Technology Co Ltd – Class A *	2,247,518

1,015,500	Fantasia Holdings Group Co Ltd *	136,019

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	China — continued

1,895,500	Fosun International Ltd	3,059,323

132,000	Geely Automobile Holdings Ltd	334,250

131,000	Genertec Universal Medical Group Co Ltd	118,327

44,500	Great Wall Motor Co Ltd – Class H	123,461

157,000	Greenland Hong Kong Holdings Ltd	53,583

590,000	Guangdong Investment Ltd	879,238

13,500	Guangdong Tapai Group Co Ltd – Class A	23,746

166,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	483,465

1,373,600	Guangzhou R&F Properties Co Ltd – Class H	1,854,341

101,000	Haitian International Holdings Ltd	365,406

41,000	Hebei Construction Group Corp Ltd – Class H	14,804

3,500	Hengan International Group Co Ltd	23,598

475,887	Hisense Home Appliances Group Co Ltd – Class A	1,112,725

359,000	Hisense Home Appliances Group Co Ltd – Class H	539,653

23,600	Hollysys Automation Technologies Ltd	318,600

384,000	Hopson Development Holdings Ltd	1,862,085

328,000	Huabao International Holdings Ltd (b)	510,467

7,514,000	Industrial & Commercial Bank of China Ltd – Class H	4,933,012

210,598	Inner Mongolia Eerduosi Resources Co Ltd – Class A	641,263

2,700	JOYY Inc ADR (a)	207,765

256,500	Kingboard Holdings Ltd	1,417,737

143,000	Kingboard Laminates Holdings Ltd	309,285

122,000	Koolearn Technology Holding Ltd *	197,971

296,000	Kunlun Energy Co Ltd	336,077

259,000	KWG Group Holdings Ltd	394,519

110,800	Legend Holdings Corp – Class H	175,240

1,092,000	Lenovo Group Ltd	1,316,830

246,981	Livzon Pharmaceutical Group Inc – Class H	1,253,485

226,000	Logan Group Co Ltd	362,189

182,500	Longfor Group Holdings Ltd	1,069,553

3,478,000	Lonking Holdings Ltd	1,263,346

24,000	Lufax Holding Ltd ADR *	292,560

1,985,000	Metallurgical Corp of China Ltd – Class H	483,088

135,600	Momo Inc Sponsored ADR (a)	1,902,468

55,200	NetEase Inc	1,296,702

42,400	NetEase Inc ADR (a)	5,000,232

856,000	Nexteer Automotive Group Ltd	1,078,173

2,122,000	Nine Dragons Paper Holdings Ltd	3,349,642

1,070,000	PAX Global Technology Ltd	1,337,088

55,000	Perennial Energy Holdings Ltd (b)	34,051

14,200	PetroChina Co Ltd ADR	585,750

4,142,000	PetroChina Co Ltd – Class H	1,693,756

3,892,000	PICC Property & Casualty Co Ltd – Class H	3,798,881

15,700	Ping An Insurance Group Co of China Ltd – Class A	180,146

Shares	Description	Value ($)

	China — continued

465,000	Poly Property Group Co Ltd	132,938

337,300	Postal Savings Bank of China Co Ltd – Class A	295,365

2,382,000	Postal Savings Bank of China Co Ltd – Class H (b)	1,710,555

1,418,000	Powerlong Real Estate Holdings Ltd	1,379,895

144,000	Qingling Motors Co Ltd – Class H	32,256

124,000	Road King Infrastructure Ltd	164,004

202,000	Seazen Group Ltd *	229,027

298,000	Shanghai Jin Jiang Capital Co Ltd – Class H	72,200

1,209,500	Shanghai Pharmaceuticals Holding Co Ltd – Class H	2,643,969

420,858	Shenzhen Investment Ltd	150,596

10,500	Shenzhou International Group Holdings Ltd	276,784

1,905,500	Shimao Group Holdings Ltd	5,467,016

532,000	Sinopec Engineering Group Co Ltd – Class H	336,558

3,312,000	Sinopharm Group Co Ltd – Class H	11,047,020

1,277,000	Sinotruk Hong Kong Ltd	3,062,538

2,552,000	Skyworth Group Ltd *	727,173

1,816,000	TCL Electronics Holdings Ltd *	1,216,327

104,700	Tencent Holdings Ltd	8,185,540

35,000	Tencent Holdings Ltd ADR (a)	2,743,300

610,000	Tianjin Port Development Holdings Ltd	53,465

1,750,000	Tianneng Power International Ltd (b)	3,152,987

51,597	Tsingtao Brewery Co Ltd – Class A	850,567

28,000	Tsingtao Brewery Co Ltd – Class H	297,468

21,000	Want Want China Holdings Ltd	15,586

995,000	Weichai Power Co Ltd – Class H	2,306,033

1,250,685	Weifu High-Technology Group Co Ltd – Class A	4,706,007

2,952,000	West China Cement Ltd	506,007

5,000	Xinhua Winshare Publishing and Media Co Ltd – Class H	3,655

248,000	Xtep International Holdings Ltd	272,646

100	Yum China Holdings Inc	6,764

2,690,000	Yuzhou Group Holdings Co Ltd	793,009

147,099	Zhejiang Weixing New Building Materials Co Ltd – Class A	544,104

763,799	Zhengzhou Coal Mining Machinery Group Co Ltd – Class A	1,379,807

574,500	Zhongsheng Group Holdings Ltd	4,778,299

1,110,498	Zhuzhou Kibing Group Co Ltd – Class A	2,816,061

330,600	Zoomlion Heavy Industry Science and Technology Co Ltd – Class H	411,039

	Total China	257,170,368

	Czech Republic — 0.0%

7,299	CEZ AS	218,094

2,291	Komercni Banka AS *	84,401

117,999	Moneta Money Bank AS *	441,261

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Czech Republic — continued

58	Philip Morris CR AS	40,433

	Total Czech Republic	784,189

	Denmark — 0.4%

935	Carlsberg A/S – Class B	171,728

177,018	Danske Bank A/S	3,334,209

7,316	Matas A/S *	141,199

27,315	Pandora A/S	3,689,454

26,761	Scandinavian Tobacco Group A/S	569,940

	Total Denmark	7,906,530

	Egypt — 0.0%

21,064	Commercial International Bank Egypt SAE *	71,282

33,697	Eastern Co SAE	25,816

49,666	ElSewedy Electric Co	25,273

	Total Egypt	122,371

	Finland — 0.3%

2,416	Aktia Bank Oyj	32,817

26,109	Kesko Oyj – B Shares	907,750

35,779	Neste Oyj	2,359,868

494,219	Nokia Oyj *	2,578,841

1,784	Tokmanni Group Corp	49,502

6,956	Uponor Oyj	208,171

	Total Finland	6,136,949

	France — 1.8%

18,514	ALD SA (b)	283,693

19,854	APERAM SA	1,094,597

16,080	ArcelorMittal SA *	520,065

902	Assystem SA (b)	33,210

34,489	Atos SE (a)	2,306,444

839	Axway Software SA * (a)	31,273

73,099	BNP Paribas SA (b)	5,032,509

721	Boiron SA	35,389

680	Bonduelle SCA	18,193

333	Christian Dior SE	267,525

47,832	Cie de Saint-Gobain *	3,210,810

123,876	Credit Agricole SA (b)	1,856,717

45,112	Derichebourg SA *	462,556

215	Eiffage SA	23,723

658	Fnac Darty SA *	45,931

5	Gaztransport Et Technigaz SA	416

337	Groupe Crit * (b)	25,362

389	HEXAOM *	20,404

13,874	IPSOS (a)	569,593

2,606	Kaufman & Broad SA	123,889

2,289	Kering SA	2,096,261

2,920	LVMH Moet Hennessy Louis Vuitton SE	2,339,014

23,776	Metropole Television SA (a)	504,359

Shares	Description	Value ($)

	France — continued

190,567	Natixis SA * (b)	941,759

16,231	Orange SA	207,129

54,988	Publicis Groupe SA (a)	3,716,977

21,473	Quadient SA	628,959

6	Renault SA * (c)	248

107,826	Renault SA * (c)	4,474,419

1,204	Rothschild & Co	47,722

19,010	Safran SA	2,874,498

19	Sanofi	2,033

123,774	Societe Generale SA (b)	3,963,124

695	Synergie SE *	30,558

54,663	Television Francaise 1 (a)	571,361

10,934	TOTAL SE	509,970

4,488	Vicat SA	237,053

369	Vilmorin & Cie SA	26,177

	Total France	39,133,920

	Germany — 1.5%

4,418	ADVA Optical Networking SE *	58,042

468	Amadeus Fire AG	86,627

2,193	Aroundtown SA	18,497

23	Aurubis AG	2,152

45,242	Bayer AG (Registered)	2,883,886

13,322	Bayerische Motoren Werke AG	1,414,232

14,605	Beiersdorf AG	1,731,488

8	Brenntag SE	751

45,992	CECONOMY AG *	258,487

478	Cewe Stiftung & Co KGaA	78,449

85,405	Daimler AG (Registered)	7,968,089

43,217	Deutsche Pfandbriefbank AG	511,690

10,662	Deutz AG *	90,300

45,097	Dialog Semiconductor Plc *	3,575,510

1,480	Draegerwerk AG & Co KGaA (a)	133,720

35	DWS Group GmbH & Co KGaA	1,662

16	Elmos Semiconductor SE	682

51,666	Fresenius SE & Co KGaA (a)	2,808,569

4,219	Hamburger Hafen und Logistik AG	110,015

43,766	HeidelbergCement AG	4,000,148

5,262	Hornbach Baumarkt AG	252,310

8,027	Hornbach Holding AG & Co KGaA	894,982

17,315	Kloeckner & Co SE *	238,773

22	KWS Saat SE & Co KGaA	2,059

17,920	SAP SE (a)	2,509,046

14	Siemens AG (Registered)	2,298

5,384	Takkt AG	90,986

4,523	Traton SE	150,244

233	VERBIO Vereinigte BioEnergie AG	12,828

4,990	Volkswagen AG (b)	1,822,157

	Total Germany	31,708,679

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Greece — 0.0%

12,055	FF Group * (d)	—

	Hong Kong — 0.8%

28,500	BOC Hong Kong Holdings Ltd	105,125

28,700	Budweiser Brewing Co APAC Ltd	98,763

141,400	Champion (REIT)	82,567

118,000	Chow Sang Sang Holdings International Ltd	205,888

953,000	CITIC Telecom International Holdings Ltd	318,074

12,500	CK Asset Holdings Ltd	85,105

424,000	CK Hutchison Holdings Ltd	3,380,290

550,000	CSI Properties Ltd	18,071

100,500	Dah Sing Banking Group Ltd	115,301

79,200	Dah Sing Financial Holdings Ltd	281,934

2,340,000	First Pacific Co Ltd	816,370

494,000	Giordano International Ltd	109,462

428,000	IGG Inc	637,015

244,000	Johnson Electric Holdings Ltd	649,803

113,000	K Wah International Holdings Ltd	55,736

85,500	Kerry Logistics Network Ltd	255,541

460,500	Kerry Properties Ltd	1,587,875

24,800	Luk Fook Holdings International Ltd	69,620

376,000	Pacific Textiles Holdings Ltd	250,831

3,326,000	PCCW Ltd	1,839,253

720,000	Shun Tak Holdings Ltd	230,358

60,500	SmarTone Telecommunications Holdings Ltd	35,233

130,000	Sun Hung Kai & Co Ltd	72,063

5,000	Sun Hung Kai Properties Ltd	78,084

42,000	Swire Pacific Ltd – Class A	326,931

180,000	Texwinca Holdings Ltd	46,631

408,000	VSTECS Holdings Ltd	398,548

143,500	VTech Holdings Ltd	1,482,656

2,783,500	WH Group Ltd	2,400,463

18,000	Xinyi Glass Holdings Ltd	70,398

355,500	Yue Yuen Industrial Holdings Ltd	928,170

	Total Hong Kong	17,032,159

	Hungary — 0.0%

75,431	Magyar Telekom Telecommunications Plc	107,511

17,118	Richter Gedeon Nyrt	477,805

	Total Hungary	585,316

	India — 2.1%

20,481	Asian Paints Ltd	829,383

1,440	Aurobindo Pharma Ltd	20,298

42	Bajaj Auto Ltd *	2,434

182,033	Balrampur Chini Mills Ltd	746,391

9,635	Bombay Burmah Trading Co	170,288

153	BSE Ltd	1,980

156,110	Cadila Healthcare Ltd *	1,337,938

21,116	Dhampur Sugar Mills Ltd	91,160

24,600	Dr Reddy’s Laboratories Ltd ADR	1,755,702

Shares	Description	Value ($)

	India — continued

60,568	Engineers India Ltd	70,826

196,092	Firstsource Solutions Ltd	380,799

33,977	Glenmark Pharmaceuticals Ltd	285,418

4,604	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	24,120

695,627	HCL Technologies Ltd	9,054,145

17,815	HDFC Bank Ltd *	370,620

155,871	Hindalco Industries Ltd	833,664

21,163	Hindustan Unilever Ltd	679,528

11,287	Hindustan Zinc Ltd	50,816

20,265	Housing Development Finance Corp Ltd	710,051

107,289	ICICI Bank Ltd *	958,733

505,780	Indiabulls Housing Finance Ltd	1,555,120

61,234	Indian Bank *	119,786

47,800	Infosys Ltd Sponsored ADR (a)	924,452

187,309	IRCON International Ltd	124,783

187,309	IRCON International Ltd – Interim Shares (e)	124,886

1,472	Just Dial Ltd *	18,561

119,209	Karnataka Bank Ltd (The) *	105,911

30,989	Kotak Mahindra Bank Ltd *	768,838

83,005	LT Foods Ltd	85,011

1,564	Mahanagar Gas Ltd	25,393

6,681	Mindtree Ltd	216,934

191,322	NBCC India Ltd	128,956

22,090	NCC Ltd	25,413

42,844	NMDC Ltd	105,843

212,576	NTPC Ltd	319,835

3,285,020	Oil & Natural Gas Corp Ltd	5,108,538

2,429	Oracle Financial Services Software Ltd	118,095

1,938,252	Power Finance Corp Ltd	3,219,784

356,414	PTC India Ltd	440,330

21,371	Rajesh Exports Ltd	152,750

3,517,508	REC Ltd	7,093,244

19,426	Tata Consultancy Services Ltd	842,782

915,583	Tata Motors Ltd *	4,029,384

250,237	Tata Motors Ltd – Class A *	520,921

25,137	Titan Co Ltd	547,017

49,047	TV18 Broadcast Ltd *	28,392

133,956	Wipro Ltd	992,594

75,655	Zee Entertainment Enterprises Ltd	220,497

	Total India	46,338,344

	Indonesia — 0.3%

412,500	Astra International Tbk PT	148,565

1,126,600	Bank Central Asia Tbk PT	2,498,498

1,422,800	Bank Mandiri Persero Tbk PT	576,840

1,556,900	Bank Negara Indonesia Persero Tbk PT	566,598

2,588,500	Bank Pembangunan Daerah Jawa Timur Tbk PT	135,847

7,442,400	Bank Rakyat Indonesia Persero Tbk PT	2,120,643

223,700	Bank Tabungan Negara Persero Tbk PT *	24,873

2,535,200	Bukit Asam Tbk PT	388,617

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued

243,500	Indo Tambangraya Megah Tbk PT	221,060

309,300	Matahari Department Store Tbk PT *	37,570

651,500	Pakuwon Jati Tbk PT *	22,694

1,417,500	Panin Financial Tbk PT *	18,838

1,814,700	Perusahaan Gas Negara Persero Tbk PT *	143,387

1,911,200	Ramayana Lestari Sentosa Tbk PT	88,276

43,600	United Tractors Tbk PT	66,595

	Total Indonesia	7,058,901

	Ireland — 0.4%

170,930	AIB Group Plc *	569,287

245,755	Bank of Ireland Group Plc *	1,592,586

3,941	CRH Plc	206,181

18,340	CRH Plc Sponsored ADR	954,964

9,518	Glanbia Plc	158,555

256,074	Hibernia REIT Plc	373,831

823	Irish Residential Properties REIT Plc	1,585

3,214	Kingspan Group Plc	305,492

24,624	Origin Enterprises Plc	110,335

32,738	Permanent TSB Group Holdings Plc *	58,180

106,840	Ryanair Holdings Plc * (b)	2,188,075

6,712	Smurfit Kappa Group Plc (c)	356,735

42,018	Smurfit Kappa Group Plc (c)	2,225,957

28,153	Total Produce Plc	87,716

	Total Ireland	9,189,479

	Israel — 0.2%

8,000	Check Point Software Technologies Ltd *	935,840

530	Fox Wizel Ltd	61,311

37,750	Isracard Ltd *	152,156

458	Israel Corp Ltd (The) *	138,781

477,592	Oil Refineries Ltd *	129,187

283,200	Teva Pharmaceutical Industries Ltd Sponsored ADR *	2,945,280

	Total Israel	4,362,555

	Italy — 1.1%

984	A2A SPA	2,054

49,442	Anima Holding SPA	258,855

10,407	Banca IFIS SPA (b)	162,870

10,462	Banca Mediolanum SPA	101,070

72,711	Banca Popolare di Sondrio SCPA (b)	356,993

201,932	Banco BPM SPA (b)	714,838

2,722	Biesse SPA *	100,791

82,584	Buzzi Unicem SPA	2,341,421

15,485	Cementir Holding NV	176,823

10,648	CNH Industrial NV	183,077

55,960	Cofide SPA *	34,392

22,116	Credito Emiliano SPA	144,513

3,140	De’ Longhi SPA	139,455

1,622	El.En. SPA (a)	86,262

Shares	Description	Value ($)

	Italy — continued

62,399	Enel SPA	618,830

591	Eni SPA	7,261

5,122	Esprinet SPA	87,534

99,467	EXOR NV	8,563,589

565	Iren SPA	1,808

9,031	La Doria SPA	194,827

170,357	Leonardo SPA	1,487,769

38,732	Mediobanca Banca di Credito Finanziario SPA *	461,179

6,392	Poste Italiane SPA	89,622

66,191	Saras SPA * (b)	56,851

1,127	Sesa SPA *	176,460

7,378	Stellantis NV	144,665

3,132,387	Telecom Italia SPA	1,677,074

5,542,977	Telecom Italia SPA – RSP	3,167,521

2,657	Unieuro SPA * (b)	82,717

307,983	Unipol Gruppo SPA (b)	1,703,170

	Total Italy	23,324,291

	Japan — 12.7%

7,400	77 Bank Ltd (The)	91,781

7,100	ADEKA Corp	127,116

28,400	Aeon Delight Co Ltd	868,950

236,800	Aeon Mall Co Ltd	3,775,995

6,100	Aichi Corp	47,975

2,800	Aida Engineering Ltd	22,393

311,400	Amada Co Ltd	3,363,954

81,800	Amano Corp	2,154,303

6,600	AOKI Holdings Inc	38,709

1,200	Arata Corp	46,278

21,800	Arcland Sakamoto Co Ltd	283,934

62,800	Arcs Co Ltd	1,397,165

362,600	Asahi Kasei Corp	4,071,466

199,700	Astellas Pharma Inc	3,186,412

3,600	Bando Chemical Industries Ltd	27,740

86,300	Brother Industries Ltd	1,836,751

10,800	Bunka Shutter Co Ltd	107,179

2,500	Canon Electronics Inc	39,185

3,800	Canon Marketing Japan Inc	90,327

1,600	Cawachi Ltd	32,861

3,400	Central Glass Co Ltd	65,773

21,900	Central Japan Railway Co	3,275,700

1,000	Chiba Bank Ltd (The)	6,495

1,600	Chiyoda Integre Co Ltd	26,969

37,300	Chubu Electric Power Co Inc	445,146

138,700	Chugoku Marine Paints Ltd	1,113,553

4,300	CONEXIO Corp	57,107

5,400	Dai Nippon Toryo Co Ltd	41,541

1,500	Dai-Dan Co Ltd	37,008

38,400	Daihen Corp	1,703,168

900	Daiho Corp	34,010

1,900	Daiichi Jitsugyo Co Ltd	74,904

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

1,900	Dainichiseika Color & Chemicals Manufacturing Co Ltd	40,639

2,000	Daishi Hokuetsu Financial Group Inc	44,046

44,000	Daiwa House Industry Co Ltd	1,280,921

5,200	Daiwa Industries Ltd	50,673

328,100	Daiwabo Holdings Co Ltd	5,102,201

111,200	Denka Co Ltd	4,237,032

100	Dexerials Corp	2,036

4,400	DTS Corp (a)	104,165

120,600	Ebara Corp	5,926,967

3,200	Ehime Bank Ltd (The)	24,119

6,100	Elecom Co Ltd (b)	116,520

46,600	Electric Power Development Co Ltd	659,122

8,500	FAN Communications Inc	29,960

110,000	Fuji Corp	2,778,444

100	Fuji Media Holdings Inc (a)	1,139

400	Fujimi Inc	18,398

1,500	Fujimori Kogyo Co Ltd	57,118

12,300	Fujitsu Ltd (a)	2,006,407

2,600	Furuno Electric Co Ltd	24,895

3,000	G-7 Holdings Inc	83,710

100	Geo Holdings Corp	1,003

9,100	GungHo Online Entertainment Inc (a)	171,767

500	Gunma Bank Ltd (The)	1,654

27,600	Hachijuni Bank Ltd (The)	95,554

3,600	Hakuto Co Ltd	51,507

9,300	Hanwa Co Ltd	273,691

288,300	Haseko Corp	4,118,634

370,500	Hazama Ando Corp	2,831,927

1,800	Heiwado Co Ltd	38,661

3,400	Hisamitsu Pharmaceutical Co Inc	188,342

112,000	Hitachi Ltd	5,901,184

45,100	Hogy Medical Co Ltd (a)	1,356,198

15,500	Hokuhoku Financial Group Inc	127,168

208,300	Honda Motor Co Ltd	6,509,707

69,700	Horiba Ltd	4,477,571

4,400	Hyakujushi Bank Ltd (The)	59,541

36,900	Iida Group Holdings Co Ltd	992,227

1,400	Inaba Denki Sangyo Co Ltd	32,626

93,600	Inabata & Co Ltd	1,491,771

2,400	Information Services International-Dentsu Ltd (a)	85,009

495,900	Inpex Corp	3,385,794

205,000	ITOCHU Corp	6,181,992

16,400	Itochu Enex Co Ltd	149,492

600	Itochu-Shokuhin Co Ltd	27,153

5,300	Itoham Yonekyu Holdings Inc	34,407

11,600	Itoki Corp	38,110

6,800	Jaccs Co Ltd	158,005

93,500	JAFCO Group Co Ltd	6,834,389

2,400	Japan Petroleum Exploration Co Ltd	43,178

62,774	Japan Post Insurance Co Ltd	1,248,146

Shares	Description	Value ($)

	Japan — continued

2,000	Japan Tobacco Inc	39,731

6,100	Juroku Bank Ltd (The)	109,375

173,800	JVCKenwood Corp	362,013

268,700	K’s Holdings Corp	3,236,474

92,600	Kadokawa Corp (a)	3,570,479

1,400	Kaga Electronics Co Ltd	36,500

121,400	Kajima Corp	1,684,223

3,500	Kamei Corp	36,902

43,500	Kanamoto Co Ltd	1,090,505

4,600	Kandenko Co Ltd	38,271

156,500	Kanematsu Corp	2,129,115

44,400	Kansai Electric Power Co Inc (The)	419,461

2,600	Kato Sangyo Co Ltd	77,842

297,000	KDDI Corp	10,124,348

6,200	Keiyo Bank Ltd (The)	23,547

15,200	Kinden Corp	255,577

3,697	Kohnan Shoji Co Ltd	101,138

6,600	Kokuyo Co Ltd	104,342

17,001	Komeri Co Ltd	405,141

171,874	Konica Minolta Inc (b)	951,856

98,600	Konoike Transport Co Ltd	1,016,054

1,200	Kumagai Gumi Co Ltd	32,844

400	Kureha Corp	23,395

2,500	Kyokuto Kaihatsu Kogyo Co Ltd	40,037

149,900	Kyowa Exeo Corp	3,722,675

111,900	Kyudenko Corp	3,494,509

108,000	Macromill Inc	864,510

86,300	Mandom Corp	1,498,384

25,300	Marubeni Corp	225,902

130,700	Maruichi Steel Tube Ltd	3,316,658

2,100	Maruzen Showa Unyu Co Ltd	64,695

1,200	Marvelous Inc	8,929

2,000	Matsuda Sangyo Co Ltd	40,670

127,500	Maxell Holdings Ltd *	1,463,572

23,900	MCJ Co Ltd	238,924

109,900	Mebuki Financial Group Inc	237,468

14,700	Meidensha Corp	303,174

700	Melco Holdings Inc	30,870

74,000	Mitsubishi Gas Chemical Co Inc	1,738,945

2,000	Mitsubishi Research Institute Inc (a)	76,709

1,553,300	Mitsubishi UFJ Financial Group Inc	8,920,815

4,400	Mitsuboshi Belting Ltd	70,707

10,400	Mitsui & Co Ltd	230,032

19,900	Mitsui Chemicals Inc	673,132

6,200	Mitsui DM Sugar Holdings Co Ltd	102,680

25,300	Mixi Inc (a)	619,339

1,100	Mizuno Corp	22,911

96,300	Morinaga & Co Ltd	2,991,764

134,500	MS&AD Insurance Group Holdings Inc	4,120,520

20,300	NEC Networks & System Integration Corp (a)	324,946

103,800	NH Foods Ltd	4,185,214

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

4,700	Nichias Corp	116,889

5,500	Nichiha Corp	149,563

3,000	Nippn Corp	43,019

18,500	Nippo Corp	479,706

7,000	Nippon Light Metal Holdings Co Ltd	120,759

2,200	Nippon Soda Co Ltd	68,123

800	Nippon Steel Trading Corp	32,180

268,600	Nippon Telegraph & Telephone Corp	7,273,764

20,800	Nippon Television Holdings Inc (a)	247,227

24,900	Nishi-Nippon Financial Holdings Inc	159,549

1,500	Nishio Rent All Co Ltd	44,388

1,500	Nissin Corp	19,853

500	Nissin Electric Co Ltd	5,845

900	Nitto Denko Corp	71,024

9,000	Nojima Corp	249,705

800	Nomura Real Estate Holdings Inc	20,981

482,100	Obayashi Corp	4,097,436

17,800	Okamura Corp	226,558

600	Okinawa Cellular Telephone Co	27,078

540,800	ORIX Corp	9,554,255

8,700	Osaka Gas Co Ltd	166,443

1,700	Osaka Soda Co Ltd	38,989

111,000	Pacific Industrial Co Ltd	1,211,683

250,000	Penta-Ocean Construction Co Ltd	1,785,441

4,300	Prima Meat Packers Ltd	120,188

5,700	Proto Corp	60,550

4,800	Raito Kogyo Co Ltd	79,203

19,100	Raiznext Corp	200,195

29,000	Renesas Electronics Corp *	303,884

197,700	Resona Holdings Inc	850,473

100	Rinnai Corp	9,940

900	Rion Co Ltd	20,828

17,900	Rohm Co Ltd	1,676,847

2,900	Roland DG Corp	56,337

1,300	Ryobi Ltd *	18,903

23,500	San-A Co Ltd	913,309

9,200	San-Ai Oil Co Ltd	99,703

23,300	San-In Godo Bank Ltd (The)	114,518

15,300	Sanki Engineering Co Ltd	193,836

72,200	Sankyu Inc	3,159,231

8,300	Sanwa Holdings Corp	103,330

45,300	Secom Co Ltd	3,580,554

4,900	Seiko Holdings Corp	97,228

29,400	Sekisui Chemical Co Ltd	512,581

161,300	Sekisui House Ltd	3,394,707

4,300	Sekisui Jushi Corp	83,000

4,000	Shimamura Co Ltd	383,988

390,300	Shimizu Corp	3,180,798

1,300	Shindengen Electric Manufacturing Co Ltd *	42,345

100	Shinsei Bank Ltd	1,611

6,600	Shizuoka Gas Co Ltd	63,063

Shares	Description	Value ($)

	Japan — continued

800	Sinanen Holdings Co Ltd	20,166

7,400	Sinko Industries Ltd	129,832

7,400	Sintokogio Ltd	50,903

348,700	SKY Perfect JSAT Holdings Inc (a)	1,380,100

156,500	Sojitz Corp	484,901

526,600	Sumitomo Chemical Co Ltd	2,920,506

240,100	Sumitomo Dainippon Pharma Co Ltd (b)	4,607,325

225,600	Sumitomo Forestry Co Ltd	4,590,972

111,000	Sumitomo Mitsui Trust Holdings Inc	3,880,553

1,500	Sumitomo Seika Chemicals Co Ltd	49,271

13,400	Suzuki Motor Corp	584,751

64,600	T Hasegawa Co Ltd	1,267,790

4,000	T-Gaia Corp	68,733

77,800	Tachi-S Co Ltd	887,679

53,700	Taisei Corp	1,896,753

155,700	Takara Holdings Inc	2,084,869

32,900	Takara Leben Co Ltd	105,340

15,200	Takeuchi Manufacturing Co Ltd	410,050

146,700	Takuma Co Ltd	2,508,166

7,400	Tamron Co Ltd	164,567

272,100	Teijin Ltd	4,477,916

115,400	TIS Inc (a)	2,961,051

92,100	Toho Holdings Co Ltd (a)	1,428,862

1,224,700	Tokyo Electric Power Co Holdings Inc *	3,833,595

87,700	Tokyo Seimitsu Co Ltd	4,359,348

26,800	Tokyu Construction Co Ltd	172,487

9,100	TOMONY Holdings Inc	25,292

600	Toppan Forms Co Ltd	5,943

322,200	Toppan Printing Co Ltd	5,626,902

106,500	Tosei Corp	1,024,307

283,984	Tosoh Corp	5,049,352

3,400	Totetsu Kogyo Co Ltd	74,728

3,700	Towa Pharmaceutical Co Ltd	78,689

40,300	Toyo Construction Co Ltd	207,086

10,400	Toyo Suisan Kaisha Ltd	423,936

3,200	Toyota Boshoku Corp	61,882

45,500	Toyota Industries Corp	3,937,968

8,200	Toyota Tsusho Corp	373,898

2,200	TPR Co Ltd	29,925

14,100	TS Tech Co Ltd	200,410

82,200	Tsumura & Co	2,658,883

2,500	UKC Holdings Corp	41,762

100	Ulvac Inc	4,619

5,300	Wacoal Holdings Corp	120,275

16,500	YAMABIKO Corp	179,485

39,500	Yamaguchi Financial Group Inc	235,901

9,000	Yamazen Corp	79,767

7,200	Yellow Hat Ltd	129,359

54,700	Yokogawa Bridge Holdings Corp	995,971

5,500	Yuasa Trading Co Ltd	151,273

74,200	Zenkoku Hosho Co Ltd	3,070,259

	Total Japan	279,130,558

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Kuwait — 0.2%

273,491	Gulf Bank KSCP	203,199

7,476	Gulf Cable & Electrical Industries Co KSCP	19,452

16,758	Humansoft Holding Co KSC	200,639

1,009,390	Kuwait Finance House KSCP	2,513,738

38,023	Kuwait Projects Co Holding KSCP	18,747

152,743	Mobile Telecommunications Co KSCP	301,209

591,286	National Bank of Kuwait SAKP	1,613,746

	Total Kuwait	4,870,730

	Luxembourg — 0.0%

1,900	Ternium SA Sponsored ADR	69,559

	Malaysia — 0.0%

661,200	DRB-Hicom Bhd	296,053

52,000	Gamuda Bhd *	40,980

13,900	Genting Plantations Bhd	27,142

394,300	MMC Corp Bhd	111,493

85,000	Pharmaniaga Bhd	104,054

87,300	Syarikat Takaful Malaysia Keluarga Bhd	94,866

98,700	Westports Holdings Bhd	102,623

	Total Malaysia	777,211

	Mexico — 1.1%

50,700	Arca Continental SAB de CV	281,627

94,100	Banco del Bajio SA	161,290

206,600	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander *	244,273

198,500	Cemex SAB de CV Sponsored ADR *	1,643,580

2,100	Coca-Cola Femsa SAB de CV Sponsored ADR	102,942

27,500	Corp Inmobiliaria Vesta SAB de CV	55,931

122,700	Credito Real SAB de CV SOFOM ER *	40,534

81,100	El Puerto de Liverpool SAB de CV – Class C1	339,986

222,800	Fibra Uno Administracion SA de CV (REIT)	261,190

229,600	Fomento Economico Mexicano SAB de CV	1,882,632

1,000	Fomento Economico Mexicano SAB de CV Sponsored ADR	82,000

421,300	Gentera SAB de CV *	237,957

61,600	Grupo Aeroportuario del Centro Norte SAB de CV *	394,131

281,900	Grupo Bimbo SAB de CV – Series A	612,826

1,000,100	Grupo Financiero Banorte SAB de CV – Class O	6,821,648

80,800	Grupo Financiero Inbursa SAB de CV – Class O *	79,916

56,242	Grupo Herdez SAB de CV – Series *	124,242

1,771,800	Grupo Mexico SAB de CV – Series B	8,504,071

17,400	Grupo Televisa SAB Sponsored ADR	225,678

Shares	Description	Value ($)

	Mexico — continued

4,600	Infraestructura Energetica Nova SAB de CV *	18,952

39,800	Kimberly-Clark de Mexico SAB de CV – Class A	71,715

199,000	Nemak SAB de CV *	66,440

61,600	Qualitas Controladora SAB de CV	338,803

29,400	Regional SAB de CV	158,602

25,472	Unifin Financiera SAB de CV SOFOM ENR *	29,925

601,938	Wal-Mart de Mexico SAB de CV	1,921,741

	Total Mexico	24,702,632

	Netherlands — 1.6%

40,787	ABN AMRO Bank NV CVA *	546,134

493	Aegon NV (b)	2,337

55,100	AerCap Holdings NV *	3,250,900

957	Arcadis NV	41,702

6	ASM International NV	1,877

60,380	ASR Nederland NV	2,600,490

11,846	ForFarmers NV	76,874

1,268	Heineken Holding NV	128,360

282	Hunter Douglas NV *	28,325

323,839	ING Groep NV	4,531,511

176,351	Koninklijke Ahold Delhaize NV	5,133,987

2,624	Koninklijke Vopak NV	124,343

51,352	NN Group NV	2,613,716

385,579	PostNL NV (b)	2,266,066

58,834	Randstad NV	4,581,519

77,391	Signify NV	4,786,522

176,079	Stellantis NV	3,444,800

12,234	Wolters Kluwer NV	1,174,916

	Total Netherlands	35,334,379

	New Zealand — 0.1%

577,646	Meridian Energy Ltd	2,152,681

	Norway — 0.5%

99,240	Aker Solutions ASA *	180,687

26,001	Austevoll Seafood ASA (b)	339,945

10,158	Avance Gas Holding Ltd (b)	52,578

145,890	BW LPG Ltd	1,008,301

47,171	DNB ASA	1,052,792

41,180	DNO ASA *	43,738

199,926	Elkem ASA *	726,673

5,999	Equinor ASA	130,512

76,548	Europris ASA	512,389

167	Nordic Semiconductor ASA *	4,647

274,154	Norsk Hydro ASA	1,776,206

64,972	Norwegian Finans Holding ASA	761,335

206,952	Orkla ASA	2,158,199

14,029	Sbanken ASA	172,434

11,817	Selvaag Bolig ASA	86,049

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Norway — continued

26,396	SpareBank 1 Nord Norge	267,186

19,287	SpareBank 1 SMN	273,578

58,396	SpareBank 1 SR-Bank ASA	805,813

16,582	Wallenius Wilhelmsen ASA *	66,039

	Total Norway	10,419,101

	Pakistan — 0.1%

34,810	Engro Corp Ltd	70,524

488,454	Engro Fertilizers Ltd	224,323

58,068	Fauji Fertilizer Co Ltd	40,632

5,110	Lucky Cement Ltd *	30,294

448,447	Oil & Gas Development Co Ltd	277,165

54,623	Pakistan Oilfields Ltd	130,496

277,068	Pakistan Petroleum Ltd	162,677

23,700	Pakistan State Oil Co Ltd	35,559

47,700	Searle Co Ltd (The)	73,716

67,270	United Bank Ltd	56,218

	Total Pakistan	1,101,604

	Philippines — 0.0%

63,000	Aboitiz Power Corp	30,836

665	Globe Telecom Inc	25,198

14,660	Manila Electric Co	87,095

3,694,000	Megaworld Corp	241,767

2,145,000	Metro Pacific Investments Corp	176,309

65,600	Puregold Price Club Inc	53,885

15,810	Security Bank Corp	40,678

135,050	Semirara Mining & Power Corp	37,235

	Total Philippines	693,003

	Poland — 0.4%

20,978	Asseco Poland SA	417,107

3,461	Budimex SA	288,125

42,919	Cyfrowy Polsat SA	358,107

206,350	Polski Koncern Naftowy ORLEN SA	4,485,476

900,688	Polskie Gornictwo Naftowe i Gazownictwo SA	1,615,387

148,146	Powszechna Kasa Oszczednosci Bank Polski SA *	1,603,110

82,369	Powszechny Zaklad Ubezpieczen SA *	826,413

	Total Poland	9,593,725

	Portugal — 0.5%

86,176	Altri SGPS SA	611,226

6,713,477	Banco Comercial Portugues SA – Class R * (b)	1,306,253

58,611	CTT-Correios de Portugal SA (b)	301,182

20,146	EDP Renovaveis SA	478,660

456,663	EDP – Energias de Portugal SA	2,658,326

233,651	Galp Energia SGPS SA	2,929,921

3,760	Jeronimo Martins SGPS SA	72,737

46,033	Mota-Engil SGPS SA * (b)	81,682

Shares	Description	Value ($)

	Portugal — continued

172,750	Navigator Co SA (The)	634,746

121,398	REN – Redes Energeticas Nacionais SGPS SA	341,938

11,271	Semapa-Sociedade de Investimento e Gestao	161,895

598,195	Sonae SGPS SA	578,947

	Total Portugal	10,157,513

	Qatar — 0.1%

114,022	Doha Bank QPSC	88,140

46,534	Masraf Al Rayan QSC	56,929

87,754	Ooredoo QPSC	166,920

16,323	Qatar Electricity & Water Co QSC	74,469

32,266	Qatar Gas Transport Co Ltd	27,769

31,879	Qatar Insurance Co SAQ *	21,930

187,330	Qatar National Bank QPSC	906,517

45,376	Qatar National Cement Co QSC	61,868

	Total Qatar	1,404,542

	Russia — 3.4%

2,605,080	Alrosa PJSC	4,065,071

95,600	Credit Bank of Moscow PJSC *	8,721

79,270	Detsky Mir PJSC	164,317

133,000,000	Federal Grid Co Unified Energy System PJSC	396,650

68,395	Fix Price Group Ltd GDR * (d)	557,419

9,490	Gazprom Neft PJSC	49,140

2,752	Gazprom Neft PJSC Sponsored ADR	70,651

1,041,790	Gazprom PJSC	3,722,971

935,808	Gazprom PJSC Sponsored ADR	6,643,877

29,818	Globaltrans Investment Plc Sponsored GDR (Registered)	192,001

33,795,601	Inter RAO UES PJSC	2,331,892

3,503	LSR Group PJSC	35,990

81,366	LSR Group PJSC GDR (Registered)	164,289

51,519	LUKOIL PJSC	4,181,799

20,435	LUKOIL PJSC Sponsored ADR	1,663,357

4,165	M.Video PJSC	37,577

3,470	Magnit PJSC	256,096

23,641	Magnit PJSC Sponsored GDR (Registered)	360,214

233,640	Magnitogorsk Iron & Steel Works PJSC	200,404

34,180	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	380,691

137,580	MMC Norilsk Nickel PJSC ADR	4,925,252

924,930	Moscow Exchange MICEX-RTS PJSC	2,117,690

10,024	Novatek PJSC Sponsered GDR (Registered)	1,995,498

176,900	Novolipetsk Steel PJSC	636,264

107,869	Novolipetsk Steel PJSC GDR	3,861,680

10,741	PhosAgro PJSC GDR (Registered)	219,868

203,210	Polymetal International Plc	4,896,942

4,161	Polyus PJSC	901,970

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

19,932	Polyus PJSC GDR (Registered)	2,169,053

46,900	QIWI Plc Sponsored ADR (c)	515,431

1,352	QIWI Plc Sponsored ADR (c)	14,871

19,230	Raspadskaya OJSC	66,813

1,970	Ros Agro Plc GDR (Registered) (c)	25,257

7,372	Ros Agro Plc GDR (Registered) (c)	94,461

19,842,000	ROSSETI PJSC	380,695

6,918,000	RusHydro PJSC	78,634

13,580	Safmar Financial Investment *	84,885

1,347,480	Sberbank of Russia PJSC	5,694,450

671,265	Sberbank of Russia PJSC Sponsored ADR	11,300,003

15,715	Severstal PJSC	376,822

79,911	Severstal PJSC GDR (Registered)	1,838,804

3,614,700	Surgutneftegas PJSC	1,786,894

350,618	Surgutneftegas PJSC Sponsored ADR	1,720,080

29,350	Tatneft PJSC Sponsored ADR	1,177,692

9,841	TCS Group Holding Plc GDR (Registered)	736,694

5,626,000	Unipro PJSC	221,171

13,807	X5 Retail Group NV GDR (Registered) (c)	413,972

25,760	X5 Retail Group NV GDR (Registered) (c)	768,402

	Total Russia	74,503,375

	Saudi Arabia — 0.0%

8,743	Saudi Airlines Catering Co *	187,028

	Singapore — 0.6%

243,500	Asian Pay Television Trust	20,798

94,294	CapitaLand Ltd	260,684

445,800	ComfortDelGro Corp Ltd	565,213

154,335	DBS Group Holdings Ltd	3,546,094

187,200	First Real Estate Investment Trust (b)	36,091

1,118,100	Golden Agri-Resources Ltd	198,503

291,940	Japfa Ltd	192,921

52,916	Jardine Cycle & Carriage Ltd	886,272

78,000	Lendlease Global Commercial (REIT)	45,102

136,600	Sasseur Real Estate Investment Trust	95,005

477,300	Sembcorp Industries Ltd	793,070

349,500	Silverlake Axis Ltd	64,753

343,100	Singapore Airlines Ltd * (b)	1,286,376

700	Singapore Exchange Ltd	5,495

142,200	StarHub Ltd	131,121

16,500	Venture Corp Ltd	240,007

279,300	Wilmar International Ltd	1,010,601

3,542,799	Yangzijiang Shipbuilding Holdings Ltd	3,985,851

338,000	Yanlord Land Group Ltd	326,775

	Total Singapore	13,690,732

	South Africa — 1.4%

721,902	Absa Group Ltd *	7,482,973

155	Aspen Pharmacare Holdings Ltd *	1,844

51,597	Astral Foods Ltd	552,935

12,719	AVI Ltd	68,705

Shares	Description	Value ($)

	South Africa — continued

109,832	Barloworld Ltd *	950,418

194,601	Bidvest Group Ltd (The)	2,746,045

316,935	Blue Label Telecoms Ltd *	105,914

9,131	Distell Group Holdings Ltd *	112,508

28,275	Foschini Group Ltd (The) *	273,566

110,306	Imperial Logistics Ltd	398,268

74,376	Investec Ltd	312,958

72,432	Kumba Iron Ore Ltd	3,227,342

57,204	Lewis Group Ltd	142,564

31,586	Metair Investments Ltd	52,707

147,349	Motus Holdings Ltd	1,009,656

34,634	Mr Price Group Ltd	581,690

91,121	MTN Group *	670,181

36,099	Naspers Ltd – N Shares	7,957,191

728	Nedbank Group Ltd *	8,452

442,216	Old Mutual Ltd	458,736

247,397	Pepkor Holdings Ltd *	360,396

30,943	Raubex Group Ltd	74,316

84,355	Reunert Ltd	325,367

1,537,916	RMB Holdings Ltd	152,762

218,338	Sanlam Ltd	934,171

38,433	Sappi Ltd *	119,622

3,311	Shoprite Holdings Ltd	36,683

839	Standard Bank Group Ltd	8,102

444,572	Telkom SA SOC Ltd	1,569,497

136,259	Truworths International Ltd	545,174

90,743	Tsogo Sun Gaming Ltd *	55,290

26,776	Wilson Bayly Holmes-Ovcon Ltd *	226,986

	Total South Africa	31,523,019

	South Korea — 3.2%

4,988	Aekyung Petrochemical Co Ltd	54,548

28,389	BNK Financial Group Inc	202,238

2,167	Daihan Pharmaceutical Co Ltd	67,155

5,533	Daou Data Corp	71,785

6,401	DB Insurance Co Ltd	290,284

128,851	DGB Financial Group Inc	1,090,677

34,093	Dongwon Development Co Ltd	189,272

25	DoubleUGames Co Ltd	1,515

2,633	E-MART Inc	368,331

7,088	GS Home Shopping Inc	950,424

6,371	GS Retail Co Ltd	212,606

217,695	Hana Financial Group Inc	8,886,789

34,655	Hankook Tire & Technology Co Ltd	1,500,050

7,201	Hanwha Corp	204,946

122,543	Hanwha Life Insurance Co Ltd	429,890

8,378	Hanyang Eng Co Ltd	139,684

1,710	HDC Hyundai Development Co-Engineering & Construction	44,835

6,354	Huons Co Ltd	357,633

9,888	Hyundai Home Shopping Network Corp	838,840

10,497	Hyundai Marine & Fire Insurance Co Ltd	231,051

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

4,793	Hyundai Mobis Co Ltd	1,194,646

2,160	Hyundai Motor Co GDR (Registered) *	107,692

50	INTOPS Co Ltd	1,340

32,695	JB Financial Group Co Ltd	226,236

43,187	KB Financial Group Inc	2,212,719

3,600	KB Financial Group Inc ADR	185,364

4,602	KC Co Ltd	111,351

133,135	Kia Corp	10,071,503

3,310	Korea Asset In Trust Co Ltd	14,832

7,476	Korea Gas Corp *	222,260

5,306	KT Skylife Co Ltd	46,300

99,585	KT&G Corp	7,473,436

841	Kumho Petrochemical Co Ltd	175,755

33,545	LF Corp	605,361

60,263	LG Electronics Inc	8,186,187

752	LG Uplus Corp	10,037

6,389	Lotte Corp	219,904

502	LOTTE Fine Chemical Co Ltd	29,928

15,026	LOTTE Himart Co Ltd	525,236

21,590	Mirae Asset Life Insurance Co Ltd	78,918

5	NCSoft Corp	3,821

186	Ottogi Corp	90,332

20,033	Samjin Pharmaceutical Co Ltd	455,927

5,270	Samsung Card Co Ltd	157,216

58	Samsung Electro-Mechanics Co Ltd	8,738

125,120	Samsung Electronics Co Ltd	8,981,144

249	Samsung Electronics Co Ltd GDR (Registered)	449,922

123,136	Shinhan Financial Group Co Ltd	4,672,017

1,628	Silicon Works Co Ltd	155,721

445	SK Telecom Co Ltd	126,934

60,900	SK Telecom Co Ltd Sponsored ADR	1,951,236

14,349	SL Corp	400,760

207	SNT Motiv Co Ltd	11,949

1,014	Spigen Korea Co Ltd	51,155

9,409	Woori Financial Capital Co Ltd	98,253

5,657	Woori Financial Group Inc	55,990

66,441	Yuhan Corp	3,806,600

	Total South Korea	69,309,273

	Spain — 1.3%

20,111	Acerinox SA(b)	286,549

74,550	ACS Actividades de Construccion y Servicios SA	2,297,874

25,499	Amadeus IT Group SA * (a)	1,924,061

41,700	Atresmedia Corp de Medios de Comunicacion SA * (a)	204,225

793,340	Banco Bilbao Vizcaya Argentaria SA *	4,955,051

1,442,492	Banco de Sabadell SA *	1,109,749

1,922,732	Banco Santander SA *	8,097,971

164,910	Bankinter SA	941,644

96,556	CaixaBank SA	334,750

Shares	Description	Value ($)

	Spain — continued

33,475	Cia de Distribucion Integral Logista Holdings SA	731,949

9,993	Ebro Foods SA	211,976

10,080	eDreams ODIGEO SA * (a)	64,851

9,086	Enagas SA	213,421

27,977	Gestamp Automocion SA *	152,281

10,145	Grupo Catalana Occidente SA	428,113

70,488	Iberdrola SA	971,606

54,980	Industria de Diseno Textil SA	2,136,817

293,102	Liberbank SA	118,402

94,671	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros *	184,714

184,330	Mapfre SA (b)	422,409

102,169	Mediaset Espana Comunicacion SA * (a)	716,604

63,870	Red Electrica Corp SA	1,278,844

9,318	Repsol SA	124,658

570,419	Unicaja Banco SA	640,864

4	Viscofan SA	282

	Total Spain	28,549,665

	Sweden — 0.1%

18,669	Betsson AB *	8,251

15,453	Betsson AB – Class B * (a)	137,523

1,725	Bufab AB	50,327

7,410	Humana AB *	66,283

1,305	Instalco Intressenter AB	51,829

31,086	Inwido AB	558,901

1,701	KNOW IT AB (a)	61,687

7,264	Nobina AB *	72,994

163,050	Nordea Bank Abp	1,771,292

4,765	Volvo AB – A Shares (b)	129,155

	Total Sweden	2,908,242

	Switzerland — 0.5%

52,332	Adecco Group AG (Registered)	3,621,935

606	ALSO Holding AG (Registered) *	179,438

3,462	BKW AG	385,202

1,108	Bobst Group SA (Registered) *	78,624

78,852	Credit Suisse Group AG (Registered)	861,591

1,058	Huber + Suhner AG (Registered)	84,698

433	Kardex Holding AG (Registered)	97,198

2,853	Mobilezone Holding AG (Registered)	36,137

16,749	Novartis AG (Registered)	1,479,618

105	Roche Holding AG	39,629

9,850	Roche Holding AG - Genusschein	3,448,007

37	Swisscom AG (Registered)	20,902

5,987	UBS Group AG (Registered)	97,566

518	Vetropack Holding AG (Registered)	32,751

2,124	Zehnder Group AG – Class RG	199,827

	Total Switzerland	10,663,123

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Taiwan — 5.0%

19,000	Accton Technology Corp	200,932

5,207	Acter Group Corp Ltd	35,292

4,000	Airtac International Group	144,812

19,000	Alchip Technologies Ltd	362,295

31,333	Amazing Microelectronic Corp	145,418

16,000	Arcadyan Technology Corp	54,611

739,035	Asustek Computer Inc	10,417,847

19,000	Aten International Co Ltd	57,012

8,400	Aurora Corp	27,677

742,000	Catcher Technology Co Ltd	4,885,227

1,341,399	Cathay Financial Holding Co Ltd	2,680,773

185,430	Chailease Holding Co Ltd	1,400,514

199,000	Chicony Electronics Co Ltd	554,645

629,000	China Development Financial Holding Corp	278,538

174,000	China Life Insurance Co Ltd	154,546

106,000	China Motor Corp *	259,136

10,000	Chipbond Technology Corp	24,524

29,000	Chong Hong Construction Co Ltd	82,612

616,000	Coretronic Corp	1,279,846

1,618,000	CTBC Financial Holding Co Ltd	1,340,278

66,000	Delta Electronics Inc	692,495

1,000	Eclat Textile Co Ltd	23,392

82,000	Elan Microelectronics Corp	619,157

123,000	Elite Material Co Ltd	702,069

91,000	Farglory Land Development Co Ltd	180,322

413,000	FLEXium Interconnect Inc *	1,717,662

255,000	Foxconn Technology Co Ltd	592,396

1,922,000	Fubon Financial Holding Co Ltd	4,986,139

19,000	Fusheng Precision Co Ltd	151,297

17,000	Getac Technology Corp	31,845

502,000	Gigabyte Technology Co Ltd	1,949,485

1,783,000	Grand Pacific Petrochemical *	1,680,752

136,000	Highwealth Construction Corp	209,007

22,000	Holiday Entertainment Co Ltd	49,251

4,961,318	Hon Hai Precision Industry Co Ltd	19,823,719

78,000	Huaku Development Co Ltd	262,393

70,820	IEI Integration Corp	128,646

32,721	Innodisk Corp	201,591

63,000	International Games System Co Ltd	2,114,235

247,000	Lite-On Technology Corp	585,020

9,000	Lotes Co Ltd	191,776

21,273	Makalot Industrial Co Ltd	217,810

51,000	Merry Electronics Co Ltd	196,765

145,000	Micro-Star International Co Ltd	867,126

530,817	Mitac Holdings Corp	539,653

8,000	Nan Liu Enterprise Co Ltd	47,604

37,000	Nantex Industry Co Ltd	174,568

26,000	Nichidenbo Corp	49,499

15,000	Nien Made Enterprise Co Ltd	220,386

292,000	Novatek Microelectronics Corp	5,302,909

48,000	Pegatron Corp	126,631

Shares	Description	Value ($)

	Taiwan — continued

21,000	Phison Electronics Corp	352,816

2,853,000	Pou Chen Corp	3,932,361

485,000	Qisda Corp	525,606

250,000	Quanta Computer Inc	792,444

1,261,000	Radiant Opto-Electronics Corp	5,355,730

1,000	Realtek Semiconductor Corp	17,896

441,000	Ruentex Development Co Ltd	831,829

72,000	Sampo Corp	76,500

87,000	Shinkong Insurance Co Ltd	124,816

44,900	Simplo Technology Co Ltd	590,163

25,945	Sinmag Equipment Corp	98,134

19,000	Soft-World International Corp	72,593

17,000	Standard Foods Corp	32,227

106,500	Syncmold Enterprise Corp	320,300

270,000	Taiwan Cement Corp	492,574

141,000	Taiwan PCB Techvest Co Ltd	242,970

67,000	Taiwan Sakura Corp	157,879

1,039,000	Taiwan Semiconductor Manufacturing Co Ltd	22,060,228

6,685	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	784,552

7,000	TCI Co Ltd	61,506

70,000	Teco Electric and Machinery Co Ltd	83,169

23,000	Test Research Inc	47,358

175,681	TOPBI International Holdings Ltd	92,197

27,000	Topco Scientific Co Ltd	127,372

40,000	Transcend Information Inc	102,570

102,000	Tripod Technology Corp	464,659

68,624	United Integrated Services Co Ltd	575,288

973,000	United Microelectronics Corp	1,828,628

84,000	Universal Inc	278,328

15,000	Vanguard International Semiconductor Corp	63,188

53,000	Wistron Corp	58,364

6,000	Yulon Nissan Motor Co Ltd	57,343

33,000	Zeng Hsing Industrial Co Ltd	195,946

	Total Taiwan	109,919,669

	Thailand — 0.2%

1,351,700	AP Thailand Pcl NVDR	371,897

56,800	Bangkok Bank Pcl NVDR	208,060

53,000	Kasikornbank Pcl (Foreign Registered)	203,490

139,300	Kasikornbank Pcl NVDR	532,425

101,100	Land & Houses Pcl NVDR	25,875

193,900	Origin Property Pcl NVDR	57,024

167,600	Pruksa Holding Pcl NVDR	73,453

306,900	PTG Energy Pcl NVDR	187,427

909,500	Quality Houses Pcl NVDR	66,925

23,800	Siam Cement Pcl NVDR (The)	336,593

259,600	Siam Commercial Bank Pcl NVDR (The)	846,644

141,300	Somboon Advance Technology Pcl NVDR	93,865

78,600	SPCG Pcl NVDR	49,287

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Thailand — continued

74,250	Supalai Pcl (Foreign Registered)	50,089

305,075	Supalai Pcl NVDR	205,803

846,500	Thai Beverage Pcl	444,497

20,700	Thai Vegetable Oil Pcl NVDR	22,193

1,349,800	TMBThanachart Bank Pcl NVDR	48,342

176,500	Total Access Communication Pcl NVDR	174,959

106,000	TTW Pcl NVDR	39,692

	Total Thailand	4,038,540

	Turkey — 0.6%

84,935	Akbank TAS	52,061

404,011	Aksa Akrilik Kimya Sanayii AS	769,990

453	Alarko Gayrimenkul Yatirim Ortakligi AS (REIT)	1,168

670,474	Arcelik AS	2,501,059

19	Aselsan Elektronik Sanayi Ve Ticaret AS	33

5,591	BIM Birlesik Magazalar AS	41,956

3,406,703	Dogan Sirketler Grubu Holding AS	1,168,504

81,284	Dogus Otomotiv Servis ve Ticaret AS	249,788

311,510	Enerjisa Enerji AS	391,303

1,618,204	Eregli Demir ve Celik Fabrikalari TAS	3,636,070

213,940	Haci Omer Sabanci Holding AS	215,505

62,470	Koza Altin Isletmeleri AS *	873,854

2,384	Ozak Gayrimenkul Yatirim Ortakligi (REIT) *	1,143

288,243	Selcuk Ecza Deposu Ticaret ve Sanayi AS	298,234

137,651	Turk Hava Yollari AO *	208,266

103,474	Turkcell Iletisim Hizmetleri AS	190,738

142,476	Turkiye Garanti Bankasi AS	132,810

4,354,711	Turkiye Is Bankasi AS – Class C	2,591,199

1,628	Vestel Beyaz Esya Sanayi ve Ticaret AS	9,642

1,478,526	Yapi ve Kredi Bankasi AS	373,308

	Total Turkey	13,706,631

	United Arab Emirates — 0.1%

31,478	Abu Dhabi Islamic Bank PJSC	48,531

98,439	Aldar Properties PJSC	99,397

170,272	Dubai Islamic Bank PJSC	223,920

260,549	Emaar Malls PJSC *	140,333

1,162,007	Emaar Properties PJSC	1,279,633

14,015	Emirates NBD Bank PJSC	51,523

102,342	First Abu Dhabi Bank PJSC	462,046

	Total United Arab Emirates	2,305,383

	United Kingdom — 4.1%

57,556	3i Group Plc	1,012,788

45,473	888 Holdings Plc (a)	258,236

16,584	Aggreko Plc	202,329

63,325	Airtel Africa Plc	70,565

17,578	Anglo American Plc	780,344

741	Antofagasta Plc	16,223

Shares	Description	Value ($)

	United Kingdom — continued

281,011	Aviva Plc	1,637,573

10,545	Bank of Georgia Group Plc *	196,165

12,500	Barclays Plc Sponsored ADR	132,250

402,988	Barratt Developments Plc	4,313,116

31,235	Bellway Plc	1,584,395

85,036	Berkeley Group Holdings Plc (The)	5,635,943

34,600	BP Plc Sponsored ADR	907,558

47,132	British American Tobacco Plc	1,815,301

58,800	British American Tobacco Plc Sponsored ADR	2,273,796

1,800,907	BT Group Plc *	4,457,794

535	Bunzl Plc	17,329

30,246	Central Asia Metals Plc	116,508

11,654	CMC Markets Plc	80,986

77,790	Coca-Cola HBC AG *	2,830,722

124,997	Compass Group Plc * (a)	2,849,367

17,757	Computacenter Plc (a)	675,726

6,278	Daily Mail & General Trust Plc – Class A (a)	79,432

47,148	Diversified Energy Co Plc	69,966

5,541	Dunelm Group Plc	115,238

21,394	Electrocomponents Plc	300,037

4,137	EMIS Group Plc (a)	69,591

60,835	Evraz Plc	549,346

26,778	Ferguson Plc	3,636,722

299,767	Ferrexpo Plc	1,904,082

53,157	Frasers Group Plc *	435,864

11,710	Galliford Try Holdings Plc	20,863

11,100	GlaxoSmithKline Plc Sponsored ADR	430,347

16,392	Go-Ahead Group Plc (The) *	287,732

4,655	Grafton Group Plc	77,502

66,636	Halfords Group Plc *	359,852

93,668	IG Group Holdings Plc	1,137,672

18,917	IMI Plc	445,445

72	Inchcape Plc	798

127,082	Indivior Plc *	281,669

32,655	International Personal Finance Plc *	61,188

76,612	Investec Plc	337,010

595,396	ITV Plc * (a)	1,082,017

215,073	J Sainsbury Plc	809,609

77,832	JD Sports Fashion Plc *	1,041,827

16,687	John Laing Group Plc	95,101

18,655	Jupiter Fund Management Plc	73,497

111,133	Just Group Plc *	173,643

4,789	Keller Group Plc	56,663

1,202,931	Kingfisher Plc *	6,104,934

646,084	Legal & General Group Plc	2,604,693

1,499,526	M&G Plc	5,185,637

474,019	Micro Focus International Plc (a)	3,488,253

6,023	Mitchells & Butlers Plc * (a)	26,037

21,454	Morgan Advanced Materials Plc	101,382

14,808	Morgan Sindall Group Plc	469,092

18,045	National Express Group Plc *	77,218

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

61,622	National Grid Plc	822,528

6,870	Next Plc *	793,365

12,349	Numis Corp Plc	65,360

67,265	OSB Group Plc	446,537

69,279	Paragon Banking Group Plc	477,966

143,744	Persimmon Plc	6,427,121

55,933	Pets at Home Group Plc	355,458

83,904	Phoenix Group Holdings Plc	875,842

54,432	Playtech Plc * (a)	355,077

84,557	Plus500 Ltd	1,810,294

216,530	Premier Foods Plc *	325,548

61,058	QinetiQ Group Plc	307,690

640	Redde Northgate Plc	3,491

21,142	Royal Dutch Shell Plc – A Shares	408,495

164,971	Royal Dutch Shell Plc – B Shares	2,999,377

250,376	Royal Mail Plc *	2,053,179

13,842	Smiths Group Plc	303,567

50,729	Spirent Communications Plc	179,296

55,061	Stock Spirits Group Plc	209,050

255,120	Tate & Lyle Plc	2,771,312

582,226	Taylor Wimpey Plc	1,411,575

12,980	Vesuvius Plc	103,521

16,769	Vistry Group Plc	314,454

193,343	WPP Plc (a)	2,670,762

	Total United Kingdom	90,345,838

	United States — 13.0%

18,700	Aflac, Inc.	1,059,916

6,900	Akamai Technologies, Inc. * (a)	788,049

19,000	Alexion Pharmaceuticals, Inc. *	3,354,450

30,000	Alliance Data Systems Corp. (a)	3,631,500

50,700	Ally Financial, Inc.	2,773,797

17,162	American Express Co.	2,748,151

6,700	Anthem, Inc. (a)	2,668,074

30,200	Arrow Electronics, Inc. *	3,633,966

95,400	AT&T, Inc.	2,807,622

58,200	Athene Holding Ltd. – Class A *	3,645,066

34,500	Bed Bath & Beyond, Inc. *	965,655

10,200	Best Buy Co., Inc.	1,185,648

1,600	Bio-Rad Laboratories, Inc. – Class A *	963,792

9,700	Biogen, Inc. *	2,594,556

800	Booking Holdings, Inc. * (a)	1,889,240

9,100	Booz Allen Hamilton Holding Corp.	772,863

98,400	BorgWarner, Inc.	5,046,936

23,700	Capital One Financial Corp.	3,810,486

4,500	Capri Holdings Ltd. *	255,195

66,900	Carrier Global Corp.	3,072,717

42,000	CBRE Group, Inc. – Class A *	3,686,760

40,100	Centene Corp. * (a)	2,951,360

7,600	CenterPoint Energy, Inc.	192,280

29,035	Charles Schwab Corp. (The)	2,144,235

16,200	Chevron Corp.	1,681,398

Shares	Description	Value ($)

	United States — continued

14,000	Cigna Corp. (a)	3,623,900

11,600	Cisco Systems, Inc.	613,640

50,200	Citigroup, Inc.	3,951,242

52,600	Citizens Financial Group, Inc.	2,624,740

32,615	Coca-Cola Co. (The)	1,803,283

33,400	Cognizant Technology Solutions Corp. – Class A (a)	2,390,104

59,600	Comcast Corp. – Class A (a)	3,417,464

16,900	Consolidated Edison, Inc.	1,305,356

73,000	Corteva, Inc.	3,321,500

12,300	Coty Inc. – Class A *	109,593

41,100	CVS Health Corp. (a)	3,552,684

10,500	Discover Financial Services	1,231,230

79,800	DISH Network Corp. – Class A * (a)	3,472,896

37,000	DR Horton, Inc.	3,525,730

16,800	Dropbox, Inc. – Class A * (a)	459,480

34,700	eBay, Inc.	2,112,536

35,457	EOG Resources, Inc.	2,848,615

63,600	Exelon Corp.	2,869,632

300	Exxon Mobil Corp.	17,511

11,500	Facebook, Inc. – Class A * (a)	3,780,395

12,700	Fidelity National Financial, Inc.	596,773

9,600	FleetCor Technologies, Inc. * (a)	2,634,624

270,200	Ford Motor Co. *	3,926,006

3,800	Fortune Brands Home & Security, Inc.	392,008

39,900	Fox Corp. – Class A (a)	1,490,265

73,200	Fox Corp. – Class B (a)	2,655,696

11,000	Franklin Resources, Inc.	376,310

59,200	General Motors Co. *	3,511,152

40,800	Gilead Sciences, Inc.	2,697,288

8,318	Global Payments, Inc. (a)	1,611,280

10,400	Goldman Sachs Group, Inc. (The)	3,869,008

16,200	Hasbro, Inc.	1,554,714

15,228	Hilton Worldwide Holdings, Inc. * (a)	1,907,612

98,800	HP, Inc.	2,887,924

5,100	IAC/InterActiveCorp * (a)	813,297

56,400	Intel Corp.	3,221,568

25,800	International Business Machines Corp. (a)	3,708,492

126,300	Invesco Ltd.	3,603,339

16,400	Jazz Pharmaceuticals Plc *	2,921,332

202,900	Kinder Morgan, Inc.	3,721,186

56,400	Kohl’s Corp.	3,129,636

66,200	Kraft Heinz Co. (The)	2,885,658

75,900	Kroger Co. (The)	2,806,782

10,500	Laboratory Corp. of America Holdings * (a)	2,882,040

26,784	Las Vegas Sands Corp. * (a)	1,546,776

1,900	Lear Corp.	367,384

22,300	Leidos Holdings, Inc.	2,291,325

34,200	Lennar Corp. – Class A	3,386,142

53,500	Lincoln National Corp.	3,733,765

40,300	LKQ Corp. *	2,053,688

258,700	Lumen Technologies, Inc.	3,580,408

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued

46,000	Lyft, Inc. – Class A *	2,626,140

32,800	LyondellBasell Industries NV – Class A	3,693,936

1,598	Markel Corp. *	1,958,333

8,600	Masco Corp.	518,666

37,400	Medical Properties Trust, Inc. (REIT)	791,758

21,000	Merck & Co., Inc.	1,593,690

55,400	MetLife, Inc.	3,620,944

37,700	Micron Technology, Inc. *	3,172,078

8,200	Mohawk Industries, Inc. *	1,727,576

62,000	Molson Coors Brewing Co. – Class B *	3,615,840

70	NVR, Inc. *	342,106

4,300	Omnicom Group, Inc. (a)	353,632

43,400	Oracle Corp. (a)	3,417,316

9,300	PACCAR, Inc.	851,508

200	Phillips 66	16,844

87,200	PPL Corp.	2,538,392

10,700	Principal Financial Group, Inc.	699,673

4,700	Progressive Corp. (The)	465,676

35,000	Prudential Financial, Inc.	3,743,950

50,700	PulteGroup, Inc.	2,929,953

18,300	Quest Diagnostics, Inc. (a)	2,409,561

199,600	Qurate Retail, Inc. – Series A	2,720,548

22,765	Raytheon Technologies Corp.	2,019,483

5,500	Regeneron Pharmaceuticals, Inc. *	2,763,365

3,500	Resolute Forest Products Inc *	59,017

46,360	Sensata Technologies Holding Plc *	2,755,175

3,200	Snap-on, Inc.	814,784

36,700	SS&C Technologies Holdings, Inc. (a)	2,711,029

79,000	Synchrony Financial	3,745,390

1,900	Synopsys, Inc. * (a)	483,246

37,600	Textron, Inc.	2,574,472

37,000	Tyson Foods, Inc. – Class A	2,941,500

6,600	United Rentals, Inc. *	2,204,136

22,800	Universal Health Services, Inc. – Class B (a)	3,639,564

54,609	US Bancorp	3,319,135

46,400	Verizon Communications, Inc.	2,621,136

50,908	Verso Corp. – Class A	865,945

25,249	VF Corp.	2,012,850

65,600	ViacomCBS, Inc. – Class B (a)	2,782,752

179,600	Viatris, Inc.	2,737,104

41,000	VICI Properties, Inc. (REIT)	1,276,330

8,280	Vimeo, Inc. * (a)	347,754

16,700	VMware, Inc. – Class A * (a)	2,636,763

58,800	Walgreens Boots Alliance, Inc.	3,096,408

49,856	Wells Fargo & Co.	2,329,272

109,500	Western Union Co. (The) (a)	2,679,465

47,200	Western Digital Corp. *	3,550,856

10,000	Whirlpool Corp.	2,370,900

6,400	WP Carey, Inc. (REIT)	482,880

	Total United States	285,747,552

Shares	Description	Value ($)

	Vietnam — 0.1%

346,140	Hoa Phat Group JSC	1,007,414

22,600	PetroVietnam Gas JSC	80,378

154,100	PetroVietnam Technical Services Corp	157,304

52,800	Vietnam Dairy Products JSC	208,610

20,800	Vinh Hoan Corp	36,243

	Total Vietnam	1,489,949

	TOTAL COMMON STOCKS (COST $1,376,993,637)	1,667,832,535

	PREFERRED STOCKS (f) — 1.3%

	Brazil — 0.5%

695,000	Banco Bradesco SA	3,539,210

200,521	Bradespar SA	2,690,183

8,600	Cia de Transmissao de Energia Eletrica Paulista	43,481

59,000	Cia Paranaense de Energia – Class B	73,245

1,200	Gerdau SA	7,518

116,300	Gerdau SA Sponsored ADR	726,875

18,600	Itau Unibanco Holding SA	105,746

333,700	Itau Unibanco Holding SA Sponsored ADR	1,902,090

134,000	Petroleo Brasileiro SA	693,950

	Total Brazil	9,782,298

	Chile — 0.0%

94,914	Embotelladora Andina SA	225,986

	Colombia — 0.0%

409,827	Grupo Aval Acciones y Valores SA	117,820

	Germany — 0.2%

33,577	Bayerische Motoren Werke AG	3,062,838

997	Draegerwerk AG & Co KGaA (a)	92,600

1,321	Jungheinrich AG	68,357

1,243	Sixt SE	115,680

1,897	Villeroy & Boch AG	39,110

4,820	Volkswagen AG	1,326,940

	Total Germany	4,705,525

	Russia — 0.3%

30,990	Bashneft PJSC	489,453

56,000	Nizhnekamskneftekhim PJSC	58,493

7,837,100	Surgutneftegas PJSC	4,956,949

79	Transneft PJSC	152,731

	Total Russia	5,657,626

	South Korea — 0.3%

14,562	Hyundai Motor Co Ltd Prf	1,432,788

8,563	Hyundai Motor Co Ltd-2nd Prf	838,637

8,583	LG Electronics Inc	550,770

70,397	Samsung Electronics Co Ltd	4,554,372

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares / Par Value†	Description	Value ($)

	South Korea — continued

59	Samsung Electronics Co Ltd GDR (Registered)	96,059

	Total South Korea	7,472,626

	Taiwan — 0.0%

13,589	Chailease Holding Co Ltd *	48,501

20,463	CTBC Financial Holding Co Ltd	46,614

	Total Taiwan	95,115

	TOTAL PREFERRED STOCKS (COST $21,604,103)	28,056,996

	RIGHTS/WARRANTS — 0.0%

	Singapore — 0.0%

717,079	Singapore Airlines Ltd, Expires 06/16/21 * (e)	—

	TOTAL RIGHTS/WARRANTS (COST $0)	—

	INVESTMENT FUNDS — 0.1%

	United States — 0.1%

42,682	iShares Core MSCI Emerging Markets ETF	2,844,755

	TOTAL INVESTMENT FUNDS (COST $2,782,446)	2,844,755

	DEBT OBLIGATIONS — 8.0%

	United States — 8.0%

	Asset-Backed Securities — 0.1%

67,364	Atlas Senior Loan Fund XI Ltd., Series 18-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 0.93%, due 07/26/31	67,359

142,626	Bayview Commercial Asset Trust, Series 07-5A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 1.09%, due 10/25/37	142,528

46,732	Canyon Capital CLO Ltd., Series 16-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 0.88%, due 07/15/31	46,732

2,571,735	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35	3

142,667	Elevation CLO Ltd, Series 16-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 0.98%, due 10/25/31	142,234

159,445	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class 1A3, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 0.36%, due 06/25/37	158,684

173,600	Telos CLO Ltd., Series 14-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 0.94%, due 04/17/28	173,587

Par Value† / Shares	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

112,938	Telos CLO Ltd., Series 13-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 0.94%, due 01/17/30	112,599

	Total Asset-Backed Securities	843,726

	U.S. Government — 7.9%

32,000,000	U.S. Treasury Note, 0.13%, due 10/31/22 (a)	32,008,750

62,000,000	U.S. Treasury Note, 0.13%, due 11/30/22 (a)	62,016,954

25,000,000	U.S. Treasury Note, 0.13%, due 12/31/22 (a)	25,003,906

25,000,000	U.S. Treasury Note, 0.13%, due 01/31/23	25,000,000

30,000,000	U.S. Treasury Note, 0.13%, due 02/28/23	29,998,828

	Total U.S. Government	174,028,438

	Total United States	174,872,164

	TOTAL DEBT OBLIGATIONS (COST $176,075,795)	174,872,164

	MUTUAL FUNDS — 15.5%

	United States — 15.5%

	Affiliated Issuers — 15.5%

2,669,773	GMO Emerging Country Debt Fund, Class IV	70,188,330

2,017,648	GMO Emerging Markets Fund, Class VI	77,114,506

4,115,336	GMO Opportunistic Income Fund, Class VI	106,751,817

2,290,074	GMO SGM Major Markets Fund, Class VI	72,915,968

2,869,494	GMO U.S. Treasury Fund (g)	14,462,248

	TOTAL MUTUAL FUNDS (COST $329,478,003)	341,432,869

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

3,782,697	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (h)	3,782,697

	TOTAL SHORT-TERM INVESTMENTS (COST $3,782,697)	3,782,697

	TOTAL INVESTMENTS — 101.1% (Cost $1,910,716,681)	2,218,822,016

	SECURITIES SOLD SHORT — (20.3)%

	Common Stocks — (20.2)%

	Australia — (0.6)%

(34,512)	Afterpay Ltd *	(2,492,496)

(423,385)	APA Group	(3,009,663)

(24,164)	ASX Ltd	(1,424,623)

(8,779)	Cochlear Ltd	(1,525,171)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Australia — continued

(5,352)	Ramsay Health Care Ltd	(261,710)

(567,763)	Sydney Airport *	(2,592,212)

(169,910)	Transurban Group	(1,822,768)

	Total Australia	(13,128,643)

	Austria — (0.1)%

(33,274)	Verbund AG	(3,079,027)

	Belgium — (0.0)%

(6,274)	Galapagos NV *	(478,829)

	Denmark — (0.1)%

(36,876)	Ambu A/S – Class B	(1,407,532)

	France — (0.8)%

(30,805)	Accor SA *	(1,226,767)

(14,374)	Aeroports de Paris *	(1,953,060)

(2,828)	Eurazeo SE	(250,196)

(199,870)	Getlink SE	(3,152,152)

(2,727)	Hermes International	(3,799,372)

(3,672)	Sartorius Stedim Biotech	(1,591,687)

(32,139)	Ubisoft Entertainment SA *	(2,337,664)

(28,873)	Vivendi SE	(1,051,540)

(12,086)	Wendel SE	(1,690,355)

(4,831)	Worldline SA *	(464,231)

	Total France	(17,517,024)

	Germany — (1.0)%

(20,152)	Delivery Hero SE *	(2,726,266)

(1,662)	Deutsche Boerse AG	(271,760)

(3,313)	MTU Aero Engines AG	(860,652)

(30,532)	Puma SE	(3,489,629)

(34,601)	QIAGEN NV *	(1,715,568)

(56,878)	RWE AG	(2,161,361)

(24,929)	Scout24 AG	(2,028,571)

(6,434)	TeamViewer AG *	(252,275)

(568,253)	Telefonica Deutschland Holding AG	(1,563,826)

(77,751)	Uniper SE	(2,855,269)

(28,925)	Zalando SE *	(3,089,537)

	Total Germany	(21,014,714)

	Israel — (0.2)%

(6,800)	CyberArk Software Ltd *	(860,472)

(9,600)	Wix.com Ltd *	(2,494,656)

	Total Israel	(3,355,128)

	Italy — (0.5)%

(24,965)	Amplifon SPA	(1,172,967)

(71,818)	Atlantia SPA *	(1,369,203)

(15,114)	Ferrari NV	(3,186,916)

(209,851)	FinecoBank Banca Fineco SPA *	(3,494,332)

Shares	Description	Value ($)

	Italy — continued

(59,492)	Infrastrutture Wireless Italiane SPA	(666,274)

	Total Italy	(9,889,692)

	Japan — (2.4)%

(170,300)	Acom Co Ltd	(776,371)

(95,300)	Asahi Intecc Co Ltd	(2,369,160)

(502,400)	ENEOS Holdings Inc	(2,074,842)

(2,300)	Fast Retailing Co Ltd	(1,870,062)

(22,600)	GMO Payment Gateway Inc	(2,703,121)

(103,500)	Hitachi Metals Ltd *	(1,993,142)

(6,000)	Ibiden Co Ltd	(276,999)

(103,300)	Idemitsu Kosan Co Ltd	(2,451,935)

(183,900)	Isetan Mitsukoshi Holdings Ltd	(1,327,093)

(32,600)	Japan Airport Terminal Co Ltd *	(1,487,344)

(58,600)	Japan Exchange Group Inc	(1,366,020)

(548)	Japan Real Estate Investment Corp	(3,322,107)

(120,300)	JGC Holding Corp	(1,154,394)

(120,400)	Keikyu Corp	(1,576,884)

(5,200)	Keio Corp	(330,192)

(15,000)	Kintetsu Group Holdings Co Ltd *	(531,316)

(125,800)	Kyushu Electric Power Co Inc	(1,026,873)

(15,400)	Lasertec Corp	(2,712,872)

(31,200)	Lion Corp	(549,563)

(95,600)	LIXIL Corp	(2,592,324)

(39,100)	M3 Inc	(2,626,591)

(10,400)	McDonald’s Holdings Co Japan Ltd	(466,293)

(34,000)	Mercari Inc *	(1,611,865)

(15,200)	Mitsubishi Materials Corp	(324,779)

(114,500)	MonotaRO Co Ltd	(2,667,621)

(3,800)	Nidec Corp	(435,737)

(101,100)	Nihon M&A Center Inc	(2,459,817)

(140,400)	Nippon Paint Holdings Co Ltd	(2,044,001)

(20,100)	Nissin Foods Holdings Co Ltd	(1,457,422)

(69,400)	Odakyu Electric Railway Co Ltd	(1,824,328)

(17,400)	ORIENTAL LAND CO LTD	(2,575,832)

(9,400)	Shiseido Co Ltd	(679,269)

(3,900)	Unicharm Corp	(154,846)

(20,600)	Yaskawa Electric Corp	(976,000)

	Total Japan	(52,797,015)

	Netherlands — (0.3)%

(1,572)	Adyen NV *	(3,638,335)

(7,223)	Heineken Holding NV	(731,189)

(26,385)	Just Eat Takeaway.com NV *	(2,384,287)

	Total Netherlands	(6,753,811)

	Norway — (0.0)%

(7,971)	Schibsted ASA – A Shares	(388,509)

(8,129)	Schibsted ASA – B Shares	(336,403)

	Total Norway	(724,912)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Russia — (0.0)%

(25,397)	Magnit PJSC Sponsored GDR (Registered)	(386,969)

	Singapore — (0.2)%

(439,400)	Singapore Exchange Ltd	(3,449,069)

	Spain — (0.5)%

(61,377)	Cellnex Telecom SA	(3,723,480)

(25,574)	Endesa SA	(737,330)

(121,006)	Ferrovial SA	(3,535,138)

(76,257)	Siemens Gamesa Renewable Energy SA	(2,520,422)

	Total Spain	(10,516,370)

	Sweden — (0.2)%

(20,561)	Evolution AB	(3,836,891)

	Switzerland — (0.3)%

(30)	Chocoladefabriken Lindt & Spruengli AG	(282,955)

(2)	Chocoladefabriken Lindt & Spruengli AG (Registered)	(200,244)

(1,914)	Partners Group Holding AG	(2,888,906)

(2,364)	Straumann Holding AG (Registered)	(3,700,582)

(37)	Swatch Group AG (The)	(13,393)

	Total Switzerland	(7,086,080)

	United Kingdom — (1.4)%

(50,109)	Admiral Group Plc	(2,086,522)

(81,421)	Antofagasta Plc	(1,782,561)

(418,263)	Auto Trader Group Plc *	(3,328,300)

(683,938)	ConvaTec Group Plc	(2,303,622)

(155,870)	Entain Plc *	(3,644,499)

(1,367)	Experian Plc	(52,375)

(36,885)	Halma Plc	(1,361,476)

(151,038)	Hargreaves Lansdown Plc	(3,539,297)

(447,624)	Informa Plc *	(3,445,950)

(153,722)	Land Securities Group Plc (REIT)	(1,530,165)

(27,190)	London Stock Exchange Group Plc	(2,917,530)

(81,805)	Melrose Industries Plc	(199,945)

(95,595)	Ocado Group Plc *	(2,557,638)

(1,773,814)	Rolls-Royce Holdings Plc *	(2,687,761)

(6,455)	Spirax-Sarco Engineering Plc	(1,160,262)

	Total United Kingdom	(32,597,903)

	United States — (11.6)%

(99,800)	AES Corp. (The)	(2,535,918)

(2,700)	Agilent Technologies, Inc.	(372,951)

(8,300)	Airbnb, Inc. – Class A *	(1,165,320)

(1,300)	Align Technology, Inc. *	(767,195)

(14,100)	American Tower Corp. (REIT)	(3,601,986)

(36,900)	Aramark	(1,378,215)

(19,800)	Arthur J Gallagher & Co.	(2,902,878)

(11,100)	Autodesk, Inc. *	(3,173,046)

(20,200)	Avalara, Inc. *	(2,669,834)

Shares	Description	Value ($)

	United States — continued

(5,600)	Axalta Coating Systems Ltd. *	(181,664)

(8,500)	Ball Corp.	(698,360)

(8,000)	BioMarin Pharmaceutical, Inc. *	(618,400)

(11,800)	Boeing Co. (The) *	(2,914,836)

(11,300)	Burlington Stores, Inc. *	(3,654,081)

(1,900)	Camden Property Trust (REIT)	(238,222)

(20,300)	Carnival Corp *	(600,068)

(9,800)	Carvana Co. *	(2,597,882)

(19,500)	Catalent, Inc. *	(2,044,185)

(23,200)	Ceridian HCM Holding, Inc. *	(2,075,472)

(31,100)	Cheniere Energy, Inc. *	(2,640,390)

(2,300)	Chipotle Mexican Grill, Inc. *	(3,155,554)

(26,300)	Cloudflare, Inc. – Class A *	(2,158,178)

(12,200)	CME Group, Inc.	(2,668,872)

(31,600)	Cognex Corp.	(2,508,724)

(1,300)	CoStar Group, Inc. *	(1,110,200)

(10,800)	Coupa Software, Inc. *	(2,572,560)

(1,800)	Crowdstrike Holdings, Inc. – Class A *	(399,870)

(16,700)	Crown Castle International Corp. (REIT)	(3,164,650)

(300)	Datadog, Inc. – Class A *	(27,315)

(58,500)	Delta Air Lines, Inc. *	(2,789,280)

(3,100)	DENTSPLY SIRONA, Inc.	(207,452)

(8,500)	Dexcom, Inc. *	(3,139,815)

(14,500)	DocuSign, Inc. *	(2,923,490)

(50,800)	DraftKings Inc. - Class A *	(2,537,460)

(22,200)	Dynatrace, Inc. *	(1,148,628)

(5,000)	Ecolab, Inc.	(1,075,400)

(12,700)	Equifax, Inc.	(2,985,008)

(4,100)	Equinix, Inc. (REIT)	(3,020,552)

(51,800)	Equity LifeStyle Properties, Inc. (REIT)	(3,670,548)

(2,200)	Erie Indemnity Co. – Class A	(442,486)

(24,200)	Exact Sciences Corp. *	(2,674,826)

(15,600)	Expedia Group, Inc. *	(2,760,420)

(200)	Extra Space Storage, Inc. (REIT)	(29,962)

(6,700)	Fastenal Co.	(355,368)

(2,100)	Fidelity National Information Services, Inc.	(312,858)

(1,500)	Fortinet, Inc. *	(327,810)

(4,600)	Gartner, Inc. *	(1,066,464)

(26,600)	Guidewire Software, Inc. *	(2,599,884)

(16,100)	Halliburton Co.	(361,445)

(13,200)	Hess Corp.	(1,106,424)

(147,500)	Host Hotels & Resorts, Inc. (REIT) *	(2,532,575)

(6,100)	HubSpot, Inc. *	(3,076,718)

(5,200)	IDEXX Laboratories, Inc. *	(2,902,172)

(10,900)	Ingersoll Rand, Inc. *	(541,076)

(12,300)	Insulet Corp. *	(3,316,941)

(1,000)	Intuitive Surgical, Inc. *	(842,180)

(11,000)	Ionis Pharmaceuticals, Inc. *	(409,750)

(15,700)	IQVIA Holdings, Inc. *	(3,770,512)

(33,600)	Iron Mountain, Inc. (REIT)	(1,462,944)

(23,900)	KKR & Co., Inc.	(1,330,991)

(40,400)	Lamb Weston Holdings, Inc.	(3,332,596)

(9,600)	Liberty Broadband Corp. – Class A *	(1,555,776)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(14,500)	Liberty Broadband Corp. – Class C *	(2,411,205)

(76,500)	Liberty Media Corp-Liberty Formula One – Class C *	(3,415,725)

(10,300)	Liberty Media Corp-Liberty SiriusXM – Class A *	(449,698)

(11,900)	Liberty Media Corp-Liberty SiriusXM – Class C *	(517,769)

(9,800)	Linde Plc	(2,945,880)

(39,900)	Live Nation Entertainment, Inc. *	(3,595,389)

(2,700)	Lululemon Athletica, Inc. *	(872,451)

(5,800)	MarketAxess Holdings, Inc.	(2,705,932)

(19,100)	Marriott International, Inc. – Class A *	(2,742,378)

(17,700)	MGM Resorts International	(758,799)

(6,100)	Mid-America Apartment Communities, Inc. (REIT)	(980,270)

(9,800)	MongoDB, Inc. *	(2,861,012)

(4,800)	Monolithic Power Systems, Inc.	(1,646,976)

(7,900)	MSCI, Inc.	(3,698,227)

(7,900)	News Corp. – Class A	(213,221)

(20,800)	NIKE Inc. – Class B	(2,838,368)

(41,300)	NiSource, Inc.	(1,053,150)

(17,800)	Novocure Ltd. *	(3,631,200)

(31,900)	Occidental Petroleum Corp.	(828,124)

(12,300)	Okta, Inc. *	(2,736,012)

(7,800)	Paycom Software, Inc. *	(2,570,880)

(6,500)	Peloton Interactive, Inc. – Class A *	(717,015)

(300)	Pinterest, Inc. – Class A *	(19,590)

(16,500)	Pioneer Natural Resources Co.	(2,511,135)

(110,800)	Plug Power, Inc. *	(3,401,560)

(10,000)	Public Storage (REIT)	(2,824,800)

(10,200)	RingCentral, Inc. – Class A *	(2,677,194)

(1,400)	Rockwell Automation, Inc.	(369,208)

(8,900)	Roku, Inc. *	(3,085,719)

(65,700)	Rollins, Inc.	(2,239,713)

(31,600)	Royal Caribbean Cruises Ltd. *	(2,947,332)

(4,800)	S&P Global, Inc.	(1,821,456)

(35,100)	Sarepta Therapeutics, Inc. *	(2,655,315)

(10,100)	SBA Communications Corp. (REIT)	(3,011,012)

(200)	Seagen, Inc. *	(31,070)

(6,100)	ServiceNow, Inc. *	(2,890,668)

(22,400)	Simon Property Group, Inc. (REIT)	(2,878,176)

(58,400)	Snap, Inc. – Class A *	(3,627,808)

(11,100)	Snowflake, Inc. – Class A *	(2,642,133)

(41,800)	Southwest Airlines Co. *	(2,569,028)

(21,800)	Splunk, Inc. *	(2,642,160)

(13,300)	Square, Inc. – Class A *	(2,959,516)

(25,000)	Starbucks Corp.	(2,847,000)

(200)	Sun Communities, Inc. (REIT)	(33,484)

(5,200)	Sysco Corp.	(421,200)

Shares	Description	Value ($)

	United States — continued

(78,100)	Targa Resources Corp.	(3,034,966)

(17,600)	Teladoc Health, Inc. *	(2,650,208)

(4,800)	Tesla, Inc. *	(3,001,056)

(500)	Trade Desk, Inc. (The) – Class A *	(294,070)

(8,900)	Twilio, Inc. – Class A *	(2,990,400)

(36,500)	Twitter, Inc. *	(2,117,000)

(58,700)	Uber Technologies, Inc. *	(2,983,721)

(78,100)	UDR, Inc. (REIT)	(3,719,903)

(9,300)	Vail Resorts, Inc. *	(3,039,984)

(13,600)	Voya Financial, Inc.	(891,072)

(7,700)	Wayfair, Inc. – Class A *	(2,360,358)

(1,600)	West Pharmaceutical Services, Inc.	(556,016)

(114,300)	Williams Cos, Inc. (The)	(3,010,662)

(3,000)	Workday, Inc. – Class A *	(686,160)

(27,200)	Wynn Resorts Ltd. *	(3,586,864)

(200)	XPO Logistics, Inc. *	(29,386)

(18,000)	Zendesk, Inc. *	(2,459,880)

(8,500)	Zillow Group, Inc. – Class A *	(1,005,465)

(24,156)	Zillow Group, Inc. – Class C *	(2,833,982)

(200)	Zoetis, Inc.	(35,336)

(100)	Zoom Video Communications, Inc. – Class A *	(33,153)

(16,100)	Zscaler, Inc. *	(3,126,620)

	Total United States	(254,948,857)

	TOTAL COMMON STOCKS (PROCEEDS $417,922,707)	(442,968,466)

	PREFERRED STOCKS (f) — (0.1)%

	Germany — (0.1)%

(5,433)	Sartorius AG	(2,696,606)

	TOTAL PREFERRED STOCKS (PROCEEDS $2,371,422)	(2,696,606)

	RIGHTS/WAARANTS — (0.0)%

	Spain — (0.0)%

(121,254)	Ferrovial SA, Expires 06/01/21 *	(29,469)

	TOTAL RIGHTS/WARRANTS (PROCEEDS $28,847)	(29,469)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $420,322,976)	(445,694,541)

	Other Assets and Liabilities (net) — 19.2%	421,263,260

	TOTAL NET ASSETS — 100.0%	$2,194,390,735

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

A summary of outstanding financial instruments at May 31, 2021 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/21/2021	MSCI	AUD	26,295,400	USD	20,388,806	36,916
08/10/2021	MSCI	AUD	27,160,000	USD	21,046,012	20,684
06/02/2021	MSCI	BRL	20,796,129	USD	3,825,195	(143,759)
07/13/2021	BOA	CHF	1,585,517	USD	1,740,000	(25,795)
07/13/2021	MSCI	CHF	24,942,574	USD	26,956,057	(822,572)
08/19/2021	MSCI	CLP	302,255,000	USD	422,061	3,939
07/28/2021	JPM	COP	1,430,320,000	USD	380,000	(4,531)
07/28/2021	MSCI	COP	2,228,070,000	USD	580,000	(19,001)
08/17/2021	CITI	CZK	9,199,529	USD	440,000	(2,308)
06/21/2021	DB	EUR	58,522,850	USD	70,180,221	(1,410,581)
06/21/2021	MSCI	EUR	58,522,850	USD	70,165,971	(1,424,831)
06/30/2021	BCLY	EUR	2,090,000	USD	2,515,428	(41,712)
06/30/2021	JPM	EUR	3,740,000	USD	4,506,135	(69,799)
06/21/2021	MSCI	GBP	26,498,600	USD	36,508,102	(1,139,309)
06/21/2021	CITI	HKD	48,761,250	USD	6,277,893	(4,866)
06/21/2021	SSB	HKD	48,761,250	USD	6,277,991	(4,768)
06/14/2021	CITI	HUF	571,456,195	USD	1,895,896	(117,185)
08/11/2021	CITI	IDR	3,342,406,000	USD	230,000	(2,837)
07/30/2021	BOA	ILS	878,374	USD	270,413	(154)
07/16/2021	BCLY	INR	88,919,100	USD	1,170,000	(47,906)
07/16/2021	MSCI	INR	36,946,000	USD	490,000	(16,041)
06/09/2021	BOA	JPY	567,598,383	USD	5,190,000	5,741
06/21/2021	MSCI	JPY	7,254,841,300	USD	66,722,341	452,439
08/13/2021	CITI	KRW	518,019,800	USD	460,000	(7,345)
08/13/2021	JPM	KRW	384,699,800	USD	340,000	(7,067)
07/21/2021	BOA	MXN	7,029,726	USD	350,000	(875)
06/14/2021	JPM	NOK	18,222,301	USD	2,180,000	(11,397)
08/05/2021	JPM	NZD	8,130,000	USD	5,824,183	(92,193)
08/05/2021	MSCI	NZD	23,170,000	USD	16,625,981	(235,327)
08/19/2021	JPM	PEN	1,735,580	USD	460,000	5,405
07/21/2021	MSCI	PHP	43,010,880	USD	881,732	(17,164)
08/31/2021	JPM	RON	5,794,587	USD	1,434,481	(1,869)
07/15/2021	GS	SGD	586,050	USD	440,000	(3,485)
07/16/2021	BCLY	THB	21,348,600	USD	680,000	(3,383)
07/16/2021	BOA	THB	27,563,872	USD	873,062	(9,276)
07/16/2021	DB	THB	12,587,480	USD	400,000	(2,934)
08/10/2021	JPM	USD	2,491,079	AUD	3,210,000	(6,126)
06/02/2021	CITI	USD	280,000	BRL	1,541,540	14,204
06/02/2021	JPM	USD	1,280,000	BRL	6,982,914	52,694
06/02/2021	MSCI	USD	2,270,000	BRL	12,271,675	72,058
09/02/2021	MSCI	USD	2,507,387	BRL	13,407,248	27,903
08/03/2021	GS	USD	6,820,306	CAD	8,392,541	132,341
08/03/2021	JPM	USD	20,512,424	CAD	25,179,000	346,660
07/13/2021	JPM	USD	3,240,000	CHF	2,982,443	81,556
08/19/2021	MSCI	USD	510,000	CLP	367,710,000	(1,331)
08/17/2021	JPM	USD	846,220	CZK	17,886,760	13,765
06/30/2021	BCLY	USD	6,457,988	EUR	5,450,000	210,151
06/30/2021	DB	USD	11,388,013	EUR	9,645,000	412,759
07/13/2021	BOA	USD	2,962,143	GBP	2,140,000	78,300
07/13/2021	JPM	USD	4,494,048	GBP	3,220,000	80,825
07/13/2021	MSCI	USD	4,597,870	GBP	3,345,000	154,599
06/14/2021	CITI	USD	600,000	HUF	179,479,110	32,254
06/14/2021	DB	USD	520,000	HUF	147,998,188	1,356
08/11/2021	JPM	USD	1,868,028	IDR	27,340,457,000	36,552
07/16/2021	GS	USD	530,000	INR	39,079,020	5,257

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/16/2021	MSCI	USD	961,864	INR	73,120,869	39,657
06/09/2021	BCLY	USD	1,630,000	JPY	177,071,790	(12,684)
06/09/2021	BOA	USD	2,110,000	JPY	230,231,658	(7,139)
06/09/2021	JPM	USD	2,490,000	JPY	269,072,637	(32,378)
06/09/2021	MSCI	USD	16,660,114	JPY	1,803,012,511	(191,983)
08/13/2021	MSCI	USD	1,909,892	KRW	2,139,059,893	19,915
07/21/2021	MSCI	USD	2,460,047	MXN	49,253,575	(1,653)
06/14/2021	BCLY	USD	1,590,000	NOK	13,408,232	22,462
06/14/2021	JPM	USD	2,220,000	NOK	18,923,338	55,704
06/14/2021	MSCI	USD	5,240,000	NOK	44,375,501	96,558
08/19/2021	JPM	USD	1,586,504	PEN	5,864,512	(50,432)
07/21/2021	BCLY	USD	330,000	PHP	15,940,980	3,155
08/17/2021	MSCI	USD	101,115	PLN	379,162	2,408
08/12/2021	BCLY	USD	2,365,570	RUB	178,558,202	42,126
08/05/2021	JPM	USD	4,230,000	SEK	35,737,066	83,239
08/05/2021	MSCI	USD	19,470,602	SEK	164,353,299	365,805
07/15/2021	MSCI	USD	647,497	SGD	868,908	10,037
07/28/2021	JPM	USD	541,917	TWD	14,999,653	6,623
07/30/2021	CITI	USD	620,000	ZAR	8,932,101	24,772
07/30/2021	MSCI	USD	1,817,249	ZAR	26,349,208	84,792

						$(2,858,385)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
438	Mini MSCI Emerging Markets	June 2021	$29,803,710	$537,943

Sales
2,976	Euro STOXX 50	June 2021	147,531,827	(10,118,852)
400	FTSE 100 Index	June 2021	39,821,976	(1,625,608)
68	Hang Seng Index	June 2021	12,711,103	(367,933)
970	S&P 500 E-Mini	June 2021	203,816,400	(12,442,935)
76	SGX Nifty 50	June 2021	2,352,367	(35,324)
151	SPI 200 Futures	June 2021	20,904,951	(1,279,498)
384	TOPIX Index	June 2021	67,834,581	(2,085,879)

			$494,973,205	$(27,956,029)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
0.16%	3 Month AUD BBSW	AUD	13,050,000	06/16/2023	Quarterly	—	6,773	6,773
3 Month AUD BBSW	0.20%	AUD	11,880,000	06/16/2023	Quarterly	—	605	605
0.25%	3 Month AUD BBSW	AUD	30,420,000	06/16/2023	Quarterly	(19,902)	(26,383)	(6,481)
GBP - SONIA - COMPOUND	0.15%	GBP	11,220,000	06/16/2023	Annually	—	827	827
GBP - SONIA - COMPOUND	0.12%	GBP	86,660,000	06/16/2023	Annually	(3,161)	(79,540)	(76,379)
GBP - SONIA - COMPOUND	0.12%	GBP	40,880,000	06/16/2023	Annually	(3,912)	(31,731)	(27,819)
GBP - SONIA - COMPOUND	0.14%	GBP	13,820,000	06/16/2023	Annually	444	(4,071)	(4,515)
0.64%	3 Month NZD Bank Bill Rate	NZD	5,610,000	06/16/2023	Quarterly	(1,977)	(1,774)	203
3 Month NZD Bank Bill Rate	0.55%	NZD	11,430,000	06/16/2023	Quarterly	—	(10,966)	(10,966)
0.50%	3 Month NZD Bank Bill Rate	NZD	18,450,000	06/16/2023	Quarterly	—	32,061	32,061
0.65%	3 Month NZD Bank Bill Rate	NZD	68,740,000	06/16/2023	Quarterly	—	(34,117)	(34,117)
3 Month NZD Bank Bill Rate	0.48%	NZD	11,280,000	06/16/2023	Quarterly	—	(22,203)	(22,203)
0.02%	3 Month SEK STIBOR	SEK	115,700,000	06/16/2023	Quarterly	—	5,322	5,322
3 Month CAD LIBOR	0.68%	CAD	32,040,000	06/19/2023	Semi-Annually	1,211	(4,300)	(5,511)
3 Month CAD LIBOR	0.69%	CAD	12,050,000	06/19/2023	Semi-Annually	—	(817)	(817)
0.71%	3 Month CAD LIBOR	CAD	131,250,000	06/19/2023	Semi-Annually	(8,003)	(41,200)	(33,197)
6 Month EURIBOR	(0.45)%	EUR	24,900,000	06/21/2023	Semi-Annually	8,033	8,845	812
(0.50)%	6 Month EURIBOR	EUR	12,070,000	06/21/2023	Semi-Annually	—	10,068	10,068
0.30%	3 Month USD LIBOR	USD	47,190,000	06/21/2023	Quarterly	(22,769)	(65,777)	(43,008)
6 Month AUD BBSW	1.70%	AUD	2,830,000	06/16/2031	Semi-Annually	—	(3,114)	(3,114)
6 Month AUD BBSW	1.78%	AUD	18,770,000	06/16/2031	Semi-Annually	(22,397)	90,439	112,836
6 Month AUD BBSW	1.90%	AUD	17,520,000	06/16/2031	Semi-Annually	7,516	236,758	229,242
6 Month AUD BBSW	1.89%	AUD	6,590,000	06/16/2031	Semi-Annually	7,178	84,239	77,061
1.82%	6 Month AUD BBSW	AUD	2,590,000	06/16/2031	Semi-Annually	—	(20,049)	(20,049)
1.97%	3 Month CAD LIBOR	CAD	2,220,000	06/16/2031	Semi-Annually	—	(9,664)	(9,664)
2.00%	3 Month CAD LIBOR	CAD	2,220,000	06/16/2031	Semi-Annually	—	(14,567)	(14,567)
2.01%	3 Month CAD LIBOR	CAD	4,700,000	06/16/2031	Semi-Annually	—	(32,114)	(32,114)
1.95%	3 Month CAD LIBOR	CAD	6,760,000	06/16/2031	Semi-Annually	(1,046)	(15,287)	(14,241)
3 Month CAD LIBOR	1.98%	CAD	75,600,000	06/16/2031	Semi-Annually	1,506	361,329	359,823
3 Month CAD LIBOR	1.97%	CAD	19,180,000	06/16/2031	Semi-Annually	6,035	76,810	70,775
3 Month CAD LIBOR	2.04%	CAD	33,940,000	06/16/2031	Semi-Annually	153	323,942	323,789
6 Month CHF LIBOR	0.03%	CHF	9,200,000	06/16/2031	Semi-Annually	(10,003)	(10,003)	—
6 Month CHF LIBOR	0.10%	CHF	2,820,000	06/16/2031	Semi-Annually	—	17,152	17,152
6 Month CHF LIBOR	0.04%	CHF	3,350,000	06/16/2031	Semi-Annually	—	(2,508)	(2,508)
0.77%	GBP - SONIA- COMPOUND	GBP	29,600,000	06/16/2031	Annually	57,786	40,441	(17,345)
0.80%	GBP - SONIA- COMPOUND	GBP	27,240,000	06/16/2031	Annually	(20,185)	(75,152)	(54,967)
0.78%	GBP - SONIA- COMPOUND	GBP	2,350,000	06/16/2031	Annually	—	(1,636)	(1,636)
GBP - SONIA - COMPOUND	0.81%	GBP	2,390,000	06/16/2031	Annually	—	12,181	12,181
0.72%	GBP - SONIA- COMPOUND	GBP	27,900,000	06/16/2031	Annually	8,774	197,711	188,937
3 Month NZD Bank Bill Rate	2.05%	NZD	4,850,000	06/16/2031	Quarterly	30,081	8,583	(21,498)
3 Month NZD Bank Bill Rate	2.00%	NZD	16,050,000	06/16/2031	Quarterly	9,897	(24,503)	(34,400)
3 Month NZD Bank Bill Rate	1.94%	NZD	2,640,000	06/16/2031	Quarterly	—	(16,107)	(16,107)
3 Month NZD Bank Bill Rate	1.89%	NZD	1,380,000	06/16/2031	Quarterly	—	(13,062)	(13,062)
1.90%	3 Month NZD Bank Bill Rate	NZD	2,450,000	06/16/2031	Quarterly	—	20,717	20,717
1.93%	3 Month NZD Bank Bill Rate	NZD	2,490,000	06/16/2031	Quarterly	—	16,532	16,532
3 Month NZD Bank Bill Rate	2.12%	NZD	9,290,000	06/16/2031	Quarterly	—	59,251	59,251
3 Month NZD Bank Bill Rate	2.10%	NZD	7,870,000	06/16/2031	Quarterly	—	41,458	41,458
3 Month SEK STIBOR	0.80%	SEK	23,900,000	06/16/2031	Quarterly	—	(7,645)	(7,645)
6 Month EURIBOR	0.15%	EUR	1,300,000	06/18/2031	Semi-Annually	—	4,504	4,504
6 Month EURIBOR	0.16%	EUR	1,310,000	06/18/2031	Semi-Annually	—	4,620	4,620
0.03%	6 Month EURIBOR	EUR	17,080,000	06/18/2031	Semi-Annually	29,896	206,581	176,685
0.02%	6 Month EURIBOR	EUR	6,270,000	06/18/2031	Semi-Annually	28,185	82,624	54,439
0.05%	6 Month EURIBOR	EUR	23,580,000	06/18/2031	Semi-Annually	(33,015)	218,823	251,838
0.05%	6 Month EURIBOR	EUR	6,850,000	06/18/2031	Semi-Annually	15,342	65,094	49,752

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

Swap Contracts (continued)

Centrally Cleared Interest Rate Swaps (continued)

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
6 Month EURIBOR	0.06%	EUR	3,760,000	06/18/2031	Semi-Annually	(5,964)	(29,775)	(23,811)
1.65%	3 Month USD LIBOR	USD	65,700,000	06/18/2031	Quarterly	(215,814)	(565,027)	(349,213)
1.58%	3 Month USD LIBOR	USD	50,000	06/18/2031	Quarterly	(72)	(96)	(24)
1.62%	3 Month USD LIBOR	USD	2,020,000	06/18/2031	Quarterly	—	(11,500)	(11,500)
3 Month USD LIBOR	1.53%	USD	2,720,000	06/18/2031	Quarterly	512	(7,715)	(8,227)
3 Month USD LIBOR	1.59%	USD	2,660,000	06/18/2031	Quarterly	—	7,032	7,032
3 Month USD LIBOR	1.59%	USD	2,650,000	06/18/2031	Quarterly	—	6,374	6,374
3 Month USD LIBOR	1.69%	USD	7,700,000	06/18/2031	Quarterly	3,267	95,574	92,307

						$(152,404)	$1,160,867	$1,313,271

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Depreciation of Total Return on CSI 500 Index + (1 Month USD LIBOR minus 8.50%)	Appreciation of Total Return on CSI 500 Index	GS	USD	2,326,962	12/07/2021	Monthly	—	119,866	119,866
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.50%	GS	USD	851,711	05/24/2022	Monthly	—	(6,757)	(6,757)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.75%	GS	USD	3,450,248	05/24/2022	Monthly	—	17,260	17,260
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.50%	GS	USD	2,647,453	05/24/2022	Monthly	—	2,319	2,319
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	2	06/20/2022	Monthly	—	—	—
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	1,364,866	10/18/2022	Monthly	—	(104,081)	(104,081)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.50%	MORD	USD	114,306	10/18/2022	Monthly	—	(2,940)	(2,940)
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	25,867,725	10/18/2022	Monthly	—	(160,496)	(160,496)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	16,550	10/18/2022	Monthly	—	(335)	(335)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 2.50%	MORD	USD	2,601,258	05/18/2023	Monthly	—	(101,311)	(101,311)

							$—	$(236,475)	$(236,475)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

As of May 31, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	All or a portion of this security is out on loan.

(c)	Securities are traded on separate exchanges for the same entity.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(e)	Investment valued using significant unobservable inputs.

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)	All or a portion of this security is purchased with collateral from securities loaned.

(h)	The rate disclosed is the 7 day net yield as of May 31, 2021.

(i)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

(j)	The following table represents the individual short positions within the custom equity basket swap as of May 31, 2021:

Shares	Description	% of Equity Basket	Value ($)

18,030,000	Alibaba Pictures Group Ltd	9.3%	2,415,545

2,724,000	China Molybdenum Co Ltd – Class H	7.0%	1,825,131

268,000	China Resources Beer Holdings Co Ltd	9.1%	2,377,579

1,144,000	China Youzan Ltd	0.9%	235,644

696,000	China Yuhua Education Corp Ltd	2.7%	697,967

12,400	Fuyao Glass Industry Group Co Ltd – Class H	0.3%	77,939

798,000	Greentown Service Group Co Ltd	4.7%	1,233,658

20,000	Haidilao International Holding Ltd	0.4%	113,193

52,000	Hong Kong Exchanges and Clearing Ltd	12.3%	3,200,214

828,000	Kingdee International Software Group Co Ltd	12.1%	3,146,401

17,000	Kuaishou Technology	1.7%	439,489

107,000	New World Development Co Ltd	2.2%	581,605

498,800	Sands China Ltd	8.8%	2,279,466

347,000	SJM Holdings Ltd	1.5%	396,546

909,600	Wynn Macau Ltd	6.0%	1,575,293

221,000	Yihai International Holding Ltd.	6.7%	1,746,319

2,400,000	Zijin Mining Group Co Ltd – Class H	14.3%	3,714,251

	TOTAL COMMON STOCKS		$26,056,240

The rates shown on variable rate notes are the current interest rates at May 31, 2021, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CLO - Collateralized Loan Obligation

CVA - Certificaaten van aandelen (Share Certificates)

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

SONIA - Sterling Overnight Interbank Average Rate

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares / Par Value†	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%

6,612,078	GMO Alternative Allocation Fund, Class VI	130,390,172

1,611,432	GMO Asset Allocation Bond Fund, Class VI	39,222,252

631,271	GMO Cyclical Focus Fund, Class VI	20,705,684

770,257	GMO Emerging Country Debt Fund, Class IV	20,250,046

3,486,933	GMO Emerging Markets Fund, Class VI	133,270,583

4,011,420	GMO International Equity Fund, Class IV	105,179,435

1,088,057	GMO-Usonian Japan Value Creation Fund, Class VI	26,766,204

2,883,743	GMO Multi-Sector Fixed Income Fund, Class IV	58,857,189

755,153	GMO Opportunistic Income Fund, Class VI	19,588,657

445,260	GMO Quality Fund, Class VI	13,068,378

3,252,869	GMO U.S. Equity Fund, Class VI	52,501,306

1,401,755	GMO U.S. Small Cap Value Fund, Class VI	39,725,725

39,892	GMO U.S. Treasury Fund	201,055

	TOTAL MUTUAL FUNDS (COST $607,423,164)	659,726,686

	DEBT OBLIGATIONS — 0.0%

	Asset-Backed Securities — 0.0%

19,602	ACE Securities Corp Home Equity Loan Trust, Series 06-ASL1, Class A,Variable Rate, 1 mo. LIBOR + 0.28%, 0.37%, due 02/25/36	4,473

9,317	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + 0.50%, 0.59%, due 10/25/34	8,895

9,599	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 0.34%, due 02/26/34	8,302

	TOTAL DEBT OBLIGATIONS (COST $25,845)	21,670

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

45,361	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	45,361

	TOTAL SHORT-TERM INVESTMENTS (COST $45,361)	45,361

	TOTAL INVESTMENTS — 99.9% (Cost $607,494,370)	659,793,717

	Other Assets and Liabilities (net) — 0.1%	358,067

	TOTAL NET ASSETS — 100.0%	$660,151,784

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2021.

The rates shown on variable rate notes are the current interest rates at May 31, 2021, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%

157,943	GMO Cyclical Focus Fund, Class VI	5,180,514

248,467	GMO Emerging Markets Fund, Class VI	9,496,403

1,618,743	GMO International Equity Fund, Class IV	42,443,451

148,893	GMO-Usonian Japan Value Creation Fund, Class VI	3,662,759

420,532	GMO Quality Fund, Class VI	12,342,618

994,155	GMO U.S. Equity Fund, Class VI	16,045,658

332,695	GMO U.S. Small Cap Value Fund, Class VI	9,428,577

	TOTAL MUTUAL FUNDS (COST $74,416,663)	98,599,980

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

56,272	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	56,272

	TOTAL SHORT-TERM INVESTMENTS (COST $56,272)	56,272

	TOTAL INVESTMENTS — 100.0% (Cost $74,472,935)	98,656,252

	Other Assets and Liabilities (net) — (0.0%)	(33,443)

	TOTAL NET ASSETS — 100.0%	$98,622,809

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2021.

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

2,791,930	GMO Cyclical Focus Fund, Class VI	91,575,294

12,565,918	GMO Emerging Markets Fund, Class VI	480,269,390

22,724,524	GMO International Equity Fund, Class IV	595,837,009

2,769,996	GMO-Usonian Japan Value Creation Fund, Class VI	68,141,914

8,159,306	GMO Quality Fund, Class VI	239,475,632

6,767,748	GMO U.S. Equity Fund, Class VI	109,231,457

6,192,231	GMO U.S. Small Cap Value Fund, Class VI	175,487,817

	TOTAL MUTUAL FUNDS (COST $1,456,876,972)	1,760,018,513

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

718,954	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	718,954

	TOTAL SHORT-TERM INVESTMENTS (COST $718,954)	718,954

	TOTAL INVESTMENTS — 100.0% (Cost $1,457,595,926)	1,760,737,467

	Other Assets and Liabilities (net) — (0.0%)	(20,692)

	TOTAL NET ASSETS — 100.0%	$1,760,716,775

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2021.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 83.3%

	Argentina — 0.0%

62,800	Banco BBVA Argentina SA ADR *	211,636

4,000	Globant SA * (a)	871,480

70,300	Grupo Financiero Galicia SA ADR	624,264

27,600	Telecom Argentina SA Sponsored ADR	158,424

	Total Argentina	1,865,804

	Australia — 1.4%

316,103	Accent Group Ltd	663,383

120,256	Adairs Ltd	433,900

179,254	Asaleo Care Ltd	194,191

294,444	Australian Pharmaceutical Industries Ltd (b)	262,230

48,776	Aventus Group (REIT)	109,833

281,484	Bank of Queensland Ltd	1,959,919

75,128	Bendigo & Adelaide Bank Ltd	607,856

555,374	BlueScope Steel Ltd	9,168,748

42,750	Codan Ltd	626,559

62,580	Computershare Ltd (a)	781,906

1,032,329	Dexus (REIT)	8,281,867

977,153	Fortescue Metals Group Ltd	16,688,126

82,845	GDI Property Group (REIT)	68,642

257,110	Genworth Mortgage Insurance Australia Ltd *	549,133

2,768,761	GPT Group (The) (REIT)	9,930,174

30,872	JB Hi-Fi Ltd	1,146,139

60,623	McMillan Shakespeare Ltd	572,491

1,834,251	Mirvac Group (REIT)	3,983,090

233,134	Mount Gibson Iron Ltd	150,029

198,406	Rio Tinto Ltd	18,819,725

321,672	Sandfire Resources Ltd	1,773,253

2,476,139	Scentre Group (REIT)	5,243,209

969,920	Stockland (REIT)	3,493,533

33,424	Virtus Health Ltd	159,606

	Total Australia	85,667,542

	Austria — 0.0%

5,489	Semperit AG Holding	249,791

	Belgium — 0.5%

287,170	Ageas SA/NV (b)	18,578,249

34,661	AGFA-Gevaert NV *	164,170

9,630	Bekaert SA	462,958

64,474	bpost SA *	860,627

850	Cie d’Entreprises CFE	95,034

23,298	Econocom Group SA (a)	93,507

74,181	UCB SA	6,962,972

	Total Belgium	27,217,517

	Brazil — 1.1%

2,442,300	Banco Bradesco SA	10,712,623

434,400	Banco do Brasil SA	2,795,590

Shares	Description	Value ($)
	Brazil — continued

47,000	Banco Santander Brasil SA	367,941

277,800	Blau Farmaceutica SA *	2,467,936

729,000	Camil Alimentos SA	1,384,788

17,000	Cia de Saneamento do Parana	66,216

335,300	Cia Siderurgica Nacional SA	2,871,960

428,800	Dimed SA Distribuidora da Medicamentos	1,661,161

129,100	JBS SA	746,108

140,000	Mahle-Metal Leve SA	741,409

1,449,400	Marfrig Global Foods SA	5,075,417

1,702,000	Petrobras Distribuidora SA	8,350,469

195,600	Petroleo Brasileiro SA Sponsored ADR	1,997,076

103,400	Sul America SA	690,431

1,981,100	TIM SA	4,595,717

32,100	Tupy SA *	151,578

744,100	Vale SA Sponsored ADR	16,013,032

412,500	Vamos Locacao de Caminhoes, Maquinas e Equipamentos SA *	4,044,506

	Total Brazil	64,733,958

	Canada — 1.3%

29,700	AGF Management Ltd – Class B (b)	187,092

18,200	Bank of Montreal	1,910,770

22,400	Bank of Nova Scotia (The)	1,507,858

3,046,917	Bombardier Inc – Class B * (b)	2,446,513

118,842	Brookfield Asset Management Inc – Class A	5,982,506

42,200	Canaccord Genuity Group Inc	460,408

92,800	Canadian Apartment Properties (REIT)	4,246,500

2,900	Canadian Natural Resources Ltd (c)	100,398

5,500	Canadian Natural Resources Ltd (c)	190,534

9,700	Canadian Tire Corp Ltd – Class A	1,660,173

44,600	Canfor Corp *	1,104,986

8,200	Canfor Pulp Products Inc * (b)	59,325

99,300	Cascades Inc	1,122,011

39,700	Celestica Inc * (c)	342,214

112,700	Celestica Inc * (c)	973,024

15,100	Cogeco Inc	1,187,576

83,600	Corus Entertainment Inc – B Shares (a)	424,211

21,200	Enerplus Corp (b)	138,637

2,900	Finning International Inc	72,017

23,800	iA Financial Corp Inc	1,369,428

18,500	Imperial Oil Ltd (c)	610,500

99,200	Imperial Oil Ltd (c)	3,273,136

3,600	Interfor Corp	92,887

56,800	Intertape Polymer Group Inc	1,375,274

1,300	Laurentian Bank of Canada	46,951

50,600	Linamar Corp	3,312,739

106,400	Magna International Inc (c)	10,699,451

3,000	Magna International Inc (c)	301,770

19,600	Manulife Financial Corp	409,506

6,100	Morguard North American Residential Real Estate Investment Trust	82,963

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)
	Canada — continued

86,843	Nutrien Ltd	5,397,292

266,900	Power Corp of Canada	8,704,822

20,000	RioCan Real Estate Investment Trust	351,641

44,700	Royal Bank of Canada	4,648,164

2,600	Sleep Country Canada Holdings Inc	64,610

89,600	Toronto-Dominion Bank (The)	6,457,905

113,300	Tourmaline Oil Corp	2,760,166

11,800	Transat AT Inc * (b)	52,160

89,720	Transcontinental Inc – Class A	1,670,297

11,900	Wajax Corp	226,268

	Total Canada	76,024,683

	Chile — 0.0%

121,015	Falabella SA	529,326

9,603	Inversiones La Construccion SA	51,030

	Total Chile	580,356

	China — 11.1%

16,400	360 DigiTech, Inc. ADR *	460,348

5,122,000	361 Degrees International Ltd *	2,329,327

270,000	7Road Holdings Ltd * (d)	87,322

3,923,000	Agile Group Holdings Ltd	5,535,624

588,300	Agricultural Bank of China Ltd – Class A	303,252

56,250,000	Agricultural Bank of China Ltd – Class H	22,823,944

358,000	AK Medical Holdings Ltd	638,901

114,800	Alibaba Group Holding Ltd Sponsored ADR *	24,562,608

1,444,000	Angang Steel Co Ltd – Class H (b)	951,893

458,595	Anhui Conch Cement Co Ltd – Class A	3,538,035

2,038,500	Anhui Conch Cement Co Ltd – Class H	12,620,247

3,000	ANTA Sports Products Ltd	60,559

9,271,500	BAIC Motor Corp Ltd – Class H (b)	3,449,284

139,000	Baidu Inc Sponsored ADR * (a)	27,281,530

1,323,100	Bank of China Ltd – Class A	694,382

57,159,000	Bank of China Ltd – Class H	21,658,628

30,566,000	Bank of Communications Co Ltd – Class H	20,641,599

315,500	Beijing Enterprises Holdings Ltd	1,101,234

1,177,500	BYD Electronic International Co Ltd (b)	7,493,722

11,555,000	China Cinda Asset Management Co Ltd – Class H	2,470,984

789,000	China CITIC Bank Corp Ltd – Class H	431,267

9,122,485	China Communications Services Corp Ltd – Class H	3,831,943

29,344,803	China Construction Bank Corp – Class H	24,177,964

1,045,000	China Dongxiang Group Co Ltd	131,948

3,865,000	China Everbright Bank Co Ltd – Class H	1,649,009

6,839,000	China Feihe Ltd	18,632,830

10,800	China Gas Holdings Ltd	41,076

3,659,000	China Greenfresh Group Co Ltd * (e)	—

9,213,500	China Hongqiao Group Ltd	14,861,373

68,332,000	China Huarong Asset Management Co Ltd – Class H (e)	6,691,533

Shares	Description	Value ($)
	China — continued

3,398,000	China Lesso Group Holdings Ltd	8,610,009

1,194,000	China Lilang Ltd	761,560

22,000	China Longyuan Power Group Corp Ltd – Class H	31,618

5,847,000	China Machinery Engineering Corp – Class H	2,615,279

5,460,925	China Medical System Holdings Ltd	13,631,424

1,012,519	China Merchants Bank Co Ltd – Class A	9,313,355

13,336,000	China National Building Material Co Ltd – Class H	17,660,509

1,630,000	China Oriental Group Co Ltd	534,418

320,000	China Overseas Land & Investment Ltd	775,714

341,990	China Pacific Insurance Group Co Ltd – Class A	1,886,040

36,634,000	China Petroleum & Chemical Corp – Class H	19,832,976

38,056,000	China Railway Group Ltd – Class H	20,088,953

87,935	China Railway Signal & Communication Corp Ltd – Class A	79,325

5,441,000	China Reinsurance Group Corp – Class H	595,664

1,656,000	China Resources Land Ltd	7,824,455

5,747,500	China Resources Pharmaceutical Group Ltd	4,085,893

164,000	China Resources Power Holdings Co Ltd	211,727

525,000	China Shineway Pharmaceutical Group Ltd (b)	547,610

2,586,000	China South City Holdings Ltd	286,529

153,200	China Taiping Insurance Holdings Co Ltd	286,092

16,500	China Tian Lun Gas Holdings Ltd	17,402

1,364,000	China Traditional Chinese Medicine Holdings Co Ltd	876,834

1,716,682	China Vanke Co Ltd – Class A	7,269,281

606,500	China Yongda Automobiles Services Holdings Ltd	1,069,771

36,200	China Yuchai International Ltd	578,476

6,996,800	China Zhongwang Holdings Ltd * (b)	1,765,127

34,000	Chinasoft International Ltd *	43,692

1,650,000	CITIC Ltd	1,939,714

4,877,506	Country Garden Holdings Co Ltd	6,218,270

129,491	CSG Holding Co Ltd – Class A	208,509

12,080,000	Dongfeng Motor Group Co Ltd – Class H	11,479,275

3,771,000	Dongyue Group Ltd	2,872,925

69,400	ENN Energy Holdings Ltd	1,275,813

864,600	Everbright Securities Co Ltd – Class H (b)	759,218

2,767,496	Fangda Special Steel Technology Co Ltd – Class A *	3,989,484

2,878,500	Fantasia Holdings Group Co Ltd *	385,556

4,772,000	Fosun International Ltd	7,701,972

309,500	Genertec Universal Medical Group Co Ltd	279,558

100,500	Great Wall Motor Co Ltd – Class H	278,827

641,000	Greenland Hong Kong Holdings Ltd	218,769

1,618,000	Guangdong Investment Ltd	2,411,199

580,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	1,689,216

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)
	China — continued

4,296,800	Guangzhou R&F Properties Co Ltd – Class H	5,800,620

173,000	Haitian International Holdings Ltd	625,894

39,500	Hebei Construction Group Corp Ltd – Class H	14,263

10,000	Hengan International Group Co Ltd	67,422

3,090,544	Hisense Home Appliances Group Co Ltd – Class A	7,226,348

1,104,000	Hisense Home Appliances Group Co Ltd – Class H	1,659,547

65,100	Hollysys Automation Technologies Ltd	878,850

952,000	Hopson Development Holdings Ltd (b)	4,616,419

764,000	Huabao International Holdings Ltd (b)	1,189,015

497,700	Industrial & Commercial Bank of China Ltd – Class A	412,213

15,459,400	Industrial & Commercial Bank of China Ltd – Class H	10,149,242

410,192	Inner Mongolia Eerduosi Resources Co Ltd – Class A	1,249,019

5,900	JOYY Inc ADR (a)	454,005

676,000	Kingboard Holdings Ltd	3,736,414

235,500	Kingboard Laminates Holdings Ltd	509,347

363,500	Koolearn Technology Holding Ltd *	589,857

656,000	Kunlun Energy Co Ltd	744,819

339,000	KWG Group Holdings Ltd	516,378

209,200	Legend Holdings Corp – Class H	330,868

2,550,000	Lenovo Group Ltd	3,075,015

583,300	Livzon Pharmaceutical Group Inc – Class H	2,960,380

652,000	Logan Group Co Ltd	1,044,900

773,500	Longfor Group Holdings Ltd	4,533,148

8,330,000	Lonking Holdings Ltd	3,025,782

109,800	Lufax Holding Ltd ADR *	1,338,462

6,402,000	Metallurgical Corp of China Ltd – Class H	1,558,049

381,200	Momo Inc Sponsored ADR (a)	5,348,236

68,200	NetEase Inc	1,602,084

92,500	NetEase Inc ADR (a)	10,908,525

2,004,000	Nexteer Automotive Group Ltd	2,524,134

4,960,000	Nine Dragons Paper Holdings Ltd	7,829,511

8,400	Niu Technologies Sponsored ADR *	279,888

2,623,000	PAX Global Technology Ltd	3,277,740

175,000	Perennial Energy Holdings Ltd (b)	108,343

28,200	PetroChina Co Ltd ADR	1,163,250

10,374,000	PetroChina Co Ltd – Class H	4,242,159

11,531,000	PICC Property & Casualty Co Ltd – Class H	11,255,113

21,100	Ping An Insurance Group Co of China Ltd – Class A	242,107

754,000	Poly Property Group Co Ltd	215,560

964,900	Postal Savings Bank of China Co Ltd – Class A	844,939

5,556,000	Postal Savings Bank of China Co Ltd – Class H	3,989,859

Shares	Description	Value ($)
	China — continued

3,404,000	Powerlong Real Estate Holdings Ltd	3,312,527

291,000	Road King Infrastructure Ltd	384,880

562,000	Seazen Group Ltd *	637,194

1,108,000	Shanghai Jin Jiang Capital Co Ltd – Class H	268,450

3,900	Shanghai Mechanical and Electrical Industry Co Ltd – Class A	11,258

3,041,700	Shanghai Pharmaceuticals Holding Co Ltd – Class H	6,649,162

57,228	Shenzhen Investment Ltd	20,478

5,540,576	Shimao Group Holdings Ltd	15,896,308

94,000	Shougang Fushan Resources Group Ltd	25,285

2,059,000	Sinopec Engineering Group Co Ltd – Class H	1,302,581

8,298,400	Sinopharm Group Co Ltd – Class H	27,678,923

2,439,500	Sinotruk Hong Kong Ltd	5,850,479

6,570,000	Skyworth Group Ltd *	1,872,071

4,690,000	TCL Electronics Holdings Ltd *	3,141,284

422,000	Tencent Holdings Ltd	32,992,337

34,300	Tencent Holdings Ltd ADR (a)	2,688,434

914,000	Tianjin Port Development Holdings Ltd	80,109

3,904,000	Tianneng Power International Ltd (b)	7,033,863

145,594	Tsingtao Brewery Co Ltd – Class A	2,400,089

66,000	Tsingtao Brewery Co Ltd – Class H	701,175

40,000	Want Want China Holdings Ltd	29,688

2,324,000	Weichai Power Co Ltd – Class H	5,386,151

4,087,568	Weifu High-Technology Group Co Ltd – Class A	15,380,470

6,026,000	West China Cement Ltd	1,032,927

514,000	Xinyi Solar Holdings Ltd. (b)	912,898

578,500	XTEP International Holdings Ltd	635,991

8,437,000	Yuzhou Group Holdings Co Ltd	2,487,217

18,000	Zhejiang Expressway Co Ltd – Class H	15,906

218,499	Zhejiang Weixing New Building Materials Co Ltd – Class A	808,205

2,690,496	Zhengzhou Coal Mining Machinery Group Co Ltd – Class A	4,860,397

1,498,000	Zhongsheng Group Holdings Ltd	12,459,342

3,244,695	Zhuzhou Kibing Group Co Ltd – Class A	8,228,073

869,690	Zijin Mining Group Co Ltd – Class A	1,534,854

767,600	Zoomlion Heavy Industry Science and Technology Co Ltd – Class H	954,366

	Total China	671,951,500

	Colombia — 0.0%

2,023	Interconexion Electrica SA ESP	11,266

	Czech Republic — 0.0%

9,932	CEZ AS	296,768

1,388	Komercni Banka AS *	51,134

366,110	Moneta Money Bank AS *	1,369,080

199	Philip Morris CR AS	138,725

	Total Czech Republic	1,855,707

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Denmark — 0.4%

2,629	Carlsberg A/S – Class B	482,860

512,331	Danske Bank A/S	9,649,971

17,339	Matas A/S *	334,644

86,775	Pandora A/S	11,720,751

60,981	Scandinavian Tobacco Group A/S	1,298,737

	Total Denmark	23,486,963

	Egypt — 0.0%

45,340	Commercial International Bank Egypt SAE *	153,433

128,502	Eastern Co SAE	98,447

201,333	ElSewedy Electric Co	102,453

212,861	Medinet Nasr Housing	44,351

144,665	Palm Hills Developments SAE	15,559

	Total Egypt	414,243

	Finland — 0.3%

66,441	Kesko Oyj – B Shares	2,310,002

97,255	Neste Oyj	6,414,628

1,392,589	Nokia Oyj *	7,266,546

5,821	Sanoma Oyj (a)	98,350

4,617	Tokmanni Group Corp	128,109

17,130	Uponor Oyj	512,647

	Total Finland	16,730,282

	France — 1.7%

46,270	ALD SA	709,002

46,383	APERAM SA	2,557,203

36,317	ArcelorMittal SA *	1,174,577

2,134	Assystem SA (b)	78,569

99,599	Atos SE (a)	6,660,660

2,133	Axway Software SA * (a)	79,505

170,077	BNP Paribas SA (b)	11,708,970

1,836	Boiron SA	90,117

909	Caisse Regionale de Credit Agricole Mutuel Nord de France	25,599

846	Christian Dior SE	679,659

111,503	Cie de Saint-Gobain *	7,484,842

285,658	Credit Agricole SA (b)	4,281,589

105,597	Derichebourg SA *	1,082,738

2,480	Fnac Darty SA *	173,112

820	Groupe Crit * (b)	61,711

989	HEXAOM *	51,875

32,363	IPSOS	1,328,654

7,485	Kaufman & Broad SA	355,838

6,222	Kering SA	5,698,093

8,065	LVMH Moet Hennessy Louis Vuitton SE	6,460,325

1,885	Mersen SA *	70,353

66,614	Metropole Television SA	1,413,078

441,842	Natixis SA *	2,183,531

38,932	Orange SA	496,825

146,057	Publicis Groupe SA (a)	9,872,890

Shares	Description	Value ($)
	France — continued

53,037	Quadient SA	1,553,491

15	Renault SA * (c)	620

298,352	Renault SA * (c)	12,380,612

2,190	Rothschild & Co	86,803

51,590	Safran SA	7,800,912

356,431	Societe Generale SA (b)	11,412,578

1,769	Synergie SE * (b)	77,780

147,200	Television Francaise 1	1,538,597

2,003	TOTAL SE (c)	93,108

23,520	TOTAL SE (c)	1,096,991

10,717	Vicat SA	566,064

1,584	Vilmorin & Cie SA	112,370

	Total France	101,499,241

	Germany — 1.6%

10,379	ADVA Optical Networking SE *	136,354

1,067	Amadeus Fire AG	197,501

126,022	Bayer AG (Registered)	8,033,090

40,177	Bayerische Motoren Werke AG	4,265,095

39,637	Beiersdorf AG	4,699,143

115,782	CECONOMY AG *	650,724

933	Cewe Stiftung & Co KGaA	153,123

219,906	Daimler AG (Registered)	20,516,722

69,300	Deutsche Pfandbriefbank AG	820,514

21,131	Deutz AG *	178,966

226,039	Dialog Semiconductor Plc *	17,921,475

3,472	Draegerwerk AG & Co KGaA	313,699

149,311	Fresenius SE & Co KGaA	8,116,561

1,692	Gesco AG	44,184

1,061	Grammer AG *	32,431

4,837	Hamburger Hafen und Logistik AG	126,130

101,349	HeidelbergCement AG	9,263,149

10,906	Hornbach Baumarkt AG	522,937

18,956	Hornbach Holding AG & Co KGaA	2,113,528

45,876	Kloeckner & Co SE *	632,628

51,770	SAP SE (a)	7,248,510

47,652	Siltronic AG	8,288,346

891	Takkt AG	15,057

11,484	Traton SE	381,474

11,778	Volkswagen AG (b)	4,300,876

813	Wuestenrot & Wuerttembergische AG	18,879

	Total Germany	98,991,096

	Hong Kong — 0.8%

88,500	BOC Hong Kong Holdings Ltd	326,440

279,800	Budweiser Brewing Co APAC Ltd	962,851

277,000	Chow Sang Sang Holdings International Ltd	483,312

2,229,000	CITIC Telecom International Holdings Ltd	743,952

35,500	CK Asset Holdings Ltd (a)	241,697

1,226,000	CK Hutchison Holdings Ltd	9,774,141

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)
	Hong Kong — continued

1,400,000	CSI Properties Ltd	45,999

274,400	Dah Sing Banking Group Ltd	314,812

194,800	Dah Sing Financial Holdings Ltd	693,445

5,928,000	First Pacific Co Ltd	2,068,138

1,160,000	Giordano International Ltd	257,036

1,040,213	I-CABLE Communications Ltd *	12,480

1,068,000	IGG Inc	1,589,561

592,500	Johnson Electric Holdings Ltd	1,577,904

443,000	K Wah International Holdings Ltd	218,504

210,500	Kerry Logistics Network Ltd	629,138

1,322,000	Kerry Properties Ltd	4,558,460

1,641,000	Pacific Textiles Holdings Ltd	1,094,719

9,594,000	PCCW Ltd (b)	5,305,411

201,000	Regal Real Estate Investment Trust	42,742

1,772,000	Shun Tak Holdings Ltd	566,937

350,000	Singamas Container Holdings Ltd	29,325

139,500	SmarTone Telecommunications Holdings Ltd	81,239

332,000	Sun Hung Kai & Co Ltd	184,039

11,500	Sun Hung Kai Properties Ltd (a)	179,593

100,000	Swire Pacific Ltd – Class A	778,408

40,000	TAI Cheung Holdings Ltd	24,785

1,062,000	VSTECS Holdings Ltd	1,037,398

349,500	VTech Holdings Ltd	3,611,069

6,350,500	WH Group Ltd	5,476,608

68,000	Xinyi Glass Holdings Ltd	265,949

831,000	Yue Yuen Industrial Holdings Ltd	2,169,645

	Total Hong Kong	45,345,737

	Hungary — 0.0%

39,301	Richter Gedeon Nyrt	1,096,987

	India — 2.3%

104,228	Asian Paints Ltd	4,220,739

445,278	Balrampur Chini Mills Ltd	1,825,775

21,231	Bombay Burmah Trading Co	375,235

390,076	Cadila Healthcare Ltd *	3,343,140

13,998	Cochin Shipyard Ltd	73,558

49,859	Dhampur Sugar Mills Ltd	215,247

56,300	Dr Reddy’s Laboratories Ltd ADR	4,018,131

228,675	Engineers India Ltd	267,403

534,240	Firstsource Solutions Ltd	1,037,463

77,288	Glenmark Pharmaceuticals Ltd	649,244

22,501	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	117,879

1,752,160	HCL Technologies Ltd	22,805,772

91,213	HDFC Bank Ltd *	1,897,577

367,562	Hindalco Industries Ltd	1,965,876

108,665	Hindustan Unilever Ltd	3,489,151

31,218	Hindustan Zinc Ltd	140,549

102,379	Housing Development Finance Corp Ltd	3,587,187

542,577	ICICI Bank Ltd *	4,848,463

Shares	Description	Value ($)
	India — continued

1,398,683	Indiabulls Housing Finance Ltd	4,300,525

150,834	Indian Bank *	295,061

62,354	Infosys Ltd	1,209,318

218,800	Infosys Ltd Sponsored ADR (a)	4,231,592

449,467	IRCON International Ltd	299,429

449,467	IRCON International Ltd – Interim Shares (d)	299,676

263,134	Karnataka Bank Ltd (The) *	233,780

155,879	Kotak Mahindra Bank Ltd *	3,867,365

288	Larsen & Toubro Infotech Ltd	15,645

195,995	LT Foods Ltd	200,731

3,587	Mahanagar Gas Ltd	58,238

27,830	Mindtree Ltd	903,648

56,133	Narayana Hrudayalaya Ltd *	333,695

511,201	NBCC India Ltd	344,562

42,217	NCC Ltd	48,568

105,552	NMDC Ltd	260,758

637,221	NTPC Ltd	958,743

8,833,454	Oil & Natural Gas Corp Ltd	13,736,913

19,523	Oracle Financial Services Software Ltd	949,183

4,590,307	Power Finance Corp Ltd	7,625,323

809,264	PTC India Ltd	999,802

55,410	Rajesh Exports Ltd	396,045

9,720,783	REC Ltd	19,602,483

96,305	Tata Consultancy Services Ltd	4,178,116

2,140,967	Tata Motors Ltd *	9,422,170

586,110	Tata Motors Ltd – Class A *	1,220,113

126,805	Titan Co Ltd	2,759,459

56,218	Welspun Corp Ltd	115,170

623,604	Wipro Ltd	4,620,811

225,644	Zee Entertainment Enterprises Ltd	657,641

	Total India	139,022,952

	Indonesia — 0.4%

3,775,300	Bank Central Asia Tbk PT	8,372,607

5,107,100	Bank Mandiri Persero Tbk PT	2,070,553

6,038,000	Bank Negara Indonesia Persero Tbk PT	2,197,390

3,584,900	Bank Pembangunan Daerah Jawa Timur Tbk PT	188,139

25,645,800	Bank Rakyat Indonesia Persero Tbk PT	7,307,533

2,279,400	Bukit Asam Tbk PT	349,406

2,540,600	Gajah Tunggal Tbk PT *	155,594

1,554,600	Indo Tambangraya Megah Tbk PT	1,411,334

53,844,000	Panin Financial Tbk PT *	715,565

5,412,400	Perusahaan Gas Negara Persero Tbk PT *	427,656

8,045,700	Ramayana Lestari Sentosa Tbk PT	371,622

	Total Indonesia	23,567,399

	Ireland — 0.4%

415,597	AIB Group Plc *	1,384,158

676,497	Bank of Ireland Group Plc *	4,383,959

4,381	CRH Plc	229,200

46,000	CRH Plc Sponsored ADR	2,395,220

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)
	Ireland — continued

24,211	Glanbia Plc	403,317

636,023	Hibernia REIT Plc	928,501

7,809	Kingspan Group Plc	742,249

57,771	Origin Enterprises Plc	258,861

77,301	Permanent TSB Group Holdings Plc *	137,376

290,416	Ryanair Holdings Plc * (b)	5,947,697

106,826	Smurfit Kappa Group Plc (c)	5,659,243

16,182	Smurfit Kappa Group Plc (c)	860,054

71,613	Total Produce Plc	223,123

	Total Ireland	23,552,958

	Israel — 0.2%

22,100	Check Point Software Technologies Ltd *	2,585,258

93,324	Isracard Ltd *	376,154

836,336	Oil Refineries Ltd *	226,226

818,700	Teva Pharmaceutical Industries Ltd Sponsored ADR *	8,514,480

	Total Israel	11,702,118

	Italy — 1.0%

110,731	Anima Holding SPA	579,736

52,995	Arnoldo Mondadori Editore SPA *	108,886

24,095	Banca IFIS SPA (b)	377,089

23,868	Banca Mediolanum SPA	230,582

192,371	Banca Popolare di Sondrio SCPA (b)	944,495

500,197	Banco BPM SPA (b)	1,770,693

6,238	Biesse SPA *	230,981

192,839	Buzzi Unicem SPA	5,467,370

39,390	Cementir Holding NV	449,793

27,873	CNH Industrial NV	479,236

60,403	Credito Emiliano SPA	394,692

10,170	De’ Longhi SPA	451,674

140,908	Enel SPA	1,397,427

18,077	Esprinet SPA	308,934

250,886	EXOR NV	21,599,974

100,916	IMMSI SPA *	58,949

23,101	La Doria SPA	498,361

486,735	Leonardo SPA (b)	4,250,774

95,844	Mediobanca Banca di Credito Finanziario SPA *	1,141,206

13,541	Poste Italiane SPA	189,857

1,097	Prima Industrie SPA * (b)	29,878

1,858	Sabaf SPA	57,726

195,688	Saras SPA * (b)	168,075

2,605	Sesa SPA *	407,877

8,252,179	Telecom Italia SPA	4,418,202

15,913,768	Telecom Italia SPA – RSP	9,093,884

7,560	Unieuro SPA * (b)	235,356

713,599	Unipol Gruppo SPA (b)	3,946,259

	Total Italy	59,287,966

Shares	Description	Value ($)

	Japan — 11.9%

17,100	77 Bank Ltd (The)	212,088

16,400	ADEKA Corp	293,621

76,500	Aeon Delight Co Ltd	2,340,656

610,200	Aeon Mall Co Ltd	9,730,202

15,500	Aichi Corp	121,904

792,600	Amada Co Ltd	8,562,202

201,800	Amano Corp	5,314,650

29,500	AOKI Holdings Inc	173,019

1,900	Arata Corp	73,273

52,900	Arcland Sakamoto Co Ltd	688,997

167,900	Arcs Co Ltd	3,735,415

1,010,400	Asahi Kasei Corp	11,345,310

506,100	Astellas Pharma Inc	8,075,329

9,100	Bando Chemical Industries Ltd	70,120

199,400	Brother Industries Ltd	4,243,895

23,300	Bunka Shutter Co Ltd	231,228

5,600	Canon Electronics Inc	87,774

8,700	Canon Marketing Japan Inc	206,801

4,800	Central Glass Co Ltd	92,856

61,500	Central Japan Railway Co	9,198,883

1,800	Chiba Bank Ltd (The)	11,692

4,000	Chiyoda Integre Co Ltd	67,422

87,100	Chubu Electric Power Co Inc	1,039,469

373,600	Chugoku Marine Paints Ltd	2,999,448

9,600	CONEXIO Corp	127,495

13,700	Dai Nippon Toryo Co Ltd	105,392

4,000	Dai-Dan Co Ltd	98,687

103,600	Daihen Corp	4,595,005

2,000	Daiho Corp	75,578

4,800	Daiichi Jitsugyo Co Ltd	189,231

4,500	Daishi Hokuetsu Financial Group Inc	99,104

2,800	Daito Pharmaceutical Co Ltd (b)	84,258

125,500	Daiwa House Industry Co Ltd	3,653,535

13,300	Daiwa Industries Ltd	129,606

827,500	Daiwabo Holdings Co Ltd	12,868,244

278,800	Denka Co Ltd	10,623,063

305,700	Ebara Corp	15,023,828

114,500	Electric Power Development Co Ltd	1,619,517

9,200	FJ Next Co Ltd (b)	85,957

272,300	Fuji Corp	6,877,912

4,300	Fuji Pharma Co Ltd	45,266

4,700	Fujimori Kogyo Co Ltd	178,970

27,700	Fujitsu Ltd (a)	4,518,493

6,800	Furuno Electric Co Ltd	65,110

7,800	Furyu Corp	80,035

7,400	G-7 Holdings Inc	206,485

21,100	GungHo Online Entertainment Inc (a)	398,274

63,400	Hachijuni Bank Ltd (The)	219,498

9,100	Hakuto Co Ltd	130,198

21,800	Hanwa Co Ltd	641,554

739,494	Haseko Corp	10,564,361

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)
	Japan — continued

959,900	Hazama Ando Corp	7,337,022

5,900	Heiwado Co Ltd	126,722

7,900	Hisamitsu Pharmaceutical Co Inc	437,618

265,500	Hitachi Ltd	13,988,967

2,700	Hochiki Corp	29,622

122,000	Hogy Medical Co Ltd	3,668,650

35,800	Hokuhoku Financial Group Inc	293,718

565,800	Honda Motor Co Ltd	17,682,152

178,500	Horiba Ltd	11,466,951

1,900	Hosokawa Micron Corp	102,935

10,100	Hyakujushi Bank Ltd (The)	136,674

91,800	Iida Group Holdings Co Ltd	2,468,467

3,200	Inaba Denki Sangyo Co Ltd	74,574

253,400	Inabata & Co Ltd	4,038,620

9,200	Information Services International-Dentsu Ltd (a)	325,867

1,392,400	Inpex Corp (b)	9,506,715

534,700	ITOCHU Corp	16,124,443

32,300	Itochu Enex Co Ltd	294,426

1,600	Itochu-Shokuhin Co Ltd	72,408

11,900	Itoham Yonekyu Holdings Inc	77,253

29,400	Itoki Corp	96,590

16,300	Jaccs Co Ltd	378,748

237,100	JAFCO Group Co Ltd	17,330,840

5,500	Japan Petroleum Exploration Co Ltd	98,950

147,700	Japan Post Insurance Co Ltd	2,936,745

4,400	Japan Tobacco Inc	87,407

15,000	Juroku Bank Ltd (The)	268,956

490,100	JVCKenwood Corp	1,020,842

676,700	K’s Holdings Corp	8,150,808

237,100	Kadokawa Corp	9,142,122

3,000	Kaga Electronics Co Ltd	78,215

283,000	Kajima Corp	3,926,153

13,800	Kamei Corp	145,499

118,900	Kanamoto Co Ltd	2,980,715

10,400	Kandenko Co Ltd	86,527

411,300	Kanematsu Corp	5,595,560

111,900	Kansai Electric Power Co Inc (The)	1,057,154

4,400	Kato Sangyo Co Ltd	131,733

750,900	KDDI Corp	25,597,215

13,700	Keiyo Bank Ltd (The)	52,032

35,400	Kinden Corp	595,225

19,400	Kitz Corp	133,219

8,579	Kohnan Shoji Co Ltd	234,694

15,300	Kokuyo Co Ltd	241,883

45,700	Komeri Co Ltd	1,089,049

399,900	Konica Minolta Inc (b)	2,214,688

266,200	Konoike Transport Co Ltd	2,743,141

1,700	Krosaki Harima Corp	71,204

2,700	Kumagai Gumi Co Ltd	73,899

800	Kureha Corp	46,789

5,700	Kyokuto Kaihatsu Kogyo Co Ltd	91,284

Shares	Description	Value ($)
	Japan — continued

13,600	Kyosan Electric Manufacturing Co Ltd	52,970

383,400	Kyowa Exeo Corp	9,521,505

285,500	Kyudenko Corp	8,915,838

291,800	Macromill Inc	2,335,778

233,000	Mandom Corp	4,045,462

57,100	Marubeni Corp	509,843

336,600	Maruichi Steel Tube Ltd	8,541,598

5,400	Maruzen Showa Unyu Co Ltd	166,359

5,000	Matsuda Sangyo Co Ltd	101,674

344,700	Maxell Holdings Ltd *	3,956,810

59,000	MCJ Co Ltd	589,813

277,800	Mebuki Financial Group Inc	600,260

34,300	Meidensha Corp	707,405

171,800	Mitsubishi Gas Chemical Co Inc	4,037,172

5,100	Mitsubishi Research Institute Inc (a)	195,608

3,827,700	Mitsubishi UFJ Financial Group Inc	21,983,007

11,100	Mitsuboshi Belting Ltd	178,375

23,500	Mitsui & Co Ltd	519,784

46,400	Mitsui Chemicals Inc	1,569,514

12,600	Mitsui DM Sugar Holdings Co Ltd	208,673

59,400	Mixi Inc (a)	1,454,101

13,900	Modec Inc	273,537

247,200	Morinaga & Co Ltd	7,679,792

343,400	MS&AD Insurance Group Holdings Inc	10,520,345

13,800	MTI Ltd	88,609

43,900	NEC Networks & System Integration Corp (a)	702,716

267,000	NH Foods Ltd	10,765,434

12,400	Nichias Corp	308,387

16,000	Nichiha Corp	435,091

5,300	Nippn Corp	76,001

51,200	Nippo Corp	1,327,619

16,180	Nippon Light Metal Holdings Co Ltd	279,125

1,900	Nippon Steel Trading Corp	76,428

704,400	Nippon Telegraph & Telephone Corp	19,075,352

48,500	Nippon Television Holdings Inc (a)	576,467

63,000	Nishi-Nippon Financial Holdings Inc	403,678

3,700	Nishio Rent All Co Ltd	109,492

7,100	Nisshin Oillio Group Ltd (The)	195,584

3,800	Nissin Corp	50,295

1,500	Nitto Denko Corp	118,374

20,600	Nojima Corp	571,548

1,344,000	Obayashi Corp	11,422,846

41,700	Okamura Corp	530,756

1,500	Okinawa Cellular Telephone Co	67,694

1,478,000	ORIX Corp	26,111,667

20,100	Osaka Gas Co Ltd	384,540

3,700	Osaka Soda Co Ltd	84,859

7,700	Osaki Electric Co Ltd	42,376

297,500	Pacific Industrial Co Ltd	3,247,528

616,800	Penta-Ocean Construction Co Ltd	4,405,039

9,100	Prima Meat Packers Ltd	254,351

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

8,000	Proto Corp	84,982

10,900	Raito Kogyo Co Ltd	179,857

51,300	Raiznext Corp	537,697

67,800	Renesas Electronics Corp *	710,461

461,700	Resona Holdings Inc	1,986,157

44,300	Rohm Co Ltd	4,149,962

5,700	Ryoden Corp	83,461

63,500	San-A Co Ltd	2,467,877

22,700	San-Ai Oil Co Ltd	246,006

54,200	San-In Godo Bank Ltd (The)	266,390

35,200	Sanki Engineering Co Ltd	445,949

185,200	Sankyu Inc	8,103,733

19,000	Sanwa Holdings Corp	236,539

116,100	Secom Co Ltd	9,176,652

9,100	Seikitokyu Kogyo Co Ltd	70,394

68,600	Sekisui Chemical Co Ltd	1,196,022

462,800	Sekisui House Ltd	9,740,053

7,500	Sekisui Jushi Corp	144,767

9,200	Shimamura Co Ltd	883,172

1,036,500	Shimizu Corp	8,447,084

6,900	Shin-Etsu Polymer Co Ltd	66,550

3,800	Shindengen Electric Manufacturing Co Ltd *	123,776

6,700	Shinnihon Corp	52,742

16,900	Shizuoka Gas Co Ltd	161,479

2,000	Sinanen Holdings Co Ltd	50,415

16,100	Sinko Industries Ltd	282,472

18,900	Sintokogio Ltd	130,008

942,600	SKY Perfect JSAT Holdings Inc	3,730,664

371,700	Sojitz Corp	1,151,678

1,342,100	Sumitomo Chemical Co Ltd	7,443,241

700,500	Sumitomo Dainippon Pharma Co Ltd	13,442,030

578,200	Sumitomo Forestry Co Ltd	11,766,401

286,700	Sumitomo Mitsui Trust Holdings Inc	10,023,013

3,400	Sumitomo Seika Chemicals Co Ltd	111,681

32,800	Suzuki Motor Corp	1,431,330

174,700	T Hasegawa Co Ltd	3,428,528

210,500	Tachi-S Co Ltd	2,401,754

154,500	Taisei Corp	5,457,139

384,100	Takara Holdings Inc	5,143,211

75,800	Takara Leben Co Ltd	242,698

36,300	Takeuchi Manufacturing Co Ltd (b)	979,265

374,100	Takuma Co Ltd	6,396,081

17,200	Tamron Co Ltd	382,507

697,200	Teijin Ltd	11,473,735

345,800	TIS Inc (a)	8,872,891

249,100	Toho Holdings Co Ltd	3,864,598

2,500	Token Corp	221,188

3,394,300	Tokyo Electric Power Co Holdings Inc *	10,624,947

223,700	Tokyo Seimitsu Co Ltd	11,119,569

42,900	Tokyu Construction Co Ltd	276,108

9,800	Toli Corp	22,269

Shares	Description	Value ($)

	Japan — continued

827,600	Toppan Printing Co Ltd	14,453,210

288,300	Tosei Corp	2,772,841

716,249	Tosoh Corp	12,735,201

9,100	Totetsu Kogyo Co Ltd	200,006

8,600	Towa Pharmaceutical Co Ltd	182,899

93,000	Toyo Construction Co Ltd	477,891

2,500	Toyo Ink SC Holdings Co Ltd	46,033

24,100	Toyo Suisan Kaisha Ltd	982,389

7,300	Toyota Boshoku Corp	141,169

116,800	Toyota Industries Corp	10,108,894

18,500	Toyota Tsusho Corp	843,551

36,400	TS Tech Co Ltd	517,371

203,600	Tsumura & Co	6,585,750

10,600	Unipres Corp	92,809

8,000	Vital KSK Holdings Inc	52,211

8,900	Wacoal Holdings Corp	201,971

9,100	Warabeya Nichiyo Holdings Co Ltd	160,884

33,000	YAMABIKO Corp	358,970

91,600	Yamaguchi Financial Group Inc	547,052

23,300	Yamazen Corp	206,508

22,800	Yellow Hat Ltd	409,636

145,800	Yokogawa Bridge Holdings Corp	2,654,710

7,200	Yuasa Trading Co Ltd	198,031

190,400	Zenkoku Hosho Co Ltd	7,878,401

	Total Japan	720,389,250

	Kuwait — 0.2%

737,004	Gulf Bank KSCP	547,580

16,615	Gulf Cable & Electrical Industries Co KSCP	43,231

44,411	Humansoft Holding Co KSC	531,720

3,332,539	Kuwait Finance House KSCP	8,299,201

333,258	Kuwait Projects Co Holding KSCP	164,315

99,972	Mobile Telecommunications Co KSCP	197,145

1,758,037	National Bank of Kuwait SAKP	4,798,060

36,684	Qurain Petrochemical Industries Co	46,904

	Total Kuwait	14,628,156

	Luxembourg — 0.0%

3,700	Ternium SA Sponsored ADR	135,457

	Malaysia — 0.0%

1,532,700	DRB-Hicom Bhd	686,268

155,100	Gamuda Bhd *	122,232

41,600	Genting Plantations Bhd	81,231

915,700	MMC Corp Bhd	258,924

233,200	Pharmaniaga Bhd	285,475

258,300	Westports Holdings Bhd	268,565

	Total Malaysia	1,702,695

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Mexico — 1.1%

12,000	Alpek SAB de CV	13,568

106,500	Arca Continental SAB de CV	591,583

301,700	Banco del Bajio SA	517,122

1,201,900	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander *	1,421,064

463,600	Cemex SAB de CV Sponsored ADR *	3,838,608

4,000	Coca-Cola Femsa SAB de CV Sponsored ADR	196,080

27,600	Concentradora Fibra Danhos SA de CV (REIT)	32,910

777,700	Credito Real SAB de CV SOFOM ER *	256,917

138,600	El Puerto de Liverpool SAB de CV – Class C1	581,037

498,700	Fibra Uno Administracion SA de CV (REIT)	584,629

624,000	Fomento Economico Mexicano SAB de CV	5,116,562

88,300	Gentera SAB de CV *	49,873

96,000	Grupo Aeroportuario del Centro Norte SAB de CV *	614,230

652,900	Grupo Bimbo SAB de CV – Series A	1,419,348

3,383,000	Grupo Financiero Banorte SAB de CV – Class O	23,075,328

119,600	Grupo Financiero Inbursa SAB de CV – Class O *	118,291

114,813	Grupo Herdez SAB de CV – Series *	253,628

4,630,200	Grupo Mexico SAB de CV – Series B	22,223,472

40,000	Grupo Televisa SAB Sponsored ADR	518,800

13,200	Industrias Bachoco SAB de CV – Series B	50,864

7,500	Infraestructura Energetica Nova SAB de CV *	30,899

51,900	Kimberly-Clark de Mexico SAB de CV – Class A	93,518

143,000	Qualitas Controladora SAB de CV	786,507

135,100	Regional SAB de CV	728,813

321,246	Unifin Financiera SAB de CV SOFOM ENR *	377,405

971,400	Wal-Mart de Mexico SAB de CV	3,101,282

	Total Mexico	66,592,338

	Netherlands — 1.5%

107,272	ABN AMRO Bank NV CVA *	1,436,361

159,200	AerCap Holdings NV *	9,392,800

2,184	Arcadis NV	95,169

150,925	ASR Nederland NV	6,500,149

16,510	Evander Gold Mines Ltd (d)	201

44,285	ForFarmers NV	287,387

717	Hunter Douglas NV *	72,019

928,354	ING Groep NV	12,990,549

452,405	Koninklijke Ahold Delhaize NV	13,170,560

6,040	Koninklijke Vopak NV	286,215

146,440	NN Group NV	7,453,509

Shares	Description	Value ($)
	Netherlands — continued

890,143	PostNL NV (b)	5,231,413

141,202	Randstad NV	10,995,676

179,959	Signify NV	11,130,205

411,938	Stellantis NV	8,059,132

35,193	Wolters Kluwer NV	3,379,828

	Total Netherlands	90,481,173

	New Zealand — 0.1%

1,667,884	Meridian Energy Ltd	6,215,611

	Norway — 0.4%

210,952	Aker Solutions ASA *	384,082

59,704	Austevoll Seafood ASA (b)	780,588

27,001	Avance Gas Holding Ltd (b)	139,758

340,230	BW LPG Ltd	2,351,459

86,340	DNO ASA *	91,703

476,088	Elkem ASA *	1,730,443

13,524	Equinor ASA	294,223

182,050	Europris ASA	1,218,586

632,264	Norsk Hydro ASA	4,096,350

153,372	Norwegian Finans Holding ASA	1,797,198

439,317	Orkla ASA	4,581,418

36,490	Sbanken ASA	448,507

27,627	Selvaag Bolig ASA	201,175

61,682	SpareBank 1 Nord Norge	624,359

48,779	SpareBank 1 SMN	691,909

140,287	SpareBank 1 SR-Bank ASA	1,935,836

37,813	Wallenius Wilhelmsen ASA *	150,592

	Total Norway	21,518,186

	Pakistan — 0.1%

150,733	Engro Corp Ltd	305,381

2,234,815	Engro Fertilizers Ltd	1,026,343

582,113	Fauji Fertilizer Co Ltd	407,319

21,639	Hub Power Co Ltd (The)	10,924

2,032	Lucky Cement Ltd *	12,046

72,500	National Bank of Pakistan *	16,783

1,982,012	Oil & Gas Development Co Ltd	1,224,994

281,224	Pakistan Oilfields Ltd	671,850

1,124,569	Pakistan Petroleum Ltd	660,279

262,908	Searle Co Ltd (The)	406,301

355,374	United Bank Ltd	296,989

	Total Pakistan	5,039,209

	Philippines — 0.1%

187,900	Aboitiz Power Corp	91,971

209,360	Manila Electric Co	1,243,808

20,505,600	Megaworld Corp	1,342,064

6,530,000	Metro Pacific Investments Corp	536,736

195,700	Puregold Price Club Inc	160,751

35,730	Security Bank Corp	91,930

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)
	Philippines — continued

1,146,125	Semirara Mining & Power Corp	315,997

	Total Philippines	3,783,257

	Poland — 0.5%

53,749	Asseco Poland SA	1,068,696

14,931	Budimex SA	1,242,993

96,133	Cyfrowy Polsat SA	802,113

20,445	Lubelski Wegiel Bogdanka SA *	131,421

488,460	Polski Koncern Naftowy ORLEN SA	10,617,763

2,086,344	Polskie Gornictwo Naftowe i Gazownictwo SA	3,741,865

345,757	Powszechna Kasa Oszczednosci Bank Polski SA *	3,741,489

675,846	Powszechny Zaklad Ubezpieczen SA *	6,780,801

	Total Poland	28,127,141

	Portugal — 0.4%

190,945	Altri SGPS SA	1,354,328

18,520,092	Banco Comercial Portugues SA – Class R * (b)	3,603,487

134,675	CTT-Correios de Portugal SA (b)	692,049

45,486	EDP Renovaveis SA	1,080,727

1,066,989	EDP – Energias de Portugal SA	6,211,156

549,425	Galp Energia SGPS SA	6,889,642

105,484	Mota-Engil SGPS SA * (b)	187,173

422,517	Navigator Co SA (The)	1,552,481

298,901	REN – Redes Energeticas Nacionais SGPS SA	841,905

26,453	Semapa-Sociedade de Investimento e Gestao	379,968

1,206,437	Sonae SGPS SA	1,167,618

	Total Portugal	23,960,534

	Qatar — 0.1%

577,173	Doha Bank QPSC	446,159

264,591	Ooredoo QPSC	503,286

104,061	Qatar Electricity & Water Co QSC	474,750

1,331,503	Qatar National Bank QPSC	6,443,336

444,065	Qatar National Cement Co QSC	605,462

	Total Qatar	8,472,993

	Russia — 3.3%

10,645,280	Alrosa PJSC	16,611,320

103,500	Detsky Mir PJSC	214,543

19,735	Etalon Group Plc GDR (Registered)	31,547

348,710,000	Federal Grid Co Unified Energy System PJSC	1,039,967

214,678	Fix Price Group Ltd GDR * (e)	1,749,626

2,300,440	Gazprom PJSC	8,220,920

2,277,414	Gazprom PJSC Sponsored ADR	16,168,765

207,480	Globaltrans Investment Plc Sponsored GDR (Registered)	1,335,985

80,974,300	Inter RAO UES PJSC	5,587,216

Shares	Description	Value ($)
	Russia — continued

40,138	LSR Group PJSC	412,376

255,509	LSR Group PJSC GDR (Registered)	515,909

121,219	LUKOIL PJSC	9,839,351

56,870	LUKOIL PJSC Sponsored ADR	4,629,072

71,842	M.Video PJSC	648,158

2,447	Magnit PJSC	180,595

42,982	Magnit PJSC Sponsored GDR (Registered)	654,909

401,120	Magnitogorsk Iron & Steel Works PJSC	344,060

116,953	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	1,302,604

237,629	MMC Norilsk Nickel PJSC ADR	8,506,925

3,761,630	Moscow Exchange MICEX-RTS PJSC	8,612,507

27,247	Novatek PJSC Sponsered GDR (Registered)	5,424,116

353,400	Novolipetsk Steel PJSC	1,271,089

340,721	Novolipetsk Steel PJSC GDR	12,197,715

15,760	PhosAgro PJSC GDR (Registered)	322,607

553,077	Polymetal International Plc	13,328,015

11,382	Polyus PJSC	2,467,250

69,207	Polyus PJSC GDR (Registered)	7,531,288

147,392	QIWI Plc Sponsored ADR (c)	1,619,838

4,500	QIWI Plc Sponsored ADR (c)	49,496

31,640	Raspadskaya OJSC	109,931

3,895	Ros Agro Plc GDR (Registered) (c)	49,937

17,406	Ros Agro Plc GDR (Registered) (c)	223,032

31,633,000	ROSSETI PJSC	606,922

13,523,000	RusHydro PJSC	153,710

30,090	Safmar Financial Investment *	188,084

2,540,700	Sberbank of Russia PJSC	10,736,998

1,767,651	Sberbank of Russia PJSC Sponsored ADR	29,756,446

46,592	Severstal PJSC	1,117,207

224,567	Severstal PJSC GDR (Registered)	5,167,432

121,700	Surgutneftegas PJSC	60,161

2,830,728	Surgutneftegas PJSC Sponsored ADR	13,887,130

73,371	Tatneft PJSC Sponsored ADR	2,944,069

17,115	TCS Group Holding Plc GDR (Registered)	1,281,223

17,004,000	Unipro PJSC	668,468

376,156	VTB Bank PJSC GDR (Registered)	500,028

47,765	X5 Retail Group NV GDR (Registered) (c)	1,432,126

68,322	X5 Retail Group NV GDR (Registered) (c)	2,037,996

	Total Russia	201,738,669

	Saudi Arabia — 0.0%

26,077	Saudi Airlines Catering Co *	557,832

	Singapore — 0.5%

648,700	Asian Pay Television Trust	55,406

218,573	CapitaLand Ltd	604,264

1,039,400	ComfortDelGro Corp Ltd	1,317,817

353,724	DBS Group Holdings Ltd	8,127,375

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)
	Singapore — continued

512,600	First Real Estate Investment Trust	98,825

2,626,800	Golden Agri-Resources Ltd	466,351

681,399	Japfa Ltd	450,284

136,800	Jardine Cycle & Carriage Ltd	2,291,216

242,500	Sasseur Real Estate Investment Trust	168,658

1,178,100	Sembcorp Industries Ltd	1,957,502

954,100	Silverlake Axis Ltd	176,770

801,900	Singapore Airlines Ltd * (b)	3,006,544

279,000	StarHub Ltd	257,263

12,300	Venture Corp Ltd	178,915

646,900	Wilmar International Ltd	2,340,701

8,484,377	Yangzijiang Shipbuilding Holdings Ltd	9,545,408

866,500	Yanlord Land Group Ltd	837,724

	Total Singapore	31,881,023

	South Africa — 1.3%

2,170,345	Absa Group Ltd *	22,497,006

39,768	AECI Ltd	293,417

99,253	Astral Foods Ltd	1,063,636

254,225	Barloworld Ltd *	2,199,905

562,304	Bidvest Group Ltd (The)	7,934,760

748,357	Blue Label Telecoms Ltd *	250,087

21,561	Distell Group Holdings Ltd *	265,664

65,322	Foschini Group Ltd (The) *	632,002

314,329	Imperial Logistics Ltd	1,134,908

235,610	Investec Ltd	991,394

177,035	Kumba Iron Ore Ltd	7,888,123

350,319	Lewis Group Ltd	873,068

313,674	Motus Holdings Ltd	2,149,338

72,010	Mr Price Group Ltd	1,209,433

212,029	MTN Group *	1,559,441

84,057	Naspers Ltd – N Shares	18,528,425

572,896	Pepkor Holdings Ltd *	834,568

205,336	Reunert Ltd	792,004

2,330,302	RMB Holdings Ltd	231,471

231,947	Sanlam Ltd	992,398

38,692	Santam Ltd *	745,251

88,670	Sappi Ltd *	275,984

1,091,934	Telkom SA SOC Ltd	3,854,914

306,013	Truworths International Ltd	1,224,363

267,529	Tsogo Sun Gaming Ltd *	163,007

221,336	Wilson Bayly Holmes-Ovcon Ltd *	1,876,311

	Total South Africa	80,460,878

	South Korea — 2.7%

77,966	BNK Financial Group Inc	555,416

5,118	Daihan Pharmaceutical Co Ltd	158,607

1,168	Daou Data Corp	15,154

3,758	DB HiTek Co Ltd	175,064

13,514	DB Insurance Co Ltd	612,857

307,831	DGB Financial Group Inc	2,605,679

289,917	Dongwon Development Co Ltd	1,609,512

Shares	Description	Value ($)
	South Korea — continued

6,147	E-MART Inc	859,905

16,640	GS Home Shopping Inc	2,231,244

19,003	GS Retail Co Ltd	634,147

509,122	Hana Financial Group Inc	20,783,481

81,085	Hankook Tire & Technology Co Ltd	3,509,783

21,477	Hanwha Corp	611,252

286,141	Hanwha Life Insurance Co Ltd	1,003,804

19,489	Hanyang Eng Co Ltd	324,934

3,315	HDC Hyundai Development Co-Engineering & Construction	86,917

14,840	Huons Co Ltd	835,265

30,038	Hyundai Home Shopping Network Corp	2,548,247

29,278	Hyundai Marine & Fire Insurance Co Ltd	644,442

10,805	Hyundai Mobis Co Ltd	2,693,126

5,895	Hyundai Motor Co GDR (Registered) *	293,910

76,225	JB Financial Group Co Ltd	527,445

108,367	KB Financial Group Inc	5,552,265

10,695	KC Co Ltd	258,779

309,264	Kia Corp	23,395,451

22,296	Korea Gas Corp *	662,855

234,469	KT&G Corp	17,595,913

8,382	Kumho Petrochemical Co Ltd	1,751,697

81,056	LF Corp	1,462,756

140,035	LG Electronics Inc	19,022,497

19,055	Lotte Corp	655,858

36,546	LOTTE Himart Co Ltd	1,277,470

28,523	Mirae Asset Life Insurance Co Ltd	104,260

161	NCSoft Corp	123,029

863	NHN KCP Corp *	38,478

555	Ottogi Corp	269,540

48,427	Samjin Pharmaceutical Co Ltd	1,102,141

15,718	Samsung Card Co Ltd	468,905

273,623	Samsung Electronics Co Ltd	19,640,726

287,826	Shinhan Financial Group Co Ltd	10,920,672

3,773	Silicon Works Co Ltd	360,893

151,441	SK Telecom Co Ltd Sponsored ADR	4,852,170

33,965	SL Corp	948,624

180	Taekwang Industrial Co Ltd	202,100

26,575	Woori Financial Capital Co Ltd	277,509

161,784	Yuhan Corp	9,269,081

	Total South Korea	163,533,860

	Spain — 1.2%

45,399	Acerinox SA (b)	646,862

173,563	ACS Actividades de Construccion y Servicios SA	5,349,778

70,849	Amadeus IT Group SA * (a)	5,346,006

96,182	Atresmedia Corp de Medios de Comunicacion SA *	471,050

2,147,854	Banco Bilbao Vizcaya Argentaria SA *	13,415,089

3,443,882	Banco de Sabadell SA *	2,649,474

5,071,103	Banco Santander SA *	21,357,965

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)
	Spain — continued

405,798	Bankinter SA	2,317,126

246,187	CaixaBank SA	853,506

70,701	Cia de Distribucion Integral Logista Holdings SA	1,545,916

23,164	Ebro Foods SA	491,365

27,069	eDreams ODIGEO SA * (a)	174,151

21,814	Enagas SA	512,390

1,386	Faes Farma SA	5,737

66,524	Gestamp Automocion SA *	362,095

23,593	Grupo Catalana Occidente SA	995,610

167,027	Iberdrola SA	2,302,299

149,451	Industria de Diseno Textil SA	5,808,467

705,475	Liberbank SA	284,984

189,867	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros *	370,453

453,650	Mapfre SA (b)	1,039,580

248,796	Mediaset Espana Comunicacion SA *	1,745,031

152,075	Red Electrica Corp SA	3,044,937

20,635	Repsol SA	276,058

1,357,143	Unicaja Banco SA	1,524,747

	Total Spain	72,890,676

	Sweden — 0.1%

21,141	Betsson AB *	9,343

13,691	Betsson AB – Class B * (a)	121,843

6,757	Bufab AB	197,134

18,848	Humana AB *	168,597

67,972	Inwido AB	1,222,082

12,999	New Wave Group AB – B Shares *	157,326

471,007	Nordea Bank Abp	5,116,778

	Total Sweden	6,993,103

	Switzerland — 0.4%

147,301	Adecco Group AG (Registered)	10,194,809

747	ALSO Holding AG (Registered) *	221,189

7,522	BKW AG	836,940

1,909	Bobst Group SA (Registered) *	135,464

206,137	Credit Suisse Group AG (Registered)	2,252,395

2,568	Huber + Suhner AG (Registered)	205,582

916	Kardex Holding AG (Registered)	205,620

5,037	Mobilezone Holding AG (Registered)	63,801

37,844	Novartis AG (Registered)	3,343,165

22,512	Roche Holding AG – Genusschein	7,880,358

13,477	UBS Group AG (Registered)	219,624

1,126	Vetropack Holding AG (Registered)	71,191

7,245	Zehnder Group AG – Class RG	681,612

	Total Switzerland	26,311,750

	Taiwan — 5.0%

302,000	Ability Enterprise Co Ltd	165,054

14,000	Accton Technology Corp	148,055

14,788	Acter Group Corp Ltd	100,231

Shares	Description	Value ($)
	Taiwan — continued

11,000	Airtac International Group	398,233

53,000	Alchip Technologies Ltd	1,010,611

35,000	Arcadyan Technology Corp	119,462

1,820,672	Asustek Computer Inc	25,665,202

63,000	Aten International Co Ltd	189,039

2,724,000	Catcher Technology Co Ltd	17,934,445

1,888,000	Cathay Financial Holding Co Ltd	3,773,149

844,525	Chailease Holding Co Ltd	6,378,522

479,660	Chicony Electronics Co Ltd	1,336,889

48,000	Chicony Power Technology Co Ltd	117,528

47,000	China Development Financial Holding Corp	20,813

273,000	China Life Insurance Co Ltd	242,477

226,400	China Motor Corp *	553,476

356,000	Chong Hong Construction Co Ltd	1,014,134

1,674,000	Coretronic Corp	3,478,023

8,329,000	CTBC Financial Holding Co Ltd	6,899,368

94,000	Delta Electronics Inc	986,281

61,000	Depo Auto Parts Ind Co Ltd	123,860

184,000	Elan Microelectronics Corp	1,389,327

411,000	Elite Material Co Ltd	2,345,939

374,000	Farglory Land Development Co Ltd	741,104

17,000	Feng Hsin Steel Co Ltd	45,276

1,865,000	FLEXium Interconnect Inc *	7,756,510

6,000	Flytech Technology Co Ltd	13,499

244,000	Formosa Advanced Technologies Co Ltd	343,886

295,000	Foxconn Technology Co Ltd	685,320

4,838,000	Fubon Financial Holding Co Ltd	12,550,958

6,000	Getac Technology Corp	11,240

1,174,000	Gigabyte Technology Co Ltd	4,559,155

4,239,000	Grand Pacific Petrochemical *	3,995,911

405,000	Highwealth Construction Corp	622,411

107,000	Holiday Entertainment Co Ltd	239,539

11,762,406	Hon Hai Precision Industry Co Ltd	46,998,527

404,000	Huaku Development Co Ltd	1,359,060

350,980	IEI Integration Corp	637,563

225,000	International Games System Co Ltd	7,550,840

155,000	Kung Long Batteries Industrial Co Ltd	804,728

700,000	Lite-On Technology Corp	1,657,951

2,000	MediaTek Inc	69,094

1,683,992	Mercuries Life Insurance Co Ltd *	568,762

75,000	Merry Electronics Co Ltd	289,361

537,000	Micro-Star International Co Ltd	3,211,355

19,000	Nan Liu Enterprise Co Ltd	113,060

705,000	Novatek Microelectronics Corp	12,803,257

31,000	Phison Electronics Corp	520,823

7,106,566	Pou Chen Corp	9,795,158

6,000	Primax Electronics Ltd	11,501

1,286,000	Qisda Corp	1,393,668

876,000	Quanta Computer Inc	2,776,722

6,438,020	Radiant Opto-Electronics Corp	27,343,615

1,321,000	Ruentex Development Co Ltd	2,491,715

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued

188,000	Shinkong Insurance Co Ltd	269,717

129,000	Simplo Technology Co Ltd	1,695,568

6,000	Soft-World International Corp	22,924

10,000	Standard Foods Corp	18,957

481,000	Syncmold Enterprise Corp	1,446,614

35,400	Tah Hsin Industrial Corp	90,404

262,000	Taiwan Cement Corp	477,979

246,000	Taiwan PCB Techvest Co Ltd	423,905

1,913,000	Taiwan Semiconductor Manufacturing Co Ltd	40,617,147

163,550	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	19,194,228

13,000	TCI Co Ltd	114,225

582,733	TOPBI International Holdings Ltd	305,817

27,064	Topco Scientific Co Ltd	127,674

483,000	Transcend Information Inc	1,238,529

305,000	Tripod Technology Corp	1,389,421

177,681	United Integrated Services Co Ltd	1,489,535

1,577,000	United Microelectronics Corp	2,963,768

252,000	Universal Inc	834,985

408,000	Youngtek Electronics Corp	1,141,487

10,000	Yulon Nissan Motor Co Ltd	95,571

	Total Taiwan	300,310,142

	Thailand — 0.1%

3,561,900	AP Thailand Pcl NVDR	979,997

180,800	Dynasty Ceramic Pcl NVDR	18,146

158,100	Kasikornbank Pcl (Foreign Registered)	607,015

323,900	Kasikornbank Pcl NVDR	1,237,994

58,300	Land & Houses Pcl NVDR	14,921

363,200	Pruksa Holding Pcl (Foreign Registered)	159,177

1,409,500	Pruksa Holding Pcl NVDR	617,731

724,600	PTG Energy Pcl NVDR	442,520

173,800	Quality Houses Pcl NVDR	12,789

849,700	SC Asset Corp Pcl (Foreign Registered)	82,589

19,200	Siam Cement Pcl NVDR (The)	271,537

383,000	Siam Commercial Bank Pcl NVDR (The)	1,249,093

207,800	Somboon Advance Technology Pcl NVDR	138,040

110,200	SPCG Pcl NVDR	69,102

850,225	Supalai Pcl (Foreign Registered)	573,561

1,808,600	Thai Beverage Pcl	949,696

5,001,800	TMBThanachart Bank Pcl NVDR	179,135

526,300	Total Access Communication Pcl NVDR	521,705

	Total Thailand	8,124,748

	Turkey — 0.6%

121,631	Akbank TAS	74,554

966,523	Aksa Akrilik Kimya Sanayii AS	1,842,062

1,654,517	Arcelik AS	6,171,820

75	Aselsan Elektronik Sanayi Ve Ticaret AS	132

16,633	BIM Birlesik Magazalar AS	124,818

Shares	Description	Value ($)
	Turkey — continued

7,996,159	Dogan Sirketler Grubu Holding AS	2,742,695

220,674	Dogus Otomotiv Servis ve Ticaret AS	678,137

716,033	Enerjisa Enerji AS	899,445

3,905,876	Eregli Demir ve Celik Fabrikalari TAS	8,776,419

638,081	Haci Omer Sabanci Holding AS	642,748

187,017	Koza Altin Isletmeleri AS *	2,616,066

7	Otokar Otomotiv Ve Savunma Sanayi AS	244

609,402	Selcuk Ecza Deposu Ticaret ve Sanayi AS	630,524

410,548	Turk Hava Yollari AO *	621,158

305,785	Turkcell Iletisim Hizmetleri AS	563,666

143,299	Turkiye Garanti Bankasi AS	133,577

11,029,404	Turkiye Is Bankasi AS – Class C	6,562,866

4,412,540	Yapi ve Kredi Bankasi AS	1,114,106

	Total Turkey	34,195,037

	United Arab Emirates — 0.1%

84,103	Aldar Properties PJSC	84,921

441,124	Dubai Islamic Bank PJSC	580,110

551,323	Emaar Malls PJSC *	296,946

2,687,952	Emaar Properties PJSC	2,960,045

10,296	Emirates NBD Bank PJSC	37,851

276,874	First Abu Dhabi Bank PJSC	1,250,011

	Total United Arab Emirates	5,209,884

	United Kingdom — 4.1%

128,943	3i Group Plc	2,268,955

105,452	888 Holdings Plc (a)	598,850

99,365	Aggreko Plc	1,212,281

144,897	Airtel Africa Plc	161,462

39,706	Anglo American Plc	1,762,678

12,512	Antofagasta Plc	273,927

714,046	Aviva Plc	4,161,056

24,649	Bank of Georgia Group Plc *	458,537

37,300	Barclays Plc Sponsored ADR	394,634

935,463	Barratt Developments Plc	10,012,111

73,768	Bellway Plc	3,741,882

231,398	Berkeley Group Holdings Plc (The)	15,336,398

78,100	BP Plc Sponsored ADR	2,048,563

64,825	British American Tobacco Plc	2,496,751

175,700	British American Tobacco Plc Sponsored ADR	6,794,319

5,191,517	BT Group Plc *	12,850,586

76,903	Central Asia Metals Plc	296,232

203,089	Coca-Cola HBC AG *	7,390,263

339,600	Compass Group Plc * (a)	7,741,347

42,887	Computacenter Plc (a)	1,632,023

15,081	Daily Mail & General Trust Plc – Class A (a)	190,812

108,191	Diversified Energy Co Plc	160,551

556	Dunelm Group Plc	11,563

37,591	Electrocomponents Plc	527,190

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued

12,098	EMIS Group Plc	203,508

161,310	Evraz Plc	1,456,645

61,996	Ferguson Plc	8,419,681

707,977	Ferrexpo Plc	4,496,981

124,852	Frasers Group Plc *	1,023,732

25,100	GlaxoSmithKline Plc Sponsored ADR	973,127

38,333	Go-Ahead Group Plc (The) *	672,867

10,465	Grafton Group Plc	174,234

167,324	Halfords Group Plc *	903,593

168,494	IG Group Holdings Plc	2,046,494

41,439	IMI Plc	975,778

323,262	Indivior Plc *	716,489

83,066	International Personal Finance Plc *	155,646

197,345	Investec Plc	868,106

1,504,615	ITV Plc * (a)	2,734,347

501,139	J Sainsbury Plc	1,886,459

176,938	JD Sports Fashion Plc *	2,368,419

54,401	John Laing Group Plc	310,038

335,753	Just Group Plc *	524,608

11,440	Keller Group Plc	135,356

3,030,172	Kingfisher Plc *	15,378,271

1,852,886	Legal & General Group Plc	7,469,925

4,318,172	M&G Plc	14,933,033

1,303,799	Micro Focus International Plc (a)	9,594,512

44,668	Morgan Sindall Group Plc	1,415,005

29,880	National Express Group Plc *	127,862

184,720	National Grid Plc	2,465,635

34,465	Natwest Group Plc	100,995

20,514	Next Plc *	2,369,009

21,125	Numis Corp Plc	111,809

164,670	OSB Group Plc	1,093,158

161,678	Paragon Banking Group Plc	1,115,441

357,535	Persimmon Plc	15,986,202

129,456	Pets at Home Group Plc	822,702

195,599	Phoenix Group Holdings Plc	2,041,784

126,614	Playtech Plc * (a)	825,943

193,344	Plus500 Ltd	4,139,332

543,697	Premier Foods Plc *	817,435

139,349	QinetiQ Group Plc	702,222

61,648	Royal Dutch Shell Plc – A Shares	1,191,132

416,841	Royal Dutch Shell Plc – B Shares	7,578,685

594,470	Royal Dutch Shell Plc – Class B Sponsored ADR	21,591,150

622,162	Royal Mail Plc *	5,101,966

28,866	Smiths Group Plc	633,056

101,487	Spirent Communications Plc	358,694

103,796	Stock Spirits Group Plc	394,083

594,960	Tate & Lyle Plc	6,462,918

1,630,635	Taylor Wimpey Plc	3,953,385

42,325	Vesuvius Plc	337,559

544,859	WPP Plc (a)	7,526,461

	Total United Kingdom	250,208,443

Shares	Description	Value ($)

	United States — 22.9%

666,004	Aerojet Rocketdyne Holdings, Inc.	32,267,894

54,000	Aflac, Inc.	3,060,720

20,500	Akamai Technologies, Inc. * (a)	2,341,305

172,186	Alexion Pharmaceuticals, Inc. *	30,399,438

86,800	Alliance Data Systems Corp.(a)	10,507,140

143,300	Ally Financial, Inc.	7,839,943

46,323	American Express Co.	7,417,702

19,400	Anthem, Inc.	7,725,468

116,830	Apollo Investment Corp.	1,663,659

37,940	Ares Capital Corp.	738,692

85,900	Arrow Electronics, Inc. *	10,336,347

268,900	AT&T, Inc.	7,913,727

354,887	Athene Holding Ltd. – Class A *	22,226,573

75,060	Barings BDC, Inc.	785,878

88,600	Bed Bath & Beyond, Inc. *	2,479,914

29,100	Best Buy Co., Inc.	3,382,584

4,100	Bio-Rad Laboratories, Inc. – Class A *	2,469,717

27,900	Biogen, Inc. *	7,462,692

2,400	Booking Holdings, Inc. * (a)	5,667,720

22,300	Booz Allen Hamilton Holding Corp.	1,893,939

272,000	BorgWarner, Inc.	13,950,880

78	Bristol-Myers Squibb Co.	5,126

99,576	Bruin Blocker LLC (d)	57,226

69,300	Capital One Financial Corp.	11,142,054

12,100	Capri Holdings Ltd. *	686,191

188,900	Carrier Global Corp.	8,676,177

124,400	CBRE Group, Inc. – Class A * (a)	10,919,832

115,800	Centene Corp. *	8,522,880

17,100	CenterPoint Energy, Inc.	432,630

1,351,467	Change Healthcare, Inc. *	31,678,386

80,175	Charles Schwab Corp. (The)	5,920,924

210,870	Chatham Lodging Trust (REIT) *	2,777,158

45,100	Chevron Corp.	4,680,929

41,600	Cigna Corp.	10,768,160

33,200	Cisco Systems, Inc.	1,756,280

157,210	Citigroup, Inc.	12,373,999

167,740	Citizens Financial Group, Inc.	8,370,226

86,624	Coca-Cola Co. (The)	4,789,441

93,800	Cognizant Technology Solutions Corp. – Class A (a)	6,712,328

74,521	Coherent, Inc. *	19,569,960

172,400	Comcast Corp. – Class A (a)	9,885,416

47,500	Consolidated Edison, Inc.	3,668,900

211,000	Corteva, Inc.	9,600,500

27,700	Coty Inc. – Class A *	246,807

123,800	CVS Health Corp.	10,701,272

30,120	Denbury, Inc. *	2,018,642

30,300	Discover Financial Services	3,552,978

502,413	Discovery, Inc. – Class C * (a)	15,097,511

228,000	DISH Network Corp. – Class A * (a)	9,922,560

106,900	DR Horton, Inc.	10,186,501

41,700	Dropbox, Inc. – Class A * (a)	1,140,495

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued

100,200	eBay, Inc.	6,100,176

96,218	EOG Resources, Inc.	7,730,154

1,288,200	ESC NII Holdings, Inc. (d)	2,576,400

178,500	Exelon Corp.	8,053,920

32,300	Facebook, Inc. – Class A * (a)	10,617,979

33,200	Fidelity National Financial, Inc.	1,560,068

27,200	FleetCor Technologies, Inc. * (a)	7,464,768

825,900	Ford Motor Co. *	12,000,327

9,200	Fortune Brands Home & Security, Inc.	949,072

116,200	Fox Corp. – Class A (a)	4,340,070

206,100	Fox Corp. – Class B (a)	7,477,308

28,700	Franklin Resources, Inc.	981,827

107,720	Frontier Communications Parent, Inc. *	2,690,846

171,300	General Motors Co. *	10,159,803

118,400	Gilead Sciences, Inc.	7,827,424

22,350	Global Payments, Inc. (a)	4,329,418

30,100	Goldman Sachs Group, Inc. (The)	11,197,802

143,455	Grubhub, Inc. *	8,623,080

15,328	Gulfport Energy Corp. *	958,000

44,000	Hasbro, Inc.	4,222,680

41,372	Hilton Worldwide Holdings, Inc. * (a)	5,182,670

285,600	HP, Inc.	8,348,088

13,100	IAC/InterActiveCorp * (a)	2,089,057

369,588	IHS Markit Ltd.	38,921,312

163,200	Intel Corp.	9,321,984

74,500	International Business Machines Corp. (a)	10,708,630

363,700	Invesco Ltd.	10,376,361

46,600	Jazz Pharmaceuticals Plc *	8,300,858

151,392	Kansas City Southern	45,066,371

599,500	Kinder Morgan, Inc.	10,994,830

160,700	Kohl’s Corp.	8,917,243

189,800	Kraft Heinz Co. (The)	8,273,382

219,200	Kroger Co. (The)	8,106,016

30,000	Laboratory Corp. of America Holdings *	8,234,400

72,804	Las Vegas Sands Corp. * (a)	4,204,431

4,700	Lear Corp.	908,792

62,500	Leidos Holdings, Inc.	6,421,875

98,900	Lennar Corp. – Class A	9,792,089

95,186	Liberty Broadband Corp. – Class C * (a)	15,828,480

153,000	Lincoln National Corp.	10,677,870

112,700	LKQ Corp. *	5,743,192

787,000	Lumen Technologies, Inc.	10,892,080

124,800	Lyft, Inc. – Class A *	7,124,832

95,000	LyondellBasell Industries NV – Class A	10,698,900

63,800	Macquarie Infrastructure Corp.	2,225,344

4,351	Markel Corp. *	5,332,107

20,800	Masco Corp.	1,254,448

23,210	Masonite International Corp. *	2,774,756

235,217	Maxim Integrated Products, Inc.	23,994,486

92,100	Medical Properties Trust, Inc. (REIT)	1,949,757

60,600	Merck & Co., Inc.	4,598,934

160,500	MetLife, Inc.	10,490,280

Shares	Description	Value ($)

	United States — continued

151,570	MGM Growth Properties LLC – Class A (REIT)	5,436,816

109,100	Micron Technology, Inc. *	9,179,674

22,700	Mohawk Industries, Inc. *	4,782,436

176,200	Molson Coors Brewing Co. – Class B *	10,275,984

12,521	Murray Energy Corp. (d)	203,466

487,762	Nuance Communications, Inc. * (a)	25,802,610

170	NVR, Inc. *	830,829

10,200	Omnicom Group, Inc. (a)	838,848

125,600	Oracle Corp. (a)	9,889,744

24,000	PACCAR, Inc.	2,197,440

222,821	PG&E Corp. *	2,259,405

573,238	PNM Resources, Inc.	28,157,451

487,434	PPD, Inc.*	22,480,456

247,400	PPL Corp.	7,201,814

189,017	PRA Health Sciences, Inc. *	32,306,786

31,800	Principal Financial Group, Inc.	2,079,402

12,200	Progressive Corp. (The)	1,208,776

101,300	Prudential Financial, Inc.	10,836,061

143,300	PulteGroup, Inc.	8,281,307

51,500	Quest Diagnostics, Inc.	6,781,005

576,700	Qurate Retail, Inc. – Series A	7,860,421

62,423	Raytheon Technologies Corp.	5,537,544

15,300	Regeneron Pharmaceuticals, Inc. *	7,687,179

7,700	Resolute Forest Products Inc *	129,837

125,695	Sensata Technologies Holding Plc *	7,470,054

18,296	SkillSoft Corp. (d)	3,018,840

861,434	Slack Technologies, Inc. – Class A * (a)	37,937,553

8,200	Snap-on, Inc.	2,087,884

165,800	Southeastern Grocers, Inc. * (d)	2,238,300

104,900	SS&C Technologies Holdings, Inc. (a)	7,748,963

236,900	Synchrony Financial	11,231,429

1,507,100	Syncora Holdings Ltd. *	407,068

4,600	Synopsys, Inc. * (a)	1,169,964

1	Teledyne Technologies, Inc. *	13

79,944	Tempur Sealy International, Inc.	3,077,844

101,500	Textron, Inc.	6,949,704

1,888,723	The Oneida Group (e)	1,662,076

446,524	TRU TAJ (e)	4,279,040

5,869	TRU TAJ Liquidation Unit Trust (d)	58,690

106,100	Tyson Foods, Inc. – Class A	8,434,950

18,800	United Rentals, Inc. *	6,278,448

117,720	Uniti Group, Inc. (REIT)	1,278,439

67,800	Universal Health Services, Inc. – Class B	10,822,914

150,108	US Bancorp	9,123,564

537,731	VEREIT, Inc. (REIT)	25,579,864

134,200	Verizon Communications, Inc.	7,580,958

130,687	Verso Corp. – Class A	2,222,986

68,501	VF Corp.	5,460,900

187,600	ViacomCBS, Inc. – Class B (a)	7,957,992

22,307	Viad Corp. *	984,631

506,800	Viatris, Inc.	7,723,632

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued

105,900	VICI Properties, Inc. (REIT)	3,296,667

21,268	Vimeo, Inc. *	893,250

48,300	VMware, Inc. – Class A * (a)	7,626,087

169,900	Walgreens Boots Alliance, Inc.	8,946,934

69,976	Webster Financial Corp.	3,966,240

158,873	Wells Fargo & Co.	7,422,547

309,700	Western Union Co. (The) (a)	7,578,359

134,600	Western Digital Corp. *	10,125,958

107,060	Westmoreland Mining Holdings LLC (e)	107,060

28,100	Whirlpool Corp.	6,662,229

192,887	Willis Towers Watson Plc	50,412,946

15,800	WP Carey, Inc. (REIT)	1,192,110

268,800	Xilinx, Inc.	34,137,600

	Total United States	1,383,408,376

	Vietnam — 0.1%

1,165,725	Hoa Phat Group JSC	3,392,754

43,700	Petrovietnam Fertilizer & Chemicals JSC	36,005

40,100	PetroVietnam Gas JSC	142,618

46,300	PetroVietnam Nhon Trach 2 Power JSC	38,655

102,000	PetroVietnam Technical Services Corp	104,121

62,500	Pha Lai Thermal Power JSC	62,854

96,200	Vietnam Dairy Products JSC	380,081

96,500	Vinh Hoan Corp	168,147

	Total Vietnam	4,325,235

	TOTAL COMMON STOCKS (COST $4,475,216,822)	5,036,051,722

	PREFERRED STOCKS (f) — 1.4%

	Brazil — 0.4%

1,031,600	Banco Bradesco SA	5,253,308

545,251	Bradespar SA	7,315,070

7,600	Cia de Transmissao de Energia Eletrica Paulista	38,425

273,900	Gerdau SA Sponsored ADR	1,711,875

818,200	Itau Unibanco Holding SA Sponsored ADR	4,663,740

318,600	Petroleo Brasileiro SA	1,649,944

	Total Brazil	20,632,362

	Chile — 0.0%

283,083	Embotelladora Andina SA	674,007

	Colombia — 0.0%

5,809	Banco Davivienda SA	45,275

1,417,796	Grupo Aval Acciones y Valores SA	407,597

	Total Colombia	452,872

	Germany — 0.2%

91,573	Bayerische Motoren Werke AG	8,353,135

1,417	Draegerwerk AG & Co KGaA	131,609

Shares	Description	Value ($)

	Germany — continued

2,968	Jungheinrich AG	153,584

4,598	Villeroy & Boch AG	94,797

10,545	Volkswagen AG	2,903,025

	Total Germany	11,636,150

	Russia — 0.3%

97,528	Bashneft PJSC	1,540,349

79,750	Nizhnekamskneftekhim PJSC	83,300

28,246,500	Surgutneftegas PJSC	17,865,851

132	Transneft PJSC	255,197

	Total Russia	19,744,697

	South Korea — 0.5%

25,988	Hyundai Motor Co Ltd Prf	2,557,018

27,222	Hyundai Motor Co Ltd-2nd Prf	2,666,048

37,422	LG Electronics Inc	2,401,364

277,666	Samsung Electronics Co Ltd	17,963,755

1,990	Samsung Electronics Co Ltd GDR (Registered)	3,239,957

	Total South Korea	28,828,142

	Taiwan — 0.0%

97,864	Chailease Holding Co Ltd *	349,288

216,277	CTBC Financial Holding Co Ltd	492,670

	Total Taiwan	841,958

	United States — 0.0%

38	Gulfport Energy Corp. (d)	168,910

11,013	Murray Energy Corp. (d)	991,170

	Total United States	1,160,080

	TOTAL PREFERRED STOCKS (COST $65,494,260)	83,970,268

	RIGHTS/WARRANTS — 0.0%

	Singapore — 0.0%

1,675,971	Singapore Airlines Ltd, Expires 06/16/21 * (d)	—

	United States — 0.0%

408,963	Bristol-Myers Squibb Co. * (d)	552,100

222,285	Contra Clementia Pharma CVR (d) *	300,085

2,616,810	Media General, Inc. CVR (d) *	130,840

	Total United States	983,025

	TOTAL RIGHTS/WARRANTS (COST $1,183,901)	983,025

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

	Shares / Par Value†	Description	Value ($)

		INVESTMENT FUNDS — 0.7%

		United States — 0.7%

	2,319,051	Altaba, Inc. (d)	33,626,240

	94,022	iShares Core MSCI Emerging Markets ETF	6,266,566

		Total United States	39,892,806

		TOTAL INVESTMENT FUNDS (COST $36,717,989)	39,892,806

		DEBT OBLIGATIONS — 11.3%

		Brazil — 0.1%

		Corporate Debt — 0.1%

	7,170,000	Oi SA, PIK, 10.00%, due 07/27/25	7,290,097

		Canada — 0.0%

		Corporate Debt — 0.0%

	259,350	Air Canada Pass-Through Trust – Class A, 144A, 3.60%, due 09/15/28	262,441

	1,620,000	Bombardier Inc, 144A, 7.88%, due 04/15/27	1,644,300

		Total Canada	1,906,741

		Israel — 0.1%

		Corporate Debt — 0.1%

	5,496,000	Teva Pharmaceutical Finance Co. LLC, 6.15%, due 02/01/36	5,888,621

		Jamaica — 0.2%

		Bank Loans — 0.1%

	6,727,043	Digicel International Finance Ltd, 2017 Term Loan B, Variable Rate, 3 mo. LIBOR plus 3.25%, 3.43%, due 05/28/24 (d)	6,449,553

		Corporate Debt — 0.1%

	2,431,041	Digicel Group Holdings Ltd, PIK, 10.00%, due 04/01/24	2,376,342

		Total Jamaica	8,825,895

		Luxembourg — 0.0%

		Bank Loans — 0.0%

	1,948,609	SkillSoft Corp., 2020 Take Back 2nd Out Term Loan, 3 mo. LIBOR plus 7.50%, 8.50%, due 04/27/25 (d)	1,948,609

	519,706	SkillSoft Corp., 2020 DIP Term Loan, 3 mo. LIBOR plus 7.50%, 8.50%, due 12/27/24 (d)	532,376

		Total Luxembourg	2,480,985

		Netherlands — 0.0%

		Corporate Debt — 0.0%

EUR	525,479	Evander Gold Mines Ltd, 10.00%, due 04/19/26 (e)	119,060

Par Value†	Description	Value ($)

	Puerto Rico — 0.1%

	Municipal Obligations — 0.1%

6,320,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien) – Class B, 5.35%, due 07/01/27	6,324,677

	United States — 10.8%

	Asset-Backed Securities — 0.2%

5,883,743	Alaska Airlines Pass-Through Trust, Series 20-1, Class B, 144A, 8.00%, due 02/15/27	6,605,093

185,019	Atlas Senior Loan Fund XI Ltd., Series 18-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 0.93%, due 07/26/31	185,005

430,669	Bayview Commercial Asset Trust, Series 07-5A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 1.09%, due 10/25/37	430,373

128,353	Canyon Capital CLO Ltd., Series 16-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 0.88%, due 07/15/31	128,353

7,063,382	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35 (g)	7

4,013,589	JetBlue Pass-Through Trust, Series 20-1, Class B, 7.75%, due 05/15/30	4,634,242

437,922	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class 1A3, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 0.36%, due 06/25/37	435,833

476,800	Telos CLO Ltd., Series 14-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 0.94%, due 04/17/28	476,763

309,410	Telos CLO Ltd., Series 13-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 0.94%, due 01/17/30	308,482

	Total Asset-Backed Securities	13,204,151

	Bank Loans — 0.5%

3,153,132	American Consolidated Natural Resources, Inc., 2020 Exit Term Loan, PIK, 1 mo. LIBOR plus 13.00%, 3.00%, due 09/16/25 (d)	3,121,601

1,925,933	Envision Healthcare Corp., 2018 1st Lien Term Loan, 3.75%, due 10/10/25 (d)	1,641,858

4,794,223	Quorum Health Corporation, 2020 Term Loan, Variable Rate, 3 mo. LIBOR plus 8.25%, 9.25%, due 04/29/25 (d)	4,866,136

12,265,693	SeaWorld Parks & Entertainment, Inc., Term Loan B5, Variable Rate, 3 mo. LIBOR plus 3.00%, 3.75%, due 03/31/24 (d)	12,166,095

3,302,182	Serta Simmons Bedding, LLC, 2020 Super Priority Second Out Term Loan, 8.50%, due 08/10/23 (d)	3,150,480

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Bank Loans — continued

10,949,131	Westmoreland Coal Co., PIK Term Loan, Variable Rate, 3 mo. LIBOR plus 12.50%, due 03/15/29 (e)	1,313,896

	Total Bank Loans	26,260,066

	Corporate Debt — 2.4%

1,451,035	American Airlines Pass-Through Trust – Class B, 4.38%, due 04/01/24	1,447,935

1,917,405	American Airlines Pass-Through Trust – Class B, 3.70%, due 11/01/24	1,872,798

4,448,285	American Airlines Pass-Through Trust – Class B, 4.40%, due 03/22/25	4,292,984

2,491,664	American Airlines Pass-Through Trust – Class B, 5.25%, due 07/15/25	2,431,220

2,230,400	American Airlines Pass-Through Trust – Class B, 144A, 4.38%, due 12/15/25	2,158,765

3,329,190	American Airlines Pass-Through Trust – Class B, 4.95%, due 08/15/26	3,201,066

4,124,354	American Airlines Pass-Through Trust – Class B, 3.70%, due 04/15/27	3,897,687

3,092,903	American Airlines Pass-Through Trust – Class B, 3.75%, due 04/15/27	2,956,661

2,909,495	American Airlines Pass-Through Trust – Class B, 3.85%, due 08/15/29	2,772,091

2,065,000	Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, due 09/15/24	2,120,342

1,140,000	Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A, 5.75%, due 01/15/28	1,172,422

944,000	Boeing Co. (The), 5.81%, due 05/01/50	1,214,120

5,927,000	Boeing Co. (The), 5.93%, due 05/01/60	7,705,344

6,270,000	Carnival Corp, 144A, 7.63%, due 03/01/26	6,865,650

4,280,000	Carnival Corp, 144A, 5.75%, due 03/01/27	4,547,500

3,579,000	Carnival Corp, 6.65%, due 01/15/28	3,883,215

2,835,000	CEC Entertainment LLC, 144A, 6.75%, due 05/01/26	2,863,293

6,700,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 144A, 6.50%, due 10/01/28	7,118,750

1,340,000	CHS/Community Health Systems, Inc., 144A, 6.88%, due 04/01/28	1,285,985

2,514,000	Cooper-Standard Automotive, Inc., 144A, 5.63%, due 11/15/26	2,162,040

768,000	Cumulus Media New Holdings, Inc., 144A, 6.75%, due 07/01/26	800,817

6,070,000	Dave & Buster’s, Inc., 144A, 7.63%, due 11/01/25	6,464,550

1,610,000	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A, 9.50%, due 07/31/27	1,638,175

2,010,000	EnLink Midstream Partners LP, 5.60%, due 04/01/44	1,797,503

1,818,000	EnLink Midstream Partners LP, 5.05%, due 04/01/45	1,536,210

Par Value†	Description	Value ($)
	United States — continued
	Corporate Debt — continued

3,133,000	Envision Healthcare Corp., 144A, 8.75%, due 10/15/26	2,157,634

1,400,000	Esc Cb Gulfport Energy, 6.38%, due 01/15/26 (d) (g)	49,000

1,340,000	Ford Motor Credit Co. LLC, 5.58%, due 03/18/24	1,463,159

290,000	Ford Motor Credit Co. LLC, 4.27%, due 01/09/27	305,161

2,690,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	2,949,504

330,563	Frontier Communications Holdings LLC, 5.88%, due 11/01/29	332,703

860,000	Goldman Sachs Group, Inc. (The), Variable Rate, 5 year CMT + 3.22%, 4.95%, due 12/31/99	913,750

4,040,000	Guitar Center, Inc., 144A, 8.50%, due 01/15/26	4,282,400

2,241,534	Hawaiian Airlines – Class A Pass-Through Certificates, 144A, 7.38%, due 09/15/27	2,549,222

2,534,100	JPMorgan Chase & Co., Variable Rate, SOFR + 2.75%, 4.00%, due 12/31/99	2,537,268

4,673,000	Marriott Ownership Resorts, Inc., 4.75%, due 01/15/28	4,743,095

8,000,000	NCL Finance Ltd., 144A, 6.13%, due 03/15/28	8,337,565

1,454,000	Owens & Minor, Inc., 4.38%, due 12/15/24	1,510,343

6,996,000	Royal Caribbean Cruises Ltd, 7.50%, due 10/15/27 (h)	8,220,300

6,020,000	Royal Caribbean Cruises Ltd, 3.70%, due 03/15/28 (h)	5,787,146

2,967,000	SeaWorld Parks & Entertainment, Inc., 144A, 8.75%, due 05/01/25	3,211,778

206,073	Spirit Airlines Pass-Through Trust, 4.10%, due 10/01/29	213,462

4,597,925	Spirit Airlines Pass-Through Trust, 3.65%, due 08/15/31	4,571,580

2,180,000	Travel + Leisure Co., 144A, 6.63%, due 07/31/26	2,496,144

1,070,000	Triumph Group, Inc., 5.25%, due 06/01/22	1,071,070

1,620,000	Triumph Group, Inc., 144A, 6.25%, due 09/15/24	1,648,593

1,300,000	Uber Technologies, Inc., 144A, 8.00%, due 11/01/26	1,403,727

7,689,600	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 144A, REIT, 6.50%, due 02/15/29	7,612,704

278,000	XHR LP, 144A, REIT, 4.88%, due 06/01/29	282,531

	Total Corporate Debt	146,856,962

	U.S. Government — 7.7%

95,000,000	U.S. Treasury Note, 0.13%, due 09/30/22 (a)	95,025,977

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Par Value† / Shares	Description	Value ($)
	United States — continued
	U.S. Government — continued

41,000,000	U.S. Treasury Note, 0.13%, due 10/31/22 (a)	41,011,211

135,000,000	U.S. Treasury Note, 0.13%, due 11/30/22 (a)	135,036,914

30,000,000	U.S. Treasury Note, 0.13%, due 12/31/22 (a)	30,004,687

45,000,000	U.S. Treasury Note, 0.13%, due 01/31/23	45,000,000

120,000,000	U.S. Treasury Note, 0.13%, due 02/28/23	119,995,313

	Total U.S. Government	466,074,102

	Total United States	652,395,281

	TOTAL DEBT OBLIGATIONS (COST $683,611,472)	685,231,357

	MUTUAL FUNDS — 0.6%

	United States — 0.6%

	Affiliated Issuers — 0.6%

6,831,353	GMO U.S. Treasury Fund (i)	34,430,016

	TOTAL MUTUAL FUNDS (COST $34,430,016)	34,430,016

Par Value† / Shares		Description	Value ($)

		SHORT-TERM INVESTMENTS — 2.6%

		Foreign Government Obligations — 0.6%

JPY	2,400,000,000	Japan Treasury Discount Bill, Zero Coupon, due 06/21/21	21,852,253

JPY	1,700,000,000	Japan Treasury Discount Bill, Zero Coupon, due 08/23/21	15,481,468

		Total Foreign Government Obligations	37,333,721

		Money Market Funds — 0.3%

	18,070,612	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (j)	18,070,612

	169,880	State Street U.S. Treasury Liquidity Fund – Class D Shares, 0.01% (k)	169,880

		Total Money Market Funds	18,240,492

		U.S. Government — 1.7%

	45,900,000	U.S. Treasury Bill, 0.01%, due 09/09/21 (a) (k) (l)	45,898,406

	46,700,000	U.S. Treasury Bill, 0.04%, due 05/19/22 (k) (l)	46,680,594

	7,300,000	U.S. Treasury Note, 1.75%, due 07/31/21 (k)	7,320,893

		Total U.S. Government	99,899,893

		TOTAL SHORT-TERM INVESTMENTS (COST $155,749,304)	155,474,106

PURCHASED OPTIONS — 0.0%

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Puts — 0.0%

Canadian National Railway Co. (h)	110.00	07/16/21	325	USD	3,658,525	94,250

Canadian National Railway Co. (h)	105.00	07/16/21	670	USD	7,542,190	97,150

Canadian Pacific Railway Ltd.	78.00	06/18/21	460	USD	3,737,960	34,500

Canadian Pacific Railway Ltd.	80.00	09/17/21	756	USD	6,143,256	287,280

	TOTAL PURCHASED OPTIONS (COST $686,016)					513,180

	TOTAL INVESTMENTS — 99.9% (Cost $5,453,089,780)					6,036,546,480

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (26.4)%

	Common Stocks — (26.3)%

	Australia — (0.6)%

(92,050)	Afterpay Ltd *	(6,647,956)

(1,266,486)	APA Group	(9,002,908)

(58,141)	ASX Ltd	(3,427,785)

(21,690)	Cochlear Ltd	(3,768,193)

(12,045)	Ramsay Health Care Ltd	(588,994)

(1,532,049)	Sydney Airport *	(6,994,813)

(453,262)	Transurban Group	(4,862,524)

	Total Australia	(35,293,173)

	Austria — (0.2)%

(99,775)	Verbund AG	(9,232,731)

	Belgium — (0.0)%

(16,081)	Galapagos NV *	(1,227,294)

	Canada — (0.1)%

(71,421)	Canadian National Railway Co (h)	(8,039,862)

	Denmark — (0.1)%

(97,566)	Ambu A/S – Class B	(3,724,029)

	France — (0.8)%

(81,068)	Accor SA *	(3,228,422)

(38,038)	Aeroports de Paris *	(5,168,393)

(3,390)	Eurazeo SE	(299,917)

(597,751)	Getlink SE	(9,427,139)

(8,295)	Hermes International	(11,556,947)

(9,282)	Sartorius Stedim Biotech	(4,023,430)

(85,173)	Ubisoft Entertainment SA *	(6,195,148)

(75,782)	Vivendi SE	(2,759,943)

(35,372)	Wendel SE	(4,947,147)

(9,636)	Worldline SA *	(925,963)

	Total France	(48,532,449)

	Germany — (1.1)%

(61,448)	Delivery Hero SE *	(8,313,002)

(3,901)	Deutsche Boerse AG	(637,868)

(8,636)	MTU Aero Engines AG	(2,243,463)

(91,780)	Puma SE	(10,489,916)

(85,981)	QIAGEN NV *	(4,263,062)

(150,615)	RWE AG	(5,723,362)

(65,996)	Scout24 AG	(5,370,355)

(8,238)	TeamViewer AG *	(323,009)

(3,327,794)	Telefonica Deutschland Holding AG	(9,158,054)

(206,313)	Uniper SE	(7,576,483)

(88,192)	Zalando SE *	(9,419,963)

	Total Germany	(63,518,537)

Shares	Description	Value ($)

	Ireland — (0.3)%

(77,937)	ICON Plc *	(17,439,183)

	Israel — (0.1)%

(17,800)	CyberArk Software Ltd *	(2,252,412)

(25,500)	Wix.com Ltd *	(6,626,430)

	Total Israel	(8,878,842)

	Italy — (0.5)%

(65,530)	Amplifon SPA	(3,078,891)

(189,343)	Atlantia SPA *	(3,609,806)

(45,318)	Ferrari NV	(9,555,688)

(577,431)	FinecoBank Banca Fineco SPA *	(9,615,086)

(143,581)	Infrastrutture Wireless Italiane SPA	(1,608,020)

	Total Italy	(27,467,491)

	Japan — (2.4)%

(395,800)	Acom Co Ltd	(1,804,390)

(252,300)	Asahi Intecc Co Ltd	(6,272,183)

(1,329,500)	ENEOS Holdings Inc	(5,490,649)

(6,200)	Fast Retailing Co Ltd	(5,041,037)

(68,600)	GMO Payment Gateway Inc	(8,205,049)

(273,500)	Hitachi Metals Ltd *	(5,266,901)

(8,200)	Ibiden Co Ltd	(378,566)

(298,700)	Idemitsu Kosan Co Ltd	(7,089,962)

(554,400)	Isetan Mitsukoshi Holdings Ltd	(4,000,764)

(143,300)	Japan Airport Terminal Co Ltd *	(6,537,926)

(141,500)	Japan Exchange Group Inc	(3,298,496)

(1,521)	Japan Real Estate Investment Corp	(9,220,666)

(432,200)	JGC Holding Corp	(4,147,374)

(459,800)	Keikyu Corp	(6,022,020)

(8,500)	Keio Corp	(539,737)

(32,200)	Kintetsu Group Holdings Co Ltd *	(1,140,559)

(309,500)	Kyushu Electric Power Co Inc	(2,526,368)

(40,800)	Lasertec Corp	(7,187,350)

(67,600)	Lion Corp	(1,190,719)

(273,300)	LIXIL Corp	(7,410,902)

(110,300)	M3 Inc	(7,409,540)

(24,600)	McDonald’s Holdings Co Japan Ltd	(1,102,961)

(89,500)	Mercari Inc *	(4,242,998)

(34,300)	Mitsubishi Materials Corp	(732,888)

(342,700)	MonotaRO Co Ltd	(7,984,226)

(9,000)	Nidec Corp	(1,032,010)

(267,900)	Nihon M&A Center Inc	(6,518,151)

(394,500)	Nippon Paint Holdings Co Ltd	(5,743,292)

(52,900)	Nissin Foods Holdings Co Ltd	(3,835,702)

(183,100)	Odakyu Electric Railway Co Ltd	(4,813,176)

(45,900)	ORIENTAL LAND CO LTD	(6,794,866)

(24,300)	Shiseido Co Ltd	(1,755,982)

(8,100)	Unicharm Corp	(321,603)

(50,800)	Yaskawa Electric Corp	(2,406,835)

	Total Japan	(147,465,848)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Netherlands — (0.5)%

(4,292)	Adyen NV *	(9,933,672)

(18,782)	Heineken Holding NV	(1,901,314)

(175,413)	Just Eat Takeaway.com NV *	(15,851,242)

	Total Netherlands	(27,686,228)

	Norway — (0.0)%

(18,375)	Schibsted ASA – A Shares	(895,603)

(24,518)	Schibsted ASA – B Shares	(1,014,629)

	Total Norway	(1,910,232)

	Russia — (0.0)%

(69,362)	Magnit PJSC Sponsored GDR (Registered)	(1,056,856)

	Singapore — (0.2)%

(1,323,200)	Singapore Exchange Ltd	(10,386,455)

	Spain — (0.7)%

(187,841)	Cellnex Telecom SA	(11,395,509)

(344,394)	Endesa SA	(9,929,309)

(361,875)	Ferrovial SA	(10,572,023)

(232,507)	Siemens Gamesa Renewable Energy SA	(7,684,746)

	Total Spain	(39,581,587)

	Sweden — (0.2)%

(57,817)	Evolution AB	(10,789,239)

	Switzerland — (0.3)%

(10)	Chocoladefabriken Lindt & Spruengli AG (Registered)	(1,001,221)

(5,813)	Partners Group Holding AG	(8,773,881)

(7,030)	Straumann Holding AG (Registered)	(11,004,691)

	Total Switzerland	(20,779,793)

	United Kingdom — (2.1)%

(137,467)	Admiral Group Plc	(5,724,081)

(242,258)	Antofagasta Plc	(5,303,786)

(244,753)	AstraZeneca Plc Sponsored ADR	(13,894,628)

(1,251,840)	Auto Trader Group Plc *	(9,961,434)

(2,072,460)	ConvaTec Group Plc	(6,980,407)

(455,344)	Entain Plc *	(10,646,698)

(1,589)	Experian Plc	(60,881)

(98,461)	Halma Plc	(3,634,330)

(433,470)	Hargreaves Lansdown Plc	(10,157,571)

(1,230,959)	Informa Plc *	(9,476,307)

(405,776)	Land Securities Group Plc (REIT)	(4,039,137)

(76,404)	London Stock Exchange Group Plc	(8,198,269)

(177,932)	Melrose Industries Plc	(434,895)

(265,331)	Ocado Group Plc *	(7,098,914)

(4,921,425)	Rolls-Royce Holdings Plc *	(7,457,159)

(564,738)	Royal Dutch Shell Plc – Class A Sponsored ADR	(21,804,534)

Shares	Description	Value ($)

	United Kingdom — continued

(16,955)	Spirax-Sarco Engineering Plc	(3,047,597)

	Total United Kingdom	(127,920,628)

	United States — (16.1)%

(463,371)	Advanced Micro Devices, Inc. *	(37,106,750)

(279,600)	AES Corp. (The)	(7,104,636)

(4,800)	Agilent Technologies, Inc.	(663,024)

(20,500)	Airbnb, Inc. – Class A *	(2,878,200)

(3,200)	Align Technology, Inc. *	(1,888,480)

(41,900)	American Tower Corp. (REIT)	(10,703,774)

(148,187)	Analog Devices, Inc.	(24,391,580)

(208,201)	Aon Plc – Class A	(52,751,887)

(214,178)	Apollo Global Management, Inc.	(12,280,967)

(97,000)	Aramark	(3,622,950)

(57,800)	Arthur J Gallagher & Co.	(8,474,058)

(32,400)	Autodesk, Inc. *	(9,261,864)

(56,800)	Avalara, Inc. *	(7,507,256)

(13,500)	Axalta Coating Systems Ltd. *	(437,940)

(20,500)	Ball Corp.	(1,684,280)

(20,800)	BioMarin Pharmaceutical, Inc. *	(1,607,840)

(33,000)	Boeing Co. (The) *	(8,151,660)

(32,100)	Burlington Stores, Inc. *	(10,380,177)

(4,700)	Camden Property Trust (REIT)	(589,286)

(52,100)	Carnival Corp *	(1,540,076)

(27,000)	Carvana Co. *	(7,157,430)

(51,500)	Catalent, Inc. *	(5,398,745)

(64,400)	Ceridian HCM Holding, Inc. *	(5,761,224)

(23,563)	Charter Communications, Inc. – Class A *	(16,365,210)

(87,100)	Cheniere Energy, Inc. *	(7,394,790)

(6,700)	Chipotle Mexican Grill, Inc. *	(9,192,266)

(69,400)	Cloudflare, Inc. – Class A *	(5,694,964)

(32,000)	CME Group, Inc.	(7,000,320)

(88,500)	Cognex Corp.	(7,026,015)

(3,200)	CoStar Group, Inc. *	(2,732,800)

(30,300)	Coupa Software, Inc. *	(7,217,460)

(4,500)	Crowdstrike Holdings, Inc. – Class A *	(999,675)

(46,800)	Crown Castle International Corp. (REIT)	(8,868,600)

(156,000)	Delta Air Lines, Inc. *	(7,438,080)

(7,500)	DENTSPLY SIRONA, Inc.	(501,900)

(25,700)	Dexcom, Inc. *	(9,493,323)

(502,413)	Discovery, Inc. – Class A *	(16,132,481)

(44,000)	DocuSign, Inc. *	(8,871,280)

(135,600)	DraftKings Inc. – Class A *	(6,773,220)

(58,000)	Dynatrace, Inc. *	(3,000,920)

(13,200)	Ecolab, Inc.	(2,839,056)

(58,200)	Enphase Energy, Inc. *	(8,325,510)

(35,300)	Equifax, Inc.	(8,296,912)

(12,500)	Equinix, Inc. (REIT)	(9,209,000)

(150,800)	Equity LifeStyle Properties, Inc. (REIT)	(10,685,688)

(4,700)	Erie Indemnity Co. – Class A	(945,311)

(73,400)	Exact Sciences Corp. *	(8,112,902)

(43,400)	Expedia Group, Inc. *	(7,679,630)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(17,000)	Fastenal Co.	(901,680)

(3,300)	Fidelity National Information Services, Inc.	(491,634)

(2,400)	Fortinet, Inc. *	(524,496)

(11,900)	Gartner, Inc. *	(2,758,896)

(79,300)	Guidewire Software, Inc. *	(7,750,782)

(37,200)	Halliburton Co.	(835,140)

(34,500)	Hess Corp.	(2,891,790)

(412,900)	Host Hotels & Resorts, Inc. (REIT) *	(7,089,493)

(18,600)	HubSpot, Inc. *	(9,381,468)

(13,900)	IDEXX Laboratories, Inc. *	(7,757,729)

(67,812)	II-VI, Inc. *	(4,568,494)

(28,000)	Ingersoll Rand, Inc. *	(1,389,920)

(35,200)	Insulet Corp. *	(9,492,384)

(2,600)	Intuitive Surgical, Inc. *	(2,189,668)

(28,000)	Ionis Pharmaceuticals, Inc. *	(1,043,000)

(46,300)	IQVIA Holdings, Inc. *	(11,119,408)

(88,400)	Iron Mountain, Inc. (REIT)	(3,848,936)

(62,100)	KKR & Co., Inc.	(3,458,349)

(121,100)	Lamb Weston Holdings, Inc.	(9,989,539)

(28,200)	Liberty Broadband Corp. – Class A *	(4,570,092)

(38,500)	Liberty Broadband Corp. – Class C *	(6,402,165)

(217,400)	Liberty Media Corp-Liberty Formula One – Class C *	(9,706,910)

(26,900)	Liberty Media Corp-Liberty SiriusXM – Class A *	(1,174,454)

(31,000)	Liberty Media Corp-Liberty SiriusXM – Class C *	(1,348,810)

(26,100)	Linde Plc	(7,845,660)

(112,100)	Live Nation Entertainment, Inc. *	(10,101,331)

(6,500)	Lululemon Athletica, Inc. *	(2,100,345)

(17,400)	MarketAxess Holdings, Inc.	(8,117,796)

(51,000)	Marriott International, Inc. – Class A *	(7,322,580)

(13)	Marvell Technology, Inc.	(628)

(46,000)	MGM Resorts International	(1,972,020)

(16,100)	Mid-America Apartment Communities, Inc. (REIT)	(2,587,270)

(27,600)	MongoDB, Inc. *	(8,057,544)

(12,400)	Monolithic Power Systems, Inc.	(4,254,688)

(22,800)	MSCI, Inc.	(10,673,364)

(19,200)	News Corp. – Class A	(518,208)

(57,100)	NIKE Inc. – Class B	(7,791,866)

(108,300)	NiSource, Inc.	(2,761,650)

(50,000)	Novocure Ltd. *	(10,200,000)

(83,300)	Occidental Petroleum Corp.	(2,162,468)

(37,600)	Okta, Inc. *	(8,363,744)

(21,700)	Paycom Software, Inc. *	(7,152,320)

(16,700)	Peloton Interactive, Inc. – Class A *	(1,842,177)

(43,900)	Pioneer Natural Resources Co.	(6,681,141)

(312,600)	Plug Power, Inc. *	(9,596,820)

(29,900)	Public Storage (REIT)	(8,446,152)

(379,243)	Realty Income Corp. (REIT)	(25,940,221)

(27,300)	RingCentral, Inc. – Class A *	(7,165,431)

Shares	Description	Value ($)

	United States — continued

(3,200)	Rockwell Automation, Inc.	(843,904)

(24,600)	Roku, Inc. *	(8,529,066)

(183,150)	Rollins, Inc.	(6,243,584)

(88,300)	Royal Caribbean Cruises Ltd. *	(8,235,741)

(117,423)	S&P Global, Inc.	(44,558,506)

(66,860)	salesforce.com, Inc. *	(15,919,366)

(93,700)	Sarepta Therapeutics, Inc. *	(7,088,405)

(28,300)	SBA Communications Corp. (REIT)	(8,436,796)

(18,600)	ServiceNow, Inc. *	(8,814,168)

(61,400)	Simon Property Group, Inc. (REIT)	(7,889,286)

(161,700)	Snap, Inc. – Class A *	(10,044,804)

(29,300)	Snowflake, Inc. – Class A *	(6,974,279)

(115,900)	Southwest Airlines Co. *	(7,123,214)

(61,100)	Splunk, Inc. *	(7,405,320)

(39,600)	Square, Inc. – Class A *	(8,811,792)

(74,500)	Starbucks Corp.	(8,484,060)

(151,648)	Sterling Bancorp	(4,039,903)

(149,500)	Sunrun, Inc. *	(6,685,640)

(13,200)	Sysco Corp.	(1,069,200)

(227,200)	Targa Resources Corp.	(8,828,992)

(46,900)	Teladoc Health, Inc. *	(7,062,202)

(110)	Teledyne Technologies, Inc. *	(46,142)

(13,700)	Tesla, Inc. *	(8,565,514)

(800)	Trade Desk, Inc. (The) – Class A *	(470,512)

(26,900)	Twilio, Inc. – Class A *	(9,038,400)

(98,300)	Twitter, Inc. *	(5,701,400)

(156,600)	Uber Technologies, Inc. *	(7,959,978)

(226,800)	UDR, Inc. (REIT)	(10,802,484)

(28,200)	Vail Resorts, Inc. *	(9,218,016)

(34,900)	Voya Financial, Inc.	(2,286,648)

(21,600)	Wayfair, Inc. – Class A *	(6,621,264)

(3,800)	West Pharmaceutical Services, Inc.	(1,320,538)

(342,400)	Williams Cos, Inc. (The)	(9,018,816)

(7,700)	Workday, Inc. – Class A *	(1,761,144)

(76,300)	Wynn Resorts Ltd. *	(10,061,681)

(50,400)	Zendesk, Inc. *	(6,887,664)

(15,600)	Zillow Group, Inc. – Class A *	(1,845,324)

(72,949)	Zillow Group, Inc. – Class C *	(8,558,377)

(48,900)	Zscaler, Inc. *	(9,496,380)

	Total United States	(977,230,568)

	TOTAL COMMON STOCKS (PROCEEDS $1,463,766,127)	(1,588,161,025)

	PREFERRRED STOCKS (f) — (0.1)%

	Germany — (0.1)%

(14,418)	Sartorius AG	(7,156,206)

	TOTAL PREFERRED STOCKS (PROCEEDS $(6,278,915)	(7,156,206)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	RIGHTS/WARRANTS — (0.0)%

	Spain — (0.0)%

(361,875)	Ferrovial SA, Expires 06/01/21 *	(87,949)

	TOTAL RIGHTS/WARRANTS (PROCEEDS $86,093)	(87,949)

	INVESTMENT FUNDS — (0.0)%

	United States — (0.0)%

(8,790)	SPDR S&P Oil & Gas Exploration & Production ETF	(782,925)

	TOTAL INVESTMENT FUNDS (PROCEEDS $716,625)	(782,925)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $1,470,847,760)	(1,596,188,105)

	Other Assets and Liabilities (net) — 26.5%	1,601,877,828

	TOTAL NET ASSETS — 100.0%	$6,042,236,203

A summary of outstanding financial instruments at May 31, 2021 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/16/2021	MSCI	AUD	2,795,668	USD	2,160,082	(3,636)
06/16/2021	SSB	AUD	3,597,085	USD	2,786,035	2,056
06/16/2021	UBSA	AUD	53,025,815	USD	40,560,984	(478,564)
06/21/2021	MSCI	AUD	61,556,900	USD	47,729,706	86,419
08/10/2021	MSCI	AUD	165,500,050	USD	128,244,334	126,040
06/02/2021	MSCI	BRL	147,399,755	USD	26,929,742	(1,201,594)
09/02/2021	MSCI	BRL	21,001,571	USD	3,927,656	(43,709)
07/12/2021	GS	CAD	1,134,060	USD	935,554	(3,964)
07/12/2021	JPM	CAD	5,596,781	USD	4,631,531	(5,152)
07/12/2021	MSCI	CAD	2,793,378	USD	2,306,753	(7,435)
08/12/2021	MSCI	CAD	1,983,817	USD	1,643,151	(284)
07/06/2021	SSB	CHF	9,847,003	USD	10,779,105	(185,633)
07/13/2021	BOA	CHF	9,722,680	USD	10,670,000	(158,182)
07/13/2021	MSCI	CHF	151,973,686	USD	164,241,721	(5,011,884)
08/19/2021	MSCI	CLP	1,824,880,000	USD	2,548,217	23,780
07/28/2021	JPM	COP	8,581,920,000	USD	2,280,000	(27,188)
07/28/2021	MSCI	COP	13,598,910,000	USD	3,540,000	(115,969)
08/17/2021	CITI	CZK	55,824,413	USD	2,670,000	(14,006)
06/16/2021	GS	EUR	464,505	USD	566,532	(1,639)
06/21/2021	BOA	EUR	617,410	USD	743,682	(11,593)
06/21/2021	DB	EUR	137,739,248	USD	165,175,786	(3,320,164)
06/21/2021	GS	EUR	40,600	USD	48,953	(713)
06/21/2021	MSCI	EUR	152,009,447	USD	182,251,809	(3,700,826)
06/30/2021	BCLY	EUR	12,770,000	USD	15,369,385	(254,862)
06/30/2021	JPM	EUR	22,770,000	USD	27,434,412	(424,953)
06/21/2021	MSCI	GBP	59,696,600	USD	82,246,215	(2,566,658)
06/21/2021	SSB	GBP	2,623,221	USD	3,688,070	(38,824)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/21/2021	CITI	HKD	111,952,950	USD	14,413,672	(11,171)
06/21/2021	SSB	HKD	111,952,950	USD	14,413,896	(10,947)
06/14/2021	CITI	HUF	3,474,545,412	USD	11,527,351	(712,502)
08/11/2021	CITI	IDR	20,490,402,000	USD	1,410,000	(17,394)
07/30/2021	BOA	ILS	6,539,005	USD	2,013,076	(1,150)
07/16/2021	BCLY	INR	544,156,000	USD	7,160,000	(293,187)
07/16/2021	MSCI	INR	223,938,000	USD	2,970,000	(97,230)
06/09/2021	BOA	JPY	3,432,049,564	USD	31,380,000	32,773
06/21/2021	CITI	JPY	2,400,000,000	USD	22,023,535	100,552
06/21/2021	MSCI	JPY	17,661,814,200	USD	162,434,649	1,101,455
07/07/2021	MSCI	JPY	993,042,601	USD	9,114,498	42,325
07/07/2021	SSB	JPY	372,324,123	USD	3,424,177	22,723
08/23/2021	JPM	JPY	1,700,000,000	USD	15,649,370	113,310
08/13/2021	CITI	KRW	3,130,641,400	USD	2,780,000	(44,387)
08/13/2021	JPM	KRW	2,319,513,500	USD	2,050,000	(42,607)
07/21/2021	BOA	MXN	43,383,449	USD	2,160,000	(5,398)
06/14/2021	JPM	NOK	110,916,895	USD	13,270,000	(68,767)
06/16/2021	BCLY	NZD	3,186,381	USD	2,299,249	(19,879)
06/16/2021	SSB	NZD	4,507,944	USD	3,231,360	(49,635)
06/16/2021	UBSA	NZD	9,259,603	USD	6,550,410	(188,961)
08/05/2021	JPM	NZD	49,540,000	USD	35,489,388	(561,937)
08/05/2021	MSCI	NZD	141,180,000	USD	101,305,827	(1,433,899)
08/19/2021	JPM	PEN	10,602,130	USD	2,810,000	33,020
07/21/2021	MSCI	PHP	260,925,905	USD	5,349,035	(104,128)
08/31/2021	JPM	RON	35,170,975	USD	8,706,764	(11,342)
07/15/2021	GS	SGD	3,582,895	USD	2,690,000	(21,303)
07/16/2021	BCLY	THB	130,603,200	USD	4,160,000	(20,696)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

Forward Currency Contracts (continued)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/16/2021	BOA	THB	168,200,848	USD	5,327,617	(56,606)
07/16/2021	DB	THB	77,098,315	USD	2,450,000	(17,969)
08/10/2021	JPM	USD	15,156,003	AUD	19,530,000	(37,274)
06/02/2021	CITI	USD	1,670,000	BRL	9,194,185	84,716
06/02/2021	JPM	USD	7,770,000	BRL	42,386,281	319,448
06/02/2021	MSCI	USD	17,804,805	BRL	95,819,289	482,366
09/02/2021	MSCI	USD	15,268,704	BRL	81,643,285	169,917
07/12/2021	DB	USD	2,296,642	CAD	2,777,667	4,531
08/03/2021	GS	USD	41,560,402	CAD	51,141,014	806,439
08/03/2021	JPM	USD	124,987,373	CAD	153,422,000	2,112,288
07/06/2021	DB	USD	1,306,720	CHF	1,176,618	3,456
07/13/2021	JPM	USD	19,760,000	CHF	18,189,218	497,394
08/19/2021	MSCI	USD	3,060,000	CLP	2,206,260,000	(7,983)
08/17/2021	JPM	USD	5,166,557	CZK	109,206,816	84,044
06/16/2021	DB	USD	3,514,331	EUR	2,917,741	54,583
06/16/2021	SSB	USD	16,095,918	EUR	13,434,884	337,323
06/16/2021	UBSA	USD	6,192,450	EUR	5,139,389	93,933
06/21/2021	SSB	USD	603,461	EUR	495,610	2,817
06/30/2021	BCLY	USD	39,364,105	EUR	33,220,000	1,280,958
06/30/2021	DB	USD	69,391,901	EUR	58,771,000	2,515,113
07/06/2021	SSB	USD	48,496,120	EUR	40,302,769	820,465
07/19/2021	JPM	USD	36,703,943	EUR	30,301,657	383,904
06/21/2021	MSCI	USD	2,235,825	GBP	1,617,064	61,589
06/21/2021	SSB	USD	1,838,186	GBP	1,332,988	55,633
07/13/2021	BOA	USD	18,105,063	GBP	13,080,000	478,581
07/13/2021	JPM	USD	27,382,987	GBP	19,620,000	492,478
07/13/2021	MSCI	USD	27,975,804	GBP	20,352,700	940,658
06/14/2021	CITI	USD	3,610,000	HUF	1,080,037,408	194,671

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/14/2021	DB	USD	3,180,000	HUF	905,065,842	8,294
08/11/2021	JPM	USD	11,397,525	IDR	166,814,181,400	223,016
07/16/2021	GS	USD	3,260,000	INR	240,372,840	32,335
07/16/2021	MSCI	USD	5,871,294	INR	446,335,807	242,071
06/09/2021	BCLY	USD	9,920,000	JPY	1,077,639,360	(77,192)
06/09/2021	BOA	USD	12,860,000	JPY	1,403,212,856	(43,509)
06/09/2021	JPM	USD	15,190,000	JPY	1,641,451,147	(197,518)
06/09/2021	MSCI	USD	101,266,127	JPY	10,959,354,392	(1,166,940)
07/07/2021	DB	USD	2,533,506	JPY	276,990,914	(2,991)
07/07/2021	MSCI	USD	53,069,629	JPY	5,794,704,667	(130,750)
08/13/2021	MSCI	USD	11,631,347	KRW	13,026,992,419	121,281
07/21/2021	MSCI	USD	15,007,737	MXN	300,475,915	(10,085)
06/14/2021	BCLY	USD	9,700,000	NOK	81,798,645	137,032
06/14/2021	JPM	USD	13,490,000	NOK	114,989,111	338,487
06/14/2021	MSCI	USD	31,920,000	NOK	270,317,982	588,199
08/19/2021	JPM	USD	9,661,941	PEN	35,715,365	(307,136)
07/21/2021	BCLY	USD	1,990,000	PHP	96,128,940	19,025
08/17/2021	MSCI	USD	575,178	PLN	2,156,816	13,697
08/12/2021	BCLY	USD	14,347,006	RUB	1,082,942,154	255,488
08/05/2021	JPM	USD	25,780,000	SEK	217,801,789	507,302
08/05/2021	MSCI	USD	118,595,529	SEK	1,001,076,720	2,228,117
07/15/2021	MSCI	USD	3,932,859	SGD	5,277,700	60,963
07/28/2021	JPM	USD	3,355,939	TWD	92,888,386	41,009
07/30/2021	CITI	USD	1,060,000	ZAR	15,271,011	42,352
07/30/2021	MSCI	USD	13,801,025	ZAR	200,107,969	643,949

						$(3,885,530)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
378	Australian Government Bond 10 Yr.	June 2021	40,781,278	338,678
662	CAC40 10 Euro	June 2021	52,218,979	1,356,380
135	Canadian Government Bond 10 Yr.	September 2021	16,109,929	(10,686)
84	DAX Index	June 2021	39,680,174	483,774
440	FTSE 100 Index	June 2021	43,804,174	1,717,964
195	Gold 100 OZ (k)	August 2021	37,153,350	1,609,157
179	Hang Seng Index	June 2021	33,460,110	375,622
2,993	Mini MSCI Emerging Markets	June 2021	203,658,685	3,871,766
233	MSCI Singapore	June 2021	6,363,663	72,010
163	S&P/TSX 60	June 2021	31,805,273	1,242,996
41	Soybean (k)	July 2021	3,137,525	(53,255)
376	U.S. Treasury Note 10 Yr. (CBT)	September 2021	49,608,500	18,197
92	WTI Crude (k)	June 2021	6,101,440	78,929

			$563,883,080	$11,101,532

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
535	Corn (k)	July 2021	17,568,063	(2,423,556)
904	E-mini Russell 2000 Index	June 2021	102,540,720	148,431
266	Euro Bund	June 2021	55,124,055	362,194
6,990	Euro STOXX 50	June 2021	346,521,328	(23,700,105)
870	FTSE 100 Index	June 2021	86,612,798	(3,527,655)
507	FTSE Taiwan Index	June 2021	30,076,541	(355,988)
184	FTSE/JSE TOP 40	June 2021	8,212,747	37,663
157	Hang Seng Index	June 2021	29,347,694	(849,493)
15	Japanese Government Bond 10 Yr. (OSE)	June 2021	20,684,663	(7,603)
136	NASDAQ 100 E-Mini	June 2021	37,227,280	(888,655)
1,990	S&P 500 E-Mini	June 2021	418,138,800	(24,948,792)
162	SGX Nifty 50	June 2021	5,014,256	(75,239)
180	Silver (k)	July 2021	25,212,600	(2,208,478)
508	SPI 200 Futures	June 2021	70,329,239	(3,971,450)
838	TOPIX Index	June 2021	148,034,840	(4,048,238)
37	U.S. Ultra Bond (CBT)	September 2021	6,854,250	(26,706)
28	UK Gilt Long Bond	September 2021	5,056,433	(6,780)

			$1,412,556,307	$(66,490,450)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

Written Options

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Puts
Royal Caribbean Cruises Ltd.(h)	90.00	01/21/22	(78)	USD	(727,506)	(92,040)
Royal Caribbean Cruises Ltd.(h)	85.00	01/21/22	(81)	USD	(755,487)	(73,305)

		TOTAL WRITTEN OPTIONS (Premiums $305,291)				$(165,345)

Swap Contracts

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Halliburton Co.	BOA	USD	1,140,000	1.00%	0.66%	N/A	12/20/2024	Quarterly	96,637	(13,531)	(110,168)
HCA, Inc.	BCLY	USD	1,140,000	5.00%	0.78%	N/A	12/20/2024	Quarterly	(139,584)	(169,811)	(30,227)
Tenet Healthcare Corp.	JPM	USD	570,000	5.00%	2.26%	N/A	12/20/2024	Quarterly	14,841	(53,445)	(68,286)
Tenet Healthcare Corp.	JPM	USD	1,140,000	5.00%	2.26%	N/A	12/20/2024	Quarterly	142,500	(106,891)	(249,391)
United Rentals North America, Inc.	CSI	USD	1,140,000	5.00%	0.80%	N/A	12/20/2024	Quarterly	(96,605)	(169,440)	(72,835)
United Rentals North America, Inc.	JPM	USD	1,140,000	5.00%	0.80%	N/A	12/20/2024	Quarterly	(51,323)	(169,440)	(118,117)

									$(33,534)	$(682,558)	$(649,024)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2021, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month AUD BBSW	0.20%	AUD	76,340,000	06/16/2023	Quarterly	—	3,886	3,886
0.25%	3 Month AUD BBSW	AUD	189,130,000	06/16/2023	Quarterly	(123,738)	(164,028)	(40,290)
0.16%	3 Month AUD BBSW	AUD	79,850,000	06/16/2023	Quarterly	—	41,444	41,444
GBP - SONIA - COMPOUND	0.12%	GBP	530,090,000	06/16/2023	Annually	(19,507)	(486,538)	(467,031)
GBP - SONIA - COMPOUND	0.12%	GBP	247,170,000	06/16/2023	Annually	(23,938)	(191,850)	(167,912)
GBP - SONIA - COMPOUND	0.14%	GBP	84,210,000	06/16/2023	Annually	2,734	(24,805)	(27,539)
GBP - SONIA - COMPOUND	0.15%	GBP	68,490,000	06/16/2023	Annually	—	5,051	5,051
3 Month NZD Bank Bill Rate	0.48%	NZD	68,630,000	06/16/2023	Quarterly	—	(135,087)	(135,087)
0.65%	3 Month NZD Bank Bill Rate	NZD	417,550,000	06/16/2023	Quarterly	—	(207,237)	(207,237)
3 Month NZD Bank Bill Rate	0.55%	NZD	69,760,000	06/16/2023	Quartely	—	(66,929)	(66,929)
0.50%	3 Month NZD Bank Bill Rate	NZD	112,310,000	06/16/2023	Quarterly	—	195,165	195,165
0.64%	3 Month NZD Bank Bill Rate	NZD	35,600,000	06/16/2023	Quarterly	(12,256)	(11,255)	1,001
0.02%	3 Month SEK STIBOR	SEK	703,600,000	06/16/2023	Quarterly	—	32,362	32,362
0.71%	3 Month CAD LIBOR	CAD	800,060,000	06/19/2023	Semi-Annually	(46,191)	(251,145)	(204,954)
3 Month CAD LIBOR	0.68%	CAD	195,080,000	06/19/2023	Semi-Annually	7,353	(26,182)	(33,535)
3 Month CAD LIBOR	0.69%	CAD	73,570,000	06/19/2023	Semi-Annually	—	(4,990)	(4,990)
6 Month EURIBOR	(0.45)%	EUR	152,410,000	06/21/2023	Semi-Annually	49,170	54,141	4,971
(0.50)%	6 Month EURIBOR	EUR	73,390,000	06/21/2023	Semi-Annually	—	61,216	61,216
0.30%	3 Month USD LIBOR	USD	287,590,000	06/21/2023	Quarterly	(138,694)	(400,867)	(262,173)
1.82%	6 Month AUD BBSW	AUD	16,640,000	06/16/2031	Semi-Annually	—	(128,812)	(128,812)
6 Month AUD BBSW	1.70%	AUD	17,310,000	06/16/2031	Semi-Annually	—	(19,046)	(19,046)
6 Month AUD BBSW	1.90%	AUD	106,860,000	06/16/2031	Semi-Annually	45,947	1,444,062	1,398,115
6 Month AUD BBSW	1.89%	AUD	40,970,000	06/16/2031	Semi-Annually	44,626	523,715	479,089
6 Month AUD BBSW	1.78%	AUD	114,290,000	06/16/2031	Semi-Annually	(136,327)	550,685	687,012
1.97%	3 Month CAD LIBOR	CAD	13,530,000	06/16/2031	Semi-Annually	—	(58,901)	(58,901)
2.00%	3 Month CAD LIBOR	CAD	13,530,000	06/16/2031	Semi-Annually	—	(88,778)	(88,778)
2.01%	3 Month CAD LIBOR	CAD	28,630,000	06/16/2031	Semi-Annually	—	(195,621)	(195,621)
1.95%	3 Month CAD LIBOR	CAD	41,220,000	06/16/2031	Semi-Annually	(6,380)	(93,214)	(86,834)
3 Month CAD LIBOR	2.04%	CAD	208,030,000	06/16/2031	Semi-Annually	1,014	1,985,551	1,984,537
3 Month CAD LIBOR	1.98%	CAD	459,510,000	06/16/2031	Semi-Annually	9,176	2,196,223	2,187,047
3 Month CAD LIBOR	1.97%	CAD	116,890,000	06/16/2031	Semi-Annually	33,552	468,107	434,555
6 Month CHF LIBOR	0.04%	CHF	20,430,000	06/16/2031	Semi-Annually	—	(15,293)	(15,293)
6 Month CHF LIBOR	0.03%	CHF	56,060,000	06/16/2031	Semi-Annually	(62,670)	(60,953)	1,717
6 Month CHF LIBOR	0.10%	CHF	17,140,000	06/16/2031	Semi-Annually	—	104,253	104,253
0.77%	GBP - SONIA - COMPOUND	GBP	180,380,000	06/16/2031	Annually	351,287	246,444	(104,843)
0.80%	GBP - SONIA - COMPOUND	GBP	166,460,000	06/16/2031	Annually	(123,136)	(459,245)	(336,109)
0.78%	GBP - SONIA - COMPOUND	GBP	14,350,000	06/16/2031	Annually	—	(9,992)	(9,992)
0.73%	GBP - SONIA - COMPOUND	GBP	169,590,000	06/16/2031	Annually	53,362	1,201,789	1,148,427
GBP - SONIA - COMPOUND	0.81%	GBP	14,570,000	06/16/2031	Annually	—	74,256	74,256
3 Month NZD Bank Bill Rate	2.05%	NZD	29,490,000	06/16/2031	Quarterly	182,906	52,188	(130,718)
3 Month NZD Bank Bill Rate	2.00%	NZD	97,820,000	06/16/2031	Quarterly	60,503	(149,339)	(209,842)
3 Month NZD Bank Bill Rate	1.94%	NZD	16,080,000	06/16/2031	Quarterly	—	(98,108)	(98,108)
3 Month NZD Bank Bill Rate	1.89%	NZD	8,390,000	06/16/2031	Quarterly	—	(79,410)	(79,410)
3 Month NZD Bank Bill Rate	2.12%	NZD	56,570,000	06/16/2031	Quarterly	—	360,796	360,796
3 Month NZD Bank Bill Rate	2.10%	NZD	48,060,000	06/16/2031	Quarterly	—	253,174	253,174
1.93%	3 Month NZD Bank Bill Rate	NZD	15,200,000	06/16/2031	Quarterly	—	100,919	100,919
1.90%	3 Month NZD Bank Bill Rate	NZD	14,910,000	06/16/2031	Quarterly	—	126,075	126,075
3 Month SEK STIBOR	0.80%	SEK	145,700,000	06/16/2031	Quarterly	—	(46,604)	(46,604)
6 Month EURIBOR	0.06%	EUR	22,860,000	06/18/2031	Semi-Annually	(36,233)	(181,027)	(144,794)
0.03%	6 Month EURIBOR	EUR	103,440,000	06/18/2031	Semi-Annually	181,770	1,251,105	1,069,335
0.02%	6 Month EURIBOR	EUR	38,190,000	06/18/2031	Semi-Annually	171,673	503,255	331,582
0.05%	6 Month EURIBOR	EUR	143,320,000	06/18/2031	Semi-Annually	(200,665)	1,330,015	1,530,680
0.05%	6 Month EURIBOR	EUR	42,750,000	06/18/2031	Semi-Annually	95,755	406,243	310,488
6 Month EURIBOR	0.15%	EUR	7,930,000	06/18/2031	Semi-Annually	—	27,474	27,474
6 Month EURIBOR	0.16%	EUR	7,940,000	06/18/2031	Semi-Annually	—	28,000	28,000
1.65%	3 Month USD LIBOR	USD	400,380,000	06/18/2031	Quarterly	(1,307,093)	(3,443,308)	(2,136,215)
1.58%	3 Month USD LIBOR	USD	290,000	06/18/2031	Quarterly	(419)	(559)	(140)
1.62%	3 Month USD LIBOR	USD	12,310,000	06/18/2031	Quarterly	—	(70,084)	(70,084)
3 Month USD LIBOR	1.53%	USD	16,540,000	06/18/2031	Quarterly	3,112	(46,917)	(50,029)
3 Month USD LIBOR	1.69%	USD	46,940,000	06/18/2031	Quarterly	19,917	582,635	562,718

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

Centrally Cleared Interest Rate Swaps (continued)

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month USD LIBOR	1.59%	USD	16,190,000	06/18/2031	Quarterly	—	42,798	42,798
3 Month USD LIBOR	1.59%	USD	16,180,000	06/18/2031	Quarterly	—	38,917	38,917

						$(923,390)	$7,075,820	$7,999,210

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Depreciation of Total Return on CSI 500 Index + (1 Month USD LIBOR minus 8.50%)	Appreciation of Total Return on CSI 500 Index	GS	USD	11,515,880	12/07/2021	Monthly	—	593,206	593,206
1 Month JPY LIBOR minus 0.10%	Total Return on MSCI Japan Value Net Total Return Local Index	GS	JPY	842,541,288	04/25/2022	Monthly	—	90,083	90,083
1 Month JPY LIBOR minus 0.10%	Total Return on MSCI Japan Value Net Total Return Local Index	GS	JPY	837,697,631	04/25/2022	Monthly	—	89,565	89,565
1 Month Federal Funds Rate plus 0.10%	Total Return on MSCI World Daily Total Return Net Value Index	GS	USD	10,493,902	05/06/2022	Monthly	—	167,103	167,103
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.02%	GS	USD	10,501,332	05/06/2022	Monthly	—	(311,428)	(311,428)
Bank of Japan Unsecured Overnight Call Rate minus 0.18%	Total Return on MSCI Japan Value Net Total Return Local Index	UBSA	JPY	1,306,681,851	05/11/2022	Monthly	—	240,918	240,918
1 Month Federal Funds Rate plus 0.09%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	12,203,452	05/12/2022	Monthly	—	226,594	226,594
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.10%	UBSA	USD	12,203,511	05/12/2022	Monthly	—	(611,763)	(611,763)
1 Month Federal Funds Rate Plus 0.05%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	11,514,596	05/20/2022	Monthly	—	96,855	96,855
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.05%	UBSA	USD	11,514,585	05/20/2022	Monthly	—	(263,243)	(263,243)
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.50%	GS	USD	2,282,166	05/24/2022	Monthly	—	(18,199)	(18,199)
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.75%	GS	USD	9,215,314	05/24/2022	Monthly	—	43,342	43,342
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.50%	GS	USD	6,655,371	05/24/2022	Monthly	—	9,493	9,493
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	3,869,734	10/18/2022	Monthly	—	(295,642)	(295,642)
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.50%	MORD	USD	555,540	10/18/2022	Monthly	—	(15,615)	(15,615)
Total Return on Equity Basket (n)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	79,229,509	10/18/2022	Monthly	—	(513,180)	(513,180)
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 2.66%	MORD	USD	6,201,096	05/18/2023	Monthly	—	(255,495)	(255,495)

							$—	$(727,406)	$(727,406)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

As of May 31, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	All or a portion of this security is out on loan.

(c)	Securities are traded on separate exchanges for the same entity.

(d)	Investment valued using significant unobservable inputs.

(e)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)	Security is in default.

(h)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(i)	All or a portion of this security is purchased with collateral from securities loaned.

(j)	The rate disclosed is the 7 day net yield as of May 31, 2021.

(k)	All or a portion of this security or derivative is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.

(l)	The rate shown represents yield-to-maturity.

(m)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.
(n)	The following table represents the individual short positions within the custom equity basket swap as of May 31, 2021:

Shares	Description	% of Equity Basket	Value ($)

52,030,000	Alibaba Pictures Group Ltd	8.7%	6,970,648

13,416,000	China Molybdenum Co Ltd – Class H	11.3%	8,988,971

708,000	China Resources Beer Holdings Co Ltd	7.9%	6,281,068

2,648,000	China Youzan Ltd	0.7%	545,441

2,078,000	China Yuhua Education Corp Ltd	2.6%	2,083,873

4,792,000	Greentown Service Group Co Ltd	9.3%	7,408,131

40,000	Haidilao International Holding Ltd	0.3%	226,387

157,900	Hong Kong Exchanges and Clearing Ltd	12.2%	9,717,573

2,300,000	Kingdee International Software Group Co Ltd	11.0%	8,740,003

43,900	Kuaishou Technology	1.4%	1,134,917

234,000	New World Development Co Ltd	1.6%	1,271,920

1,350,000	Sands China Ltd	7.7%	6,169,364

679,000	SJM Holdings Ltd	1.0%	775,950

2,533,200	Wynn Macau Ltd	5.5%	4,387,128

583,000	Yihai International Holding Ltd.	5.8%	4,606,804

6,714,000	Zijin Mining Group Co Ltd – Class H	13.0%	10,390,617

	TOTAL COMMON STOCKS		$79,698,795

The rates shown on variable rate notes are the current interest rates at May 31, 2021, which are subject to change based on the terms of the security.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CLO - Collateralized Loan Obligation

CMT - Constant Maturity Treasury

CVA - Certificaaten van aandelen (Share Certificates)

CVR - Contingent Value Right

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen.

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OJSC - Open Joint-Stock Company

PIK - Payment In Kind

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

SPDR - Standard and Poor’s Depositary Receipt

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBSA - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

666,999	GMO Emerging Markets Fund, Class VI	25,492,700

8,331,531	GMO International Equity Fund, Class IV	218,452,750

403,078	GMO-Usonian Japan Value Creation Fund, Class VI	9,915,712

	TOTAL MUTUAL FUNDS (COST $221,431,805)	253,861,162

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

94,922	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	94,922

	TOTAL SHORT-TERM INVESTMENTS (COST $94,922)	94,922

	TOTAL INVESTMENTS — 100.0% (Cost $221,526,727)	253,956,084

	Other Assets and Liabilities (net) — (0.0%)	(70,468)

	TOTAL NET ASSETS — 100.0%	$253,885,616

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2021.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

9,217,503	GMO Emerging Markets Fund, Class VI	352,292,982

18,349,638	GMO International Equity Fund, Class IV	481,127,517

1,394,888	GMO-Usonian Japan Value Creation Fund, Class VI	34,314,254

	TOTAL MUTUAL FUNDS (COST $733,150,542)	867,734,753

	Money Market Funds — 0.0%

356,832	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	356,832

	TOTAL SHORT-TERM INVESTMENTS (COST $356,832)	356,832

	TOTAL INVESTMENTS — 100.0% (Cost $733,507,374)	868,091,585

	Other Assets and Liabilities (net) — (0.0%)	(4,303)

	TOTAL NET ASSETS — 100.0%	$868,087,282

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2021.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 70.5%

	United States — 70.5%

	U.S. Government — 70.5%

20,000,000	U.S. Treasury Note, 1.13%, due 08/31/21	20,054,495

30,000,000	U.S. Treasury Note, 1.63%, due 12/31/21 (a)	30,271,875

30,000,000	U.S. Treasury Note, 1.50%, due 01/31/22 (a)	30,287,109

45,000,000	U.S. Treasury Note, 0.13%, due 11/30/22	45,012,305

10,000,000	U.S. Treasury Note, 0.13%, due 12/31/22 (b)	10,001,563

20,000,000	U.S. Treasury Note, 0.13%, due 01/31/23	20,000,000

20,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.06%, 0.07%, due 10/31/22 (a)	20,010,944

75,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 0.06%, due 01/31/23 (a) (b)	75,024,473

30,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 0.05%, due 04/30/23	30,002,357

	Total U.S. Government	280,665,121

	TOTAL DEBT OBLIGATIONS (COST $280,558,625)	280,665,121

	SHORT-TERM INVESTMENTS — 28.8%

	Money Market Funds — 1.6%

6,350,106	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (c)	6,350,106

8,483	State Street U.S. Treasury Liquidity Fund – Class D Shares, 0.01% (b)	8,483

	Total Money Market Funds	6,358,589

	U.S. Government — 27.2%

25,500,000	U.S. Treasury Bill, 0.02%, due 02/24/22 (a) (b) (d)	25,495,492

68,500,001	U.S. Treasury Bill, 0.04%, due 05/19/22 (b) (d)	68,471,534

14,500,000	U.S. Treasury Note, 0.13%, due 04/30/22	14,507,363

	Total U.S. Government	108,474,389

	TOTAL SHORT-TERM INVESTMENTS (COST $114,809,642)	114,832,978

	TOTAL INVESTMENTS — 99.3% (Cost $395,368,267)	395,498,099

	Other Assets and Liabilities (net) — 0.7%	2,930,434

	TOTAL NET ASSETS — 100.0%	$398,428,533

A summary of outstanding financial instruments at May 31, 2021 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/16/2021	MSCI	AUD	3,138,156	USD	2,424,707	(4,082)
06/16/2021	SSB	AUD	3,033,603	USD	2,349,604	1,734
06/16/2021	UBSA	AUD	43,961,384	USD	33,627,337	(396,756)
07/12/2021	GS	CAD	977,784	USD	806,633	(3,418)
07/12/2021	JPM	CAD	4,774,785	USD	3,951,375	(4,320)
07/12/2021	MSCI	CAD	2,391,817	USD	1,975,147	(6,366)
07/06/2021	SSB	CHF	8,168,030	USD	8,941,203	(153,982)
06/21/2021	SSB	GBP	2,212,356	USD	3,110,422	(32,743)
07/07/2021	MSCI	JPY	822,104,539	USD	7,545,568	35,039
07/07/2021	SSB	JPY	311,956,880	USD	2,868,993	19,038
06/16/2021	BCLY	NZD	2,882,490	USD	2,079,965	(17,983)
06/16/2021	SSB	NZD	3,745,291	USD	2,684,670	(41,246)
06/16/2021	UBSA	NZD	7,676,732	USD	5,430,658	(156,659)
07/12/2021	DB	USD	1,944,781	CAD	2,352,109	3,837
07/06/2021	DB	USD	870,895	CHF	784,185	2,303
06/16/2021	DB	USD	2,962,296	EUR	2,459,419	46,009
06/16/2021	SSB	USD	11,224,008	EUR	9,368,415	235,222
06/16/2021	UBSA	USD	4,610,382	EUR	3,826,361	69,934
07/06/2021	SSB	USD	46,616,404	EUR	38,740,628	788,664
07/19/2021	JPM	USD	28,652,605	EUR	23,654,718	299,691
07/19/2021	UBSA	USD	386,032	EUR	316,329	1,140
06/21/2021	MSCI	USD	1,910,399	GBP	1,381,699	52,625
06/21/2021	SSB	USD	1,527,123	GBP	1,107,416	46,219
07/07/2021	DB	USD	2,136,301	JPY	233,564,068	(2,522)
07/07/2021	MSCI	USD	44,777,569	JPY	4,889,289,577	(110,321)

						$671,057

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
321	Australian Government Bond 10 Yr.	June 2021	34,631,720	284,906
568	CAC40 10 Euro	June 2021	44,804,199	1,164,038
114	Canadian Government Bond 10 Yr.	September 2021	13,603,940	(9,107)
73	DAX Index	June 2021	34,483,961	412,216
377	FTSE 100 Index	June 2021	37,532,213	1,429,127
167	Gold 100 OZ (b)	August 2021	31,818,510	1,378,114
153	Hang Seng Index	June 2021	28,599,983	314,553
1,326	Mini MSCI Emerging Markets	June 2021	90,227,670	1,808,472
197	MSCI Singapore	June 2021	5,380,436	60,863
381	S&P 500 E-Mini	June 2021	80,055,720	901,218
140	S&P/TSX 60	June 2021	27,317,412	1,062,007
34	Soybean (b)	July 2021	2,601,850	(43,941)
53	TOPIX Index	June 2021	9,362,585	141,874
322	U.S. Treasury Note 10 Yr. (CBT)	September 2021	42,483,875	16,392
79	WTI Crude (b)	June 2021	5,239,280	116,335

			$488,143,354	$9,037,067

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
460	Corn (b)	July 2021	15,105,250	(2,085,808)
776	E-mini Russell 2000 Index	June 2021	88,021,680	64,410
228	Euro Bund	June 2021	47,249,190	307,324
434	FTSE Taiwan Index	June 2021	25,745,994	(304,662)
157	FTSE/JSE TOP 40	June 2021	7,007,615	19,777
14	Japanese Government Bond 10 Yr. (OSE)	June 2021	19,305,686	(7,005)
117	NASDAQ 100 E-Mini	June 2021	32,026,410	(768,315)
154	Silver (b)	July 2021	21,570,780	(1,863,182)
132	SPI 200 Futures	June 2021	18,274,526	(829,280)
24	UK Gilt Long Bond	September 2021	4,334,085	(5,812)

			$278,641,216	$(5,472,553)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1 Month JPY LIBOR minus 0.10%	Total Return on MSCI Japan Value Net Total Return Local Index	GS	JPY	709,508,453	04/25/2022	Monthly	—	75,860	75,860
1 Month JPY LIBOR minus 0.10%	Total Return on MSCI Japan Value Net Total Return Local Index	GS	JPY	705,429,584	04/25/2022	Monthly	—	75,423	75,423
1 Month Federal Funds Rate plus 0.10%	Total Return on MSCI World Daily Total Return Net Value Index	GS	USD	8,883,452	05/06/2022	Monthly	—	141,459	141,459
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.02%	GS	USD	8,880,905	05/06/2022	Monthly	—	(263,373)	(263,373)
Bank of Japan Unsecured Overnight Call Rate minus 0.18%	Total Return on MSCI Japan Value Net Total Return Local Index	UBSA	JPY	1,114,915,688	05/11/2022	Monthly	—	205,561	205,561
1 Month Federal Funds Rate plus 0.09%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	10,326,046	05/12/2022	Monthly	—	191,735	191,735
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.10%	UBSA	USD	10,326,011	05/12/2022	Monthly	—	(517,644)	(517,644)
1 Month Federal Funds Rate plus 0.05%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	9,828,394	05/20/2022	Monthly	—	82,671	82,671
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.05%	UBSA	USD	9,828,409	05/20/2022	Monthly	—	(224,694)	(224,694)

							$—	$(233,002)	$(233,002)

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2021 (Unaudited)

As of May 31, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	All or a portion of this security or derivative is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO SGM Major Markets Fund.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2021.

(d)	The rate shown represents yield-to-maturity.

The rates shown on variable rate notes are the current interest rates at May 31, 2021, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBSA - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NZD - New Zealand Dollar

USD - United States Dollar

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 39.8%

	Australia — 1.2%

25,718	Accent Group Ltd	53,973

136	Ansell Ltd (a)	4,269

26,425	Asaleo Care Ltd	28,627

499	AUB Group Ltd	7,533

48,596	Australian Pharmaceutical Industries Ltd	43,279

33,730	Bank of Queensland Ltd	234,855

11,279	Bendigo & Adelaide Bank Ltd	91,258

33,668	BlueScope Steel Ltd	555,830

4,919	Computershare Ltd (a)	61,460

774	CSR Ltd	3,328

61,460	Dexus (REIT)	493,063

51,629	Fortescue Metals Group Ltd	881,736

31,008	Genworth Mortgage Insurance Australia Ltd *	66,227

164,757	GPT Group (The) (REIT)	590,902

3,736	JB Hi-Fi Ltd	138,701

9,532	McMillan Shakespeare Ltd	90,015

109,356	Mirvac Group (REIT)	237,467

5,255	Rio Tinto Ltd	498,461

28,526	Sandfire Resources Ltd	157,253

147,509	Scentre Group (REIT)	312,349

63,092	Stockland (REIT)	227,250

	Total Australia	4,777,836

	Belgium — 0.4%

20,316	Ageas SA/NV	1,314,328

1,460	Bekaert SA	70,189

7,184	bpost SA *	95,895

3,505	UCB SA	328,996

	Total Belgium	1,809,408

	Canada — 1.0%

8,376	Brookfield Asset Management Inc – Class A	421,648

6,600	Canadian Apartment Properties (REIT)	302,014

500	Canadian Tire Corp Ltd – Class A	85,576

200	Canadian Western Bank	6,059

3,800	Canfor Corp *	94,147

9,800	Cascades Inc	110,732

11,758	Celestica Inc *	101,516

1,100	Cogeco Inc (a)	86,512

7,800	Corus Entertainment Inc – B Shares (a)	39,579

2,600	iA Financial Corp Inc	149,601

7,100	Imperial Oil Ltd	234,267

5,300	Intertape Polymer Group Inc	128,327

200	Laurentian Bank of Canada	7,223

3,900	Linamar Corp	255,330

6,200	Magna International Inc	623,464

300	Martinrea International Inc	3,377

300	Mullen Group Ltd	3,233

Shares	Description	Value ($)

	Canada — continued

6,117	Nutrien Ltd	380,172

14,200	Power Corp of Canada	463,127

600	RioCan Real Estate Investment Trust	10,549

10,800	Tourmaline Oil Corp	263,105

6,600	Transcontinental Inc – Class A	122,871

	Total Canada	3,892,429

	China — 1.1%

62,000	Agile Group Holdings Ltd	87,486

735,000	Bank of Communications Co Ltd – Class H	496,355

19,500	Beijing Enterprises Holdings Ltd	68,064

206,000	China Communications Services Corp Ltd – Class H	86,531

4,716,000	China Huarong Asset Management Co Ltd – Class H (b)	461,823

21,500	China Overseas Land & Investment Ltd	52,118

1,117,000	China Railway Group Ltd – Class H	589,641

420,000	China Zhongwang Holdings Ltd *	105,956

514,000	Dongfeng Motor Group Co Ltd – Class H	488,439

46,000	Fosun International Ltd	74,244

296,800	Guangzhou R&F Properties Co Ltd – Class H	400,676

24,500	Kingboard Holdings Ltd	135,417

22,800	Momo Inc Sponsored ADR (a)	319,884

38,000	Seazen Group Ltd *	43,084

57,900	Shanghai Pharmaceuticals Holding Co Ltd – Class H	126,570

109,000	Shimao Group Holdings Ltd	312,729

104,000	Sinopharm Group Co Ltd – Class H	346,887

346,000	Skyworth Group Ltd *	98,590

466,000	Yuzhou Group Holdings Co Ltd	137,376

	Total China	4,431,870

	Denmark — 0.4%

231	Carlsberg A/S – Class B	42,427

30,289	Danske Bank A/S	570,506

5,178	Pandora A/S	699,396

4,737	Scandinavian Tobacco Group A/S	100,886

	Total Denmark	1,413,215

	Finland — 0.3%

1,802	Kesko Oyj – B Shares	62,651

6,891	Neste Oyj	454,508

83,149	Nokia Oyj *	433,873

2,184	Uponor Oyj	65,360

	Total Finland	1,016,392

	France — 1.3%

5,235	ALD SA	80,217

5,534	APERAM SA	305,102

5,946	Atos SE (a)	397,637

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	France — continued

1,298	BNP Paribas SA	89,361

10,144	Derichebourg SA *	104,011

161	Eiffage SA	17,765

2,665	IPSOS (a)	109,411

441	Kering SA	403,867

573	LVMH Moet Hennessy Louis Vuitton SE	458,991

5,872	Metropole Television SA (a)	124,562

42,332	Natixis SA *	209,200

2,935	Orange SA	37,455

10,884	Publicis Groupe SA (a)	735,716

3,784	Quadient SA	110,836

20,647	Renault SA *	856,782

3,661	Safran SA	553,579

19,742	Societe Generale SA	632,120

11,892	Television Francaise 1 (a)	124,300

1,504	Vicat SA	79,440

	Total France	5,430,352

	Germany — 1.1%

292	Aroundtown SA	2,463

46	Aurubis AG	4,305

7,521	Bayer AG (Registered)	479,415

2,503	Bayerische Motoren Werke AG	265,712

2,813	Beiersdorf AG	333,494

6,897	Daimler AG (Registered)	643,474

7,326	Deutsche Pfandbriefbank AG	86,740

6,362	Dialog Semiconductor Plc *	504,410

387	Draegerwerk AG & Co KGaA (a)	34,966

8,913	Fresenius SE & Co KGaA (a)	484,512

7,599	HeidelbergCement AG	694,537

1,287	Hornbach Baumarkt AG	61,711

1,528	Hornbach Holding AG & Co KGaA	170,367

4,010	Kloeckner & Co SE *	55,298

15	ProSiebenSat.1 Media SE (a)	337

3,680	SAP SE (a)	515,250

1,075	Takkt AG	18,167

26	VERBIO Vereinigte BioEnergie AG	1,431

	Total Germany	4,356,589

	Hong Kong — 0.7%

4,400	Bank of East Asia Ltd (The)	9,020

19,000	Chow Sang Sang Holdings International Ltd	33,151

243,000	CITIC Telecom International Holdings Ltd	81,104

73,000	CK Hutchison Holdings Ltd	581,984

21,200	Dah Sing Financial Holdings Ltd	75,467

466,000	First Pacific Co Ltd	162,576

2,000	Hang Lung Group Ltd	4,951

49,000	Johnson Electric Holdings Ltd	130,493

56,000	K Wah International Holdings Ltd	27,621

79,000	Kerry Properties Ltd	272,404

Shares	Description	Value ($)

	Hong Kong — continued

4,000	Luk Fook Holdings International Ltd	11,229

199,000	Pacific Textiles Holdings Ltd	132,754

591,000	PCCW Ltd	326,819

226,000	Shun Tak Holdings Ltd	72,307

60,000	Sun Hung Kai & Co Ltd	33,260

8,500	Swire Pacific Ltd – Class A	66,165

102,000	VSTECS Holdings Ltd	99,637

29,200	VTech Holdings Ltd	301,697

94,500	Yue Yuen Industrial Holdings Ltd	246,729

	Total Hong Kong	2,669,368

	India — 0.4%

89,393	Indiabulls Housing Finance Ltd	274,856

38,418	NTPC Ltd	57,803

384,278	Oil & Natural Gas Corp Ltd	597,591

290,521	REC Ltd	585,851

	Total India	1,516,101

	Ireland — 0.4%

42,546	AIB Group Plc *	141,701

67,710	Bank of Ireland Group Plc *	438,787

2,710	Glanbia Plc	45,144

71,600	Hibernia REIT Plc	104,525

9,692	Origin Enterprises Plc	43,428

20,576	Ryanair Holdings Plc *	421,395

9,904	Smurfit Kappa Group Plc	524,677

	Total Ireland	1,719,657

	Israel — 0.2%

1,600	Check Point Software Technologies Ltd *	187,168

11,916	Isracard Ltd *	48,029

48,900	Teva Pharmaceutical Industries Ltd Sponsored ADR *	508,560

	Total Israel	743,757

	Italy — 0.9%

1,946	A2A SPA	4,063

3,839	Ascopiave SPA	17,361

1,751	Banca IFIS SPA	27,403

18,959	Banca Popolare di Sondrio SCPA	93,084

23,456	Banco BPM SPA	83,034

749	Biesse SPA *	27,734

19,692	Buzzi Unicem SPA	558,307

3,639	Cementir Holding NV	41,554

4,544	Credito Emiliano SPA	29,692

16,025	EXOR NV	1,379,669

2,534	Italgas SPA	16,762

1,690	La Doria SPA	36,459

30,284	Leonardo SPA	264,478

2,432	Mediobanca Banca di Credito Finanziario SPA *	28,958

348	Sesa SPA *	54,488

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Italy — continued

259,507	Telecom Italia SPA	138,940

1,150,806	Telecom Italia SPA – RSP	657,625

58,737	Unipol Gruppo SPA	324,820

	Total Italy	3,784,431

	Japan — 9.8%

1,700	77 Bank Ltd (The)	21,085

2,100	ADEKA Corp	37,598

5,700	Aeon Delight Co Ltd	174,402

28,100	Aeon Mall Co Ltd	448,080

38,100	Amada Co Ltd	411,582

7,000	Amano Corp	184,354

600	Arata Corp	23,139

6,400	Arcland Sakamoto Co Ltd	83,357

13,200	Arcs Co Ltd	293,672

52,100	Asahi Kasei Corp	585,007

15,200	Astellas Pharma Inc	242,531

200	Belluna Co Ltd	2,002

14,300	Brother Industries Ltd	304,351

1,100	Canon Marketing Japan Inc	26,147

3,700	Central Japan Railway Co	553,429

10,600	Chubu Electric Power Co Inc	126,502

24,900	Chugoku Marine Paints Ltd	199,910

400	Credit Saison Co Ltd	5,064

200	Dai Nippon Toryo Co Ltd	1,539

6,800	Daihen Corp	301,603

400	Daiichi Jitsugyo Co Ltd	15,769

900	Daishi Hokuetsu Financial Group Inc	19,821

7,300	Daiwa House Industry Co Ltd	212,516

52,100	Daiwabo Holdings Co Ltd	810,194

13,300	Denka Co Ltd	506,767

200	Dexerials Corp	4,072

13,600	Ebara Corp	668,381

300	Eizo Corp	12,925

7,300	Electric Power Development Co Ltd	103,253

1,000	ESPEC Corp	18,316

9,500	Fuji Corp	239,956

300	Fuji Media Holdings Inc (a)	3,416

200	Fujimi Inc	9,199

600	Geo Holdings Corp	6,019

2,600	GungHo Online Entertainment Inc (a)	49,076

1,900	Gunma Bank Ltd (The)	6,287

5,200	Hachijuni Bank Ltd (The)	18,003

2,600	Hanwa Co Ltd	76,516

33,500	Haseko Corp	478,579

51,100	Hazama Ando Corp	390,584

800	Heiwado Co Ltd	17,183

600	Hirogin Holdings Inc	3,288

1,000	Hisamitsu Pharmaceutical Co Inc	55,395

5,800	Hitachi Ltd	305,597

8,400	Hogy Medical Co Ltd (a)	252,596

4,500	Hokuhoku Financial Group Inc	36,920

Shares	Description	Value ($)

	Japan — continued

28,300	Honda Motor Co Ltd	884,420

8,800	Horiba Ltd	565,317

10,300	Iida Group Holdings Co Ltd	276,963

700	Inaba Denki Sangyo Co Ltd	16,313

19,900	Inabata & Co Ltd	317,161

83,600	Inpex Corp	570,785

18,700	ITOCHU Corp	563,918

3,000	Itochu Enex Co Ltd	27,346

500	Iyo Bank Ltd (The)	2,675

3,000	Jaccs Co Ltd	69,708

12,500	JAFCO Group Co Ltd	913,688

12,400	Japan Post Insurance Co Ltd	246,551

2,400	Juroku Bank Ltd (The)	43,033

40,400	JVCKenwood Corp	84,150

39,700	K’s Holdings Corp	478,184

12,200	Kadokawa Corp (a)	470,409

30,700	Kajima Corp	425,911

9,000	Kanamoto Co Ltd	225,622

29,300	Kanematsu Corp	398,614

700	Kanematsu Electronics Ltd (a)	23,095

8,100	Kansai Electric Power Co Inc (The)	76,523

23,800	KDDI Corp	811,311

3,900	Kinden Corp	65,576

900	Kissei Pharmaceutical Co Ltd	17,456

1,100	Kohnan Shoji Co Ltd	30,092

1,400	Kokuyo Co Ltd	22,133

4,000	Komeri Co Ltd	95,322

49,100	Konica Minolta Inc	271,921

20,000	Konoike Transport Co Ltd	206,096

300	Kureha Corp	17,546

19,600	Kyowa Exeo Corp	486,754

13,400	Kyudenko Corp	418,467

21,500	Macromill Inc	172,101

15,700	Mandom Corp	272,591

17,800	Maruichi Steel Tube Ltd	451,695

500	Maruzen Showa Unyu Co Ltd	15,404

26,100	Maxell Holdings Ltd *	299,602

38,300	Mebuki Financial Group Inc	82,757

4,900	Meidensha Corp	101,058

17,600	Mitsubishi Gas Chemical Co Inc	413,587

140,000	Mitsubishi UFJ Financial Group Inc	804,039

1,000	Mitsuboshi Belting Ltd	16,070

5,200	Mitsui Chemicals Inc	175,894

1,200	Mitsui DM Sugar Holdings Co Ltd	19,874

6,700	Mixi Inc (a)	164,015

200	Mizuho Leasing Co Ltd	6,352

12,800	Morinaga & Co Ltd	397,659

17,300	MS&AD Insurance Group Holdings Inc	530,000

4,200	NEC Networks & System Integration Corp (a)	67,230

14,400	NH Foods Ltd	580,608

1,500	Nichiha Corp	40,790

3,800	Nippo Corp	98,534

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

2,050	Nippon Light Metal Holdings Co Ltd	35,365

1,500	Nippon Soda Co Ltd	46,447

300	Nippon Steel Trading Corp	12,068

23,600	Nippon Telegraph & Telephone Corp	639,095

6,500	Nippon Television Holdings Inc (a)	77,258

7,700	Nishi-Nippon Financial Holdings Inc	49,338

500	Nishio Rent All Co Ltd	14,796

300	Nisshin Oillio Group Ltd (The)	8,264

1,400	Nissin Electric Co Ltd	16,367

2,600	Nojima Corp	72,137

400	Nomura Real Estate Holdings Inc	10,491

800	Obara Group Inc	27,771

101,800	Obayashi Corp	865,213

4,800	Okamura Corp	61,094

81,200	ORIX Corp	1,434,552

2,500	Osaka Gas Co Ltd	47,828

600	Osaka Soda Co Ltd	13,761

22,700	Pacific Industrial Co Ltd	247,795

21,700	Penta-Ocean Construction Co Ltd	154,976

200	Pressance Corp	3,139

2,000	Proto Corp	21,246

1,400	Raito Kogyo Co Ltd	23,101

5,300	Raiznext Corp	55,552

56,000	Resona Holdings Inc	240,903

100	Rinnai Corp	9,940

1,600	Rohm Co Ltd	149,886

4,400	San-A Co Ltd	171,002

2,200	San-Ai Oil Co Ltd	23,842

4,300	Sanki Engineering Co Ltd	54,477

9,800	Sankyu Inc	428,815

2,400	Sanwa Holdings Corp	29,879

100	Sanyo Chemical Industries Ltd	5,086

6,100	Secom Co Ltd	482,150

3,100	Sekisui Chemical Co Ltd	54,048

27,600	Sekisui House Ltd	580,867

600	Sekisui Jushi Corp	11,581

900	Shimamura Co Ltd	86,397

84,700	Shimizu Corp	690,273

1,100	Shizuoka Bank Ltd (The)	8,812

1,600	Shizuoka Gas Co Ltd	15,288

1,500	Sinko Industries Ltd	26,317

66,800	SKY Perfect JSAT Holdings Inc (a)	264,384

200	Starts Corp Inc	5,094

65,600	Sumitomo Chemical Co Ltd	363,815

49,300	Sumitomo Dainippon Pharma Co Ltd	946,027

27,100	Sumitomo Forestry Co Ltd	551,486

15,400	Sumitomo Mitsui Trust Holdings Inc	538,383

500	Sumitomo Seika Chemicals Co Ltd	16,424

2,200	Suzuki Motor Corp	96,004

11,800	T Hasegawa Co Ltd	231,578

16,600	Tachi-S Co Ltd	189,402

9,300	Taisei Corp	328,488

Shares	Description	Value ($)

	Japan — continued

12,700	Takara Holdings Inc	170,057

7,900	Takara Leben Co Ltd	25,294

400	Takasago Thermal Engineering Co Ltd	6,751

4,300	Takeuchi Manufacturing Co Ltd	116,001

18,300	Takuma Co Ltd	312,880

2,600	Tamron Co Ltd	57,821

35,900	Teijin Ltd	590,802

20,600	TIS Inc (a)	528,576

18,400	Toho Holdings Co Ltd (a)	285,462

241,900	Tokyo Electric Power Co Holdings Inc *	757,203

10,800	Tokyo Seimitsu Co Ltd	536,841

1,200	Toppan Forms Co Ltd	11,886

43,000	Toppan Printing Co Ltd	750,952

21,600	Tosei Corp	207,747

39,200	Tosoh Corp	696,992

1,700	Totetsu Kogyo Co Ltd	37,364

500	Towa Pharmaceutical Co Ltd	10,634

4,600	Toyo Construction Co Ltd	23,638

2,900	Toyo Suisan Kaisha Ltd	118,213

6,000	Toyota Industries Corp	519,292

200	TS Tech Co Ltd	2,843

6,600	Tsumura & Co	213,487

2,800	YAMABIKO Corp	30,458

13,800	Yamaguchi Financial Group Inc	82,416

2,800	Yamazen Corp	24,816

3,100	Yellow Hat Ltd	55,696

11,100	Yokogawa Bridge Holdings Corp	202,108

900	Yuasa Trading Co Ltd	24,754

9,500	Zenkoku Hosho Co Ltd	393,092

	Total Japan	39,511,280

	Malta — 0.0%

125,500	BGP Holdings Plc * (b)	—

	Mexico — 0.2%

44,241	Fomento Economico Mexicano SAB de CV	362,759

119,700	Grupo Mexico SAB de CV – Series B	574,522

	Total Mexico	937,281

	Netherlands — 1.2%

10,503	ABN AMRO Bank NV CVA *	140,634

333	Aegon NV	1,579

9,500	AerCap Holdings NV *	560,500

9,910	ASR Nederland NV	426,811

48,164	ING Groep NV	673,964

15,878	Koninklijke Ahold Delhaize NV	462,245

9,837	NN Group NV	500,684

49,961	PostNL NV	293,623

10,009	Randstad NV	779,420

14,257	Signify NV	881,775

2,515	Wolters Kluwer NV	241,533

	Total Netherlands	4,962,768

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	New Zealand — 0.1%

99,372	Meridian Energy Ltd	370,324

	Norway — 0.4%

3,911	Austevoll Seafood ASA	51,133

26,493	BW LPG Ltd	183,103

9,508	DNO ASA *	10,099

52,704	Elkem ASA *	191,564

15	Entra ASA	356

17,702	Europris ASA	118,492

46,814	Norsk Hydro ASA	303,301

12,216	Norwegian Finans Holding ASA	143,146

43,310	Orkla ASA	451,658

2,138	Sbanken ASA	26,279

4,925	SpareBank 1 Nord Norge	49,852

4,533	SpareBank 1 SMN	64,299

11,251	SpareBank 1 SR-Bank ASA	155,254

	Total Norway	1,748,536

	Portugal — 0.3%

21,320	Altri SGPS SA	151,218

1,537,426	Banco Comercial Portugues SA – Class R *	299,140

18,619	CTT-Correios de Portugal SA	95,677

28,293	Galp Energia SGPS SA	354,786

31,786	Mota-Engil SGPS SA *	56,402

40,264	Navigator Co SA (The)	147,944

32,571	REN – Redes Energeticas Nacionais SGPS SA	91,742

137,734	Sonae SGPS SA	133,302

	Total Portugal	1,330,211

	Russia — 0.2%

4,029	LUKOIL PJSC Sponsored ADR	327,950

1,930	Novatek PJSC Sponsered GDR (Registered)	384,209

	Total Russia	712,159

	Singapore — 0.4%

2,100	CapitaLand Ltd	5,806

122,500	ComfortDelGro Corp Ltd	155,313

311,900	Golden Agri-Resources Ltd	55,373

15,000	Jardine Cycle & Carriage Ltd	251,230

121,400	Sembcorp Industries Ltd	201,715

98,200	Singapore Airlines Ltd *	368,179

3,200	SPH (REIT)	2,080

68,000	StarHub Ltd	62,702

544,400	Yangzijiang Shipbuilding Holdings Ltd	612,481

58,400	Yanlord Land Group Ltd	56,461

	Total Singapore	1,771,340

	South Africa — 0.1%

35,475	Bidvest Group Ltd (The)	500,593

Shares	Description	Value ($)

	South Korea — 0.0%

1,920	Yuhan Corp	110,002

	Spain — 1.1%

18,454	ACS Actividades de Construccion y Servicios SA	568,812

5,020	Amadeus IT Group SA * (a)	378,791

10,871	Atresmedia Corp de Medios de Comunicacion SA * (a)	53,241

87,877	Banco Bilbao Vizcaya Argentaria SA *	548,863

187,559	Banco de Sabadell SA *	144,294

164,226	Banco Santander SA *	691,671

40,219	Bankinter SA	229,652

6,442	Cia de Distribucion Integral Logista Holdings SA	140,858

2,680	Ebro Foods SA	56,849

1,643	Enagas SA	38,593

5,468	Gestamp Automocion SA *	29,763

2,417	Grupo Catalana Occidente SA	101,996

10,588	Industria de Diseno Textil SA	411,506

130,329	Liberbank SA	52,648

26,049	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros *	50,825

51,268	Mapfre SA	117,485

25,157	Mediaset Espana Comunicacion SA * (a)	176,449

16,027	Red Electrica Corp SA	320,902

2,414	Repsol SA	32,295

117,830	Unicaja Banco SA	132,382

	Total Spain	4,277,875

	Sweden — 0.1%

1,183	Betsson AB *	523

1,183	Betsson AB – Class B * (a)	10,528

7,355	Inwido AB	132,237

27,583	Nordea Bank Abp	299,648

124	SKF AB – B Shares	3,353

	Total Sweden	446,289

	Switzerland — 0.2%

7,935	Adecco Group AG (Registered)	549,187

999	BKW AG	111,154

14,738	Credit Suisse Group AG (Registered)	161,038

48	Schindler Holding AG (Registered)	13,946

4	Swisscom AG (Registered)	2,260

393	Zehnder Group AG – Class RG	36,974

	Total Switzerland	874,559

	Taiwan — 0.1%

49,000	Hon Hai Precision Industry Co Ltd	195,787

2,000	Pou Chen Corp	2,757

87,000	Ruentex Development Co Ltd	164,102

	Total Taiwan	362,646

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — 3.5%

11,867	Aggreko Plc	144,781

2,018	Antofagasta Plc	44,180

23,212	Aviva Plc	135,266

3,420	Bank of Georgia Group Plc *	63,621

59,758	Barratt Developments Plc	639,580

6,874	Bellway Plc	348,684

14,142	Berkeley Group Holdings Plc (The)	937,291

273,881	BT Group Plc *	677,939

144	Bunzl Plc	4,664

7,431	Central Asia Metals Plc	28,624

11,704	Coca-Cola HBC AG *	425,900

24,073	Compass Group Plc * (a)	548,756

2,345	Computacenter Plc (a)	89,237

2,643	Diversified Energy Co Plc	3,922

5,016	Evraz Plc	45,295

4,472	Ferguson Plc	607,343

64,381	Ferrexpo Plc	408,940

14,826	Frasers Group Plc *	121,567

4,488	Go-Ahead Group Plc (The) *	78,779

19,096	Halfords Group Plc *	103,123

21,670	IG Group Holdings Plc	263,199

4,648	IMI Plc	109,448

29,866	Indivior Plc *	66,196

19,039	Investec Plc	83,751

150,673	ITV Plc * (a)	273,819

55,727	J Sainsbury Plc	209,776

37,651	Just Group Plc *	58,829

201,767	Kingfisher Plc *	1,023,977

326,209	M&G Plc	1,128,091

88,649	Micro Focus International Plc (a)	652,358

188	Mondi Plc	5,077

4,384	Morgan Sindall Group Plc	138,878

12,145	National Grid Plc	162,111

4,001	Numis Corp Plc	21,176

19,798	OSB Group Plc	131,429

16,757	Paragon Banking Group Plc	115,609

21,032	Persimmon Plc	940,388

10,849	Pets at Home Group Plc	68,946

22,292	Phoenix Group Holdings Plc	232,698

14,246	Playtech Plc * (a)	92,931

15,981	Plus500 Ltd	342,140

75,954	Premier Foods Plc *	114,195

5,073	QinetiQ Group Plc	25,564

24,446	Royal Dutch Shell Plc – B Shares	444,459

54,150	Royal Mail Plc *	444,051

1,985	Smiths Group Plc	43,533

7,940	Stock Spirits Group Plc	30,146

53,747	Tate & Lyle Plc	583,842

103,435	Taylor Wimpey Plc	250,772

32,516	WPP Plc (a)	449,163

	Total United Kingdom	13,964,044

Shares	Description	Value ($)

	United States — 12.7%

3,900	Aflac, Inc.	221,052

1,200	Akamai Technologies, Inc. * (a)	137,052

3,400	Alexion Pharmaceuticals, Inc. *	600,270

5,200	Alliance Data Systems Corp. (a)	629,460

8,500	Ally Financial, Inc.	465,035

3,275	American Express Co.	524,426

1,400	Anthem, Inc. (a)	557,508

5,100	Arrow Electronics, Inc. *	613,683

16,100	AT&T, Inc.	473,823

10,000	Athene Holding Ltd. – Class A *	626,300

6,300	Bed Bath & Beyond, Inc. *	176,337

2,100	Best Buy Co., Inc.	244,104

300	Bio-Rad Laboratories, Inc. – Class A *	180,711

1,700	Biogen, Inc. *	454,716

162	Booking Holdings, Inc. * (a)	382,571

1,500	Booz Allen Hamilton Holding Corp.	127,395

19,300	BorgWarner, Inc.	989,897

4,300	Capital One Financial Corp.	691,354

11,300	Carrier Global Corp.	519,009

7,400	CBRE Group, Inc. – Class A *	649,572

6,900	Centene Corp. * (a)	507,840

1,400	CenterPoint Energy, Inc.	35,420

5,732	Charles Schwab Corp. (The)	423,308

3,200	Chevron Corp.	332,128

2,500	Cigna Corp. (a)	647,125

2,000	Cisco Systems, Inc.	105,800

8,600	Citigroup, Inc.	676,906

8,800	Citizens Financial Group, Inc.	439,120

6,255	Coca-Cola Co. (The)	345,839

5,600	Cognizant Technology Solutions Corp. – Class A (a)	400,736

10,300	Comcast Corp. – Class A (a)	590,602

3,400	Consolidated Edison, Inc.	262,616

12,500	Corteva, Inc.	568,750

2,000	Coty Inc. – Class A *	17,820

7,400	CVS Health Corp. (a)	639,656

2,200	Discover Financial Services	257,972

16,100	DISH Network Corp. – Class A * (a)	700,672

6,200	DR Horton, Inc.	590,798

2,500	Dropbox, Inc. – Class A * (a)	68,375

7,100	eBay, Inc.	432,248

6,857	EOG Resources, Inc.	550,892

10,700	Exelon Corp.	482,784

1,900	Facebook, Inc. – Class A * (a)	624,587

2,400	Fidelity National Financial, Inc.	112,776

1,600	FleetCor Technologies, Inc. * (a)	439,104

49,300	Ford Motor Co. *	716,329

700	Fortune Brands Home & Security, Inc.	72,212

2,900	Fox Corp. – Class A (a)	108,315

16,400	Fox Corp. – Class B (a)	594,992

1,400	Franklin Resources, Inc.	47,894

10,200	General Motors Co. *	604,962

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued

7,100	Gilead Sciences, Inc.	469,381

1,634	Global Payments, Inc. (a)	316,522

1,800	Goldman Sachs Group, Inc. (The)	669,636

3,100	Hasbro, Inc.	297,507

2,901	Hilton Worldwide Holdings, Inc. * (a)	363,408

17,000	HP, Inc.	496,910

900	IAC/InterActiveCorp * (a)	143,523

9,700	Intel Corp.	554,064

4,500	International Business Machines Corp. (a)	646,830

21,500	Invesco Ltd.	613,395

2,800	Jazz Pharmaceuticals Plc *	498,764

35,300	Kinder Morgan, Inc.	647,402

9,600	Kohl’s Corp.	532,704

11,300	Kraft Heinz Co. (The)	492,567

13,100	Kroger Co. (The)	484,438

1,800	Laboratory Corp. of America Holdings * (a)	494,064

5,195	Las Vegas Sands Corp. * (a)	300,011

300	Lear Corp.	58,008

3,700	Leidos Holdings, Inc.	380,175

5,900	Lennar Corp. – Class A	584,159

9,300	Lincoln National Corp.	649,047

8,000	LKQ Corp. *	407,680

46,800	Lumen Technologies, Inc.	647,712

8,900	Lyft, Inc. – Class A *	508,101

5,700	LyondellBasell Industries NV – Class A	641,934

306	Markel Corp. *	375,000

1,300	Masco Corp.	78,403

5,500	Medical Properties Trust, Inc. (REIT)	116,435

4,300	Merck & Co., Inc.	326,327

9,700	MetLife, Inc.	633,992

6,500	Micron Technology, Inc. *	546,910

1,400	Mohawk Industries, Inc. *	294,952

12,500	Molson Coors Brewing Co. – Class B *	729,000

10	NVR, Inc. *	48,872

800	Omnicom Group, Inc. (a)	65,792

7,500	Oracle Corp. (a)	590,550

1,700	PACCAR, Inc.	155,652

17,600	PPL Corp.	512,336

2,300	Principal Financial Group, Inc.	150,397

800	Progressive Corp. (The)	79,264

6,200	Prudential Financial, Inc.	663,214

8,600	PulteGroup, Inc.	496,994

3,600	Quest Diagnostics, Inc. (a)	474,012

40,800	Qurate Retail, Inc. – Series A	556,104

4,445	Raytheon Technologies Corp.	394,316

900	Regeneron Pharmaceuticals, Inc. *	452,187

8,966	Sensata Technologies Holding Plc *	532,850

600	Snap-on, Inc.	152,772

6,300	SS&C Technologies Holdings, Inc. (a)	465,381

14,000	Synchrony Financial	663,740

300	Synopsys, Inc. * (a)	76,302

Shares	Description	Value ($)

	United States — continued

7,200	Textron, Inc.	492,984

6,300	Tyson Foods, Inc. – Class A	500,850

1,300	United Rentals, Inc. *	434,148

4,100	Universal Health Services, Inc. – Class B (a)	654,483

10,660	US Bancorp	647,915

9,500	Verizon Communications, Inc.	536,655

10,608	Verso Corp. – Class A	180,442

4,848	VF Corp.	386,483

13,300	ViacomCBS, Inc. – Class B (a)	564,186

30,300	Viatris, Inc.	461,772

7,600	VICI Properties, Inc. (REIT)	236,588

1,461	Vimeo, Inc. * (a)	61,368

2,900	VMware, Inc. – Class A * (a)	457,881

10,100	Walgreens Boots Alliance, Inc.	531,866

9,624	Wells Fargo & Co.	449,633

18,500	Western Union Co. (The) (a)	452,695

8,000	Western Digital Corp. *	601,840

1,700	Whirlpool Corp.	403,053

900	WP Carey, Inc. (REIT)	67,905

	Total United States	51,315,296

	TOTAL COMMON STOCKS (COST $133,331,365)	160,756,608

	PREFERRED STOCKS (c) — 0.3%

	Brazil — 0.1%

38,632	Bradespar SA	518,286

	Germany — 0.2%

5,689	Bayerische Motoren Werke AG	518,941

50	Draegerwerk AG & Co KGaA (a)	4,644

	Total Germany	523,585

	TOTAL PREFERRED STOCKS (COST $666,726)	1,041,871

	RIGHTS/WARRANTS — 0.0%

	Singapore — 0.0%

205,238	Singapore Airlines Ltd, Expires 06/16/21 * (d)	—

	TOTAL RIGHTS/WARRANTS (COST $0)	—

	MUTUAL FUNDS — 59.8%

	United States — 59.8%

	Affiliated Issuers — 59.8%

492,752	GMO Emerging Country Debt Fund, Class IV	12,954,453

2,437,039	GMO Emerging Markets Fund, Class VI	93,143,640

1,875,221	GMO International Equity Fund, Class IV	49,168,297

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued

	Affiliated Issuers — continued

409,044	GMO Opportunistic Income Fund, Class VI	10,610,596

727,070	GMO Quality Fund, Class VI	21,339,484

1,325,810	GMO U.S. Equity Fund, Class VI	21,398,577

957,740	GMO U.S. Small Cap Value Fund, Class VI	27,142,360

1,170,747	GMO U.S. Treasury Fund	5,900,564

	TOTAL MUTUAL FUNDS (COST $197,282,280)	241,657,971

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

541,818	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (e)	541,818

	TOTAL SHORT-TERM INVESTMENTS (COST $541,818)	541,818

	TOTAL INVESTMENTS — 100.0% (Cost $331,822,189)	403,998,268

	SECURITIES SOLD SHORT — (19.5)%

	Common Stocks — (19.4)%

	Australia — (0.6)%

(6,057)	Afterpay Ltd *	(437,443)

(74,638)	APA Group	(530,570)

(3,528)	ASX Ltd	(207,998)

(1,280)	Cochlear Ltd	(222,374)

(925)	Ramsay Health Care Ltd	(45,232)

(90,317)	Sydney Airport *	(412,357)

(29,824)	Transurban Group	(319,947)

	Total Australia	(2,175,921)

	Austria — (0.1)%

(5,895)	Verbund AG	(545,497)

	Belgium — (0.0)%

(1,100)	Galapagos NV *	(83,951)

	Denmark — (0.1)%

(6,484)	Ambu A/S – Class B	(247,490)

	France — (0.8)%

(5,415)	Accor SA *	(215,645)

(2,527)	Aeroports de Paris *	(343,355)

(270)	Eurazeo SE	(23,887)

(35,316)	Getlink SE	(556,969)

(486)	Hermes International	(677,116)

(523)	Sartorius Stedim Biotech	(226,703)

(5,652)	Ubisoft Entertainment SA *	(411,104)

Shares	Description	Value ($)

	France — continued

(5,078)	Vivendi SE	(184,938)

(2,133)	Wendel SE	(298,322)

(668)	Worldline SA *	(64,191)

	Total France	(3,002,230)

	Germany — (0.10)%

(3,605)	Delivery Hero SE *	(487,703)

(280)	Deutsche Boerse AG	(45,784)

(581)	MTU Aero Engines AG	(150,932)

(5,422)	Puma SE	(619,703)

(5,088)	QIAGEN NV *	(252,270)

(8,903)	RWE AG	(338,314)

(3,901)	Scout24 AG	(317,440)

(621)	TeamViewer AG *	(24,349)

(196,604)	Telefonica Deutschland Holding AG	(541,052)

(12,191)	Uniper SE	(447,693)

(5,210)	Zalando SE *	(556,491)

	Total Germany	(3,781,731)

	Israel — (0.1)%

(1,200)	CyberArk Software Ltd *	(151,848)

(1,700)	Wix.com Ltd *	(441,762)

	Total Israel	(593,610)

	Italy — (0.4)%

(4,390)	Amplifon SPA	(206,262)

(12,626)	Atlantia SPA *	(240,713)

(2,677)	Ferrari NV	(564,468)

(34,425)	FinecoBank Banca Fineco SPA *	(573,228)

(8,522)	Infrastrutture Wireless Italiane SPA	(95,441)

	Total Italy	(1,680,112)

	Japan — (2.3)%

(28,600)	Acom Co Ltd	(130,383)

(16,700)	Asahi Intecc Co Ltd	(415,162)

(88,500)	ENEOS Holdings Inc	(365,493)

(400)	Fast Retailing Co Ltd	(325,228)

(4,100)	GMO Payment Gateway Inc	(490,389)

(16,200)	Hitachi Metals Ltd *	(311,970)

(600)	Ibiden Co Ltd	(27,700)

(17,700)	Idemitsu Kosan Co Ltd	(420,128)

(32,800)	Isetan Mitsukoshi Holdings Ltd	(236,697)

(9,400)	Japan Airport Terminal Co Ltd *	(428,866)

(8,600)	Japan Exchange Group Inc	(200,474)

(90)	Japan Real Estate Investment Corp	(545,602)

(25,600)	JGC Holding Corp	(245,657)

(27,200)	Keikyu Corp	(356,240)

(700)	Keio Corp	(44,449)

(2,400)	Kintetsu Group Holdings Co Ltd *	(85,011)

(18,300)	Kyushu Electric Power Co Inc	(149,378)

(2,400)	Lasertec Corp	(422,785)

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

(3,300)	Lion Corp	(58,127)

(16,200)	LIXIL Corp	(439,285)

(6,500)	M3 Inc	(436,646)

(1,800)	McDonald’s Holdings Co Japan Ltd	(80,704)

(6,000)	Mercari Inc *	(284,447)

(2,300)	Mitsubishi Materials Corp	(49,144)

(20,300)	MonotaRO Co Ltd	(472,949)

(500)	Nidec Corp	(57,334)

(17,800)	Nihon M&A Center Inc	(433,083)

(23,300)	Nippon Paint Holdings Co Ltd	(339,211)

(3,500)	Nissin Foods Holdings Co Ltd	(253,780)

(10,800)	Odakyu Electric Railway Co Ltd	(283,901)

(3,000)	ORIENTAL LAND CO LTD	(444,109)

(1,600)	Shiseido Co Ltd	(115,620)

(500)	Unicharm Corp	(19,852)

(3,000)	Yaskawa Electric Corp	(142,136)

	Total Japan	(9,111,940)

	Netherlands — (0.3)%

(247)	Adyen NV*	(571,672)

(1,267)	Heineken Holding NV	(128,259)

(4,675)	Just Eat Takeaway.com NV *	(422,458)

	Total Netherlands	(1,122,389)

	Norway — (0.0)%

(1,324)	Schibsted ASA – A Shares	(64,532)

(1,455)	Schibsted ASA – B Shares	(60,212)

	Total Norway	(124,744)

	Russia — (0.0)%

(4,627)	Magnit PJSC Sponsored GDR (Registered)	(70,501)

	Singapore — (0.1)%

(75,600)	Singapore Exchange Ltd	(593,422)

	Spain — (0.6)%

(10,734)	Cellnex Telecom SA	(651,186)

(20,348)	Endesa SA	(586,658)

(21,379)	Ferrovial SA	(624,578)

(13,737)	Siemens Gamesa Renewable Energy SA *	(454,031)

	Total Spain	(2,316,453)

	Sweden — (0.1)%

(3,156)	Evolution AB	(588,942)

	Switzerland — (0.3)%

(6)	Chocoladefabriken Lindt & Spruengli AG	(56,591)

(347)	Partners Group Holding AG	(523,746)

(445)	Straumann Holding AG (Registered)	(696,599)

	Total Switzerland	(1,276,936)

Shares	Description	Value ($)

	United Kingdom — (1.4)%

(8,248)	Admiral Group Plc	(343,444)

(16,128)	Antofagasta Plc	(353,092)

(73,947)	Auto Trader Group Plc *	(588,428)

(136,379)	ConvaTec Group Plc	(459,348)

(25,367)	Entain Plc *	(593,123)

(204)	Experian Plc	(7,816)

(5,828)	Halma Plc	(215,119)

(25,844)	Hargreaves Lansdown Plc	(605,607)

(72,715)	Informa Plc *	(559,783)

(27,030)	Land Securities Group Plc (REIT)	(269,060)

(4,565)	London Stock Exchange Group Plc	(489,832)

(11,656)	Melrose Industries Plc	(28,489)

(17,594)	Ocado Group Plc *	(470,726)

(323,799)	Rolls-Royce Holdings Plc *	(490,635)

(1,004)	Spirax-Sarco Engineering Plc	(180,465)

	Total United Kingdom	(5,654,967)

	United States — (11.2)%

(18,400)	AES Corp. (The)	(467,544)

(300)	Agilent Technologies, Inc.	(41,439)

(1,200)	Airbnb, Inc. – Class A *	(168,480)

(200)	Align Technology, Inc. *	(118,030)

(2,500)	American Tower Corp. (REIT)	(638,650)

(6,500)	Aramark	(242,775)

(3,500)	Arthur J Gallagher & Co.	(513,135)

(1,900)	Autodesk, Inc. *	(543,134)

(3,700)	Avalara, Inc. *	(489,029)

(1,000)	Axalta Coating Systems Ltd. *	(32,440)

(1,400)	Ball Corp.	(115,024)

(1,400)	BioMarin Pharmaceutical, Inc. *	(108,220)

(2,000)	Boeing Co. (The) *	(494,040)

(1,900)	Burlington Stores, Inc. *	(614,403)

(300)	Camden Property Trust (REIT)	(37,614)

(3,600)	Carnival Corp *	(106,416)

(1,800)	Carvana Co. *	(477,162)

(3,400)	Catalent, Inc. *	(356,422)

(4,300)	Ceridian HCM Holding, Inc. *	(384,678)

(5,700)	Cheniere Energy, Inc. *	(483,930)

(400)	Chipotle Mexican Grill, Inc. *	(548,792)

(4,600)	Cloudflare, Inc. – Class A *	(377,476)

(2,100)	CME Group, Inc.	(459,396)

(5,900)	Cognex Corp.	(468,401)

(200)	CoStar Group, Inc. *	(170,800)

(2,000)	Coupa Software, Inc. *	(476,400)

(300)	Crowdstrike Holdings, Inc. – Class A *	(66,645)

(2,800)	Crown Castle International Corp. (REIT)	(530,600)

(10,300)	Delta Air Lines, Inc. *	(491,104)

(500)	DENTSPLY SIRONA, Inc.	(33,460)

(1,500)	DexCom, Inc. *	(554,085)

(2,600)	DocuSign, Inc. *	(524,212)

(8,900)	DraftKings Inc. – Class A*	(444,555)

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(3,900)	Dynatrace, Inc.*	(201,786)

(900)	Ecolab, Inc.	(193,572)

(3,800)	Enphase Energy, Inc. *	(543,590)

(2,100)	Equifax, Inc.	(493,584)

(700)	Equinix, Inc. (REIT)	(515,704)

(8,800)	Equity LifeStyle Properties, Inc. (REIT)	(623,568)

(300)	Erie Indemnity Co. – Class A	(60,339)

(4,300)	Exact Sciences Corp. *	(475,279)

(2,900)	Expedia Group, Inc. *	(513,155)

(1,300)	Fastenal Co.	(68,952)

(200)	Fidelity National Information Services, Inc.	(29,796)

(200)	Fortinet, Inc. *	(43,708)

(800)	Gartner, Inc. *	(185,472)

(4,700)	Guidewire Software, Inc. *	(459,378)

(2,800)	Halliburton Co.	(62,860)

(2,300)	Hess Corp.	(192,786)

(27,200)	Host Hotels & Resorts, Inc. (REIT) *	(467,024)

(1,100)	HubSpot, Inc. *	(554,818)

(900)	IDEXX Laboratories, Inc. *	(502,299)

(1,900)	Ingersoll Rand, Inc. *	(94,316)

(2,000)	Insulet Corp. *	(539,340)

(200)	Intuitive Surgical, Inc. *	(168,436)

(1,900)	Ionis Pharmaceuticals, Inc. *	(70,775)

(2,600)	IQVIA Holdings, Inc. *	(624,416)

(5,900)	Iron Mountain, Inc. (REIT)	(256,886)

(4,200)	KKR & Co., Inc.	(233,898)

(7,200)	Lamb Weston Holdings, Inc.	(593,928)

(1,700)	Liberty Broadband Corp. – Class A *	(275,502)

(2,200)	Liberty Broadband Corp. – Class C *	(365,838)

(12,800)	Liberty Media Corp-Liberty Formula One – Class C *	(571,520)

(1,800)	Liberty Media Corp-Liberty SiriusXM *	(78,588)

(2,100)	Liberty Media Corp-Liberty SiriusXM *	(91,371)

(1,700)	Linde Plc	(511,020)

(6,600)	Live Nation Entertainment, Inc. *	(594,726)

(400)	Lululemon Athletica, Inc. *	(129,252)

(1,000)	MarketAxess Holdings, Inc.	(466,540)

(3,400)	Marriott International, Inc. – Class A *	(488,172)

(3,100)	MGM Resorts International	(132,897)

(1,100)	Mid-America Apartment Communities, Inc. (REIT)	(176,770)

(1,800)	MongoDB, Inc. *	(525,492)

(800)	Monolithic Power Systems, Inc.	(274,496)

(1,300)	MSCI, Inc.	(608,569)

(1,400)	News Corp. – Class A	(37,786)

(3,400)	NIKE Inc. – Class B	(463,964)

(7,300)	NiSource, Inc.	(186,150)

(3,000)	Novocure Ltd. *	(612,000)

(5,600)	Occidental Petroleum Corp.	(145,376)

(2,200)	Okta, Inc. *	(489,368)

(1,400)	Paycom Software, Inc. *	(461,440)

Shares	Description	Value ($)

	United States — continued

(1,100)	Peloton Interactive, Inc. – Class A *	(121,341)

(2,900)	Pioneer Natural Resources Co.	(441,351)

(20,600)	Plug Power, Inc. *	(632,420)

(1,800)	Public Storage (REIT)	(508,464)

(1,800)	RingCentral, Inc. – Class A *	(472,446)

(200)	Rockwell Automation, Inc.	(52,744)

(1,500)	Roku, Inc. *	(520,065)

(12,100)	Rollins, Inc.	(412,489)

(5,800)	Royal Caribbean Cruises Ltd. *	(540,966)

(800)	S&P Global, Inc.	(303,576)

(6,200)	Sarepta Therapeutics, Inc. *	(469,030)

(1,700)	SBA Communications Corp. (REIT)	(506,804)

(1,100)	ServiceNow, Inc. *	(521,268)

(3,600)	Simon Property Group, Inc. (REIT)	(462,564)

(9,600)	Snap, Inc. – Class A *	(596,352)

(1,900)	Snowflake, Inc. – Class A *	(452,257)

(7,600)	Southwest Airlines Co. *	(467,096)

(4,000)	Splunk, Inc. *	(484,800)

(2,300)	Square, Inc. – Class A *	(511,796)

(4,400)	Starbucks Corp.	(501,072)

(9,800)	Sunrun, Inc. *	(438,256)

(900)	Sysco Corp.	(72,900)

(15,000)	Targa Resources Corp.	(582,900)

(3,100)	Teladoc Health, Inc. *	(466,798)

(800)	Tesla, Inc. *	(500,176)

(100)	Trade Desk, Inc. (The) – Class A *	(58,814)

(1,600)	Twilio, Inc. – Class A *	(537,600)

(5,800)	Twitter, Inc. *	(336,400)

(10,300)	Uber Technologies, Inc. *	(523,549)

(13,200)	UDR, Inc. (REIT)	(628,716)

(1,700)	Vail Resorts, Inc. *	(555,696)

(2,400)	Voya Financial, Inc.	(157,248)

(1,300)	Wayfair, Inc. – Class A *	(398,502)

(200)	West Pharmaceutical Services, Inc.	(69,502)

(20,200)	Williams Cos, Inc. (The)	(532,068)

(500)	Workday, Inc. – Class A *	(114,360)

(4,500)	Wynn Resorts Ltd. *	(593,415)

(3,000)	Zendesk, Inc. *	(409,980)

(1,200)	Zillow Group, Inc. – Class A *	(141,948)

(4,342)	Zillow Group, Inc. – Class C *	(509,404)

(2,900)	Zscaler, Inc. *	(563,180)

	Total United States	(45,205,306)

	TOTAL COMMON STOCKS (PROCEEDS $74,752,967)	(78,176,142)

	PREFERRED STOCKS (c) — (0.1)%

	Germany — (0.1)%

(831)	Sartorius AG	(412,457)

	TOTAL PREFERRED STOCKS (COST $(362,834))	(412,457)

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

Shares	Description	Value ($)

	RIGHTS/WARRANTS — (0.0)%

	Spain — (0.0)%

(21,379)	Ferrovial SA, Expires 06/01/21 *	(5,196)

	TOTAL RIGHTS/WARRANTS (PROCEEDS $5,086)	(5,196)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $75,120,887)	(78,593,795)

	Other Assets and Liabilities (net) — 19.5%	78,632,407

	TOTAL NET ASSETS — 100.0%	$404,036,880

A summary of outstanding financial instruments at May 31, 2021 is as follows:

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket(f)	1 Month Federal Funds Rate minus 0.75%	GS	USD	531,585	05/24/2022	Monthly	—	5,473	5,473
Total Return on Equity Basket(f)	1 Month Federal Funds Rate minus 0.50%	GS	USD	445,440	05/24/2022	Monthly	—	483	483
Total Return on Equity Basket(f)	1 Month Federal Funds Rate minus 0.50%	GS	USD	157,131	05/24/2022	Monthly	—	(1,338)	(1,338)
Total Return on Equity Basket(f)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	3,310	10/18/2022	Monthly	—	(67)	(67)
Total Return on Equity Basket(g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	4,842,570	10/18/2022	Monthly	—	(23,519)	(23,519)
Total Return on Equity Basket(f)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	329,639	10/18/2022	Monthly	—	(25,184)	(25,184)
Total Return on Equity Basket(f)	1 Month Federal Funds Rate minus 0.50%	MORD	USD	27,704	10/18/2022	Monthly	—	(946)	(946)
Total Return on Equity Basket(f)	1 Month Federal Funds Rate minus 2.50%	MORD	USD	406,297	05/18/2023	Monthly	—	(16,144)	(16,144)

							$—	$(61,242)	$(61,242)

As of May 31, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	Investment valued using significant unobservable inputs.

(e)	The rate disclosed is the 7 day net yield as of May 31, 2021.

(f)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2021 (Unaudited)

(g)	The following table represents the individual short positions within the custom equity basket swap as of May 31, 2021:

Shares	Description	% of Equity Basket	Value ($)

3,080,000	Alibaba Pictures Group Ltd	8.5%	412,639

792,000	China Molybdenum Co Ltd – Class H	10.9%	530,655

42,000	China Resources Beer Holdings Co Ltd	7.7%	372,606

200,000	China Youzan Ltd	0.9%	41,196

138,000	China Yuhua Education Corp Ltd	2.9%	138,390

284,000	Greentown Service Group Co Ltd	9.0%	439,046

3,000	Haidilao International Holding Ltd	0.3%	16,979

9,400	Hong Kong Exchanges and Clearing Ltd	11.9%	578,500

136,000	Kingdee International Software Group Co Ltd	10.6%	516,800

3,000	Kuaishou Technology	1.6%	77,557

14,000	New World Development Co Ltd	1.6%	76,098

89,600	Sands China Ltd	8.4%	409,463

31,000	SJM Holdings Ltd	0.7%	35,426

150,000	Wynn Macau Ltd	5.3%	259,778

39,000	Yihai International Holding Ltd.	6.3%	308,174

420,000	Zijin Mining Group Co Ltd – Class H	13.4%	649,994

	TOTAL COMMON STOCKS		$4,863,301

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

CVA - Certificaaten van aandelen (Share Certificates)

ETF - Exchange-Traded Fund

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

Counterparty Abbreviations:

GS - Goldman Sachs International

MORD - Morgan Stanley Capital Services LLC

Currency Abbreviations:

USD - United States Dollar

Organization

Each of Alternative Allocation Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, SGM Major Markets Fund and Strategic Opportunities Allocation Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds and Alternative Allocation Fund, Implementation Fund and SGM Major Markets Fund may also invest in GMO Alternative Allocation SPC Ltd., GMO Implementation SPC Ltd. and GMO Alternative Asset SPC Ltd. (each a “wholly-owned subsidiary”), respectively. These GMO Funds and wholly-owned subsidiaries are referenced herein as “underlying funds”. As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Basis of presentation and principles of consolidation: Alternative Allocation Fund, Implementation Fund, and SGM Major Markets Fund

Alternative Allocation Fund, Implementation Fund and SGM Major Markets Fund include the accounts of their wholly-owned subsidiaries and the accompanying schedules of investments have been consolidated for those accounts. The consolidated schedules of investments include all of the assets and liabilities of each wholly-owned subsidiary.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2021, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$3,100,826	$—	$3,100,826
Belgium	—	861,550	—	861,550
Canada	1,596,879	—	—	1,596,879
China	322,690	3,395,237	441,258	4,159,185
Denmark	—	1,239,806	—	1,239,806
Finland	—	412,103	—	412,103
France	—	2,061,772	—	2,061,772
Germany	—	7,699,686	—	7,699,686
Hong Kong	—	1,212,822	—	1,212,822
Israel	634,634	—	—	634,634
Italy	—	1,484,776	—	1,484,776
Japan	—	8,935,336	—	8,935,336
Netherlands	531,000	1,718,165	—	2,249,165
New Zealand	—	352,626	—	352,626
South Africa	—	455,264	—	455,264
South Korea	—	103,414	—	103,414
Spain	—	1,287,648	—	1,287,648
Sweden	—	309,316	—	309,316
Switzerland	—	655,635	—	655,635
Taiwan	—	103,743	—	103,743
United Kingdom	6,538,072	3,763,225	—	10,301,297
United States	217,165,221	—	—	217,165,221

TOTAL COMMON STOCKS	226,788,496	39,152,950	441,258	266,382,704

Preferred Stocks
Germany	—	313,335	—	313,335

TOTAL PREFERRED STOCKS	—	313,335	—	313,335

Rights/Warrants
United States	—	—	263,451	263,451

TOTAL RIGHTS/WARRANTS	—	—	263,451	263,451

Investment Funds
United States	—	—	14,230,387	14,230,387

TOTAL INVESTMENT FUNDS	—	—	14,230,387	14,230,387

Debt Obligations
United States	24,507,450	32,322,489	—	56,829,939
United States Virgin Islands	—	2,376,246	—	2,376,246

TOTAL DEBT OBLIGATIONS	24,507,450	34,698,735	—	59,206,185

Mutual Funds
United States	15,488,890	—	—	15,488,890

TOTAL MUTUAL FUNDS	15,488,890	—	—	15,488,890

Short-Term Investments	6,962,873	211,118	—	7,173,991
Purchased Options	160,725	—	—	160,725

Total Investments	273,908,434	74,376,138	14,935,096	363,219,668

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	6,457,763	—	6,457,763
Futures Contracts
Equity Risk	977,645	1,159,723	—	2,137,368
Interest Rate Risk	203,289	—	—	203,289
Swap Contracts
Credit Risk	—	2,576,220	—	2,576,220
Equity Risk	—	280,304	—	280,304
Interest Rate Risk	—	4,133,701	—	4,133,701
Physical Commodity Contract Risk	—	16,785	—	16,785

Total	$275,089,368	$89,000,634	$14,935,096	$379,025,098

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund (continued)
Liability Valuation Inputs
Common Stocks
Australia	$—	$(2,054,582)	$—	$(2,054,582)
Austria	—	(539,852)	—	(539,852)
Belgium	—	(83,494)	—	(83,494)
Canada	(2,085,472)	—	—	(2,085,472)
Denmark	—	(216,458)	—	(216,458)
France	—	(2,751,219)	—	(2,751,219)
Germany	—	(3,736,866)	—	(3,736,866)
Ireland	(5,287,673)	—	—	(5,287,673)
Israel	(541,638)	—	—	(541,638)
Italy	—	(1,605,423)	—	(1,605,423)
Japan	—	(8,696,061)	—	(8,696,061)
Netherlands	—	(3,712,190)	—	(3,712,190)
Norway	—	(105,148)	—	(105,148)
Singapore	—	(580,863)	—	(580,863)
Spain	—	(2,253,341)	—	(2,253,341)
Sweden	—	(624,211)	—	(624,211)
Switzerland	—	(1,199,098)	—	(1,199,098)
United Kingdom	(10,798,105)	(5,293,204)	—	(16,091,309)
United States	(136,562,732)	—	—	(136,562,732)

TOTAL COMMON STOCKS	(155,275,620)	(33,452,010)	—	(188,727,630)

Preferred Stocks
Germany	—	(409,479)	—	(409,479)

TOTAL PREFERRED STOCKS	—	(409,479)	—	(409,479)

Rights/Warrants
Spain	(4,830)	—	—	(4,830)

TOTAL RIGHTS/WARRANTS	(4,830)	—	—	(4,830)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(5,568,286)	—	(5,568,286)
Futures Contracts
Equity Risk	(458,828)	(382,758)	—	(841,586)
Interest Rate Risk	(7,628)	—	—	(7,628)
Written Options
Credit Risk	—	(84,533)	—	(84,533)
Equity Risk	(108,081)	(10,490)	—	(118,571)
Swap Contracts
Credit Risk	—	(2,043,818)	—	(2,043,818)
Equity Risk	—	(391,519)	—	(391,519)
Interest Rate Risk	—	(2,009,052)	—	(2,009,052)

Total	$(155,854,987)	$(44,351,945)	$—	$(200,206,932)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds	$6,608,222,906	$—	$—	$6,608,222,906
Short-Term Investments	5,529,815	—	—	5,529,815

Total Investments	6,613,752,721	—	—	6,613,752,721

Total	$6,613,752,721	$—	$—	$6,613,752,721

Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Argentina	$611,414	$—	$—	$611,414
Australia	—	32,317,165	—	32,317,165

Description	Level 1	Level 2	Level 3		Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Austria	$—	$158,830	$—		$158,830
Belgium	—	10,480,653	—		10,480,653
Brazil	7,722,269	17,652,941	—		25,375,210
Canada	28,480,239	—	—		28,480,239
Chile	—	259,716	—		259,716
China	30,597,043	224,340,692	2,232,633		257,170,368
Czech Republic	—	784,189	—		784,189
Denmark	—	7,906,530	—		7,906,530
Egypt	—	122,371	—		122,371
Finland	—	6,136,949	—		6,136,949
France	—	39,133,920	—		39,133,920
Germany	—	31,708,679	—		31,708,679
Greece	—	—	0	§	0	§
Hong Kong	—	17,032,159	—		17,032,159
Hungary	—	585,316	—		585,316
India	2,680,154	43,533,304	124,886		46,338,344
Indonesia	—	7,058,901	—		7,058,901
Ireland	954,964	8,234,515	—		9,189,479
Israel	3,881,120	481,435	—		4,362,555
Italy	—	23,324,291	—		23,324,291
Japan	—	279,130,558	—		279,130,558
Kuwait	—	4,870,730	—		4,870,730
Luxembourg	69,559	—	—		69,559
Malaysia	—	777,211	—		777,211
Mexico	24,702,632	—	—		24,702,632
Netherlands	3,250,900	32,083,479	—		35,334,379
New Zealand	—	2,152,681	—		2,152,681
Norway	—	10,419,101	—		10,419,101
Pakistan	—	1,101,604	—		1,101,604
Philippines	—	693,003	—		693,003
Poland	—	9,593,725	—		9,593,725
Portugal	—	10,157,513	—		10,157,513
Qatar	—	1,404,542	—		1,404,542
Russia	515,431	73,430,525	557,419		74,503,375
Saudi Arabia	—	187,028	—		187,028
Singapore	—	13,690,732	—		13,690,732
South Africa	—	31,523,019	—		31,523,019
South Korea	2,136,600	67,172,673	—		69,309,273
Spain	—	28,549,665	—		28,549,665
Sweden	—	2,908,242	—		2,908,242
Switzerland	—	10,663,123	—		10,663,123
Taiwan	784,552	109,135,117	—		109,919,669
Thailand	—	4,038,540	—		4,038,540
Turkey	—	13,706,631	—		13,706,631
United Arab Emirates	—	2,305,383	—		2,305,383
United Kingdom	3,743,951	86,601,887	—		90,345,838
United States	285,747,552	—	—		285,747,552
Vietnam	—	1,489,949	—		1,489,949

TOTAL COMMON STOCKS	395,878,380	1,269,039,217	2,914,938		1,667,832,535

Preferred Stocks
Brazil	2,628,965	7,153,333	—		9,782,298
Chile	—	225,986	—		225,986
Colombia	117,820	—	—		117,820
Germany	—	4,705,525	—		4,705,525
Russia	—	5,657,626	—		5,657,626
South Korea	—	7,472,626	—		7,472,626
Taiwan	—	95,115	—		95,115

TOTAL PREFERRED STOCKS	2,746,785	25,310,211	—		28,056,996

Rights/Warrants
Singapore	—	—	0	§	0	§

TOTAL RIGHTS/WARRANTS	—	—	0	§	0	§

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Investment Funds
United States	$2,844,755	$—	$—	$2,844,755

TOTAL INVESTMENT FUNDS	2,844,755	—	—	2,844,755

Debt Obligations
United States	174,028,438	843,726	—	174,872,164

TOTAL DEBT OBLIGATIONS	174,028,438	843,726	—	174,872,164

Mutual Funds
United States	341,432,869	—	—	341,432,869

TOTAL MUTUAL FUNDS	341,432,869	—	—	341,432,869

Short-Term Investments	3,782,697	—	—	3,782,697
Total Investments	920,713,924	1,295,193,154	2,914,938	2,218,822,016

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	3,135,611	—	3,135,611
Futures Contracts
Equity Risk	537,943	—	—	537,943
Swap Contracts
Equity Risk	—	139,445	—	139,445
Interest Rate Risk	—	2,343,270	—	2,343,270

Total	$921,251,867	$1,300,811,480	$2,914,938	$2,224,978,285

Liability Valuation Inputs
Common Stocks
Australia	$—	$(13,128,643)	$—	$(13,128,643)
Austria	—	(3,079,027)	—	(3,079,027)
Belgium	—	(478,829)	—	(478,829)
Denmark	—	(1,407,532)	—	(1,407,532)
France	—	(17,517,024)	—	(17,517,024)
Germany	—	(21,014,714)	—	(21,014,714)
Israel	(3,355,128)	—	—	(3,355,128)
Italy	—	(9,889,692)	—	(9,889,692)
Japan	—	(52,797,015)	—	(52,797,015)
Netherlands	—	(6,753,811)	—	(6,753,811)
Norway	—	(724,912)	—	(724,912)
Russia	—	(386,969)	—	(386,969)
Singapore	—	(3,449,069)	—	(3,449,069)
Spain	—	(10,516,370)	—	(10,516,370)
Sweden	—	(3,836,891)	—	(3,836,891)
Switzerland	—	(7,086,080)	—	(7,086,080)
United Kingdom	—	(32,597,903)	—	(32,597,903)
United States	(254,948,857)	—	—	(254,948,857)

TOTAL COMMON STOCKS	(258,303,985)	(184,664,481)	—	(442,968,466)

Preferred Stocks
Germany	—	(2,696,606)	—	(2,696,606)

TOTAL PREFERRED STOCKS	—	(2,696,606)	—	(2,696,606)

Rights/Warrants
Spain	(29,469)	—	—	(29,469)

TOTAL RIGHTS/WARRANTS	(29,469)	—	—	(29,469)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(5,993,996)	—	(5,993,996)
Futures Contracts
Equity Risk	(12,442,935)	(15,513,094)	—	(27,956,029)
Swap Contracts
Equity Risk	—	(375,920)	—	(375,920)
Interest Rate Risk	—	(1,182,403)	—	(1,182,403)

Total	$(270,776,389)	$(210,426,500)	$—	$(481,202,889)

Description	Level 1	Level 2	Level 3	Total
Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$659,726,686	$—	$—	$659,726,686
Debt Obligations
Asset-Backed Securities	—	21,670	—	21,670

TOTAL DEBT OBLIGATIONS	—	21,670	—	21,670

Short-Term Investments	45,361	—	—	45,361

Total Investments	659,772,047	21,670	—	659,793,717

Total	$659,772,047	$21,670	$—	$659,793,717

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$98,599,980	$—	$—	$98,599,980
Short-Term Investments	56,272	—	—	56,272

Total Investments	98,656,252	—	—	98,656,252

Total	$98,656,252	$—	$—	$98,656,252

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,760,018,513	$—	$—	$1,760,018,513
Short-Term Investments	718,954	—	—	718,954

Total Investments	1,760,737,467	—	—	1,760,737,467

Total	$1,760,737,467	$—	$—	$1,760,737,467

Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Argentina	$1,865,804	$—	$—	$1,865,804
Australia	—	85,667,542	—	85,667,542
Austria	—	249,791	—	249,791
Belgium	—	27,217,517	—	27,217,517
Brazil	18,010,108	46,723,850	—	64,733,958
Canada	76,024,683	—	—	76,024,683
Chile	—	580,356	—	580,356
China	75,942,612	589,230,033	6,778,855	671,951,500
Colombia	11,266	—	—	11,266
Czech Republic	—	1,855,707	—	1,855,707
Denmark	—	23,486,963	—	23,486,963
Egypt	—	414,243	—	414,243
Finland	—	16,730,282	—	16,730,282
France	—	101,499,241	—	101,499,241
Germany	—	98,991,096	—	98,991,096
Hong Kong	—	45,345,737	—	45,345,737
Hungary	—	1,096,987	—	1,096,987
India	8,249,723	130,473,553	299,676	139,022,952
Indonesia	—	23,567,399	—	23,567,399
Ireland	2,395,220	21,157,738	—	23,552,958
Israel	11,099,738	602,380	—	11,702,118
Italy	—	59,287,966	—	59,287,966
Japan	—	720,389,250	—	720,389,250
Kuwait	—	14,628,156	—	14,628,156
Luxembourg	135,457	—	—	135,457
Malaysia	—	1,702,695	—	1,702,695
Mexico	66,592,338	—	—	66,592,338
Netherlands	9,392,800	81,088,172	201	90,481,173
New Zealand	—	6,215,611	—	6,215,611
Norway	—	21,518,186	—	21,518,186
Pakistan	—	5,039,209	—	5,039,209
Philippines	—	3,783,257	—	3,783,257
Poland	—	28,127,141	—	28,127,141
Portugal	—	23,960,534	—	23,960,534
Qatar	—	8,472,993	—	8,472,993

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Russia	$1,619,838	$198,369,205	$1,749,626	$201,738,669
Saudi Arabia	—	557,832	—	557,832
Singapore	—	31,881,023	—	31,881,023
South Africa	—	80,460,878	—	80,460,878
South Korea	4,852,170	158,681,690	—	163,533,860
Spain	—	72,890,676	—	72,890,676
Sweden	—	6,993,103	—	6,993,103
Switzerland	—	26,311,750	—	26,311,750
Taiwan	19,194,228	281,115,914	—	300,310,142
Thailand	—	8,124,748	—	8,124,748
Turkey	—	34,195,037	—	34,195,037
United Arab Emirates	—	5,209,884	—	5,209,884
United Kingdom	31,801,793	218,406,650	—	250,208,443
United States	1,369,207,278	—	14,201,098	1,383,408,376
Vietnam	—	4,325,235	—	4,325,235

TOTAL COMMON STOCKS	1,696,395,056	3,316,627,210	23,029,456	5,036,051,722

Preferred Stocks
Brazil	6,375,615	14,256,747	—	20,632,362
Chile	—	674,007	—	674,007
Colombia	452,872	—	—	452,872
Germany	—	11,636,150	—	11,636,150
Russia	—	19,744,697	—	19,744,697
South Korea	—	28,828,142	—	28,828,142
Taiwan	—	841,958	—	841,958
United States	—	—	1,160,080	1,160,080

TOTAL PREFERRED STOCKS	6,828,487	75,981,701	1,160,080	83,970,268

Rights/Warrants
United States	—	—	983,025	983,025

TOTAL RIGHTS/WARRANTS	—	—	983,025	983,025

Investment Funds
United States	6,266,566	—	33,626,240	39,892,806

TOTAL INVESTMENT FUNDS	6,266,566	—	33,626,240	39,892,806

Debt Obligations
Brazil	—	7,290,097	—	7,290,097
Canada	—	1,906,741	—	1,906,741
Israel	—	5,888,621	—	5,888,621
Jamaica	—	2,376,342	6,449,553	8,825,895
Luxembourg	—	—	2,480,985	2,480,985
Netherlands	—	—	119,060	119,060
Puerto Rico	—	6,324,677	—	6,324,677
United States	466,074,102	160,012,113	26,309,066	652,395,281

TOTAL DEBT OBLIGATIONS	466,074,102	183,798,591	35,358,664	685,231,357

Mutual Funds
United States	34,430,016	—	—	34,430,016

TOTAL MUTUAL FUNDS	34,430,016	—	—	34,430,016

Short-Term Investments	117,970,505	37,503,601	—	155,474,106
Purchased Options	513,180	—	—	513,180

Total Investments	2,328,477,912	3,613,911,103	94,157,465	6,036,546,480

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	19,464,375	—	19,464,375
Futures Contracts
Equity Risk	5,263,193	4,043,413	—	9,306,606
Interest Rate Risk	719,069	—	—	719,069
Physical Commodity Contract Risk	1,688,086	—	—	1,688,086
Swap Contracts
Equity Risk	—	1,557,159	—	1,557,159

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Interest Rate Risk	$—	$14,291,944	$—	$14,291,944

Total	$2,336,148,260	$3,653,267,994	$94,157,465	$6,083,573,719

Liability Valuation Inputs
Common Stocks
Australia	$—	$(35,293,173)	$—	$(35,293,173)
Austria	—	(9,232,731)	—	(9,232,731)
Belgium	—	(1,227,294)	—	(1,227,294)
Canada	(8,039,862)	—	—	(8,039,862)
Denmark	—	(3,724,029)	—	(3,724,029)
France	—	(48,532,449)	—	(48,532,449)
Germany	—	(63,518,537)	—	(63,518,537)
Ireland	(17,439,183)	—	—	(17,439,183)
Israel	(8,878,842)	—	—	(8,878,842)
Italy	—	(27,467,491)	—	(27,467,491)
Japan	—	(147,465,848)	—	(147,465,848)
Netherlands	—	(27,686,228)	—	(27,686,228)
Norway	—	(1,910,232)	—	(1,910,232)
Russia	—	(1,056,856)	—	(1,056,856)
Singapore	—	(10,386,455)	—	(10,386,455)
Spain	—	(39,581,587)	—	(39,581,587)
Sweden	—	(10,789,239)	—	(10,789,239)
Switzerland	—	(20,779,793)	—	(20,779,793)
United Kingdom	(35,699,162)	(92,221,466)	—	(127,920,628)
United States	(977,230,568)	—	—	(977,230,568)

TOTAL COMMON STOCKS	(1,047,287,617)	(540,873,408)	—	(1,588,161,025)

Preferred Stocks
Germany	—	(7,156,206)	—	(7,156,206)

TOTAL PREFERRED STOCKS	—	(7,156,206)	—	(7,156,206)

Rights/Warrants
Spain	(87,949)	—	—	(87,949)

TOTAL RIGHTS/WARRANTS	(87,949)	—	—	(87,949)

Investment Funds
United States	(782,925)	—	—	(782,925)

TOTAL INVESTMENT FUNDS	(782,925)	—	—	(782,925)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(23,349,905)	—	(23,349,905)
Futures Contracts
Equity Risk	(25,837,447)	(36,528,168)	—	(62,365,615)
Interest Rate Risk	(51,775)	—	—	(51,775)
Physical Commodity Contract Risk	(4,685,289)	—	—	(4,685,289)
Written Options
Equity Risk	(165,345)	—	—	(165,345)
Swap Contracts
Credit Risk	—	(682,558)	—	(682,558)
Equity Risk	—	(2,284,565)	—	(2,284,565)
Interest Rate Risk	—	(7,216,124)	—	(7,216,124)

Total	$(1,078,898,347)	$(618,090,934)	$—	$(1,696,989,281)

International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$253,861,162	$—	$—	$253,861,162
Short-Term Investments	94,922	—	—	94,922

Total Investments	253,956,084	—	—	253,956,084

Total	$253,956,084	$—	$—	$253,956,084

Description	Level 1	Level 2	Level 3		Total
International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$867,734,753	$—	$—		$867,734,753
Short-Term Investments	356,832	—	—		356,832

Total Investments	868,091,585	—	—		868,091,585

Total	$868,091,585	$—	$—		$868,091,585

Consolidated SGM Major Markets Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$280,665,121	$—	$—		$280,665,121

TOTAL DEBT OBLIGATIONS	280,665,121	—	—		280,665,121

Short-Term Investments	114,824,495	8,483	—		114,832,978

Total Investments	395,489,616	8,483	—		395,498,099

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,601,455	—		1,601,455
Futures Contracts
Equity Risk	3,836,107	3,542,448	—		7,378,555
Interest Rate Risk	608,622	—	—		608,622
Physical Commodity Contract Risk	1,494,449	—	—		1,494,449
Swap Contracts
Equity Risk	—	772,709	—		772,709

Total	$401,428,794	$5,925,095	$—		$407,353,889

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(930,398)	$—		$(930,398)
Futures Contracts
Equity Risk	(768,315)	(1,133,942)	—		(1,902,257)
Interest Rate Risk	(21,924)	—	—		(21,924)
Physical Commodity Contract Risk	(3,992,931)	—	—		(3,992,931)
Swap Contracts
Equity Risk	—	(1,005,711)	—		(1,005,711)

Total	$(4,783,170)	$(3,070,051)	$—		$(7,853,221)

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$4,777,836	$—		$4,777,836
Belgium	—	1,809,408	—		1,809,408
Canada	3,892,429	—	—		3,892,429
China	319,884	3,650,163	461,823		4,431,870
Denmark	—	1,413,215	—		1,413,215
Finland	—	1,016,392	—		1,016,392
France	—	5,430,352	—		5,430,352
Germany	—	4,356,589	—		4,356,589
Hong Kong	—	2,669,368	—		2,669,368
India	—	1,516,101	—		1,516,101
Ireland	—	1,719,657	—		1,719,657
Israel	695,728	48,029	—		743,757
Italy	—	3,784,431	—		3,784,431
Japan	—	39,511,280	—		39,511,280
Malta	—	—	0	§	0 §
Mexico	937,281	—	—		937,281
Netherlands	560,500	4,402,268	—		4,962,768
New Zealand	—	370,324	—		370,324
Norway	—	1,748,536	—		1,748,536
Portugal	—	1,330,211	—		1,330,211
Russia	—	712,159	—		712,159
Singapore	—	1,771,340	—		1,771,340

Description	Level 1	Level 2	Level 3		Total
Strategic Opportunities Allocation Fund (continued)
Asset Valuation Inputs (continued)
South Africa	$—	$500,593	$—		$500,593
South Korea	—	110,002	—		110,002
Spain	—	4,277,875	—		4,277,875
Sweden	—	446,289	—		446,289
Switzerland	—	874,559	—		874,559
Taiwan	—	362,646	—		362,646
United Kingdom	—	13,964,044	—		13,964,044
United States	51,315,296	—	—		51,315,296

TOTAL COMMON STOCKS	57,721,118	102,573,667	461,823		160,756,608

Preferred Stocks
Brazil	—	518,286	—		518,286
Germany	—	523,585	—		523,585

TOTAL PREFERRED STOCKS	—	1,041,871	—		1,041,871

Rights/Warrants
Singapore	—	—	0	§	0 §

TOTAL RIGHTS/WARRANTS	—	—	0	§	0 §

Mutual Funds
United States	241,657,971	—	—		241,657,971

TOTAL MUTUAL FUNDS	241,657,971	—	—		241,657,971

Short-Term Investments	541,818	—	—		541,818

Total Investments	299,920,907	103,615,538	461,823		403,998,268

Derivatives^
Swap Contracts
Equity Risk	—	5,956	—		5,956

Total	$299,920,907	$103,621,494	$461,823		$404,004,224

Liability Valuation Inputs
Common Stocks
Australia	$—	$(2,175,921)	$—		$(2,175,921)
Austria	—	(545,497)	—		(545,497)
Belgium	—	(83,951)	—		(83,951)
Denmark	—	(247,490)	—		(247,490)
France	—	(3,002,230)	—		(3,002,230)
Germany	—	(3,781,731)	—		(3,781,731)
Israel	(593,610)	—	—		(593,610)
Italy	—	(1,680,112)	—		(1,680,112)
Japan	—	(9,111,940)	—		(9,111,940)
Netherlands	—	(1,122,389)	—		(1,122,389)
Norway	—	(124,744)	—		(124,744)
Russia	—	(70,501)	—		(70,501)
Singapore	—	(593,422)	—		(593,422)
Spain	—	(2,316,453)	—		(2,316,453)
Sweden	—	(588,942)	—		(588,942)
Switzerland	—	(1,276,936)	—		(1,276,936)
United Kingdom	—	(5,654,967)	—		(5,654,967)
United States	(45,205,306)	—	—		(45,205,306)

TOTAL COMMON STOCKS	(45,798,916)	(32,377,226)	—		(78,176,142)

Preferred Stocks
Germany	—	(412,457)	—		(412,457)

TOTAL PREFERRED STOCKS	—	(412,457)	—		(412,457)

Rights/Warrants
Spain	(5,196)	—	—		(5,196)

TOTAL RIGHTS/WARRANTS	(5,196)	—	—		(5,196)

Derivatives^
Swap Contracts
Equity Risk	—	(67,198)	—		(67,198)

Total	$(45,804,112)	$(32,856,881)	$—		$(78,660,993)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at May 31, 2021.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund and Strategic Opportunities Fund each hold a common stock that is priced with a 2,000 basis point liquidity discount to the most relevant price prior to suspension of trading. Additionally Implementation Fund’s Level 3 holdings also include a common stock of 144A shares that is thinly traded and is being priced off the Reg S shares of the same security, two common stocks which are priced at the average of broker bids and a common stock priced with a 2,000 basis point discount to a comparable stock and an additional 1,000 basis point discount for liquidity considerations. Other than described above, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at May 31, 2021.

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2021	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of May 31, 2021	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2021
Consolidated Alternative Allocation Fund
Common Stocks
China	$—	$—	$—	$—	$—	$—	$441,258	‡	$—	$441,258	$—
Investment Funds
United States	10,681,155	3,593,356	—	—	—	(44,124)	—		—	14,230,387	(44,124)
Rights/Warrants
United States	146,362	13,649	—	—	—	103,440	—		—	263,451	103,440

Total Investments	$10,827,517	$3,607,005	$—	$—	$—	$59,316	$441,258		$—	$14,935,096	$59,316

Benchmark-Free Fund
Common Stocks
China	$11,049	$—	$—	$—	$—	$(11,049)	$2,232,633	‡	$—	$2,232,633	$—
India	—	120,062	—	—	—	4,824	—		—	124,886	4,824
Russia	—	666,851	—	—	—	(109,432)	—		—	557,419	(109,432)

Total Investments	$11,049	$786,913	$—	$—	$—	$(115,657)	$2,232,633		$—	$2,914,938	$(104,608)

Consolidated Implementation Fund
Common Stocks
China	$38,211	$—	$—	$—	$—	$(38,211)	$6,778,855	‡	$—	$6,778,855	$(38,211)
India	—	287,900	—	—	—	11,776	—		—	299,676	11,776
Netherlands	199	—	—	—	—	2	—		—	201	2
Russia	—	2,093,111	—	—	—	(343,485)	—		—	1,749,626	(343,485)
United States	13,767,769	57,228	—	—	—	376,101	—		—	14,201,098	376,101
Preferred Stocks
United States	881,040	38,000	—	—	—	241,040	—		—	1,160,080	241,040
Rights/Warrants
United States	737,648	28,603	—	—	—	216,774	—		—	983,025	216,774
Investment Funds
United States	22,494,300	11,232,431	—	—	—	(100,491)	—		—	33,626,240	(100,491)
Debt Obligations
Bank Loans
Jamaica	6,415,674	—	(17,073)	37,432	—	13,520	—		—	6,449,553	13,520
Luxembourg	2,478,466	—	(6,186)	393	—	8,312	—		—	2,480,985	8,312
United States	32,146,412	3,602,857	(6,240,070)	874,113	(35,137)	(4,088,109)	—		—	26,260,066	(3,431,875)
Corporate Debt
Netherlands	304,846	14,663	(189,715)	32,404	44,788	(87,926)	—		—	119,060	(87,926)
United States	—	42,000	—	109	—	6,891	—		—	49,000	6,891

Total Investments	$79,264,565	$17,396,793	$(6,453,044)#$	944,451	$9,651	$(3,783,806)	$6,778,855		$—	$94,157,465	$(3,127,572)

	Balances as of February 28, 2021	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of May 31, 2021	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2021
Strategic Opportunities Allocation Fund
Common Stocks
China	$—	$—	$—	$—	$—	$—	$461,823	‡	$—	$461,823	$—

Total Investments	$—	$—	$—	$—	$—	$—	$461,823		$—	$461,823	$—

‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.
#	Includes $3,640,115 of proceeds received from partial calls and/or principal paydowns as applicable.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended May 31, 2021 for Funds with material Level 3 investments.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Consolidated Alternative Allocation Fund
Common Stock	441,258	Fair Value	Discount rate	20% (N/A)

Benchmark-Free Fund
Common Stock	2,232,633	Fair Value	Discount rate	20% (N/A)
Common Stock	557,419	Fair Value	Price of comparable equity	(N/A)
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	0% (N/A)

Consolidated Implementation Fund
Common Stock	8,353,609	Fair Value	Discount rate	20-30% (21.99%)
Common Stock	5,592,935	Fair Value	Most relevant broker quote	1.000-9.583(9.35)
Common Stock	1,749,626	Fair Value	Price of comparable equity	(N/A)
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	0% (N/A)
Debt Obligation	119,060	Fair Value	Expected payment	(N/A)
Debt Obligation	1,313,896	Fair Value	Potential recovery	(N/A)

Strategic Opportunities Allocation Fund
Common Stock	461,823	Fair Value	Discount Rate	20% (N/A)
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	0% (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of May 31, 2021, the value of these securities and/or derivatives for Consolidated Alternative Allocation Fund, Benchmark-Free Fund and Consolidated Implementation Fund was $14,493,838, $124,886 and $77,028,339, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended May 31, 2021 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Consolidated Alternative Allocation Fund
GMO Emerging Markets Fund, Class VI	$29,192,704	$—	$14,740,000	$—		$1,970,341	$(934,155)	$15,488,890

Benchmark-Free Allocation Fund
GMO Emerging Country Debt Fund, Class IV	$161,366,088	$—	$2,400,000	$—		$(136,976)	$5,103,778	$163,932,890
GMO Implementation Fund	5,968,168,051	29,421,213	314,665,124	—		(584,858)	359,531,179	6,041,870,461
GMO Opportunistic Income Fund, Class VI	237,695,110	—	11,500,000	—		215,757	661,746	227,072,613
GMO SGM Major Markets Fund, Class VI	176,393,296	—	—	—		—	(1,046,354)	175,346,942

Totals	$6,543,622,545	$29,421,213	$328,565,124	$—		$(506,077)	$364,250,349	$6,608,222,906

Benchmark-Free Fund
GMO Emerging Country Debt Fund, Class IV	$68,079,210	$—	$—	$—		$—	$2,109,120	$70,188,330
GMO Emerging Markets Fund, Class VI	73,462,563	—	—	—		—	3,651,943	77,114,506
GMO Opportunistic Income Fund, Class VI	95,150,641	11,200,000	—	—		—	401,176	106,751,817
GMO SGM Major Markets Fund, Class VI	53,275,871	20,000,000	—	—		—	(359,903)	72,915,968
GMO U.S. Treasury Fund	15,629,132	45,527,939	46,694,823	—	**	—	—	14,462,248

Totals	$305,597,417	$76,727,939	$46,694,823	$—		$—	$5,802,336	$341,432,869

Global Asset Allocation Fund
GMO Alternative Allocation Fund, Class VI	$178,571,877	$—	$53,786,020	$—		$(1,747,470)	$7,351,785	$130,390,172
GMO Asset Allocation Bond Fund, Class VI	58,588,962	15,117,924	35,050,450	—		2,126,232	(1,560,416)	39,222,252
GMO Cyclical Focus Fund Class IV	26,821,332	—	9,200,000	—		3,366,139	(281,787)	20,705,684
GMO Emerging Country Debt Fund, Class IV	26,636,433	—	7,000,000	—		(428,932)	1,042,545	20,250,046
GMO Emerging Markets Fund, Class VI	175,044,536	3,233,370	52,200,000	—		6,154,708	1,037,969	133,270,583
GMO International Equity Fund, Class IV	143,733,654	—	53,606,134	—		5,518,298	9,533,617	105,179,435
GMO-Usonian Japan Value Creation Fund, Class VI	35,718,441	614,162	11,300,000	—		2,101,790	(368,189)	26,766,204
GMO Multi-Sector Fixed Income Fund, Class IV	49,437,917	30,278,972	21,470,000	—		(57,605)	667,905	58,857,189
GMO Opportunistic Income Fund, Class VI	26,706,075	—	7,200,000	—		(63,325)	145,907	19,588,657
GMO Quality Fund, Class VI	18,091,344	114,165	7,200,000	—		1,725,921	336,948	13,068,378
GMO U.S. Equity Fund, Class VI	73,489,034	—	29,560,963	—		2,070,930	6,502,305	52,501,306
GMO U.S. Small Cap Value Fund, Class VI	58,149,527	276,372	25,762,526	—		7,020,313	42,039	39,725,725
GMO U.S. Treasury Fund	24,707,179	22,501,055	47,007,179	1,938		—	—	201,055

Totals	$895,696,311	$72,136,020	$360,343,272	$1,938		$27,786,999	$24,450,628	$659,726,686

Global Developed Equity Allocation Fund
GMO Cyclical Focus Fund, Class IV	$4,589,809	$—	$—	$—		$—	$590,705	$5,180,514
GMO Emerging Markets Fund, Class VI	8,499,013	560,000	—	—		—	437,390	9,496,403
GMO International Equity Fund, Class IV	37,111,417	600,000	—	—		—	4,732,034	42,443,451
GMO-Usonian Japan Value Creation Fund, Class VI	3,494,510	—	—	—		—	168,249	3,662,759
GMO Quality Fund, Class VI	10,925,424	—	—	—		—	1,417,194	12,342,618
GMO U.S. Equity Fund, Class VI	14,166,705	—	—	—		—	1,878,953	16,045,658
GMO U.S. Small Cap Value Fund, Class VI	9,343,101	—	1,160,000	—		338,488	906,988	9,428,577

Totals	$88,129,979	$1,160,000	$1,160,000	$—		$338,488	$10,131,513	$98,599,980

Global Equity Allocation Fund
GMO Cyclical Focus Fund, Class VI	$81,133,477	$—	$—	$—		$—	$10,441,817	$91,575,294
GMO Emerging Markets Fund, Class VI	451,468,804	7,000,000	804,295	—		265,044	22,339,837	480,269,390
GMO International Equity Fund, Class IV	546,831,021	10,129,760	29,390,592	—		3,604,850	64,661,970	595,837,009
GMO-Usonian Japan Value Creation Fund, Class VI	65,011,818	—	—	—		—	3,130,096	68,141,914
GMO Quality Fund, Class VI	220,601,446	8,500,000	18,443,480	—		4,779,386	24,038,280	239,475,632
GMO U.S. Equity Fund, Class VI	104,407,865	127,829	8,834,639	—		1,605,780	11,924,622	109,231,457
GMO U.S. Small Cap Value Fund, Class VI	177,879,688	129,782	26,146,368	—		7,581,177	16,043,538	175,487,817

Totals	$1,647,334,119	$25,887,371	$83,619,374	$—		$17,836,237	$152,580,160	$1,760,018,513

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Consolidated Implementation Fund
GMO U.S. Treasury Fund	$35,272,723	$109,548,816	$110,391,523	$—	**	$—	$—	$34,430,016

International Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$22,008,788	$2,561,768	$259,434	$—		$18,452	$1,163,126	$25,492,700
GMO International Equity Fund, Class IV	194,337,465	611,871	1,029,686	—		70,290	24,462,810	218,452,750
GMO-Usonian Japan Value Creation Fund, Class VI	8,953,179	529,788	—	—		—	432,745	9,915,712

Totals	$225,299,432	$3,703,427	$1,289,120	$—		$88,742	$26,058,681	$253,861,162

International Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$354,876,079	$8,135,587	$27,761,528	$—		$5,589,885	$11,452,959	$352,292,982
GMO International Equity Fund, Class IV	470,885,277	4,852,634	50,948,663	—		(1,468,223)	57,806,492	481,127,517
GMO-Usonian Japan Value Creation Fund, Class VI	35,577,814	9,058	3,000,000	—		572,815	1,154,567	34,314,254

Totals	$861,339,170	$12,997,279	$81,710,191	$—		$4,694,477	$70,414,018	$867,734,753

Strategic Opportunities Allocation Fund
GMO Emerging Country Debt Fund, Class IV	$19,111,645	$—	$6,500,000	$—		$(739,751)	$1,082,559	$12,954,453
GMO Emerging Markets Fund, Class VI	132,412,873	—	44,200,000	—		4,991,785	(61,018)	93,143,640
GMO International Equity Fund, Class IV	68,841,799	—	26,500,000	—		2,416,731	4,409,767	49,168,297
GMO Opportunistic Income Fund, Class VI	16,234,952	—	5,665,000	—		197,112	(156,468)	10,610,596
GMO Quality Fund, Class VI	31,416,895	—	13,400,000	—		2,220,283	1,102,306	21,339,484
GMO U.S. Equity Fund, Class VI	29,319,352	—	11,300,000	—		493,729	2,885,496	21,398,577
GMO U.S. Small Cap Value Fund, Class VI	41,144,715	—	18,600,001	—		4,825,863	(228,217)	27,142,360
GMO U.S. Treasury Fund	2,500,173	41,000,564	37,600,173	1,103		—	—	5,900,564

Totals	$340,982,404	$41,000,564	$163,765,174	$1,103		$14,405,752	$9,034,425	$241,657,971

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2021 through May 31, 2021. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2022.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $57,012 and $116,580 in Benchmark-Free Fund and Consolidated Implementation Fund, respectively, during the period.

* * *

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.